UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2009

Date of reporting period: April 30, 2009

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

April 30, 2009

Security	Shares	Value

COMMON STOCKS—99.72%

AIRLINES—0.66%
Air China Ltd. Class H(a)	180,000	$85,469
China Eastern Airlines Corp. Ltd. Class H(a)	80,000	13,626
China Southern Airlines Co. Ltd. Class H(a)	81,000	19,126

		118,221
AUTO MANUFACTURERS—1.47%
Denway Motors Ltd.	330,000	139,236
Dongfeng Motor Group Co. Ltd. Class H	150,000	113,030
Great Wall Motor Co. Ltd. Class H(a)	22,500	12,019

		264,285
AUTO PARTS & EQUIPMENT—0.16%
Weichai Power Co. Ltd. Class H	10,200	29,086

		29,086
BANKS—22.84%
Bank of China Ltd. Class H	2,765,000	1,034,625
Bank of Communications Co. Ltd. Class H(b)	385,000	313,458
BOC Hong Kong (Holdings) Ltd.	175,000	249,737
China CITIC Bank Class H	525,000	241,834
China Construction Bank Class H	1,380,000	804,836
China Merchants Bank Co. Ltd. Class H	147,500	266,827
Industrial and Commercial Bank of China (Asia) Ltd.	40,000	51,509
Industrial and Commercial Bank of China Ltd. Class H	2,000,000	1,150,945

		4,113,771
BEVERAGES—0.29%
Tsingtao Brewery Co. Ltd. Class H	20,000	52,128

		52,128
BUILDING MATERIALS—1.92%
Anhui Conch Cement Co. Ltd. Class H(a)	20,000	134,062
China National Building Material Co. Ltd. Class H	100,000	212,125

		346,187
CHEMICALS—0.72%
China BlueChemical Ltd. Class H	110,000	58,760
Sinopec Shanghai Petrochemical Co. Ltd. Class H	140,000	48,051
Sinopec Yizheng Chemical Fibre Co. Ltd. Class H(a)	130,000	22,980

		129,791
COAL—4.74%
China Coal Energy Co. Class H	235,000	204,370
China Shenhua Energy Co. Ltd. Class H(a)	187,500	526,199
Yanzhou Coal Mining Co. Ltd. Class H	130,000	122,952

		853,521

COMMERCIAL SERVICES—1.64%
Anhui Expressway Co. Class H	40,000	20,129
COSCO Pacific Ltd.	70,000	67,289
Jiangsu Expressway Co. Ltd. Class H	80,000	57,083
Shenzhen Expressway Co. Ltd. Class H	70,000	26,554
Shenzhen International Holdings Ltd.	587,500	29,564
Zhejiang Expressway Co. Ltd. Class H	110,000	94,669

		295,288
COMPUTERS—0.52%
Lenovo Group Ltd.	340,000	93,443

		93,443
DIVERSIFIED FINANCIAL SERVICES—0.54%
China Everbright Ltd.	50,000	98,063

		98,063
ELECTRIC—2.11%
China Resources Power Holdings Co. Ltd.	40,000	90,321
Datang International Power Generation Co. Ltd. Class H	220,000	106,733
Huadian Power International Corp. Ltd. Class H(b)	110,000	26,116
Huaneng Power International Inc. Class H(a)	230,000	157,287

		380,457
ELECTRICAL COMPONENTS & EQUIPMENT—0.79%
BYD Co. Ltd. Class H(a)	35,000	92,579
Dongfang Electric Corp. Ltd. Class H(a)	10,000	26,322
Harbin Power Equipment Co. Ltd. Class H	30,000	22,800

		141,701
ENGINEERING & CONSTRUCTION—3.47%
Beijing Capital International Airport Co. Ltd. Class H	100,000	63,870
China Communications Construction Co. Ltd. Class H	235,000	283,207
China Railway Construction Corp. Class H(a)	82,500	114,966
China Railway Group Ltd. Class H(a)	235,000	162,223

		624,266
ENVIRONMENTAL CONTROL—0.02%
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	20,000	3,871

		3,871
FOOD—0.43%
China Foods Ltd.	100,000	48,386
Lianhua Supermarket Holdings Co. Ltd. Class H	25,000	29,741

		78,127
HOLDING COMPANIES - DIVERSIFIED—3.43%
Beijing Enterprises Holdings Ltd.	20,000	88,385
China Merchants Holdings (International) Co. Ltd.(b)	70,000	166,913
China Resources Enterprise Ltd.	70,000	124,101
CITIC Pacific Ltd.	55,000	81,044
Guangdong Investment Ltd.	130,000	54,012
Shanghai Industrial Holdings Ltd.	30,000	103,353

		617,808
INSURANCE—11.91%
China Insurance International Holdings Co. Ltd.	40,000	67,096
China Life Insurance Co. Ltd. Class H(b)	370,000	1,305,717

PICC Property and Casualty Co. Ltd. Class H(a)	200,000	114,320
Ping An Insurance (Group) Co. of China Ltd. Class H	105,000	657,084

		2,144,217
IRON & STEEL—0.63%
Angang New Steel Co. Ltd. Class H	60,000	72,463
Maanshan Iron & Steel Co. Ltd. Class H(b)	100,000	41,161

		113,624
MACHINERY - CONSTRUCTION/MINING—0.15%
China National Materials Co. Ltd. Class H	35,000	26,961

		26,961
METAL FABRICATE & HARDWARE—0.53%
Jiangxi Copper Co. Ltd. Class H	80,000	95,172

		95,172
MINING—1.99%
Aluminum Corp. of China Ltd. Class H	170,000	130,514
China Molybdenum Co. Ltd. Class H	50,000	25,419
Zhaojin Mining Industry Co. Ltd. Class H	25,000	32,322
Zijin Mining Group Co. Ltd. Class H	220,000	170,319

		358,574
OIL & GAS—13.43%
China Petroleum & Chemical Corp. Class H	800,000	627,601
CNOOC Ltd.	825,000	925,047
CNPC Hong Kong Ltd.	50,000	25,032
PetroChina Co. Ltd. Class H	950,000	840,887

		2,418,567
OIL & GAS SERVICES—0.32%
China Oilfield Services Ltd. Class H	70,000	57,896

		57,896
PHARMACEUTICALS—0.02%
Guangzhou Pharmaceutical Co. Ltd. Class H(a)	10,000	3,974

		3,974
REAL ESTATE—2.41%
Beijing North Star Co. Class H(b)	40,000	8,722
China Overseas Land & Investment Ltd.	171,040	301,907
Guangzhou R&F Properties Co. Ltd. Class H	56,000	91,621
Shenzhen Investment Ltd.	110,000	32,077

		434,327
SHIPBUILDING—0.07%
Guangzhou Shipyard International Co. Ltd. Class H(b)	10,000	12,890

		12,890
SOFTWARE—0.13%
Travelsky Technology Ltd. Class H(a)	45,000	23,806

		23,806
TELECOMMUNICATIONS—20.45%
China Communications Services Corp. Ltd. Class H	100,000	59,354
China Mobile Ltd.(b)	310,000	2,691,948
China Telecom Corp. Ltd. Class H	900,000	447,088
China Unicom (Hong Kong) Ltd.	370,128	423,609

ZTE Corp. Class H	18,040	61,451

		3,683,450
TEXTILES—0.06%
Weiqiao Textile Co. Ltd.	27,500	11,000

		11,000
TRANSPORTATION—1.87%
China COSCO Holdings Co. Ltd. Class H	107,500	88,634
China Shipping Container Lines Co. Ltd. Class H	205,000	49,728
China Shipping Development Co. Ltd. Class H	70,000	81,108
China South Locomotive and Rolling Stock Corp. Ltd. Class H(a)	85,000	38,496
Guangshen Railway Co. Ltd. Class H	130,000	58,541
Sinotrans Ltd. Class H	105,000	19,509

		336,016

TOTAL COMMON STOCKS
(Cost: $16,935,819)		17,960,488

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.89%

MONEY MARKET FUNDS—9.89%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.50%(c)(d)(e)	1,528,817	1,528,817
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.41%(c)(d)(e)	238,933	238,933
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(c)(d)	13,893	13,893

		1,781,643

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,781,643)		1,781,643

TOTAL INVESTMENTS IN SECURITIES—109.61%
(Cost: $18,717,462)		19,742,131
Other Assets, Less Liabilities—(9.61)%		(1,730,653)

NET ASSETS—100.00%		$18,011,478

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

April 30, 2009

Security	Shares	Value

COMMON STOCKS—97.25%

AUSTRALIA—4.63%
ABB Grain Ltd.	9,748	$62,451
Arrow Energy Ltd.(a)	18,436	45,240
Atlas Iron Ltd.(a)	9,796	9,428
Australian Worldwide Exploration Ltd.(a)	19,808	35,509
Babcock & Brown Japan Property Trust	68,832	15,930
Babcock & Brown Wind Partners Ltd.	35,628	32,982
Beach Petroleum Ltd.	39,612	22,409
Bradken Ltd.	4,780	11,203
Centennial Coal Co. Ltd.	13,504	18,057
ConnectEast Group	60,740	17,850
Cromwell Group	28,248	13,075
David Jones Ltd.	16,288	36,259
Energy World Corp. Ltd.(a)	12,520	5,105
Felix Resources Ltd.	1,800	14,772
FKP Property Group	14,484	8,726
Gindalbie Metals Ltd.(a)	13,708	6,848
Healthscope Ltd.	10,892	30,969
IBA Health Group Ltd.(a)	20,108	10,711
Independence Group NL	5,396	15,699
JB Hi-Fi Ltd.	6,424	64,377
Linc Energy Ltd.(a)	6,784	12,510
Lynas Corp. Ltd.(a)(b)	20,104	4,357
Macarthur Coal Ltd.	4,624	14,404
Macquarie Leisure Trust Group	29,944	26,400
Monadelphous Group Ltd.	3,468	25,734
Mount Gibson Iron Ltd.(a)	17,340	8,026
Murchison Metals Ltd.(a)	15,052	10,838
Nexus Energy Ltd.(a)(c)	15,848	4,425
Octaviar Ltd.(c)	8,924	1
OM Holdings Ltd.	10,952	10,219
Pacific Brands Ltd.	21,252	10,930
PanAust Ltd.(a)	46,584	11,465
Platinum Asset Management Ltd.	6,228	18,532
Platinum Australia Ltd.(a)	7,116	4,365
Primary Health Care Ltd.	12,992	41,617
Riversdale Mining Ltd.(a)	5,260	16,811
Roc Oil Co. Ltd.(a)	20,740	6,628
Seek Ltd.	7,540	18,225
Silex Systems Ltd.(a)	5,912	20,849
Sino Gold Mining Ltd.(a)	11,437	45,795
St. Barbara Ltd.(a)	55,064	11,328
Straits Resources Ltd.	9,336	10,632
Sundance Resources Ltd.(a)	53,236	4,302
Sunland Group Ltd.	12,540	5,159
Transfield Services Ltd.	5,660	10,354
Transpacific Industries Group Ltd.(c)	5,748	7,602

United Group Ltd.	4,624	32,614
Western Areas NL(a)	4,864	15,081

		886,803
AUSTRIA—1.52%
Andritz AG	1,600	54,933
bwin Interactive Entertainment AG(a)	888	28,241
BWT AG	1,068	21,299
Intercell AG(a)	1,520	40,283
Oesterreichische Post AG	1,392	40,930
Palfinger AG(b)	1,460	21,184
RHI AG(a)	2,216	32,036
Schoeller-Bleckmann Oilfield Equipment AG(a)	428	13,407
UNIQA Versicherungen AG	1,956	38,386

		290,699
BELGIUM—1.98%
Ackermans & van Haaren NV	1,228	72,298
AGFA-Gevaert NV(a)	10,608	24,037
Befimmo SCA	656	58,545
Compagnie Maritime Belge SA	612	15,652
EVS Broadcast Equipment SA	416	19,238
NV Bekaert SA	776	72,699
Omega Pharma SA	956	25,672
Option NV(a)(b)	4,960	9,202
RHJ International SA(a)	6,536	31,006
Telenet Group Holding NV(a)	2,632	51,373

		379,722
DENMARK—1.52%
ALK-Abello A/S	320	19,384
Bang & Olufsen A/S Class B	928	6,356
Dampskibsselskabet TORM A/S	1,516	14,024
DSV A/S	5,280	60,350
Genmab A/S(a)	884	34,401
GN Store Nord A/S(a)	7,804	25,267
Simcorp A/S	200	26,329
Sydbank A/S(a)	2,224	37,883
Topdanmark A/S(a)	568	67,701

		291,695
FINLAND—2.38%
Amer Sports OYJ Class A	3,920	38,283
Cargotec Corp. Class B	1,028	13,472
Citycon OYJ	9,988	22,632
Elisa OYJ	3,676	49,100
Huhtamaki OYJ	5,892	57,229
Konecranes OYJ	1,488	30,661
M-real OYJ Class B(a)	9,052	6,597
Orion OYJ Class B	2,688	39,181
Outotec OYJ	1,036	22,308
Pohjola Bank PLC	3,512	26,294
Pohjola Bank PLC New	2,004	15,136
Ruukki Group OYJ(a)	5,516	11,841
Tieto OYJ	2,100	27,271
Uponor OYJ	2,688	30,169
Vacon OYJ	1,164	33,933
YIT OYJ	3,316	31,989

		456,096

FRANCE—6.34%
Altran Technologies SA(a)	3,620	12,294
BioMerieux SA	688	51,856
Bollore SA	328	42,159
BOURBON SA	1,372	51,996
Compagnie Plastic Omnium SA(a)	960	11,894
Derichebourg	4,428	10,503
Etablissements Maurel et Prom	3,128	46,402
Fimalac SA	664	31,675
Fonciere des Regions(b)	624	34,439
Groupe Eurotunnel SA(a)	4,516	23,518
Guyenne et Gascogne SA	636	55,622
Havas SA	14,728	46,643
IMS International Metal Service	1,120	16,073
Ipsos SA	2,080	47,572
M6-Metropole Television	3,420	64,465
Neopost SA	944	80,401
Nexans SA(a)	660	30,890
Nexity	912	29,838
NicOx SA(a)	1,524	18,074
Rhodia SA	2,560	14,977
Rubis SA	1,084	61,852
Saft Groupe SA	1,020	31,425
SCOR SE	4,288	90,742
Sechilienne-Sidec	1,172	40,689
Societe de la Tour Eiffel	360	11,768
Societe Immobiliere de Location pour l’Industrie et le Commerce	680	57,479
Soitec SA(a)	3,528	22,664
SR Teleperformance SA	2,212	64,353
Theolia SA(a)	912	3,372
Thomson(a)	17,004	23,231
Ubisoft Entertainment SA(a)	2,184	43,121
Zodiac Aerospace	1,480	43,577

		1,215,564
GERMANY—5.97%
Aareal Bank AG	1,288	12,050
AIXTRON AG	4,124	32,023
Aurubis AG	1,684	47,865
Bauer AG	568	21,526
Bilfinger Berger AG	856	40,812
Conergy AG(a)	6,012	6,214
Demag Cranes AG	1,008	21,371
Deutsche Wohnen AG Bearer(a)	540	9,868
DEUTZ AG	4,724	19,906
DIC Asset AG	1,424	11,378
Douglas Holding AG	1,688	69,720
ElringKlinger AG	1,884	27,386
Freenet AG(a)	2,320	14,910
FUCHS PETROLUB AG	752	41,832
Gildemeister AG	1,716	16,918
Heidelberger Druckmaschinen AG	2,640	19,171
IVG Immobilien AG	2,388	20,695
Kontron AG	3,164	34,883
LEONI AG	1,272	18,895
MLP AG	2,512	35,284
MTU Aero Engines Holding AG	1,320	44,603
Nordex AG(a)	844	14,617
Praktiker Bau-und Heimwerkermaerkte Holding AG	2,136	15,567

Premiere AG(a)(b)	12,576	30,829
QIAGEN NV(a)	4,712	78,111
Rheinmetall AG	1,076	45,683
RHON KLINIKUM AG	1,764	37,213
SGL Carbon SE(a)	1,600	46,813
Software AG(a)	700	43,893
Solon SE(a)	284	3,568
Stada Arzneimittel AG	1,516	28,546
Symrise AG(a)	3,044	41,788
Tognum AG	2,732	33,523
United Internet AG Registered	3,580	37,666
Vossloh AG	376	38,868
Wincor Nixdorf AG	1,100	55,389
Wirecard AG(a)	2,916	24,343

		1,143,727
HONG KONG—2.94%
APAC Resources Ltd.(a)	160,000	7,226
Champion REIT	64,000	14,782
China Dongxiang Group Co.	56,000	27,385
China Everbright International Ltd.	140,000	32,335
China Gas Holdings Ltd.	80,000	14,864
China Grand Forestry Green Resources Group Ltd.(a)(b)	168,000	6,611
China Green Holdings Ltd.	48,000	38,585
China Mining Resources Group Ltd.(a)	240,000	7,370
China Pharmaceutical Group Ltd.	24,000	12,046
China Power New Energy Development Co. Ltd.(a)(b)	160,000	5,987
China State Construction International Holdings Ltd.	64,000	15,607
Chow Sang Sang Holdings International Ltd.	32,000	19,323
Daphne International Holdings Ltd.	24,000	9,259
eSun Holdings Ltd.(a)	40,000	4,800
Franshion Properties (China) Ltd.	56,000	15,174
FU JI Food and Catering Services Holdings Ltd.	16,000	8,526
Fushan International Energy Group Ltd.(a)	64,000	17,837
Geely Automobile Holdings Ltd.	120,000	16,258
Hi Sun Technology (China) Ltd.(a)	48,000	4,645
HKR International Ltd.	67,200	17,602
Kingsoft Corp. Ltd.	27,236	12,405
Midland Holdings Ltd.	32,000	13,295
Minth Group Ltd.	48,000	29,728
Pacific Basin Shipping Ltd.	44,000	22,085
Peace Mark Holdings Ltd.(a)(c)	30,000	—
Ports Design Ltd.	18,000	27,499
Regal Hotels International Holdings Ltd.	36,000	6,968
REXLot Holdings Ltd.(a)	200,000	11,742
Samling Global Ltd.	184,000	8,072
Shougang Concord International Enterprises Co. Ltd.	88,000	9,879
Sino Union Petroleum & Chemical International Ltd.(a)	80,000	7,432
Sinolink Worldwide Holdings Ltd.	144,000	12,077
Sinotruk (Hong Kong) Ltd.	22,000	20,240
SRE Group Ltd.	120,000	10,064
Tian An China Investments Co. Ltd.	44,400	14,494
VTech Holdings Ltd.(b)	8,000	40,257
XinAo Gas Holdings Ltd.	16,000	22,049

		564,508
IRELAND—0.98%
C&C Group PLC	9,608	22,408
DCC PLC	3,292	59,715

Grafton Group PLC(a)	9,148	32,487
Greencore Group PLC	10,488	13,620
Independent News & Media PLC	21,048	7,252
Irish Continental Group PLC(a)	428	6,579
Kingspan Group PLC	6,288	32,662
Smurfit Kappa Group PLC	4,336	12,755

		187,478
ISRAEL—0.56%
Delek Drilling LP	24,572	27,113
Hadera Paper Ltd.(a)	1,084	40,704
Retalix Ltd.(a)	4,712	40,107

		107,924
ITALY—2.80%
Azimut Holding SpA(a)	6,204	43,982
Banca Piccolo Credito Valtellinese Scrl	8,456	66,726
Banca Popolare dell’Etruria e del Lazio Scrl	6,312	37,387
COFIDE SpA	41,796	21,600
Danieli SpA RNC	2,020	14,106
Gruppo Coin SpA(a)	5,856	19,399
Gruppo Editoriale L’Espresso SpA(a)	20,524	29,209
Hera SpA	28,300	57,376
Impregilo SpA(a)(b)	10,308	29,640
Indesit Co. SpA	3,284	16,623
Interpump Group SpA	7,556	32,440
Pirelli & C. Real Estate SpA(a)	1,712	10,072
Prysmian SpA	3,416	42,052
Seat Pagine Gialle SpA(a)	1,424	374
Societa Cattolica di Assicurazioni Scrl	1,696	54,611
Societa Iniziative Autostradali e Servizi SpA	4,536	25,741
Sorin SpA(a)	24,644	24,753
Tiscali SpA(a)	18,984	9,672

		535,763
JAPAN—21.19%
Adeka Corp.	10,000	63,526
Aeon Delight Co. Ltd.	400	5,098
Akebono Brake Industry Co. Ltd.(b)	6,800	32,485
Amano Corp.	5,600	44,340
Atrium Co. Ltd.(a)	2,000	2,826
Bank of Okinawa Ltd. (The)	2,000	53,768
COMSYS Holdings Corp.	8,000	64,888
Culture Convenience Club Co. Ltd.	2,000	12,502
Daibiru Corp.	3,600	25,028
Daiei Inc. (The)(a)(b)	2,000	7,725
Daifuku Co. Ltd.	4,000	23,906
Daihen Corp.	8,000	26,102
Daio Paper Corp.	4,000	36,225
Daiseki Co. Ltd.	1,200	23,004
Daiwabo Co. Ltd.	4,000	17,482
Doutor Nichires Holdings Co. Ltd.	5,600	68,986
Duskin Co. Ltd.	2,800	43,572
eAccess Ltd.	76	49,593
Eighteenth Bank Ltd. (The)	16,000	46,511
FP Corp.	800	28,053
Fuji Soft Inc.(b)	2,000	28,358
Furukawa Co. Ltd.	20,000	18,905
Futaba Industrial Co. Ltd.	4,000	17,970
Fuyo General Lease Co. Ltd.	1,600	26,915
GEO Corp.	36	20,271
Glory Ltd.	2,400	44,178
GMO Internet Inc.	2,800	8,794
Goldcrest Co. Ltd.	1,160	26,587

Gourmet Kineya Co. Ltd.	4,000	24,435
GS Yuasa Corp.(b)	8,000	53,585
Hanwa Co. Ltd.	12,000	33,786
Heiwa Real Estate Co. Ltd.	14,000	36,144
Hitachi Kokusai Electric Inc.	4,000	23,052
Hitachi Zosen Corp.(a)	26,000	26,691
Hogy Medical Co. Ltd.	800	42,852
Honeys Co. Ltd.	1,920	11,358
HORIBA Ltd.	1,600	29,175
Hosiden Corp.	3,600	43,873
Inaba Denki Sangyo Co. Ltd.	3,600	76,658
Iseki & Co. Ltd.(a)	4,000	10,164
Japan Airport Terminal Co. Ltd.	3,200	32,037
Japan Securities Finance Co. Ltd.	6,400	35,322
Japan Transcity Corp.	12,000	31,712
Joint Corp.(a)	4,400	6,664
Joshin Denki Co. Ltd.(b)	4,000	21,548
Juki Corp.	8,000	9,595
JVC KENWOOD Holdings Inc.(a)	24,000	14,149
Kadokawa Group Holdings Inc.(b)	2,400	46,105
Kagome Co. Ltd.	6,800	103,398
Kakaku.com Inc.	4	13,701
Kanematsu Corp.(a)	28,000	21,914
Kayaba Industry Co. Ltd.	8,000	14,474
Kenedix Inc.(a)(b)	24	3,696
Kisoji Co. Ltd.	6,000	110,932
Kiyo Holdings Inc.	48,000	57,570
Komori Corp.	2,800	26,354
K’s Holdings Corp.	2,000	36,042
Kureha Corp.	28,000	118,961
Kyoei Steel Ltd.	800	16,035
Kyowa Exeo Corp.	4,000	31,265
Makino Milling Machine Co. Ltd.	4,000	12,278
Mars Engineering Corp.	800	22,402
Marusan Securities Co. Ltd.	6,000	33,725
Meitec Corp.	3,200	43,324
Mikuni Coca-Cola Bottling Co. Ltd.	12,000	92,209
Miraca Holdings Inc.	2,800	56,919
Mitsubishi Paper Mills Ltd.	32,000	47,487
Mitsubishi Steel Manufacturing Co. Ltd.	8,000	16,751
Nachi-Fujikoshi Corp.	12,000	21,711
Net One Systems Co. Ltd.	12	15,075
Nichi-Iko Pharmaceutical Co. Ltd.	1,200	32,505
Nifco Inc.	4,000	52,935
Nihon Dempa Kogyo Co. Ltd.(b)	1,200	19,515
Nihon Kohden Corp.	2,400	26,224
Nihon Unisys Ltd.	3,600	22,577
Nippon Carbon Co. Ltd.	8,000	18,946
Nippon Denko Co. Ltd.	4,000	17,035
Nippon Yakin Kogyo Co. Ltd.	4,000	13,783
Nissin Kogyo Co. Ltd.	2,400	27,150
NOF Corp.	16,000	58,871
Noritz Corp.	4,400	55,813
Oita Bank Ltd. (The)	12,000	61,595
Okumura Corp.	16,000	60,009
Orient Corp.(a)	10,000	9,961
OSG Corp.	4,000	25,207
Parco Co. Ltd.	4,000	27,321
Park 24 Co. Ltd.	3,200	24,817
Right On Co. Ltd.	1,600	11,059
Ringer Hut Co. Ltd.(a)	3,200	37,209
Risa Partners Inc.	12	5,550
Rohto Pharmaceutical Co. Ltd.	4,000	36,062
Ryosan Co. Ltd.	5,200	109,935
Sagami Chain Co. Ltd.(a)	4,000	35,331

Saizeriya Co. Ltd.	2,800	31,590
Sanken Electric Co. Ltd.	8,000	24,882
Sankyu Inc.	12,000	35,127
Sanyo Special Steel Co. Ltd.	8,000	28,378
Sawai Pharmaceutical Co. Ltd.	400	18,621
Showa Corp.	6,400	30,183
Star Micronics Co. Ltd.	2,000	16,242
Sumitomo Warehouse Co. Ltd. (The)	12,000	43,055
Tadano Ltd.	8,000	34,965
Telepark Corp.	24	29,224
Toagosei Co. Ltd.	20,000	49,804
TOC Co. Ltd.	8,000	26,589
Toho Bank Ltd. (The)	28,000	102,170
Toho Holdings Co. Ltd.	2,400	23,174
Tokai Tokyo Financial Holdings Inc.	16,000	35,453
Tokyo Dome Corp.	8,000	22,849
Tokyo Ohka Kogyo Co. Ltd.	4,800	80,988
Tokyo Tomin Bank Ltd. (The)	1,600	22,231
Toyo Tanso Co. Ltd.	800	29,435
Trans Cosmos Inc.(a)	2,800	17,901
Wacom Co. Ltd.	20	25,085
Yamanashi Chuo Bank Ltd. (The)	16,000	78,223
Yodogawa Steel Works Ltd.	16,000	72,694

		4,060,999
NETHERLANDS—3.39%
Aalberts Industries NV	3,088	23,856
ASM International NV(a)	2,296	26,773
BinckBank NV	2,380	26,807
Crucell NV(a)	2,272	47,989
CSM NV	2,664	34,090
Draka Holding NV(a)	1,116	12,032
Gemalto NV(a)	2,288	72,612
Hunter Douglas NV	1,496	37,665
Imtech NV	2,524	39,733
KAS Bank NV	3,292	40,918
Koninklijke BAM Groep NV	2,508	24,958
Koninklijke Boskalis Westminster NV	1,564	36,828
Koninklijke Wessanen NV	5,312	23,932
Mediq NV	2,912	28,902
Nutreco Holding NV	956	33,070
Oce NV	3,256	20,753
Smit Internationale NV	480	27,267
TomTom NV(a)	1,076	6,972
USG People NV	1,634	15,518
Wavin NV	4,160	11,819
Wereldhave NV	836	57,710

		650,204
NEW ZEALAND—0.28%
Freightways Ltd.	23,972	39,535
New Zealand Oil & Gas Ltd.	18,980	15,004

		54,539
NORWAY—2.39%
Acergy SA	3,372	26,509
Aker ASA Class A	800	15,692
Atea ASA	3,436	10,554
BW Offshore Ltd.(a)	16,000	13,989
DNO International ASA(a)	27,424	23,686
Ekornes ASA	4,529	55,094
Fred Olsen Energy ASA	848	27,078
Frontline Ltd.	1,480	29,706
Marine Harvest ASA(a)(b)	65,164	29,726
Norske Skogindustrier ASA(a)	9,220	21,871
Petroleum Geo-Services ASA(a)	4,220	20,791

Prosafe Production Public Ltd.(a)	8,160	14,827
Prosafe SE(a)	8,604	35,913
Schibsted ASA	1,776	18,580
Sevan Marine ASA(a)	5,600	5,067
Subsea 7 Inc.(a)	2,800	21,224
Tandberg ASA	2,780	39,567
TGS-NOPEC Geophysical Co. ASA(a)	2,968	22,249
Tomra Systems ASA	6,816	25,392

		457,515
PORTUGAL—0.86%
Banif SGPS SA Registered	8,388	12,226
Impresa SGPS SA(a)	20,764	22,012
Jeronimo Martins SGPS SA	6,088	34,528
Mota-Engil SGPS SA(a)	10,420	45,427
Sonae Industria SGPS SA	7,796	25,310
Sonae SGPS SA	29,544	25,094

		164,597
SINGAPORE—1.11%
Ascendas Real Estate Investment Trust	55,468	50,316
CapitaRetail China Trust	36,000	19,496
CDL Hospitality Trusts	32,000	12,564
CH Offshore Ltd.	72,000	14,135
China Fishery Group Ltd.	32,000	16,355
China Hongxing Sports Ltd.(b)	132,000	12,510
Indofood Agri Resources Ltd.(a)	12,000	7,433
Jurong Technologies Industrial Corp. Ltd.(c)	60,000	1,015
Kim Eng Holdings Ltd.	19,737	19,908
Raffles Education Corp. Ltd.	56,000	16,491
Singapore Petroleum Co. Ltd.	12,000	27,295
Straits Asia Resources Ltd.	20,000	14,351

		211,869
SPAIN—4.11%
Abengoa SA	1,496	26,048
Banco Pastor SA	6,488	43,416
Baron de Ley SA(a)	1,472	53,230
Bolsas y Mercados Espanoles	2,016	56,901
Construcciones y Auxiliar de Ferrocarriles SA	120	43,895
Ebro Puleva SA	4,824	69,101
FAES FARMA SA	5,598	27,298
FAES FARMA SA New(c)	699	3,409
Grupo Catalana Occidente SA	1,940	28,766
Grupo Empresarial ENCE SA	6,872	24,131
Iberia Lineas Aereas de Espana SA	16,904	31,807
Indra Sistemas SA(b)	4,180	83,195
La Seda de Barcelona SA Class B(a)	25,600	12,891
NH Hoteles SA(b)	6,084	29,023
Obrascon Huarte Lain SA	1,892	25,748
Prosegur Compania de Seguridad SA	1,700	48,770
Tecnicas Reunidas SA	600	21,435
Tubacex SA	7,008	19,966
Tubos Reunidos SA	7,872	20,341
Viscofan SA	3,588	67,228
Vocento SA	2,608	14,480
Zeltia SA(b)	6,896	36,277

		787,356
SWEDEN—3.42%
Avanza Bank Holding AB	2,644	32,744
Axis Communications AB	1,600	14,203
Castellum AB	6,180	39,323
D. Carnegie & Co. AB(c)	3,396	—
Elekta AB Class B	912	10,615
Eniro AB(b)	9,044	20,211
Getinge AB Class B	5,520	64,592

Hakon Invest AB	2,490	24,113
Hexagon AB Class B	4,800	37,097
Hoganas AB Class B	888	10,363
JM AB(a)	2,400	16,686
Kinnevik Investment AB	5,708	55,985
Kungsleden AB	5,208	26,316
Lindab International AB	2,800	24,508
Lundin Petroleum AB(a)	6,232	41,201
Meda AB Class A	5,200	35,024
Modern Times Group MTG AB Class B	1,440	39,421
Nibe Industrier AB Class B	1,568	12,848
Niscayah Group AB	12,544	16,664
Peab AB	4,384	18,615
Q-Med AB(a)	3,356	18,958
Ratos AB Class B	3,768	65,260
SAS AB(a)(b)	27,300	12,812
TradeDoubler AB	800	5,115
Trelleborg AB Class B(a)	3,336	13,792

		656,466
SWITZERLAND—4.91%
Aryzta AG(a)	2,456	71,699
Bank Sarasin & Compagnie AG Class B Registered(a)	1,600	38,421
Banque Cantonale Vaudoise Registered(a)	112	38,449
Basler Kantonalbank Participation Certificates	1,040	104,735
Bucher Industries AG Registered	360	29,696
Forbo Holding AG Registered(a)	120	20,124
Galenica AG Registered	140	40,564
Georg Fischer AG Registered(a)	120	20,387
Helvetia Holding AG	204	53,331
Kaba Holding AG Class B Registered	200	38,632
Kudelski SA Bearer(a)	1,884	27,277
Kuoni Reisen Holding AG Class B Registered	128	37,087
Logitech International SA Registered(a)	4,496	60,831
Mobimo Holding AG Registered(a)	372	50,789
Panalpina Welttransport Holding AG Registered	568	31,169
PSP Swiss Property AG Registered(a)	2,264	106,943
Rieter Holding AG Registered	184	27,464
Schmolz + Bickenbach AG Registered	704	13,969
Sulzer AG Registered	840	46,243
Valora Holding AG Registered	284	49,871
Vontobel Holding AG Registered	1,464	32,778

		940,459
UNITED KINGDOM—23.97%
Aberdeen Asset Management PLC	18,076	35,490
Admiral Group PLC	4,720	63,716
Aggreko PLC	7,136	61,118
Amlin PLC	11,948	63,869
Aquarius Platinum Ltd.	7,493	28,868
ARM Holdings PLC	32,512	57,812
Arriva PLC	6,220	42,766
Ashmore Group PLC	5,404	18,117
Ashtead Group PLC	23,180	21,639
Assura Group Ltd.	22,184	10,848
Autonomy Corp. PLC(a)	4,960	105,175
AVEVA Group PLC	2,608	21,835
Babcock International Group PLC	6,680	43,231
Balfour Beatty PLC	10,960	54,771
Barratt Developments PLC(a)	10,216	21,193
Bellway PLC	4,028	42,855
Berkeley Group Holdings PLC (The) Units(a)	3,060	44,459
Bodycote PLC	5,805	12,322
Bovis Homes Group PLC	5,472	37,380
Britvic PLC	7,584	29,415
Brixton PLC	12,264	5,270
BSS Group PLC (The)	7,312	34,672

BTG PLC(a)	7,388	16,011
Carillion PLC	16,156	63,680
Carpetright PLC	2,796	24,030
Catlin Group Ltd.	7,160	37,346
Cattles PLC(c)	22,848	2,329
Charter International PLC	3,768	31,211
Chemring Group PLC	1,436	44,877
Chloride Group PLC	12,384	30,049
Close Brothers Group PLC	5,444	50,741
Collins Stewart PLC	13,208	18,593
COLT Telecom Group SA(a)	5,976	8,368
Cookson Group PLC	67,080	19,383
Croda International PLC	4,276	34,469
CSR PLC(a)	3,752	14,539
Dairy Crest Group PLC	4,884	22,507
Dana Petroleum PLC(a)	2,672	49,888
De La Rue PLC	3,010	42,997
Debenhams PLC	31,932	43,413
Derwent London PLC	3,148	39,114
Dimension Data Holdings PLC	42,816	32,515
DS Smith PLC	14,104	16,249
DSG International PLC	51,740	32,967
Dunelm Group PLC	4,508	17,368
easyJet PLC(a)	7,340	34,505
Fidessa Group PLC	1,272	20,715
FirstGroup PLC	11,500	56,746
Galiform PLC	22,968	10,806
Galliford Try PLC	43,108	34,813
GAME Group PLC (The)	13,132	38,578
Go-Ahead Group PLC (The)	1,636	30,933
Greene King PLC	6,636	61,359
Halfords Group PLC	11,244	55,482
Helphire Group PLC	7,592	4,247
Henderson Group PLC	21,884	28,455
Heritage Oil Ltd.(a)	10,928	62,344
Hikma Pharmaceuticals PLC	4,536	26,146
Hiscox Ltd.	12,648	63,113
HMV Group PLC	22,980	48,779
Homeserve PLC	2,184	39,903
Hunting PLC	4,676	32,202
IG Group Holdings PLC	9,488	30,966
IMI PLC	7,016	37,245
Inchcape PLC	119,760	27,950
Informa PLC	10,936	48,169
Inmarsat PLC	10,832	78,047
Intermediate Capital Group PLC	2,808	20,274
International Personal Finance PLC	6,340	13,693
Interserve PLC	5,056	15,377
Intertek Group PLC	4,636	70,139
Investec PLC	12,184	59,128
JD Wetherspoon PLC	7,620	46,294
JKX Oil & Gas PLC	4,692	14,183
John Wood Group PLC	8,708	30,872
Keller Group PLC	2,636	23,241
Kier Group PLC	1,588	23,166
Laird PLC	5,920	13,597
London Stock Exchange Group PLC	4,924	54,650
Marston’s PLC	11,616	29,477
Meggitt PLC	17,204	45,951
Melrose PLC	11,902	16,578
Michael Page International PLC	9,288	37,986
Micro Focus International PLC	3,924	18,549
Misys PLC	15,408	31,736
Mitchells & Butlers PLC	10,032	41,586
Morgan Crucible Co. PLC (The)	8,416	14,123
N Brown Group PLC	8,228	28,743
National Express Group PLC	4,056	15,777
Northern Foods PLC	22,556	20,723

Northgate PLC	4,188	9,107
Northumbrian Water Group PLC	12,064	39,954
Pennon Group PLC	9,532	62,819
Persimmon PLC	7,536	42,713
Peter Hambro Mining PLC	3,548	33,648
Petrofac Ltd.	5,376	45,766
Premier Farnell PLC	14,800	33,773
Premier Foods PLC	50,337	26,852
Premier Oil PLC(a)	3,120	48,266
Punch Taverns PLC	4,132	9,490
QinetiQ Group PLC	14,284	28,151
Randgold Resources Ltd.	1,980	95,911
Rathbone Brothers PLC	3,168	37,320
Redrow PLC(a)	12,224	36,318
Regus PLC	18,608	21,231
Rightmove PLC	3,272	15,757
RPS Group PLC	8,360	23,475
Savills PLC	7,276	30,296
SDL PLC(a)	3,284	15,925
Serco Group PLC	12,268	66,761
Shaftesbury PLC	6,220	32,259
Shanks Group PLC	10,592	15,381
SIG PLC	10,419	24,779
SOCO International PLC(a)	1,868	34,268
Southern Cross Healthcare Ltd.	7,764	11,706
Spectris PLC	4,068	35,505
Spirent Communications PLC	29,784	24,936
SSL International PLC	7,092	50,075
Stagecoach Group PLC	18,016	35,039
Taylor Wimpey PLC	28,932	19,292
Travis Perkins PLC	3,944	41,173
Trinity Mirror PLC	25,680	20,453
TUI Travel PLC	16,352	61,364
Tullett Prebon PLC	7,600	30,097
UK Coal PLC(a)	5,332	9,501
UNITE Group PLC	7,440	10,749
Venture Production PLC	4,500	53,545
Victrex PLC	4,492	35,744
VT Group PLC	6,944	47,744
W.S. Atkins PLC	3,012	27,315
Weir Group PLC (The)	5,556	39,929
Wellstream Holdings PLC	2,328	17,938
WH Smith PLC	6,749	42,003
Woolworths Group PLC(c)	149,928	22
Workspace Group PLC	73,176	16,536
Xchanging PLC	5,156	14,153
Yell Group PLC	20,648	12,162

		4,594,012

TOTAL COMMON STOCKS
(Cost: $31,303,446)		18,637,995

Security	Shares	Value

INVESTMENT COMPANIES—1.80%

SINGAPORE—0.30%
Macquarie International Infrastructure Fund Ltd.	248,000	57,081

		57,081
SWITZERLAND—0.48%
Absolute Private Equity AG Bearer(a)	4,924	23,536
BB BIOTECH AG Registered	1,160	67,933

		91,469

UNITED KINGDOM—1.02%
BlackRock World Mining Trust PLC	5,880	32,652
Lowland Investment Co. PLC	3,248	23,800
RIT Capital Partners PLC	3,916	54,720
SVG Capital PLC(a)	10,108	16,363
Templeton Emerging Markets Investment Trust PLC	13,692	69,083

		196,618

TOTAL INVESTMENT COMPANIES
(Cost: $750,603)		345,168

Security	Shares	Value

PREFERRED STOCKS—0.10%

GERMANY—0.10%
ProSiebenSat.1 Media AG	6,432	18,751

		18,751

TOTAL PREFERRED STOCKS
(Cost: $51,689)		18,751

Security	Shares	Value

RIGHTS—0.18%

DENMARK—0.03%
Bang & Olufsen A/S Class B(a)	1,856	6,108

		6,108
SWEDEN—0.09%
Trelleborg AB(a)	6,672	17,561

		17,561
UNITED KINGDOM—0.06%
Premier Oil PLC(a)	1,386	11,440

		11,440

TOTAL RIGHTS
(Cost: $77,753)		35,109

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.29%

MONEY MARKET FUNDS—2.29%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.50%(d)(e)(f)	379,643	379,643
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.41%(d)(e)(f)	59,333	59,333
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(d)(e)	607	607

		439,583

TOTAL SHORT-TERM INVESTMENTS
(Cost: $439,583)	439,583

TOTAL INVESTMENTS IN SECURITIES—101.62%
(Cost: $32,623,074)	19,476,606
Other Assets, Less Liabilities—(1.62)%	(310,908)

NET ASSETS—100.00%	$19,165,698

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

April 30, 2009

Security	Shares	Value

COMMON STOCKS—99.72%

AIRLINES—1.09%
Air China Ltd. Class H(a)(b)	163,460,000	$77,615,633

		77,615,633
BANKS—33.50%
Bank of China Ltd. Class H	1,361,176,000	509,333,425
Bank of Communications Co. Ltd. Class H(b)	340,294,000	277,059,817
BOC Hong Kong (Holdings) Ltd.	208,040,000	296,887,466
China CITIC Bank Class H	457,688,000	210,827,684
China Construction Bank Class H(b)	469,576,000	273,863,541
China Merchants Bank Co. Ltd. Class H(b)	131,511,000	237,903,038
Industrial and Commercial Bank of China Ltd. Class H(b)	1,004,536,000	578,083,074

		2,383,958,045
COAL—6.45%
China Coal Energy Co. Class H(b)	202,096,000	175,754,927
China Shenhua Energy Co. Ltd. Class H(a)(b)	101,048,000	283,580,834

		459,335,761
ELECTRIC—2.57%
Datang International Power Generation Co. Ltd. Class H	163,460,000	79,302,930
Huaneng Power International Inc. Class H(a)(b)	151,572,000	103,653,684

		182,956,614
ENGINEERING & CONSTRUCTION—5.70%
China Communications Construction Co. Ltd. Class H(b)	218,442,000	263,252,748
China Railway Group Ltd. Class H(a)(b)	206,554,000	142,586,131

		405,838,879
INSURANCE—12.70%
China Life Insurance Co. Ltd. Class H(b)	178,320,000	629,284,853
Ping An Insurance (Group) Co. of China Ltd. Class H(b)	43,837,000	274,329,464

		903,614,317
MINING—4.22%
Aluminum Corp. of China Ltd. Class H(b)	193,180,000	148,309,517
Zijin Mining Group Co. Ltd. Class H	196,152,000	151,856,673

		300,166,190
OIL & GAS—14.19%
China Petroleum & Chemical Corp. Class H(b)	374,472,000	293,773,640
CNOOC Ltd.	380,416,000	426,548,523
PetroChina Co. Ltd. Class H	326,920,000	289,371,329

		1,009,693,492

TELECOMMUNICATIONS—17.84%
China Mobile Ltd.(b)	75,043,000	651,651,117
China Telecom Corp. Ltd. Class H(b)	641,952,000	318,899,016
China Unicom (Hong Kong) Ltd.	261,536,000	299,326,378

		1,269,876,511
TRANSPORTATION—1.46%
China COSCO Holdings Co. Ltd. Class H(b)	126,310,000	104,142,616

		104,142,616

TOTAL COMMON STOCKS
(Cost: $7,833,565,050)		7,097,198,058

Security	Shares	Value

SHORT-TERM INVESTMENTS—11.23%

MONEY MARKET FUNDS—11.23%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.50%(c)(d)(e)	687,592,692	687,592,692
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.41%(c)(d)(e)	107,461,080	107,461,080
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(c)(d)	3,948,449	3,948,449

		799,002,221

TOTAL SHORT-TERM INVESTMENTS
(Cost: $799,002,221)		799,002,221

TOTAL INVESTMENTS IN SECURITIES—110.95%
(Cost: $8,632,567,271)		7,896,200,279
Other Assets, Less Liabilities—(10.95)%		(779,293,169)

NET ASSETS—100.00%		$7,116,907,110

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2009

Security	Shares	Value

COMMON STOCKS—98.32%

ARGENTINA—0.08%
Petrobras Energia Participaciones SA SP ADR	25,741	$165,772

		165,772
AUSTRALIA—2.64%
AMP Ltd.	48,945	186,632
ASX Ltd.	8,710	209,383
Australia and New Zealand Banking Group Ltd.	16,380	191,347
BHP Billiton Ltd.	31,862	778,818
BlueScope Steel Ltd.	32,825	56,433
Brambles Ltd.	37,635	163,691
Commonwealth Bank of Australia	11,375	293,422
CSL Ltd.	11,570	292,586
Foster’s Group Ltd.	74,295	287,661
Macquarie Group Ltd.(a)	6,435	158,287
National Australia Bank Ltd.	16,835	255,166
Newcrest Mining Ltd.	10,660	234,487
Orica Ltd.	13,731	169,481
QBE Insurance Group Ltd.	13,585	217,484
Rio Tinto Ltd.	2,942	139,265
Santos Ltd.	26,130	315,226
Suncorp-Metway Ltd.	29,855	129,413
Telstra Corp. Ltd.	79,430	194,330
Wesfarmers Ltd.	16,445	273,540
Westfield Group	21,060	166,023
Westpac Banking Corp.	16,835	237,479
Woodside Petroleum Ltd.	7,865	221,776
Woolworths Ltd.	14,625	287,106

		5,459,036
AUSTRIA—0.17%
Erste Group Bank AG	5,616	119,068
OMV AG	2,212	69,555
Telekom Austria AG	4,164	55,232
voestalpine AG	5,460	105,993

		349,848
BELGIUM—0.29%
Anheuser-Busch InBev NV	11,349	350,624
Groupe Bruxelles Lambert SA	2,730	198,819
KBC Groep NV	2,360	52,897

		602,340
BRAZIL—0.63%
Companhia Siderurgica Nacional SA SP ADR	6,224	115,268
Companhia Vale do Rio Doce SP ADR	11,444	188,940
Itau Unibanco Banco Multiplo SA SP ADR	40,454	555,433
Petroleo Brasileiro SA SP ADR	13,000	436,410

		1,296,051

CANADA—3.75%
Bank of Montreal	7,150	237,711
Bank of Nova Scotia	9,750	278,525
Barrick Gold Corp.	9,750	283,530
Brookfield Asset Management Inc. Class A	10,595	163,014
Cameco Corp.	9,230	212,863
Canadian Imperial Bank of Commerce	5,330	240,323
Canadian National Railway Co.	7,735	314,061
Canadian Natural Resources Ltd.	6,630	306,974
Canadian Pacific Railway Ltd.	4,680	168,198
Enbridge Inc.	8,255	256,036
EnCana Corp.	5,980	275,268
Goldcorp Inc.	9,035	248,061
Husky Energy Inc.	8,255	200,869
IAMGOLD Corp.	10,465	83,766
Imperial Oil Ltd.	6,045	217,001
Kinross Gold Corp.	13,195	204,239
Manulife Financial Corp.	9,750	166,754
Nexen Inc.	11,635	222,496
Penn West Energy Trust	11,830	130,338
Petro-Canada	7,345	232,819
Potash Corp. of Saskatchewan Inc.	3,250	280,385
Power Corp. of Canada	9,815	184,305
Research In Motion Ltd.(b)	6,045	419,400
Rogers Communications Inc. Class B	7,824	193,081
Royal Bank of Canada	11,765	418,870
Shaw Communications Inc. Class B	15,990	248,982
SNC-Lavalin Group Inc.	7,540	220,533
Sun Life Financial Inc.	6,955	163,323
Suncor Energy Inc.	10,660	269,438
Talisman Energy Inc.	22,685	285,448
Teck Resources Ltd. Class B	10,075	106,254
Toronto-Dominion Bank (The)	7,800	309,216
TransCanada Corp.	8,385	210,172

		7,752,253
CHILE—0.11%
LAN Airlines SA SP ADR	24,115	218,723

		218,723
CHINA—1.97%
Bank of China Ltd. Class H(a)	650,000	243,221
China Communications Construction Co. Ltd. Class H	130,000	156,668
China Construction Bank Class H	455,000	265,363
China Life Insurance Co. Ltd. Class H	130,000	458,765
China Mengniu Dairy Co. Ltd.	65,000	116,578
China Mobile Ltd.	65,000	564,441
China Petroleum & Chemical Corp. Class H(a)	390,000	305,955
China Shenhua Energy Co. Ltd. Class H(b)	65,000	182,416
China Shipping Container Lines Co. Ltd. Class H(a)	585,000	141,907
CNOOC Ltd.	260,000	291,530
Industrial and Commercial Bank of China Ltd. Class H	930,000	535,190
PetroChina Co. Ltd. Class H	260,000	230,137
Ping An Insurance (Group) Co. of China Ltd. Class H	65,000	406,766
Shimao Property Holdings Ltd.	162,500	183,045

		4,081,982
CZECH REPUBLIC—0.21%
CEZ AS	4,810	198,548
Komercni Banka AS	1,696	229,726

		428,274

DENMARK—0.31%
Danske Bank A/S(b)	9,490	105,938
FLSmidth & Co. A/S(b)	3,315	107,626
Novo Nordisk A/S Class B	5,005	239,957
Vestas Wind Systems A/S(b)	2,990	197,606

		651,127
EGYPT—0.15%
Orascom Construction Industries Co. GDR	2,621	152,804
Orascom Telecom Holding SAE GDR(c)	5,639	157,948

		310,752
FINLAND—0.54%
Fortum OYJ	7,865	160,289
Metso OYJ	6,435	99,937
Nokia OYJ	28,535	413,282
Sampo OYJ Class A	12,545	236,551
UPM-Kymmene OYJ	22,035	199,426

		1,109,485
FRANCE—4.25%
Accor SA	4,420	188,711
Alcatel-Lucent(b)	56,875	146,660
ALSTOM	2,860	181,284
ArcelorMittal	8,615	205,483
AXA(b)	10,465	176,737
BNP Paribas	7,865	419,482
Bouygues SA	4,550	196,070
Cap Gemini SA(b)	5,915	222,637
Carrefour SA(b)	5,720	234,133
Compagnie de Saint-Gobain	5,601	203,545
Compagnie Generale de Geophysique-Veritas(b)	6,500	95,520
Compagnie Generale des Etablissements Michelin Class B	3,510	181,370
Credit Agricole SA	16,580	246,066
Danone SA	5,200	248,989
Essilor International SA(a)	5,720	248,155
France Telecom SA	17,680	395,226
GDF Suez	9,305	336,611
Lafarge SA	1,950	111,678
Lafarge SA New(b)	816	43,792
L’Air Liquide SA	2,543	208,435
L’Oreal SA	2,600	186,802
LVMH Moet Hennessy Louis Vuitton SA	3,055	232,325
Pernod Ricard SA	3,544	211,256
PPR SA	2,340	181,238
PSA Peugeot Citroen SA	4,355	101,855
Renault SA	3,380	110,045
Sanofi-Aventis	9,685	561,726
Schneider Electric SA(b)	2,860	219,467
SES SA	13,845	251,524
Societe Generale	4,160	215,894
Suez Environnement SA(b)	2,422	37,261
Technip SA	4,420	192,430
Total SA	19,435	987,511
Unibail-Rodamco SE	1,300	195,398
Vallourec SA	1,495	165,198
Veolia Environnement	4,095	113,762
Vinci SA	4,810	217,982
Vivendi	11,635	315,597

		8,787,855

GERMANY—3.33%
Adidas AG	5,005	189,811
Allianz SE Registered	4,615	426,484
BASF SE(b)	7,150	270,685
Bayer AG(b)	7,605	379,010
Bayerische Motoren Werke AG	6,175	214,790
Commerzbank AG	11,310	77,332
Daimler AG Registered	10,400	374,086
Deutsche Bank AG Registered	5,460	294,105
Deutsche Boerse AG	2,210	163,994
Deutsche Post AG Registered	10,140	117,569
Deutsche Telekom AG Registered	24,960	302,301
E.ON AG	16,185	549,895
Fresenius Medical Care AG & Co. KGaA	6,370	251,116
K+S AG	4,160	251,091
Linde AG	2,600	207,853
MAN SE	2,470	153,798
Merck KGaA	2,600	234,105
METRO AG	3,835	163,633
Muenchener Rueckversicherungs-Gesellschaft AG Registered	2,210	306,406
RWE AG	4,420	319,730
SAP AG	9,880	379,995
Siemens AG Registered	9,035	610,945
SolarWorld AG	3,705	106,291
ThyssenKrupp AG	6,435	138,479
Volkswagen AG	1,300	412,105

		6,895,609
GREECE—0.14%
National Bank of Greece SA SP ADR	73,800	298,890

		298,890
HONG KONG—1.24%
Esprit Holdings Ltd.	26,000	160,526
Hang Lung Properties Ltd.	130,000	369,864
Hang Seng Bank Ltd.	19,500	217,893
Henderson Land Development Co. Ltd.	65,000	306,123
Hong Kong and China Gas Co. Ltd. (The)	130,400	243,969
Li & Fung Ltd.(a)	130,000	369,025
New World Development Co. Ltd.	130,000	172,100
Swire Pacific Ltd. Class A	65,000	510,345
Wharf (Holdings) Ltd. (The)	65,000	215,964

		2,565,809
HUNGARY—0.15%
OTP Bank Nyrt(a)(b)	9,137	119,730
Richter Gedeon Nyrt	1,403	184,428

		304,158
INDIA—0.70%
HDFC Bank Ltd. SP ADR(b)	5,223	386,606
ICICI Bank Ltd. SP ADR	7,995	164,937
Infosys Technologies Ltd. SP ADR	9,100	280,371
Reliance Industries Ltd. GDR(d)	4,355	331,851
Wipro Ltd. SP ADR	29,900	280,462

		1,444,227
INDONESIA—0.31%
PT Astra International Tbk	130,000	221,068
PT Bank Central Asia Tbk	1,300,000	411,431

		632,499

IRELAND—0.02%
Elan Corp. PLC(b)	6,240	37,788

		37,788
ISRAEL—0.42%
Israel Chemicals Ltd.	24,050	202,222
Teva Pharmaceutical Industries Ltd.	15,145	670,928

		873,150
ITALY—1.43%
Assicurazioni Generali SpA	7,857	161,167
Atlantia SpA	10,505	186,948
Banco Popolare SpA	19,890	132,572
Enel SpA	41,145	225,309
Eni SpA	18,826	410,367
Finmeccanica SpA	19,276	274,072
Intesa Sanpaolo SpA	72,983	235,730
Mediobanca SpA	27,690	322,156
Saipem SpA	8,433	182,928
Snam Rete Gas SpA	40,969	162,864
Telecom Italia SpA	130,910	167,051
UniCredito SpA	90,118	223,187
Unione di Banche Italiane ScpA	19,622	273,012

		2,957,363
JAPAN—9.91%
AEON Co. Ltd.	26,000	202,958
AEON Credit Service Co. Ltd.	19,500	221,985
Aisin Seiki Co. Ltd.	13,000	265,589
Asahi Breweries Ltd.	13,000	163,582
Astellas Pharma Inc.	13,000	424,150
Bank of Yokohama Ltd. (The)	65,000	274,839
Bridgestone Corp.	26,000	385,831
Canon Inc.	13,000	389,795
Chubu Electric Power Co. Inc.	13,000	286,731
Daiichi Sankyo Co. Ltd.	13,000	218,682
Daikin Industries Ltd.	13,000	349,494
Denso Corp.	13,000	305,229
Eisai Co. Ltd.	13,000	350,816
FUJIFILM Holdings Corp.	13,000	330,335
Fujitsu Ltd.	65,000	277,481
Haseko Corp.(b)	260,000	163,846
Hitachi Ltd.	65,000	225,288
Honda Motor Co. Ltd.	13,000	375,921
Hoya Pentax HD Corp.	13,000	224,231
Japan Prime Realty Investment Corp.	65	111,984
JFE Holdings Inc.	13,000	353,458
Kansai Electric Power Co. Inc. (The)	19,500	398,384
Kobe Steel Ltd.	130,000	214,057
Komatsu Ltd.	19,500	241,607
Kubota Corp.	65,000	388,474
Kyocera Corp.	6,500	503,430
Leopalace21 Corp.	26,000	190,009
Marubeni Corp.	65,000	235,198
Mitsubishi Chemical Holdings Corp.	65,000	246,430
Mitsubishi Corp.	13,000	199,522
Mitsubishi Heavy Industries Ltd.	130,000	424,150
Mitsubishi Motors Corp.(a)(b)	130,000	198,201
Mitsubishi UFJ Financial Group Inc.	123,500	671,571
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,850	134,975
Mizuho Financial Group Inc.	123,700	259,005
Murata Manufacturing Co. Ltd.	6,500	262,286
NEC Corp.(b)	130,000	430,757
Nintendo Co. Ltd.	200	53,484

Nippon Oil Corp.	65,000	338,924
Nippon Steel Corp.	65,000	218,021
Nippon Telegraph and Telephone Corp.	7,600	284,271
Nissan Motor Co. Ltd.	39,000	202,165
Nitto Denko Corp.	13,000	301,926
Nomura Holdings Inc.	39,000	233,481
NTT DoCoMo Inc.	260	362,047
ORIX Corp.(b)	2,600	121,828
SBI Holdings Inc.	1,170	139,256
Secom Co. Ltd.	6,500	240,484
Seven & I Holdings Co. Ltd.	13,000	293,998
Shin-Etsu Chemical Co. Ltd.	6,500	314,479
SoftBank Corp.	19,500	307,211
Sony Corp.	13,000	334,299
Sumitomo Chemical Co. Ltd.	65,000	254,358
Sumitomo Corp.	26,000	225,421
Sumitomo Electric Industries Ltd.	26,000	252,112
Sumitomo Metal Industries Ltd.	130,000	303,908
Sumitomo Mitsui Financial Group Inc.	7,200	248,818
Sumitomo Trust and Banking Co. Ltd. (The)	65,000	270,214
Suzuki Motor Corp.	13,000	243,391
T&D Holdings Inc.	9,750	289,373
Takeda Pharmaceutical Co. Ltd.	6,500	231,234
Takefuji Corp.	19,500	104,452
TDK Corp.	6,500	293,998
Terumo Corp.	6,500	245,769
Tokio Marine Holdings Inc.	13,000	342,888
Tokyo Electric Power Co. Inc. (The)	13,000	305,229
Tokyo Electron Ltd.	6,500	295,980
Toray Industries Inc.	65,000	286,731
Toshiba Corp.	65,000	221,985
Toyota Motor Corp.	32,500	1,271,789
Yamada Denki Co. Ltd.	3,900	179,966

		20,513,771
MEXICO—0.62%
America Movil SAB de CV Series L	117,000	190,776
Cemex SAB de CV Series CPO(b)	130,145	96,067
Fomento Economico Mexicano SAB de CV BD Units	91,000	255,830
Grupo Televisa SAB Series CPO	71,500	220,389
Telefonos de Mexico SAB de CV Series L	201,500	160,358
Telmex Internacional SAB de CV Series L	201,500	104,291
Wal-Mart de Mexico SAB de CV Series V	91,000	246,974

		1,274,685
NETHERLANDS—1.25%
Aegon NV	24,180	124,960
Akzo Nobel NV	4,420	186,836
Heineken NV	5,720	171,147
ING Groep NV	20,085	188,591
Koninklijke Ahold NV	26,520	292,800
Koninklijke DSM NV	7,995	250,181
Koninklijke KPN NV	19,045	229,880
Koninklijke (Royal) Philips Electronics NV	13,780	251,256
Reed Elsevier NV	19,695	218,126
TNT NV	9,390	174,944
Unilever NV	14,560	289,884
Wolters Kluwer NV	11,960	198,419

		2,577,024
NORWAY—0.29%
DnB NOR ASA	22,882	145,264
Orkla ASA	27,224	197,667
StatoilHydro ASA	7,607	144,357

Telenor ASA	17,290	108,318

		595,606
PERU—0.10%
Compania de Minas Buenaventura SA SP ADR	9,490	200,808

		200,808
PORTUGAL—0.15%
BRISA - Auto-estradas de Portugal SA	14,300	98,099
Energias de Portugal SA	58,825	215,451

		313,550
RUSSIA—0.39%
Mobile TeleSystems SP ADR	4,095	135,708
OAO Gazprom SP ADR	20,399	364,734
OAO NOVATEK SP GDR(c)	1,885	66,918
Surgutneftegaz SP ADR(b)	10,930	78,150
Uralkali SP GDR(c)	2,080	24,877
Vimpel-Communications SP ADR(b)	8,905	83,885
Wimm-Bill-Dann Foods OJSC SP ADR(b)	1,170	52,264

		806,536
SINGAPORE—0.59%
CapitaLand Ltd.	209,000	390,496
Keppel Corp. Ltd.	65,000	263,133
Oversea-Chinese Banking Corp.	19,000	75,630
Singapore Exchange Ltd.	65,000	275,894
Singapore Telecommunications Ltd.	130,000	225,291

		1,230,444
SOUTH AFRICA—0.95%
FirstRand Ltd.	153,790	236,774
Gold Fields Ltd.	19,370	201,898
Impala Platinum Holdings Ltd.	8,125	157,060
MTN Group Ltd.	21,905	286,855
Naspers Ltd. Class N	17,290	354,561
Sanlam Ltd.	140,075	262,757
Sasol Ltd.	6,565	199,825
Standard Bank Group Ltd.	28,210	274,570

		1,974,300
SOUTH KOREA—1.42%
KB Financial Group Inc. SP ADR(a)(b)	12,675	404,079
Korea Electric Power Corp. SP ADR(b)	28,918	308,844
KT Corp. SP ADR(a)	22,230	318,334
LG Display Co. Ltd. SP ADR	16,337	200,782
POSCO SP ADR	5,265	405,247
Samsung Electronics Co. Ltd. GDR(c)	3,250	737,750
Shinhan Financial Group Co. Ltd. SP ADR	5,785	285,490
SK Telecom Co. Ltd. SP ADR	18,200	285,194

		2,945,720
SPAIN—1.84%
Acciona SA	1,170	121,084
Actividades de Construcciones y Servicios SA	7,345	369,362
Banco Bilbao Vizcaya Argentaria SA	41,609	456,527
Banco de Sabadell SA	38,610	224,090
Banco Popular Espanol SA(a)	33,995	283,344
Banco Santander SA	69,933	673,698
Gamesa Corporacion Tecnologica SA	8,320	158,647
Iberdrola SA	41,535	330,228

Industria de Diseno Textil SA	6,565	281,770
Repsol YPF SA	14,235	272,945
Telefonica SA	33,215	634,230

		3,805,925
SWEDEN—0.94%
Atlas Copco AB Class A	21,190	199,285
Hennes & Mauritz AB Class B	6,045	272,061
Nordea Bank AB	36,154	272,013
Sandvik AB	20,800	138,159
Scania AB Class B	15,080	161,481
Svenska Handelsbanken AB Class A	11,570	203,619
Telefonaktiebolaget LM Ericsson AB Class B	38,095	335,805
TeliaSonera AB	44,460	210,308
Volvo AB Class B	24,050	159,000

		1,951,731
SWITZERLAND—3.39%
ABB Ltd. Registered(b)	24,570	353,142
Adecco SA Registered	6,370	252,910
Compagnie Financiere Richemont SA Class A Bearer Units	6,453	116,714
Credit Suisse Group AG Registered	12,285	481,067
Holcim Ltd. Registered	4,550	233,502
Julius Baer Holding AG Registered	4,420	147,469
Lindt & Spruengli AG Participation Certificates	130	210,018
Nestle SA Registered	52,520	1,722,769
Novartis AG Registered	26,520	1,010,552
Roche Holding AG Genusschein	7,280	923,623
Swiss Reinsurance Co. Registered	4,550	109,780
Syngenta AG Registered	1,170	251,679
Transocean Ltd.(b)	3,250	219,310
UBS AG Registered(b)	34,808	487,456
Weatherford International Ltd.(b)	9,880	164,304
Zurich Financial Services AG	1,755	330,059

		7,014,354
TAIWAN—1.31%
AU Optronics Corp. SP ADR	21,074	228,653
Chunghwa Telecom Co. Ltd. SP ADR	48,720	920,808
Siliconware Precision Industries Co. SP ADR	42,889	320,381
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	75,473	797,750
United Microelectronics Corp. SP ADR(a)	146,387	446,480

		2,714,072
THAILAND—0.22%
Bangkok Bank PCL NVDR	111,150	267,983
Kasikornbank PCL NVDR	130,780	194,751

		462,734
UNITED KINGDOM—8.67%
Anglo American PLC	14,105	310,168
AstraZeneca PLC	15,925	562,804
Aviva PLC	30,355	141,912
BAE Systems PLC	43,680	231,877
Barclays PLC(e)	87,432	364,702
BG Group PLC	33,410	541,111
BHP Billiton PLC	22,373	472,089
BP PLC	198,380	1,418,355
British American Tobacco PLC	16,257	394,829
British Land Co. PLC	31,137	198,743
British Sky Broadcasting Group PLC	29,965	216,127

BT Group PLC	83,200	115,889
Cadbury PLC	19,045	143,221
Carnival PLC	7,865	218,519
Centrica PLC	77,740	261,493
Compass Group PLC	53,950	259,016
Diageo PLC	22,230	267,806
Experian PLC	38,610	257,455
GlaxoSmithKline PLC	55,510	862,852
HSBC Holdings PLC	175,784	1,251,591
Imperial Tobacco Group PLC	9,880	227,069
International Power PLC	41,860	154,140
J Sainsbury PLC	46,020	225,376
Johnson Matthey PLC	8,320	148,683
Land Securities Group PLC	18,164	151,399
Legal & General Group PLC	138,775	119,886
Lloyds Banking Group PLC	102,931	170,826
Lonmin PLC	4,875	103,950
Man Group PLC	30,485	114,513
Marks & Spencer Group PLC	43,485	218,277
National Grid PLC	29,445	246,300
Old Mutual PLC	140,725	142,423
Pearson PLC	26,065	272,872
Prudential PLC	28,275	164,763
Reckitt Benckiser PLC	5,980	236,327
Reed Elsevier PLC	29,705	222,065
Rio Tinto PLC	10,920	448,868
Rolls-Royce Group PLC(b)	38,675	193,703
Rolls-Royce Group PLC Class C(f)	3,063,060	4,539
Royal Dutch Shell PLC Class A	35,685	831,771
Royal Dutch Shell PLC Class B	25,675	592,364
SABMiller PLC	15,080	255,186
Scottish & Southern Energy PLC	13,390	219,842
Shire PLC	18,590	234,284
Smith & Nephew PLC	25,090	178,642
Standard Chartered PLC	15,175	237,905
Standard Life PLC	83,850	236,446
Tesco PLC	79,365	396,557
Thomson Reuters PLC	4,616	120,042
3i Group PLC	18,330	87,188
Tomkins PLC	149,890	387,021
Unilever PLC	14,560	286,085
Vodafone Group PLC	570,830	1,054,782
Wm Morrison Supermarkets PLC	58,045	212,232
Wolseley PLC(b)	8,177	148,550
WPP PLC	28,860	199,498
Xstrata PLC	23,709	213,427

		17,948,360
UNITED STATES—43.44%
Abbott Laboratories	15,015	628,378
Accenture Ltd. Class A	9,620	283,117
ACE Ltd.	5,655	261,940
Adobe Systems Inc.(b)	9,620	263,107
AES Corp. (The)(b)	17,420	123,159
Aetna Inc.	6,435	141,634
Aflac Inc.	5,265	152,106
Air Products and Chemicals Inc.	3,510	231,309
Alcoa Inc.	10,790	97,865
Allergan Inc.	5,070	236,566
Allstate Corp. (The)	7,150	166,809
Altria Group Inc.	23,270	379,999
Amazon.com Inc.(b)	4,420	355,898
American Electric Power Co. Inc.	7,735	204,049

American Express Co.	7,280	183,602
American Tower Corp. Class A(b)	8,450	268,372
Ameriprise Financial Inc.	6,175	162,711
Amgen Inc.(b)	12,155	589,153
Anadarko Petroleum Corp.	5,655	243,504
Apache Corp.	3,835	279,418
Apollo Group Inc. Class A(b)	2,860	180,037
Apple Inc.(b)	9,880	1,243,200
Applied Materials Inc.	18,460	225,397
Archer-Daniels-Midland Co.	7,475	184,034
AT&T Inc.	63,050	1,615,341
Automatic Data Processing Inc.	8,255	290,576
Avon Products Inc.	8,385	190,843
Baker Hughes Inc.	4,810	171,140
Bank of America Corp.	70,525	629,788
Bank of New York Mellon Corp. (The)	11,310	288,179
Baxter International Inc.	7,280	353,080
BB&T Corp.	10,010	233,633
Becton, Dickinson and Co.	3,575	216,216
Bed Bath & Beyond Inc.(b)	11,375	346,027
Best Buy Co. Inc.	6,380	244,864
Biogen Idec Inc.(b)	5,265	254,510
Boeing Co. (The)	7,865	314,993
Boston Properties Inc.	3,705	183,101
Boston Scientific Corp.(b)	25,480	214,287
Bristol-Myers Squibb Co.	21,710	416,832
Burlington Northern Santa Fe Corp.	4,290	289,489
C.H. Robinson Worldwide Inc.	5,980	317,897
C.R. Bard Inc.	3,250	232,797
CA Inc.	14,105	243,311
Capital One Financial Corp.	6,825	114,250
Cardinal Health Inc.	5,395	182,297
Carnival Corp.	7,995	214,906
Caterpillar Inc.	5,785	205,830
CBS Corp. Class B	13,260	93,350
Celgene Corp.(b)	5,850	249,912
Charles Schwab Corp. (The)	16,445	303,904
Chesapeake Energy Corp.	7,735	152,457
Chevron Corp.	21,710	1,435,031
Chubb Corp.	6,240	243,048
CIGNA Corp.	6,760	133,240
Cisco Systems Inc.(b)	65,650	1,268,358
Citigroup Inc.(a)	65,650	200,232
CME Group Inc.	520	115,102
Coach Inc.(b)	10,660	261,170
Coca-Cola Co. (The)	20,085	864,659
Cognizant Technology Solutions Corp. Class A(b)	10,205	252,982
Colgate-Palmolive Co.	5,135	302,965
Comcast Corp. Class A	10,530	162,794
ConAgra Foods Inc.	15,405	272,668
ConocoPhillips	16,445	674,245
CONSOL Energy Inc.	4,290	134,191
Constellation Energy Group Inc.	3,250	78,260
Cooper Industries Ltd. Class A	7,540	247,237
Corning Inc.	18,655	272,736
Costco Wholesale Corp.	5,070	246,402
Coventry Health Care Inc.(b)	5,980	95,142
Covidien Ltd.	7,605	250,813
CSX Corp.	6,695	198,105
CVS Caremark Corp.	14,950	475,111
Danaher Corp.	4,290	250,708
Deere & Co.	4,030	166,278
Dell Inc.(b)	27,690	321,758

Devon Energy Corp.	4,745	246,028
DIRECTV Group Inc. (The)(b)	13,195	326,312
Dominion Resources Inc.	7,800	235,248
Dover Corp.	7,865	242,085
Dow Chemical Co. (The)	10,465	167,440
Dr Pepper Snapple Group Inc.(b)	3,577	74,080
Duke Energy Corp.	18,655	257,626
E.I. du Pont de Nemours and Co.	9,035	252,076
Eaton Corp.	4,095	179,361
eBay Inc.(b)	11,587	190,838
Edison International	6,240	177,902
El Paso Corp.	20,475	141,277
Electronic Arts Inc.(b)	6,695	136,243
Eli Lilly and Co.	10,465	344,508
EMC Corp.(b)	25,870	324,151
Emerson Electric Co.	6,175	210,197
Entergy Corp.	2,990	193,662
EOG Resources Inc.	3,315	210,436
Equity Residential	8,515	194,908
Exelon Corp.	5,655	260,865
Expeditors International Washington Inc.	7,995	277,506
Express Scripts Inc.(b)	5,070	324,328
Exxon Mobil Corp.	60,125	4,008,535
FedEx Corp.	3,705	207,332
Fifth Third Bancorp	26,390	108,199
FirstEnergy Corp.	4,550	186,095
Fluor Corp.	5,330	201,847
Ford Motor Co.(b)	29,770	178,025
FPL Group Inc.	5,005	269,219
Franklin Resources Inc.	3,250	196,560
Freeport-McMoRan Copper & Gold Inc.	4,290	182,968
Gap Inc. (The)	17,030	264,646
General Dynamics Corp.	3,835	198,154
General Electric Co.	104,585	1,323,000
General Mills Inc.	5,980	303,126
Genzyme Corp.(b)	4,420	235,719
Gilead Sciences Inc.(b)	10,010	458,458
Goldman Sachs Group Inc. (The)	5,330	684,905
Google Inc. Class A(b)	2,600	1,029,522
H.J. Heinz Co.	8,060	277,425
Halliburton Co.	9,750	197,145
Hartford Financial Services Group Inc. (The)	4,420	50,697
Hess Corp.	3,575	195,874
Hewlett-Packard Co.	29,120	1,047,738
Home Depot Inc. (The)	18,720	492,710
Honeywell International Inc.	6,825	213,008
Humana Inc.(b)	4,680	134,690
Illinois Tool Works Inc.	6,695	219,596
Ingersoll-Rand Co. Ltd. Class A	10,022	218,179
Intel Corp.	65,780	1,038,008
International Business Machines Corp.	13,195	1,361,856
International Game Technology	8,125	100,344
International Paper Co.	10,205	129,195
Intuit Inc.(b)	10,985	254,083
ITT Corp.	5,655	231,912
J.C. Penney Co. Inc.	7,085	217,439
Jacobs Engineering Group Inc.(b)	4,225	160,719
Johnson & Johnson	27,235	1,426,025
Johnson Controls Inc.	9,685	184,112
JPMorgan Chase & Co.	36,985	1,220,505
Juniper Networks Inc.(b)	12,805	277,228
Kellogg Co.	6,240	262,766
Kimberly-Clark Corp.	5,265	258,722

Kohl’s Corp.(b)	7,345	333,096
Kraft Foods Inc. Class A	15,478	362,185
Kroger Co. (The)	12,350	267,007
L-3 Communications Holdings Inc.	2,990	227,688
Laboratory Corp. of America Holdings(b)	4,030	258,525
Legg Mason Inc.	4,680	93,928
Level 3 Communications Inc.(a)(b)	43,485	48,703
Lincoln National Corp.(a)	6,045	67,946
Lockheed Martin Corp.	3,575	280,745
Lowe’s Companies Inc.	17,225	370,338
Macy’s Inc.	13,260	181,397
Marathon Oil Corp.	8,645	256,757
Marriott International Inc. Class A	9,360	220,522
Marsh & McLennan Companies Inc.	13,000	274,170
MasterCard Inc. Class A(a)	1,495	274,258
McDonald’s Corp.	10,985	585,391
McGraw-Hill Companies Inc. (The)	8,125	244,969
McKesson Corp.	5,590	206,830
Medco Health Solutions Inc.(b)	6,695	291,567
Medtronic Inc.	11,570	370,240
MEMC Electronic Materials Inc.(b)	5,655	91,611
Merck & Co. Inc.	24,115	584,548
MetLife Inc.	4,816	143,276
MGM MIRAGE(a)(b)	13,845	116,021
Microsoft Corp.	90,350	1,830,491
Mirant Corp.(b)	8,319	105,901
Monsanto Co.	5,330	452,464
Moody’s Corp.	8,450	249,444
Morgan Stanley	11,700	276,588
Motorola Inc.	30,355	167,863
Murphy Oil Corp.	4,225	201,575
National Oilwell Varco Inc.(b)	5,265	159,424
Newmont Mining Corp.	6,825	274,638
News Corp. Class A	17,290	142,815
Nike Inc. Class B	5,265	276,255
Noble Corp.	6,825	186,527
Noble Energy Inc.	4,290	243,458
Norfolk Southern Corp.	5,980	213,366
Northern Trust Corp.	4,420	240,271
Northrop Grumman Corp.	4,030	194,851
NRG Energy Inc.(a)(b)	13,000	233,740
Nucor Corp.	5,265	214,233
NVIDIA Corp.(b)	12,833	147,323
Occidental Petroleum Corp.	8,710	490,286
Omnicom Group Inc.	7,085	222,965
Oracle Corp.	42,185	815,858
Owens-Illinois Inc.(b)	5,980	145,852
PACCAR Inc.	7,800	276,432
Parker Hannifin Corp.	4,875	221,081
Paychex Inc.	9,880	266,859
Peabody Energy Corp.	5,850	154,382
PepsiCo Inc.	15,470	769,787
Pfizer Inc.	73,580	983,029
PG&E Corp.	8,255	306,426
Philip Morris International Inc.	23,270	842,374
PNC Financial Services Group Inc. (The)	6,460	256,462
PPL Corp.	6,760	202,192
Praxair Inc.	3,965	295,829
Precision Castparts Corp.	2,730	204,368
Principal Financial Group Inc.	5,785	94,527
Procter & Gamble Co. (The)	30,940	1,529,674
Progressive Corp. (The)(b)	18,070	276,110
Prudential Financial Inc.	4,485	129,527

Public Service Enterprise Group Inc.	6,955	207,537
Public Storage	4,355	291,175
QUALCOMM Inc.	18,265	772,975
Quest Diagnostics Inc.	6,370	326,972
Questar Corp.	5,980	177,726
Raytheon Co.	5,070	229,316
Reynolds American Inc.	5,005	190,090
Safeway Inc.	10,400	205,400
SanDisk Corp.(b)	5,005	78,679
Schering-Plough Corp.	18,330	421,957
Schlumberger Ltd.	12,480	611,395
Seagate Technology	14,820	120,931
Sempra Energy	5,915	272,208
Simon Property Group Inc.	3,942	203,407
SLM Corp.(b)	15,210	73,464
Smith International Inc.	5,395	139,461
Southern Co.	9,295	268,440
Southwestern Energy Co.(b)	8,450	303,017
Spectra Energy Corp.	14,560	211,120
Sprint Nextel Corp.(b)	35,815	156,153
St. Jude Medical Inc.(b)	7,345	246,204
Staples Inc.	13,070	269,503
Starbucks Corp.(b)	18,460	266,932
Starwood Hotels & Resorts Worldwide Inc.	6,825	142,370
State Street Corp.	4,290	146,418
Stryker Corp.	4,745	183,679
Sun Microsystems Inc.(b)	19,825	181,597
SunTrust Banks Inc.	5,135	74,149
Symantec Corp.(b)	19,240	331,890
T. Rowe Price Group Inc.	6,630	255,388
Target Corp.	8,515	351,329
Texas Instruments Inc.	16,900	305,214
Textron Inc.	9,750	104,618
Thermo Fisher Scientific Inc.(b)	5,720	200,658
3M Co.	7,345	423,072
Time Warner Cable Inc.	3,141	101,234
Time Warner Inc.	12,519	273,290
TJX Companies Inc. (The)	11,115	310,887
Travelers Companies Inc. (The)	6,825	280,781
Tyco Electronics Ltd.	9,490	165,506
Tyco International Ltd.	8,190	194,594
U.S. Bancorp	15,795	287,785
Ultra Petroleum Corp.(b)	5,005	214,214
Union Pacific Corp.	5,850	287,469
United Parcel Service Inc. Class B	5,850	306,189
United States Steel Corp.(a)	3,055	81,110
United Technologies Corp.	7,085	346,031
UnitedHealth Group Inc.	14,235	334,807
Valero Energy Corp.	6,630	131,539
Varian Medical Systems Inc.(b)	6,175	206,060
VeriSign Inc.(b)	9,230	189,953
Verizon Communications Inc.	28,340	859,836
Viacom Inc. Class B(b)	8,125	156,325
Visa Inc. Class A	4,345	282,251
Vornado Realty Trust	3,780	184,804
Walgreen Co.	11,245	353,430
Wal-Mart Stores Inc.	22,555	1,136,772
Walt Disney Co. (The)	17,875	391,463
Waste Management Inc.	9,945	265,233

WellPoint Inc.(b)	6,565	280,719
Wells Fargo & Co.	42,252	845,463
Western Union Co.	15,665	262,389
Weyerhaeuser Co.	5,070	178,768
Whirlpool Corp.(a)	3,640	164,382
Williams Companies Inc. (The)	9,750	137,475
Wyeth	14,560	617,344
Xerox Corp.	22,685	138,605
XTO Energy Inc.	5,980	207,267
Yahoo! Inc.(b)	15,145	216,422
Yum! Brands Inc.	9,425	314,324
Zimmer Holdings Inc.(b)	4,225	185,858
Zions Bancorporation	5,460	59,678

		89,887,438

TOTAL COMMON STOCKS
(Cost: $265,324,784)		203,440,049

Security	Shares	Value

PREFERRED STOCKS—1.16%

BRAZIL—1.02%
Banco Bradesco SA SP ADR	20,280	249,038
Companhia Brasileira de Distribuicao Grupo Pao de Acucar SP ADR	7,106	229,453
Companhia de Bebidas das Americas ADR	6,565	370,135
Companhia Energetica de Minas Gerais SP ADR	21,386	321,859
Companhia Vale do Rio Doce SP ADR	16,614	228,110
Gerdau SA SP ADR	20,085	142,603
Petroleo Brasileiro SA SP ADR	20,774	560,483

		2,101,681
GERMANY—0.07%
Volkswagen AG	2,340	148,835

		148,835
ITALY—0.07%
Telecom Italia SpA RNC	170,755	153,862

		153,862

TOTAL PREFERRED STOCKS
(Cost: $2,689,224)		2,404,378

Security	Shares	Value

RIGHTS—0.02%

BELGIUM—0.00%
Fortis(b)(f)	7,392	1

		1
ITALY—0.02%
Snam Rete Gas SpA(b)	37,819	29,066

		29,066

TOTAL RIGHTS
(Cost: $34,636)		29,067

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.40%

MONEY MARKET FUNDS—1.40%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.50%(e)(g)(h)	2,246,242	2,246,242
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.41%(e)(g)(h)	351,056	351,056
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(e)(g)	307,312	307,312

		2,904,610

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,904,610)		2,904,610

TOTAL INVESTMENTS IN SECURITIES—100.90%
(Cost: $270,953,254)		208,778,104
Other Assets, Less Liabilities—(0.90)%		(1,867,270)

NET ASSETS—100.00%		$206,910,834

GDR  -  Global Depositary Receipts

NVDR  -  Non-Voting Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

SP GDR  -  Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	Security valued using Level 3 inputs. See Note 1.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2009

Security	Shares	Value

COMMON STOCKS—97.70%

AUSTRALIA—5.71%
AMP Ltd.	49,630	$189,244
ASX Ltd.	6,510	156,496
Australia and New Zealand Banking Group Ltd.	47,250	551,962
AXA Asia Pacific Holdings Ltd.	35,245	100,989
BHP Billiton Ltd.	87,885	2,148,214
BlueScope Steel Ltd.	31,150	53,553
Boral Ltd.	33,600	100,965
Brambles Ltd.	39,445	171,563
Commonwealth Bank of Australia	32,725	844,152
Computershare Ltd.	25,340	170,162
Crown Ltd.	17,115	86,638
CSL Ltd.	16,135	408,028
Fortescue Metals Group Ltd.(a)	30,415	52,736
Foster’s Group Ltd.	35,805	138,632
Insurance Australia Group Ltd.	75,075	191,397
Macquarie Group Ltd.(b)	9,065	222,979
National Australia Bank Ltd.	39,515	598,923
Newcrest Mining Ltd.	10,325	227,118
OneSteel Ltd.	62,475	102,358
Orica Ltd.	14,808	182,775
Origin Energy Ltd.	58,765	703,315
Qantas Airways Ltd.	72,170	104,986
QBE Insurance Group Ltd.	32,095	513,812
Rio Tinto Ltd.	5,845	276,683
Santos Ltd.	39,445	475,856
Sonic Healthcare Ltd.	14,494	124,164
Suncorp-Metway Ltd.	51,321	222,463
Tabcorp Holdings Ltd.	14,350	78,545
Telstra Corp. Ltd.	61,810	151,221
Wesfarmers Ltd.	25,402	422,527
Wesfarmers Ltd. Partially Protected	5,460	90,699
Westfield Group	31,710	249,980
Westpac Banking Corp.	45,955	648,252
Woodside Petroleum Ltd.	22,855	644,460
Woolworths Ltd.	33,845	664,417

		12,070,264
AUSTRIA—0.19%
OMV AG	4,481	140,903
Raiffeisen International Bank Holding AG(b)	1,260	44,228
Vienna Insurance Group(a)	2,205	86,866
voestalpine AG	7,035	136,568

		408,565
BELGIUM—0.55%
Anheuser-Busch InBev NV	7,651	236,375
Delhaize Group	2,205	149,598
Fortis	49,665	123,725
Groupe Bruxelles Lambert SA	4,445	323,718
KBC Groep NV	3,080	69,035
Solvay SA	1,716	148,325

UCB SA(a)	3,815	104,720

		1,155,496
BRAZIL—0.98%
Companhia Vale do Rio Doce SP ADR	36,260	598,653
Empresa Brasileira de Aeronautica SA SP ADR	10,369	168,185
Itau Unibanco Banco Multiplo SA SP ADR	77,456	1,063,471
Tim Participacoes SA SP ADR	8,020	133,613
Vivo Participacoes SA SP ADR	6,955	111,002

		2,074,924
CANADA—6.41%
Addax Petroleum Corp.	4,305	118,993
Agnico-Eagle Mines Ltd.	2,426	107,711
Agrium Inc.	3,290	141,779
ARC Energy Trust	13,230	172,599
Bank of Montreal	9,520	316,505
Bank of Nova Scotia	22,050	629,894
Barrick Gold Corp.	18,410	535,364
BCE Inc.	672	14,429
Bombardier Inc. Class B	38,360	122,044
Cameco Corp.	8,470	195,335
Canadian Imperial Bank of Commerce	7,000	315,622
Canadian National Railway Co.	8,155	331,115
Canadian Natural Resources Ltd.	12,565	581,770
Canadian Oil Sands Trust	9,030	187,273
Canadian Pacific Railway Ltd.	2,800	100,631
Enbridge Inc.	8,960	277,902
EnCana Corp.	3,996	183,942
Enerplus Resources Fund	7,910	151,529
Fairfax Financial Holdings Ltd.	246	65,346
Finning International Inc.	6,720	80,430
First Quantum Minerals Ltd.	2,240	87,010
Goldcorp Inc.	14,105	387,261
Great-West Lifeco Inc.	9,938	171,391
Harvest Energy Trust	7,840	37,943
Husky Energy Inc.	9,100	221,430
Imperial Oil Ltd.	8,960	321,643
Kinross Gold Corp.	11,725	181,485
Magna International Inc. Class A	2,415	83,278
Manulife Financial Corp.	45,395	776,388
Nexen Inc.	12,215	233,587
Niko Resources Ltd.	1,960	99,625
Penn West Energy Trust	14,910	164,272
Petro-Canada	13,720	434,892
Potash Corp. of Saskatchewan Inc.	7,455	643,159
Power Corp. of Canada	9,520	178,765
Power Financial Corp.	7,770	156,106
Provident Energy Trust	32,060	141,128
Research In Motion Ltd.(a)	10,360	718,774
Ritchie Bros. Auctioneers Inc.	6,090	134,963
Rogers Communications Inc. Class B	8,750	215,933
Royal Bank of Canada	27,580	981,932
Shoppers Drug Mart Corp.	3,535	128,386
SNC-Lavalin Group Inc.	4,025	117,725
Sun Life Financial Inc.	17,850	419,169
Suncor Energy Inc.	22,820	576,790
Talisman Energy Inc.	31,640	398,130
TELUS Corp. NVS	4,095	95,645
Toronto-Dominion Bank (The)	8,190	324,677
TransCanada Corp.	15,400	386,005
Yamana Gold Inc.	12,212	96,208

		13,543,913

CHILE—0.13%
Enersis SA SP ADR	18,200	272,818

		272,818
CHINA—3.17%
Air China Ltd. Class H(a)	210,000	99,714
Angang New Steel Co. Ltd. Class H	70,000	84,540
Bank of China Ltd. Class H	700,000	261,930
Bank of Communications Co. Ltd. Class H	175,000	142,481
China Construction Bank Class H	735,000	428,663
China High Speed Transmission Equipment Group Co. Ltd.(b)	105,000	189,674
China Life Insurance Co. Ltd. Class H(b)	210,000	741,082
China Merchants Holdings (International) Co. Ltd.(b)	70,000	166,913
China Mobile Ltd.(b)	140,000	1,215,718
China Resources Enterprise Ltd.(b)	140,000	248,202
China Shenhua Energy Co. Ltd. Class H(a)	140,000	392,896
China Shipping Development Co. Ltd. Class H	140,000	162,216
CNOOC Ltd.	595,000	667,155
Fosun International Ltd.	227,500	80,724
GOME Electrical Appliances Holdings Ltd.(c)	224,000	25,897
Industrial and Commercial Bank of China Ltd. Class H	1,120,000	644,529
Jiangxi Copper Co. Ltd. Class H	105,000	124,914
Lenovo Group Ltd.	350,000	96,192
Maanshan Iron & Steel Co. Ltd. Class H	280,000	115,249
Ping An Insurance (Group) Co. of China Ltd. Class H	52,500	328,542
Sinofert Holdings Ltd.	210,000	98,359
Sinopec Shanghai Petrochemical Co. Ltd. Class H(b)	420,000	144,152
Yanzhou Coal Mining Co. Ltd. Class H	140,000	132,410
Zijin Mining Group Co. Ltd. Class H	140,000	108,385

		6,700,537
COLOMBIA—0.03%
Bancolombia SA SP ADR	2,328	54,359

		54,359
CZECH REPUBLIC—0.56%
Central European Media Enterprises Ltd. Class A(a)	1,820	31,409
CEZ AS	20,055	827,832
Komercni Banka AS	2,345	317,634

		1,176,875
DENMARK—1.03%
Coloplast A/S Class B	2,100	144,578
Danske Bank A/S(a)	12,670	141,436
FLSmidth & Co. A/S(a)	1,890	61,361
Novo Nordisk A/S Class B	16,450	788,671
Novozymes A/S Class B	2,765	188,639
Topdanmark A/S(a)	1,050	125,151
Trygvesta A/S	3,325	183,960
Vestas Wind Systems A/S(a)	6,230	411,735
William Demant Holding A/S(a)	2,590	123,482

		2,169,013
EGYPT—0.29%
Orascom Construction Industries Co. GDR	6,510	379,533
Orascom Telecom Holding SAE GDR(d)	8,750	245,087

		624,620

FINLAND—1.01%
Fortum OYJ	6,685	136,241
Kone OYJ Class B	4,410	122,075
Neste Oil OYJ	8,750	114,439
Nokia OYJ	96,880	1,403,146
Nokian Renkaat OYJ	5,215	83,478
Rautaruukki OYJ	4,235	79,800
Sampo OYJ Class A	10,780	203,270

		2,142,449
FRANCE—7.47%
Aeroports de Paris	1,435	83,477
ALSTOM	1,470	93,178
ArcelorMittal	22,925	546,802
AXA(a)	48,510	819,256
BNP Paribas	18,550	989,369
Bouygues SA	4,445	191,545
Cap Gemini SA(a)	3,255	122,516
Carrefour SA(a)	14,245	583,081
Casino Guichard-Perrachon SA	1,505	94,868
CNP Assurances SA	1,750	138,880
Compagnie de Saint-Gobain	12,086	439,216
Compagnie Generale de Geophysique-Veritas(a)	3,325	48,862
Compagnie Generale des Etablissements Michelin Class B	4,900	253,194
Credit Agricole SA	20,755	308,027
Danone SA	7,420	355,288
Electricite de France	2,520	117,909
Essilor International SA	5,530	239,912
France Telecom SA	41,860	935,757
GDF Suez	27,020	977,455
L’Air Liquide SA	8,435	691,367
Legrand SA	9,030	182,596
L’Oreal SA	6,475	465,209
LVMH Moet Hennessy Louis Vuitton SA	2,730	207,610
Neopost SA	1,680	143,087
Pernod Ricard SA	2,058	122,677
PPR SA	2,170	168,071
Publicis Groupe SA	4,830	148,901
Renault SA	6,055	197,137
Sanofi-Aventis	26,320	1,526,550
SCOR SE	8,645	182,944
Societe Generale	10,675	554,006
Sodexo	3,185	154,004
STMicroelectronics NV	32,515	215,859
Suez Environnement SA(a)	3,745	57,615
Technip SA	2,625	114,282
Total SA	32,305	1,641,448
Unibail-Rodamco SE	630	94,693
Valeo SA	4,725	98,393
Vallourec SA	1,750	193,375
Veolia Environnement	8,540	237,247
Vinci SA	10,220	463,154
Vivendi	22,155	600,950

		15,799,767

GERMANY—6.54%
Allianz SE Registered	11,865	1,096,474
BASF SE(a)	36,260	1,372,735
Celesio AG	4,445	98,894
Commerzbank AG	20,790	142,152
Daimler AG Registered	18,375	660,946
Deutsche Bank AG Registered	15,820	852,149
Deutsche Boerse AG	5,215	386,982
Deutsche Postbank AG	2,030	43,577
Deutsche Telekom AG Registered	74,970	907,993
E.ON AG	42,210	1,434,109
Fresenius Medical Care AG & Co. KGaA	6,125	241,458
GEA Group AG	12,110	159,828
HeidelbergCement AG(b)	1,050	44,384
Hochtief AG	2,940	144,495
K+S AG	4,760	287,306
Linde AG	5,390	430,894
Merck KGaA	2,065	185,934
METRO AG	5,775	246,409
Muenchener Rueckversicherungs-Gesellschaft AG Registered	5,775	800,676
Q-Cells SE(a)	3,290	70,756
RWE AG	9,170	663,332
Salzgitter AG	1,855	132,588
SAP AG	24,745	951,718
Siemens AG Registered	20,125	1,360,850
ThyssenKrupp AG	13,475	289,977
TUI AG	9,660	106,692
Volkswagen AG	1,925	610,232
Wacker Chemie AG	945	98,149

		13,821,689
HONG KONG—2.26%
Bank of East Asia Ltd.	46,200	110,878
Belle International Holdings Ltd.	140,000	107,843
BOC Hong Kong (Holdings) Ltd.	140,000	199,790
Cathay Pacific Airways Ltd.	105,000	121,933
Cheung Kong (Holdings) Ltd.	35,000	364,445
Cheung Kong Infrastructure Holdings Ltd.	35,000	135,707
CLP Holdings Ltd.	35,000	236,641
Esprit Holdings Ltd.	35,000	216,093
Hang Seng Bank Ltd.	21,000	234,654
Henderson Land Development Co. Ltd.	35,000	164,836
Hong Kong Aircraft Engineering Co. Ltd.	14,000	131,868
Hong Kong and China Gas Co. Ltd. (The)	105,300	197,009
Hong Kong Exchanges and Clearing Ltd.	17,500	204,125
Hongkong Electric Holdings Ltd.	52,500	310,252
Hutchison Whampoa Ltd.	35,000	207,738
Kingboard Chemical Holdings Co. Ltd.	35,000	85,805
Li & Fung Ltd.	70,000	198,706
MTR Corp. Ltd.	52,500	133,449
New World Development Co. Ltd.	70,000	92,669
Noble Group Ltd.	141,600	124,614
Orient Overseas International Ltd.	35,000	101,385
Pacific Basin Shipping Ltd.	140,000	70,270
Shangri-La Asia Ltd.(b)	70,000	103,508
Sun Hung Kai Properties Ltd.	35,000	364,670
Swire Pacific Ltd. Class A	17,500	137,401
Tencent Holdings Ltd.	35,000	311,607
Wharf (Holdings) Ltd. (The)	35,000	116,288

		4,784,184

HUNGARY—0.18%
MOL Hungarian Oil and Gas Nyrt	5,040	243,550
OTP Bank Nyrt(a)(b)	4,095	53,660
Richter Gedeon Nyrt	700	92,017

		389,227
INDIA—1.71%
HDFC Bank Ltd. SP ADR(a)(b)	13,160	974,103
ICICI Bank Ltd. SP ADR	31,290	645,513
Infosys Technologies Ltd. SP ADR	29,400	905,814
Tata Communications Ltd. SP ADR(b)	15,085	347,860
Wipro Ltd. SP ADR	80,290	753,120

		3,626,410
INDONESIA—0.50%
PT Bank Central Asia Tbk	525,000	166,155
PT Bank Mandiri Tbk	507,500	133,048
PT Bank Rakyat Indonesia Tbk	227,500	124,658
PT Bumi Resources Tbk	253,000	35,375
PT Indosat Tbk	127,422	67,413
PT Perusahaan Gas Negara Tbk	612,500	150,449
PT Semen Gresik (Persero) Tbk	157,500	61,006
PT Telekomunikasi Indonesia Tbk	367,500	272,544
PT United Tractors Tbk	52,500	44,639

		1,055,287
IRELAND—0.39%
Anglo Irish Bank Corp. Ltd.(c)	64,486	9
CRH PLC	27,789	731,677
Elan Corp. PLC(a)	13,755	83,296

		814,982
ITALY—2.43%
Alleanza Assicurazioni SpA	16,730	113,172
Assicurazioni Generali SpA	32,095	658,350
Banco Popolare SpA	8,855	59,021
Enel SpA	52,955	289,980
Eni SpA	92,470	2,015,651
Exor SpA(a)	9,460	121,218
Fondiaria-Sai SpA	4,235	71,158
Intesa Sanpaolo SpA	170,555	550,881
Luxottica Group SpA	4,166	77,506
Mediobanca SpA	22,540	262,239
Mediolanum SpA	27,510	127,040
Saipem SpA	5,075	110,086
Telecom Italia SpA	225,610	287,895
UniCredito SpA	115,549	286,170
Unione di Banche Italiane ScpA	7,105	98,856

		5,129,223
JAPAN—18.04%
Advantest Corp.	7,000	109,854
AEON Co. Ltd.	14,000	109,285
AEON Credit Service Co. Ltd.	3,500	39,843
Aisin Seiki Co. Ltd.	7,000	143,010
All Nippon Airways Co. Ltd.	35,000	128,068
Alps Electric Co. Ltd.	14,000	74,706
Amada Co. Ltd.	35,000	215,226
Asahi Breweries Ltd.	14,000	176,165
Asahi Glass Co. Ltd.	35,000	208,467
Asahi Kasei Corp.	35,000	140,875
Astellas Pharma Inc.	14,000	456,777
Bridgestone Corp.	17,500	259,694
Canon Inc.	28,000	839,559

Canon Marketing Japan Inc.	10,500	127,855
Casio Computer Co. Ltd.	21,000	158,805
Chubu Electric Power Co. Inc.	7,000	154,393
Chugai Pharmaceutical Co. Ltd.	14,000	259,694
Citizen Watch Co. Ltd.	17,500	79,509
Coca-Cola West Co. Ltd.	10,500	173,212
Cosmo Oil Co. Ltd.	70,000	199,929
Credit Saison Co. Ltd.	7,000	77,979
Daido Steel Co. Ltd.	35,000	116,684
Daiichi Sankyo Co. Ltd.	17,500	294,379
Daikin Industries Ltd.	7,000	188,189
Dainippon Pharmaceutical Co. Ltd.	35,000	279,260
Daiwa Securities Group Inc.	35,000	181,786
Denso Corp.	17,500	410,886
Eisai Co. Ltd.	7,000	188,901
Fanuc Ltd.	7,000	503,024
FUJIFILM Holdings Corp.	17,500	444,682
Fujitsu Ltd.	105,000	448,239
Gunma Bank Ltd.	70,000	347,207
Hachijuni Bank Ltd. (The)	70,000	412,665
Hino Motors Ltd.	35,000	100,320
Hitachi Construction Machinery Co. Ltd.	7,000	94,486
Hitachi High-Technologies Corp.	10,500	146,852
Hitachi Ltd.	105,000	363,927
Honda Motor Co. Ltd.	28,000	809,676
Hoya Pentax HD Corp.	14,000	241,480
IBIDEN Co. Ltd.	3,500	101,743
Idemitsu Kosan Co. Ltd.	3,500	258,627
IHI Corp.(a)	105,000	159,018
ITO EN Ltd.(b)	14,000	171,042
ITOCHU Corp.	70,000	374,244
Japan Airlines Corp.(a)(b)	70,000	136,606
Japan Petroleum Exploration Co. Ltd.	3,500	137,673
Japan Prime Realty Investment Corp.	175	301,494
Japan Retail Fund Investment Corp.	35	123,088
Japan Tobacco Inc.	35	87,869
JFE Holdings Inc.	10,500	285,486
JSR Corp.	7,000	84,667
JTEKT Corp.	14,000	134,329
Kansai Electric Power Co. Inc. (The)	10,500	214,514
Kawasaki Heavy Industries Ltd.	70,000	149,413
Kawasaki Kisen Kaisha Ltd.	35,000	131,270
Keio Corp.	70,000	398,435
Kobe Steel Ltd.	105,000	172,892
Komatsu Ltd.	7,200	89,209
Konica Minolta Holdings Inc.	17,500	142,654
Kubota Corp.	35,000	209,178
Kuraray Co. Ltd.	17,500	150,124
Kurita Water Industries Ltd.	7,000	169,335
Kyocera Corp.	7,000	542,156
Leopalace21 Corp.	38,500	281,359
Mabuchi Motor Co. Ltd.	3,500	158,307
Marubeni Corp.	70,000	253,291
Meiji Holdings Co. Ltd.(a)	4,095	125,283
Minebea Co. Ltd.	35,000	134,827
Mitsubishi Chemical Holdings Corp.	35,000	132,693
Mitsubishi Corp.	38,500	590,893
Mitsubishi Electric Corp.	70,000	370,687
Mitsubishi Estate Co. Ltd.	35,000	456,421
Mitsubishi Gas Chemical Co. Inc.	35,000	162,576
Mitsubishi Heavy Industries Ltd.	105,000	342,583
Mitsubishi Motors Corp.(a)(b)	35,000	53,362
Mitsubishi UFJ Financial Group Inc.	203,000	1,103,878
Mitsui Chemicals Inc.	35,000	104,589
Mitsui O.S.K. Lines Ltd.	35,000	199,573

Mitsumi Electric Co. Ltd.	7,000	115,475
Mizuho Financial Group Inc.	196,400	411,225
Murata Manufacturing Co. Ltd.	7,000	282,462
NEC Corp.(a)	140,000	463,892
Nidec Corp.	3,500	192,458
Nintendo Co. Ltd.	3,500	935,966
Nippon Mining Holdings Inc.	35,000	159,374
Nippon Steel Corp.	105,000	352,188
Nippon Telegraph and Telephone Corp.	10,500	392,743
Nishi-Nippon City Bank Ltd. (The)	70,000	140,164
Nisshin Seifun Group Inc.	35,000	360,726
Nisshin Steel Co. Ltd.	70,000	135,183
Nitto Denko Corp.	3,500	81,288
Nomura Holdings Inc.	45,500	272,394
NSK Ltd.	35,000	155,461
NTN Corp.	35,000	115,973
NTT DoCoMo Inc.	245	341,160
Omron Corp.	10,500	156,350
Ono Pharmaceutical Co. Ltd.	3,500	148,702
ORIX Corp.(a)	2,800	131,199
Panasonic Corp.	35,000	508,716
Panasonic Electric Works Co. Ltd.	35,000	283,885
Ricoh Co. Ltd.	35,000	427,962
Rohm Co. Ltd.	3,500	214,514
Santen Pharmaceutical Co. Ltd.	10,500	297,225
SANYO Electric Co. Ltd.(a)	140,000	230,523
Secom Co. Ltd.	3,500	129,491
Seiko Epson Corp.	7,000	98,328
Seven & I Holdings Co. Ltd.	17,500	395,767
77 Bank Ltd. (The)	70,000	357,880
Sharp Corp.	35,000	364,995
Shin-Etsu Chemical Co. Ltd.	10,500	508,004
Showa Shell Sekiyu K.K.	28,000	245,607
SMC Corp.	3,500	341,515
SoftBank Corp.	17,500	275,703
Sompo Japan Insurance Inc.	35,000	209,178
Sony Corp.	21,000	540,021
Stanley Electric Co. Ltd.	7,000	98,897
Sumitomo Chemical Co. Ltd.	35,000	136,962
Sumitomo Corp.	38,500	333,796
Sumitomo Heavy Industries Ltd.	35,000	145,144
Sumitomo Metal Industries Ltd.	105,000	245,464
Sumitomo Mitsui Financial Group Inc.	10,500	362,860
T&D Holdings Inc.	5,250	155,816
Taiyo Nippon Sanso Corp.	35,000	243,685
Takeda Pharmaceutical Co. Ltd.	21,000	747,065
Takefuji Corp.	22,760	121,914
TDK Corp.	3,500	158,307
Terumo Corp.	3,500	132,337
THK Co. Ltd.	10,500	144,824
Tokio Marine Holdings Inc.	17,500	461,580
Tokyo Electric Power Co. Inc. (The)	17,500	410,886
Tokyo Electron Ltd.	7,000	318,748
Tokyo Tatemono Co. Ltd.	70,000	236,926
TonenGeneral Sekiyu K.K.	35,000	333,333
Toray Industries Inc.	35,000	154,393
Toshiba Corp.	105,000	358,591

Toyo Seikan Kaisha Ltd.	14,000	231,519
Toyota Industries Corp.	7,000	186,055
Toyota Motor Corp.	56,000	2,191,391
Toyota Tsusho Corp.	7,000	82,106
Ube Industries Ltd.	70,000	131,626
Ushio Inc.	7,000	90,857
USS Co. Ltd.	1,750	79,153
Yahoo! Japan Corp.	350	87,549
Yokogawa Electric Corp.	17,500	89,648

		38,146,065
MEXICO—1.41%
America Movil SAB de CV Series L	511,000	833,218
Cemex SAB de CV Series CPO(a)	318,626	235,194
Empresas ICA SAB de CV(a)	28,000	50,540
Fomento Economico Mexicano SAB de CV BD Units	91,000	255,830
Grupo Carso SAB de CV Series A1	45,500	117,551
Grupo Financiero Banorte SAB de CV Series O	49,000	76,648
Grupo Mexico SAB de CV Series B	91,015	71,185
Grupo Modelo SAB de CV Series C(a)	49,000	141,463
Kimberly-Clark de Mexico SAB de CV Series A	45,500	163,698
Telefonos de Mexico SAB de CV Series L	350,000	278,537
Telmex Internacional SAB de CV Series L(b)	350,000	181,150
Wal-Mart de Mexico SAB de CV Series V	213,500	579,440

		2,984,454
NETHERLANDS—1.45%
Aegon NV	43,925	227,000
Akzo Nobel NV	10,500	443,842
ASML Holding NV	14,350	295,876
Heineken NV	4,200	125,667
ING Groep NV	53,130	498,873
Koninklijke Ahold NV	29,750	328,462
Koninklijke DSM NV	7,000	219,046
Koninklijke KPN NV	37,065	447,387
Koninklijke (Royal) Philips Electronics NV	21,525	392,473
TNT NV	4,807	89,559

		3,068,185
NORWAY—0.29%
Renewable Energy Corp. ASA(a)(b)	3,850	35,418
StatoilHydro ASA	22,015	417,774
Telenor ASA	10,255	64,245
Yara International ASA	3,675	100,027

		617,464
PHILIPPINE ISLANDS—0.26%
Bank of the Philippine Islands	336,000	274,456
Metropolitan Bank & Trust Co.	255,500	158,507
Philippine Long Distance Telephone Co.	2,450	110,701

		543,664
PORTUGAL—0.24%
Banco Comercial Portugues SA Registered	419,545	394,717
CIMPOR - Cimentos de Portugal SGPS SA(b)	18,515	111,336

		506,053
RUSSIA—1.24%
JSC MMC Norilsk Nickel ADR	1,976	16,460
LUKOIL SP ADR	18,305	816,403
OAO Gazprom SP ADR	48,653	869,916
OAO NOVATEK SP GDR(d)	6,475	229,862
Polyus Gold SP ADR	6,930	153,846

Sistema JSFC SP GDR(d)	10,500	90,300
Surgutneftegaz SP ADR(a)	61,600	440,440

		2,617,227
SINGAPORE—1.31%
CapitaLand Ltd.	57,500	107,433
COSCO Corp. (Singapore) Ltd.	70,000	48,335
DBS Group Holdings Ltd.	35,500	228,304
Keppel Corp. Ltd.	35,000	141,687
Neptune Orient Lines Ltd.(b)	105,000	92,405
Oversea-Chinese Banking Corp.	105,000	417,953
SembCorp Marine Ltd.	140,000	199,973
Singapore Airlines Ltd.	70,000	507,040
Singapore Exchange Ltd.	35,000	148,558
Singapore Telecommunications Ltd.	350,000	606,553
United Overseas Bank Ltd.	35,000	272,475

		2,770,716
SOUTH AFRICA—1.17%
African Bank Investments Ltd.	76,370	243,897
Anglo Platinum Ltd.	2,310	124,817
AngloGold Ashanti Ltd.(b)	8,330	257,283
ArcelorMittal South Africa Ltd.	22,715	214,387
FirstRand Ltd.	114,240	175,883
Gold Fields Ltd.	21,770	226,914
Harmony Gold Mining Co. Ltd.(a)	17,885	166,712
Impala Platinum Holdings Ltd.	12,950	250,330
Kumba Iron Ore Ltd.	8,295	159,798
Sasol Ltd.	21,385	650,916

		2,470,937
SOUTH KOREA—2.22%
KB Financial Group Inc. SP ADR(a)	18,130	577,984
Korea Electric Power Corp. SP ADR(a)	17,850	190,638
KT Corp. SP ADR	10,186	145,864
LG Display Co. Ltd. SP ADR	8,995	110,549
POSCO SP ADR	7,840	603,445
Samsung Electronics Co. Ltd. GDR(d)	9,695	2,200,765
Shinhan Financial Group Co. Ltd. SP ADR	14,525	716,809
SK Telecom Co. Ltd. SP ADR	8,890	139,306

		4,685,360
SPAIN—3.83%
Abertis Infraestructuras SA	6,090	109,750
Acciona SA	1,540	159,375
Acerinox SA	15,645	240,896
Actividades de Construcciones y Servicios SA(b)	6,303	316,962
Banco Bilbao Vizcaya Argentaria SA	81,584	895,126
Banco Popular Espanol SA(b)	27,965	233,085
Banco Santander SA	159,902	1,540,412
Fomento de Construcciones y Contratas SA	3,325	119,622
Gamesa Corporacion Tecnologica SA	18,235	347,708
Gas Natural SDG SA	3,780	60,607
Grupo Ferrovial SA(b)	3,430	100,310
Iberdrola SA	76,265	606,353
Indra Sistemas SA(b)	6,930	137,928
Industria de Diseno Textil SA	7,735	331,986
Repsol YPF SA	44,380	850,951
Telefonica SA	91,910	1,754,993
Zardoya Otis SA	13,650	281,262

		8,087,326
SWEDEN—1.86%
Alfa Laval AB	19,600	175,815

Assa Abloy AB Class B	10,850	128,982
Electrolux AB Class B(a)	11,445	130,727
Getinge AB Class B	9,536	111,586
Hennes & Mauritz AB Class B	12,775	574,950
Husqvarna AB Class B(a)	26,565	132,256
Investor AB Class B	34,125	497,820
Millicom International Cellular SA SDR	1,610	79,356
Nordea Bank AB	77,740	584,896
Sandvik AB	51,205	340,116
Scania AB Class B	29,785	318,947
Securitas AB Class B(a)	14,246	118,945
Skandinaviska Enskilda Banken AB Class A(a)	9,450	37,310
Skanska AB Class B	15,645	170,445
SSAB AB Class A	5,495	53,043
SSAB AB Class B	3,115	28,425
Svenska Handelsbanken AB Class A	6,545	115,185
Tele2 AB Class B	8,785	83,984
TeliaSonera AB	53,200	251,651

		3,934,439
SWITZERLAND—5.23%
ABB Ltd. Registered(a)	61,180	879,333
Compagnie Financiere Richemont SA Class A Bearer Units	6,377	115,340
Credit Suisse Group AG Registered	20,440	800,407
Kuehne & Nagel International AG Registered	2,975	226,335
Logitech International SA Registered(a)	5,810	78,609
Nestle SA Registered	80,500	2,640,572
Nobel Biocare Holding AG Registered	4,200	86,511
Novartis AG Registered	51,695	1,969,852
Roche Holding AG Genusschein	15,260	1,936,055
Swiss Life Holding AG Registered(a)	630	49,423
Swiss Reinsurance Co. Registered	6,545	157,914
Syngenta AG Registered	2,065	444,203
Synthes Inc.	1,085	110,505
UBS AG Registered(a)	76,195	1,067,044
Zurich Financial Services AG	2,590	487,096

		11,049,199
TAIWAN—1.71%
AU Optronics Corp. SP ADR	37,696	409,002
Chunghwa Telecom Co. Ltd. SP ADR	55,347	1,046,058
Siliconware Precision Industries Co. SP ADR	31,176	232,885
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	145,252	1,535,314
United Microelectronics Corp. SP ADR	130,815	398,986

		3,622,245
THAILAND—0.10%
Bangkok Bank PCL NVDR	48,510	116,958
Kasikornbank PCL NVDR	67,410	100,384

		217,342
TURKEY—0.22%
Tupras-Turkiye Petrol Rafinerileri AS	13,825	138,840
Turk Sise ve Cam Fabrikalari AS(a)	406,875	319,228

		458,068
UNITED KINGDOM—15.58%
AMEC PLC	13,055	120,325
Anglo American PLC	30,380	668,053
AstraZeneca PLC	41,195	1,455,870
Aviva PLC	73,325	342,800
BAE Systems PLC	10,710	56,855
Banco Santander SA	5,000	46,084

Barclays PLC(e)	175,737	733,046
BG Group PLC	106,995	1,732,899
BHP Billiton PLC	47,460	1,001,446
BP PLC	506,940	3,624,461
British American Tobacco PLC	37,590	912,937
British Land Co. PLC	15,204	97,045
BT Group PLC	198,450	276,419
Bunzl PLC	32,165	261,427
Cadbury PLC	27,125	203,984
Capita Group PLC	25,095	254,537
Carnival PLC	4,200	116,692
Carphone Warehouse Group PLC (The)	27,440	60,889
Centrica PLC	97,152	326,789
Compass Group PLC	51,310	246,341
Diageo PLC	66,745	804,079
Experian PLC	30,660	204,444
Friends Provident PLC	65,310	62,130
G4S PLC	41,335	115,702
GlaxoSmithKline PLC	150,185	2,334,488
Hays PLC	88,585	118,467
Home Retail Group PLC	31,955	119,206
HSBC Holdings PLC	398,302	2,835,930
ICAP PLC	26,985	149,649
IMI PLC	42,770	227,047
Imperial Tobacco Group PLC	26,286	604,124
InterContinental Hotels Group PLC	11,515	110,397
International Power PLC	31,500	115,992
Invensys PLC(a)	40,215	118,943
J Sainsbury PLC	41,545	203,460
Johnson Matthey PLC	11,340	202,652
Kingfisher PLC	67,620	186,471
Land Securities Group PLC	14,389	119,934
Legal & General Group PLC	216,475	187,010
Lloyds Banking Group PLC	202,793	336,559
London Stock Exchange Group PLC	14,945	165,870
Man Group PLC	46,795	175,779
Marks & Spencer Group PLC	44,975	225,756
National Grid PLC	62,580	523,467
Next PLC	6,300	152,633
Old Mutual PLC	128,030	129,575
Prudential PLC	62,020	361,402
Reckitt Benckiser PLC	16,030	633,499
Rexam PLC	131,040	614,564
Rio Tinto PLC	21,315	876,156
Royal Bank of Scotland Group PLC(a)	386,718	239,530
Royal Dutch Shell PLC Class A	11,200	261,058
SABMiller PLC	16,940	286,661
Sage Group PLC (The)	41,055	112,849
Scottish & Southern Energy PLC	19,810	325,247
Serco Group PLC	21,595	117,518
Shire PLC	11,305	142,474
Smith & Nephew PLC	32,550	231,758
Standard Chartered PLC	35,866	562,287
Standard Life PLC	50,540	142,516
Tate & Lyle PLC	18,340	75,006
Tesco PLC	200,970	1,004,173
Thomson Reuters PLC	3,710	96,481
3i Group PLC	36,435	173,306
Tullow Oil PLC	29,470	352,188
United Utilities Group PLC	9,660	72,788
Vodafone Group PLC	1,204,840	2,226,309
Wm Morrison Supermarkets PLC	44,625	163,164
Wolseley PLC(a)	9,161	166,427

WPP PLC	27,720	191,617
Xstrata PLC	47,500	427,592

		32,925,233

TOTAL COMMON STOCKS
(Cost: $237,693,541)		206,518,579

Security	Shares	Value

PREFERRED STOCKS—1.66%

BRAZIL—1.40%
Banco Bradesco SA SP ADR	49,175	603,869
Companhia Energetica de Minas Gerais SP ADR	3,325	50,041
Companhia Vale do Rio Doce SP ADR	47,390	650,665
Petroleo Brasileiro SA SP ADR	61,460	1,658,191

		2,962,766
GERMANY—0.12%
Henkel AG & Co. KGaA	5,950	161,866
RWE AG NVS	1,575	98,132

		259,998
ITALY—0.14%
Intesa Sanpaolo SpA RNC	28,581	64,383
Telecom Italia SpA RNC	181,055	163,143
Unipol Gruppo Finanziario SpA	69,195	58,223

		285,749

TOTAL PREFERRED STOCKS
(Cost: $3,769,423)		3,508,513

Security	Shares	Value

RIGHTS—0.00%

BELGIUM—0.00%
Fortis(a)(c)	25,932	4

		4

TOTAL RIGHTS
(Cost: $0)		4

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.51%

MONEY MARKET FUNDS—1.51%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.50%(e)(f)(g)	2,740,254	2,740,254
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.41%(e)(f)(g)	428,263	428,263
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(e)(f)	29,795	29,795

		3,198,312

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,198,312)	3,198,312

TOTAL INVESTMENTS IN SECURITIES—100.87%
(Cost: $244,661,276)	213,225,408
Other Assets, Less Liabilities—(0.87)%	(1,837,568)

NET ASSETS—100.00%	$211,387,840

ADR  -  American Depositary Receipts

GDR  -  Global Depositary Receipts

NVDR  -  Non-Voting Depositary Receipts

NVS  -  Non-Voting Shares

SDR  -  Swedish Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

SP GDR  -  Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

April 30, 2009

Security	Shares	Value

COMMON STOCKS—97.65%

CHINA—25.84%
Agile Property Holdings Ltd.	1,110,000	$837,856
Air China Ltd. Class H(a)	1,110,000	527,061
Alibaba.com Ltd.(a)	222,000	263,530
Aluminum Corp. of China Ltd. Class H	1,332,000	1,022,612
Angang New Steel Co. Ltd. Class H	666,000	804,340
Anhui Conch Cement Co. Ltd. Class H(a)	222,000	1,488,087
Bank of China Ltd. Class H	7,326,000	2,741,289
Bank of Communications Co. Ltd. Class H	1,665,000	1,355,606
Beijing Capital International Airport Co. Ltd. Class H	444,000	283,582
Beijing Enterprises Holdings Ltd.	222,000	981,078
BYD Co. Ltd. Class H(a)	222,000	587,214
Chaoda Modern Agriculture (Holdings) Ltd.	1,145,600	656,305
China Agri-Industries Holdings Ltd.(a)	1,332,000	689,189
China BlueChemical Ltd. Class H	1,367,500	730,496
China CITIC Bank Class H	2,111,000	972,403
China Coal Energy Co. Class H	1,332,000	1,158,388
China Communications Construction Co. Ltd. Class H	1,554,000	1,872,784
China Construction Bank Class H	9,435,000	5,502,629
China COSCO Holdings Co. Ltd. Class H	1,165,500	960,955
China Dongxiang Group Co.	777,000	379,971
China Everbright Ltd.	888,000	1,741,592
China High Speed Transmission Equipment Group Co. Ltd.	233,000	420,895
China Huiyuan Juice Group Ltd.	388,500	267,183
China Life Insurance Co. Ltd. Class H	1,887,000	6,659,155
China Mengniu Dairy Co. Ltd.	444,000	796,320
China Merchants Bank Co. Ltd. Class H	777,000	1,405,591
China Mobile Ltd.	1,498,500	13,012,529
China Oilfield Services Ltd. Class H	1,110,000	918,060
China Overseas Land & Investment Ltd.	1,397,760	2,467,224
China Petroleum & Chemical Corp. Class H	5,772,000	4,528,140
China Railway Construction Corp. Class H(a)	943,500	1,314,787
China Railway Group Ltd. Class H(a)	1,332,000	919,492
China Resources Enterprise Ltd.	444,000	787,154
China Resources Land Ltd.	666,000	1,206,511
China Resources Power Holdings Co. Ltd.	444,000	1,002,561
China Shenhua Energy Co. Ltd. Class H(a)	943,500	2,647,836
China Shipping Container Lines Co. Ltd. Class H	3,774,000	915,482
China Shipping Development Co. Ltd. Class H	666,000	771,686
China Travel International Investment Hong Kong Ltd.	3,108,000	549,403
China Unicom (Hong Kong) Ltd.	444,000	508,155
China Yurun Food Group Ltd.	333,000	396,585

CNOOC Ltd.	4,773,000	5,351,815
Country Garden Holdings Co.(a)	1,332,000	439,981
Datang International Power Generation Co. Ltd. Class H	1,332,000	646,222
Denway Motors Ltd.	3,996,000	1,686,021
Dongfang Electric Corp. Ltd. Class H(a)	222,000	584,350
Dongfeng Motor Group Co. Ltd. Class H	2,664,000	2,007,414
Fosun International Ltd.	1,609,500	571,102
GOME Electrical Appliances Holdings Ltd.(b)	2,130,000	246,251
Guangdong Investment Ltd.	1,110,000	461,178
Guangshen Railway Co. Ltd. Class H	222,000	99,970
Guangzhou R&F Properties Co. Ltd. Class H	488,400	799,070
Harbin Power Equipment Co. Ltd. Class H	666,000	506,150
Hengan International Group Co. Ltd.	222,000	929,517
Huaneng Power International Inc. Class H(a)	362,000	247,557
Industrial and Commercial Bank of China Ltd. Class H	11,988,000	6,898,767
Jiangsu Expressway Co. Ltd. Class H	222,000	158,405
Jiangxi Copper Co. Ltd. Class H	888,000	1,056,413
Lenovo Group Ltd.	2,886,000	793,169
Li Ning Co. Ltd.	444,000	916,627
Maanshan Iron & Steel Co. Ltd. Class H	1,332,000	548,258
Parkson Retail Group Ltd.	499,500	634,836
PetroChina Co. Ltd. Class H	5,994,000	5,305,554
PICC Property and Casualty Co. Ltd. Class H(a)	888,000	507,582
Ping An Insurance (Group) Co. of China Ltd. Class H	333,000	2,083,895
Shanghai Electric Group Corp. Class H	2,220,000	802,049
Shanghai Industrial Holdings Ltd.	111,000	382,405
Shimao Property Holdings Ltd.	499,500	562,652
Sinofert Holdings Ltd.	1,554,000	727,859
Sino-Ocean Land Holdings Ltd.	1,776,000	1,319,943
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,332,000	457,168
Soho China Ltd.	2,164,500	1,050,111
Tingyi (Cayman Islands) Holding Corp.	888,000	1,086,203
Tsingtao Brewery Co. Ltd. Class H	222,000	578,621
Want Want China Holdings Ltd.	666,000	334,283
Yanzhou Coal Mining Co. Ltd. Class H	1,110,000	1,049,825
Zhejiang Expressway Co. Ltd. Class H	444,000	382,119
Zijin Mining Group Co. Ltd. Class H	2,442,000	1,890,544

		111,155,602
HONG KONG—14.18%
ASM Pacific Technology Ltd.	55,500	249,924
Bank of East Asia Ltd.	732,600	1,758,206
Belle International Holdings Ltd.	999,000	769,537
BOC Hong Kong (Holdings) Ltd.	1,110,000	1,584,047
Cathay Pacific Airways Ltd.	333,000	386,702
Cheung Kong (Holdings) Ltd.	222,000	2,311,620
China Insurance International Holdings Co. Ltd.	444,000	744,760
Chinese Estates Holdings Ltd.	666,000	831,839
CLP Holdings Ltd.	444,000	3,001,955
CNPC Hong Kong Ltd.	2,220,000	1,111,411
Esprit Holdings Ltd.	277,500	1,713,306
Foxconn International Holdings Ltd.(a)	333,000	207,530
Genting International PLC(a)	2,553,000	1,054,245
Hang Lung Group Ltd.	444,000	1,641,336

Hang Lung Properties Ltd.	555,000	1,579,034
Hang Seng Bank Ltd.	177,600	1,984,498
Henderson Land Development Co. Ltd.	222,000	1,045,528
Hong Kong Aircraft Engineering Co. Ltd.	88,800	836,423
Hong Kong and China Gas Co. Ltd. (The)	999,000	1,869,060
Hong Kong Exchanges and Clearing Ltd.	388,500	4,531,577
Hongkong Electric Holdings Ltd.	166,500	983,942
Hopewell Holdings Ltd.	444,000	1,151,513
Huabao International Holdings Ltd.	555,000	393,863
Hutchison Whampoa Ltd.	333,000	1,976,478
Hysan Development Co. Ltd.	555,000	1,014,019
Kerry Properties Ltd.	277,500	848,596
Kingboard Chemical Holdings Co. Ltd.	166,500	408,186
Li & Fung Ltd.	888,000	2,520,725
Lifestyle International Holdings Ltd.	666,000	640,207
Link REIT (The)	999,000	1,948,979
Mongolia Energy Corp. Ltd.(a)	555,000	160,410
MTR Corp. Ltd.	222,000	564,299
New World Development Co. Ltd.	999,000	1,322,522
Noble Group Ltd.	888,000	781,479
NWS Holdings Ltd.	555,000	1,115,708
Orient Overseas International Ltd.	222,000	643,071
Pacific Basin Shipping Ltd.	1,110,000	557,138
Shangri-La Asia Ltd.	1,110,000	1,641,336
Shui On Land Ltd.	1,221,000	529,352
Sino Land Co. Ltd.	666,000	859,338
Sun Hung Kai Properties Ltd.	222,000	2,313,052
Swire Pacific Ltd. Class A	111,000	871,512
Television Broadcasts Ltd.	222,000	787,727
Tencent Holdings Ltd.	333,000	2,964,717
Wharf (Holdings) Ltd. (The)	333,000	1,106,398
Wheelock and Co. Ltd.	444,000	962,459
Wing Hang Bank Ltd.	166,500	990,387
Yue Yuen Industrial Holdings Ltd.	777,000	1,732,426

		61,002,377
INDIA—9.51%
HDFC Bank Ltd. SP ADR(a)	130,314	9,645,842
ICICI Bank Ltd. SP ADR	246,864	5,092,804
Infosys Technologies Ltd. SP ADR	240,648	7,414,365
Mahanagar Telephone Nigam Ltd. SP ADR	292,929	864,141
Reliance Industries Ltd. GDR(c)	165,421	12,605,080
Tata Communications Ltd. SP ADR	63,159	1,456,447
Wipro Ltd. SP ADR	406,593	3,813,842

		40,892,521
INDONESIA—3.08%
PT Aneka Tambang Tbk	3,274,500	442,375
PT Astra Agro Lestari Tbk	388,500	579,905
PT Astra International Tbk	888,000	1,510,061
PT Bank Central Asia Tbk	3,330,000	1,053,897
PT Bank Danamon Indonesia Tbk	1,887,000	557,097
PT Bank Mandiri Tbk	2,553,000	669,303
PT Bank Rakyat Indonesia Tbk	1,720,500	942,740
PT Bumi Resources Tbk	6,382,500	892,404
PT Indocement Tunggal Prakarsa Tbk	1,276,500	705,482
PT Indofood Sukses Makmur Tbk	4,329,000	523,488
PT International Nickel Indonesia Tbk(a)	1,276,500	413,039

PT Lippo Karawaci Tbk(a)	5,439,000	416,211
PT Perusahaan Gas Negara Tbk	3,885,000	954,275
PT Semen Gresik (Persero) Tbk	1,554,000	601,927
PT Tambang Batubara Bukit Asam Tbk	1,221,000	1,095,843
PT Unilever Indonesia Tbk	499,500	365,718
PT United Tractors Tbk	1,776,333	1,510,345

		13,234,110
PHILIPPINE ISLANDS—1.25%
Ayala Corp.	82,140	375,390
Ayala Land Inc.	555,000	73,453
Banco de Oro Unibank Inc.	610,500	378,742
Bank of the Philippine Islands	654,900	534,944
Energy Development Corp.	4,551,000	338,802
International Container Terminal Services Inc.	987,900	260,471
Jollibee Foods Corp.	2,675,100	2,544,685
Manila Electric Co.	206,000	389,784
Metropolitan Bank & Trust Co.	788,100	488,921

		5,385,192
SINGAPORE—6.99%
Ascendas Real Estate Investment Trust	846,535	767,910
CapitaLand Ltd.	878,500	1,641,389
CapitaMall Trust Management Ltd.	1,486,800	1,258,124
City Developments Ltd.	222,000	973,843
ComfortDelGro Corp. Ltd.	1,110,000	1,067,019
COSCO Corp. (Singapore) Ltd.	999,000	689,805
DBS Group Holdings Ltd.	181,500	1,167,242
Fraser and Neave Ltd.	777,000	1,378,107
Golden Agri-Resources Ltd.	3,001,160	751,712
Jardine Cycle & Carriage Ltd.	111,000	1,073,030
Keppel Corp. Ltd.	444,000	1,797,400
Neptune Orient Lines Ltd.	444,000	390,739
Olam International Ltd.	777,000	931,011
Oversea-Chinese Banking Corp.	555,000	2,209,180
Parkway Holdings Ltd.	777,000	636,454
SembCorp Industries Ltd.	555,000	1,025,690
SembCorp Marine Ltd.	999,000	1,426,950
Singapore Exchange Ltd.	555,000	2,355,707
Singapore Press Holdings Ltd.	111,000	217,912
Singapore Technologies Engineering Ltd.	1,554,000	2,703,615
Singapore Telecommunications Ltd.	999,000	1,731,275
United Overseas Bank Ltd.	333,000	2,592,405
UOL Group Ltd.(a)	333,000	500,447
Wilmar International Ltd.	333,000	807,027

		30,093,993
SOUTH KOREA—18.12%
KB Financial Group Inc. SP ADR(a)	361,244	11,516,459
Korea Electric Power Corp. SP ADR(a)	690,323	7,372,650
KT Corp. SP ADR	549,894	7,874,482
LG Display Co. Ltd. SP ADR	340,173	4,180,726
POSCO SP ADR	143,301	11,029,878
Samsung Electronics Co. Ltd. GDR(d)	84,729	19,233,483
Shinhan Financial Group Co. Ltd. SP ADR	211,494	10,437,229
SK Telecom Co. Ltd. SP ADR	401,598	6,293,041

		77,937,948

TAIWAN—16.37%
AU Optronics Corp. SP ADR	478,854	5,195,566
Chunghwa Telecom Co. Ltd. SP ADR	930,291	17,582,500
Siliconware Precision Industries Co. SP ADR	984,459	7,353,909
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	2,546,895	26,920,680
United Microelectronics Corp. SP ADR	4,379,023	13,356,020

		70,408,675
THAILAND—2.31%
Bangkok Bank PCL NVDR	144,300	347,908
Bank of Ayudhya PCL NVDR	1,665,000	538,392
Banpu PCL NVDR	166,500	1,341,256
BEC World PCL NVDR	1,431,900	804,187
CP All PCL NVDR	2,664,000	944,547
Glow Energy PCL NVDR	177,600	119,391
IRPC PCL NVDR	4,218,000	339,785
Kasikornbank PCL NVDR	532,800	793,419
Krung Thai Bank PCL NVDR	2,186,700	328,734
Land and Houses PCL NVDR	10,278,600	1,119,553
PTT Aromatics & Refining PCL NVDR	888,000	362,706
PTT Chemical PCL NVDR	33,300	39,671
PTT Exploration & Production PCL NVDR	499,500	1,466,409
Ratchaburi Electricity Generating Holding PCL NVDR	99,900	107,678
Thai Oil PCL NVDR	754,800	690,464
TMB Bank PCL NVDR(a)	38,494,800	611,462

		9,955,562

TOTAL COMMON STOCKS
(Cost: $359,068,948)		420,065,980

Security	Shares	Value

EXCHANGE-TRADED FUNDS—1.98%
iShares MSCI Malaysia Index Fund(e)	1,048,648	8,525,508

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $7,508,041)		8,525,508

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.08%

MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(e)(f)	335,380	335,380

		335,380

TOTAL SHORT-TERM INVESTMENTS
(Cost: $335,380)		335,380

TOTAL INVESTMENTS IN SECURITIES—99.71%
(Cost: $366,912,369)	428,926,868
Other Assets, Less Liabilities—0.29%	1,240,403

NET ASSETS—100.00%	$430,167,271

GDR  -  Global Depositary Receipts

NVDR  -  Non-Voting Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs. See Note 1.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2009

Security	Shares	Value

COMMON STOCKS—98.67%

AUSTRALIA—6.80%
AGL Energy Ltd.	1,930,698	$21,447,475
Alumina Ltd.	4,642,516	5,082,176
Amcor Ltd.	3,598,364	12,663,409
AMP Ltd.	7,103,337	27,085,685
Aristocrat Leisure Ltd.	1,497,342	3,960,350
ASX Ltd.	765,380	18,399,264
Australia and New Zealand Banking Group Ltd.	6,997,298	81,740,546
AXA Asia Pacific Holdings Ltd.	3,333,176	9,550,649
Bendigo and Adelaide Bank Ltd.	1,038,700	5,235,092
BHP Billiton Ltd.	12,132,890	296,569,921
BlueScope Steel Ltd.	3,151,627	5,418,271
Boral Ltd.	2,907,366	8,736,411
Brambles Ltd.	5,151,378	22,405,527
Caltex Australia Ltd.	754,600	5,488,606
Coca-Cola Amatil Ltd.	2,732,730	18,350,714
Cochlear Ltd.	226,384	8,266,319
Commonwealth Bank of Australia	5,167,932	133,308,444
Computershare Ltd.	2,042,810	13,717,792
Crown Ltd.(a)	2,082,902	10,543,823
CSL Ltd.	2,284,282	57,765,778
CSR Ltd.	6,804,336	6,748,846
Dexus Holdings Property Ltd.(b)	5,321,932	2,854,317
Dexus Property Group	18,626,762	9,990,110
Fairfax Media Ltd.(a)	8,834,673	7,691,638
Fortescue Metals Group Ltd.(a)(c)	4,625,169	8,019,544
Foster’s Group Ltd.	7,900,662	30,590,329
Goodman Fielder Ltd.	4,009,082	3,387,293
Goodman Group	11,439,736	3,109,766
GPT Group	14,895,543	5,143,565
Harvey Norman Holdings Ltd.(a)	3,477,628	7,613,940
Incitec Pivot Ltd.	5,913,908	9,167,841
Insurance Australia Group Ltd.	7,772,380	19,814,975
James Hardie Industries NV	2,287,516	7,730,935
Leighton Holdings Ltd.(a)	503,573	7,795,375
Lend Lease Corp. Ltd.	1,935,010	10,264,327
Lion Nathan Ltd.	903,364	7,785,219
Macquarie Airports	3,264,707	4,341,430
Macquarie Group Ltd.(a)	1,071,540	26,357,480
Macquarie Infrastructure Group(a)	9,699,467	9,620,368
Mirvac Group	6,707,341	5,149,638
National Australia Bank Ltd.	6,732,110	102,037,656
Newcrest Mining Ltd.	1,797,026	39,529,034
OneSteel Ltd.	4,055,646	6,644,693
Orica Ltd.	1,362,363	16,815,592
Origin Energy Ltd.	3,363,360	40,253,577

OZ Minerals Ltd.(a)	12,362,297	6,811,935
Qantas Airways Ltd.	3,550,291	5,164,630
QBE Insurance Group Ltd.	3,500,266	56,036,154
Rio Tinto Ltd.	1,032,525	48,876,348
Santos Ltd.	2,290,750	27,635,090
Sims Metal Management Ltd.	573,496	8,426,950
Sonic Healthcare Ltd.	1,249,402	10,703,130
Stockland Corp. Ltd.	6,996,220	16,139,986
Suncorp-Metway Ltd.	4,503,359	19,520,845
Tabcorp Holdings Ltd.	2,658,139	14,549,364
Tatts Group Ltd.	5,258,484	10,701,641
Telstra Corp. Ltd.	15,707,538	38,429,293
Toll Holdings Ltd.	2,578,379	11,176,577
Transurban Group	4,259,785	13,958,302
Wesfarmers Ltd.	3,430,975	57,069,493
Wesfarmers Ltd. Partially Protected	417,186	6,930,113
Westfield Group	7,296,982	57,524,524
Westpac Banking Corp.(a)	9,721,404	137,132,458
Woodside Petroleum Ltd.	1,805,650	50,915,332
Woolworths Ltd.	4,345,911	85,315,379
WorleyParsons Ltd.(a)	680,218	9,130,545

		1,856,341,829
AUSTRIA—0.36%
Erste Group Bank AG(a)	755,678	16,021,583
Oesterreichische Elektrizitaetswirtschafts AG Class A(a)	415,030	17,213,631
OMV AG	561,638	17,660,495
Raiffeisen International Bank Holding AG(a)	213,444	7,492,290
Telekom Austria AG	1,376,606	18,259,647
Vienna Insurance Group(c)	249,711	9,837,420
voestalpine AG	381,612	7,408,125
Wienerberger AG(a)	292,138	3,484,009

		97,377,200
BELGIUM—0.94%
Anheuser-Busch InBev NV	2,558,094	79,031,563
Belgacom SA	515,163	15,076,159
Colruyt SA	76,538	17,470,189
Delhaize Group	358,974	24,354,634
Dexia SA(a)	1,748,516	8,632,987
Fortis	7,849,527	19,554,647
Groupe Bruxelles Lambert SA	367,362	26,754,054
KBC Groep NV	579,924	12,998,455
Mobistar SA	151,831	9,138,107
Solvay SA	239,197	20,675,297
UCB SA(c)	402,906	11,059,547
Umicore	555,638	11,029,413

		255,775,052
DENMARK—0.91%
A.P. Moller - Maersk A/S Class A(c)	1,084	6,286,629
A.P. Moller - Maersk A/S Class B(c)	4,328	25,485,092
Carlsberg A/S Class B(a)	294,294	14,345,079
Coloplast A/S Class B	182,182	12,542,595
Danisco A/S	275,968	9,131,511
Danske Bank A/S(c)	1,493,030	16,666,838
DSV A/S(a)	729,397	8,336,967
FLSmidth & Co. A/S(c)	192,962	6,264,777
Novo Nordisk A/S Class B	1,643,950	78,816,716
Novozymes A/S Class B	189,728	12,943,978

Topdanmark A/S(c)	106,722	12,720,369
Vestas Wind Systems A/S(c)	679,140	44,883,745

		248,424,296
FINLAND—1.38%
Elisa OYJ	650,034	8,682,509
Fortum OYJ	1,715,473	34,961,405
Kesko OYJ Class B	228,536	6,002,151
Kone OYJ Class B	643,915	17,824,429
Metso OYJ	396,704	6,160,881
Neste Oil OYJ(a)	530,571	6,939,199
Nokia OYJ	13,303,598	192,680,573
Nokian Renkaat OYJ	456,224	7,302,872
Orion OYJ Class B	228,536	3,331,164
Outokumpu OYJ	469,687	7,088,934
Pohjola Bank PLC	470,560	3,522,996
Pohjola Bank PLC New(a)	146,064	1,103,232
Rautaruukki OYJ	329,425	6,207,330
Sampo OYJ Class A	1,733,424	32,685,743
Stora Enso OYJ Class R(c)	2,305,842	13,321,855
UPM-Kymmene OYJ	2,042,810	18,488,315
Wartsila OYJ Class B	302,918	10,131,251

		376,434,839
FRANCE—10.62%
Accor SA(a)	797,720	34,058,434
Aeroports de Paris	97,024	5,644,069
Air France-KLM	554,838	6,228,749
Alcatel-Lucent(c)	8,421,336	21,715,633
ALSTOM(a)	773,009	48,998,071
ArcelorMittal	3,160,696	75,388,289
Atos Origin SA	282,573	8,793,664
AXA(a)(c)	5,574,338	94,141,647
BNP Paribas	2,912,756	155,352,642
Bouygues SA	828,990	35,723,046
Bureau Veritas SA	98,098	4,029,679
Cap Gemini SA(c)	541,167	20,369,236
Carrefour SA(a)(c)	2,249,064	92,059,450
Casino Guichard-Perrachon SA	149,842	9,445,292
CNP Assurances SA	121,814	9,667,188
Compagnie de Saint-Gobain(a)	1,324,860	48,146,562
Compagnie Generale de Geophysique-Veritas(c)	433,376	6,368,616
Compagnie Generale des Etablissements Michelin Class B	554,092	28,631,194
Credit Agricole SA	3,216,752	47,740,202
Danone SA	1,631,014	78,097,009
Dassault Systemes SA(a)	312,620	12,922,615
Eiffage SA	140,140	7,305,419
Electricite de France	714,714	33,440,954
Eramet(a)	17,248	3,766,900
Essilor International SA(a)	799,998	34,706,932
Eurazeo	121,814	5,032,135
European Aeronautic Defence and Space Co.(a)	1,203,048	17,535,748
France Telecom SA	6,584,424	147,191,092
GDF Suez(a)	4,001,536	144,756,485
Hermes International(a)	225,302	30,090,621
Icade	71,544	5,554,031
Iliad SA	53,900	5,699,547
Klepierre	266,781	5,984,950
Lafarge SA(a)	435,512	24,942,130
Lafarge SA New(a)(c)	200,256	10,747,049

Lagardere SCA	522,982	16,566,247
L’Air Liquide SA(a)	901,208	73,866,667
L’Oreal SA	884,491	63,547,956
LVMH Moet Hennessy Louis Vuitton SA(a)	872,531	66,353,792
Natixis	3,295,189	7,593,265
Neopost SA	180,026	15,332,959
PagesJaunes Groupe SA(a)	529,146	5,798,687
Pernod Ricard SA(a)	763,055	45,485,421
PPR SA(a)	291,141	22,549,480
PSA Peugeot Citroen SA	618,772	14,471,849
Publicis Groupe SA(a)	613,661	18,918,218
Renault SA	669,438	21,795,366
Safran SA	724,663	8,722,920
Sanofi-Aventis	3,812,285	221,111,108
Schneider Electric SA(c)	857,434	65,796,519
SCOR SE	699,622	14,805,294
SES SA	1,139,446	20,700,453
Societe BIC	194,040	10,458,454
Societe Generale(a)	1,688,148	87,610,731
Sodexo	422,576	20,432,775
STMicroelectronics NV	2,812,502	18,671,500
Suez Environnement SA(c)	1,019,788	15,688,838
Technip SA	361,563	15,741,065
Thales SA	388,091	16,224,884
Total SA	7,652,722	388,842,148
Unibail-Rodamco SE	291,060	43,748,091
Valeo SA	379,865	7,910,288
Vallourec SA(a)	190,404	21,039,659
Veolia Environnement(a)	1,327,018	36,865,518
Vinci SA(a)	1,500,069	67,980,757
Vivendi(a)	4,279,660	116,084,909
Zodiac Aerospace	172,638	5,083,106

		2,896,074,204
GERMANY—7.94%
Adidas AG	851,620	32,297,145
Allianz SE Registered	1,655,508	152,989,590
BASF SE(c)	3,318,084	125,616,379
Bayer AG(c)	2,807,112	139,898,072
Bayerische Motoren Werke AG	1,224,608	42,596,612
Beiersdorf AG	333,339	13,763,606
Celesio AG	387,002	8,610,187
Commerzbank AG(a)	2,450,294	16,753,925
Daimler AG Registered	3,139,136	112,914,218
Deutsche Bank AG Registered	1,952,258	105,158,992
Deutsche Boerse AG	728,728	54,075,698
Deutsche Lufthansa AG Registered(a)	997,965	12,781,029
Deutsche Post AG Registered	3,014,088	34,947,220
Deutsche Postbank AG(a)	305,456	6,557,108
Deutsche Telekom AG Registered	10,256,092	124,215,776
E.ON AG	6,952,022	236,198,868
Fresenius Medical Care AG & Co. KGaA	796,700	31,407,288
GEA Group AG	496,962	6,558,902
Hannover Rueckversicherung AG	150,920	4,913,609
HeidelbergCement AG(a)	79,132	3,344,964
Hochtief AG	166,012	8,159,151
K+S AG	551,936	33,313,921
Linde AG	489,412	39,125,202
MAN SE	412,874	25,708,198
Merck KGaA	266,266	23,974,736

METRO AG	475,398	20,284,386
Muenchener Rueckversicherungs-Gesellschaft AG Registered(a)	766,458	106,265,733
Puma AG(c)	38,350	8,245,153
Q-Cells SE(a)(c)	220,990	4,752,693
QIAGEN NV(c)	619,850	10,275,254
RWE AG(a)	1,659,042	120,010,468
Salzgitter AG	157,388	11,249,448
SAP AG	3,154,228	121,314,850
Siemens AG Registered(a)	3,147,760	212,851,068
SolarWorld AG(a)	294,840	8,458,492
ThyssenKrupp AG	1,351,812	29,090,486
TUI AG(a)	1,077,519	11,900,883
Volkswagen AG	320,166	101,493,798
Wacker Chemie AG	49,864	5,178,942

		2,167,252,050
GREECE—0.37%
Hellenic Telecommunications Organization SA SP ADR	5,229,404	38,854,472
National Bank of Greece SA SP ADR	15,146,426	61,343,025

		100,197,497
HONG KONG—2.40%
Bank of East Asia Ltd.	6,639,840	15,935,308
BOC Hong Kong (Holdings) Ltd.(a)	12,936,000	18,460,567
Cheung Kong (Holdings) Ltd.	6,492,000	67,599,259
Chinese Estates Holdings Ltd.	2,156,000	2,692,861
CLP Holdings Ltd.	6,468,000	43,731,179
Esprit Holdings Ltd.	3,680,600	22,724,297
Foxconn International Holdings Ltd.(a)(c)	7,576,000	4,721,467
Genting International PLC(a)(c)	10,825,000	4,470,112
Hang Lung Group Ltd.	2,156,000	7,970,091
Hang Lung Properties Ltd.	9,702,000	27,603,220
Hang Seng Bank Ltd.	2,695,000	30,113,869
Henderson Land Development Co. Ltd.	5,410,000	25,478,862
Hong Kong and China Gas Co. Ltd. (The)	16,170,432	30,253,771
Hong Kong Exchanges and Clearing Ltd.(a)	3,773,000	44,009,368
Hongkong Electric Holdings Ltd.	5,410,000	31,970,736
Hutchison Telecommunications Hong Kong Holdings Ltd.(b)	5,390,000	507,693
Hutchison Telecommunications International Ltd.	5,390,000	994,523
Hutchison Whampoa Ltd.	7,574,000	44,954,485
Kerry Properties Ltd.	2,158,000	6,599,175
Kingboard Chemical Holdings Co. Ltd.	2,158,000	5,290,478
Li & Fung Ltd.(a)	8,858,200	25,145,371
Link REIT (The)	9,163,000	17,876,371
Mongolia Energy Corp. Ltd.(c)	10,805,000	3,122,933
MTR Corp. Ltd.	7,029,000	17,866,919
New World Development Co. Ltd.	9,702,599	12,844,741
Noble Group Ltd.	5,420,000	4,769,835
NWS Holdings Ltd.	3,252,000	6,537,443
Orient Overseas International Ltd.	1,082,000	3,134,249
Pacific Basin Shipping Ltd.	7,550,000	3,789,540
Shangri-La Asia Ltd.	4,336,000	6,411,561
Sino Land Co. Ltd.	4,312,000	5,563,763
Sun Hung Kai Properties Ltd.	5,390,000	56,159,236
Swire Pacific Ltd. Class A	4,328,000	33,981,123
Wharf (Holdings) Ltd. (The)	6,468,375	21,491,282

		654,775,688

IRELAND—0.33%
Anglo Irish Bank Corp. Ltd.(b)	3,570,811	473
CRH PLC	2,463,856	64,872,680
Elan Corp. PLC(c)	1,742,048	10,549,332
Kerry Group PLC Class A	719,026	14,815,750
Ryanair Holdings PLC(c)	177,504	776,195

		91,014,430
ITALY—3.51%
A2A SpA	4,796,022	7,956,721
Alleanza Assicurazioni SpA	2,160,668	14,616,132
Assicurazioni Generali SpA	3,861,016	79,199,276
Atlantia SpA	1,028,229	18,298,459
Autogrill SpA(a)	1,069,051	8,202,111
Banca Carige SpA	2,020,172	7,468,634
Banca Monte dei Paschi di Siena SpA	9,735,923	15,765,109
Banca Popolare di Milano Scrl	1,997,534	11,758,997
Banco Popolare SpA	2,525,754	16,834,789
Bulgari SpA(a)	819,582	4,232,794
Enel SpA(a)	16,293,348	89,221,978
Eni SpA	9,504,726	207,183,019
Fiat SpA(a)(c)	2,723,042	27,116,397
Finmeccanica SpA	1,615,968	22,976,355
Intesa Sanpaolo SpA	28,095,190	90,745,532
Italcementi SpA(a)	476,436	5,811,350
Luxottica Group SpA	590,040	10,977,343
Mediaset SpA(a)	3,564,057	20,201,486
Mediobanca SpA	1,964,907	22,860,471
Mediolanum SpA(a)	1,539,948	7,111,439
Parmalat SpA	6,478,603	12,997,382
Pirelli & C. SpA(a)	12,944,843	5,103,080
Prysmian SpA	296,450	3,649,353
Saipem SpA	863,502	18,730,988
Snam Rete Gas SpA	4,679,574	18,602,710
Telecom Italia SpA	33,555,606	42,819,346
Tenaris SA	1,666,588	21,322,061
Terna SpA	4,392,103	14,186,191
UniCredito SpA	39,899,640	98,815,923
Unione di Banche Italiane ScpA	2,454,606	34,152,283

		958,917,709
JAPAN—23.58%
Acom Co. Ltd.(a)	179,200	4,307,649
Advantest Corp.	540,200	8,477,601
AEON Co. Ltd.	2,371,600	18,512,871
AEON Credit Service Co. Ltd.	646,890	7,364,098
Aioi Insurance Co. Ltd.	1,078,000	4,733,405
Aisin Seiki Co. Ltd.	754,600	15,416,435
Ajinomoto Co. Inc.	2,164,000	15,902,546
All Nippon Airways Co. Ltd.(a)	2,160,000	7,903,644
Alps Electric Co. Ltd.	1,078,000	5,752,401
Amada Co. Ltd.	2,164,000	13,307,110
Aozora Bank Ltd.(c)	2,156,000	2,717,325
Asahi Breweries Ltd.	1,617,000	20,347,065
Asahi Glass Co. Ltd.	3,649,000	21,734,147
Asahi Kasei Corp.	4,328,000	17,420,217
Astellas Pharma Inc.	1,724,890	56,277,856
Bank of Kyoto Ltd. (The)	2,164,000	17,332,236
Bank of Yokohama Ltd. (The)	5,427,000	22,946,912

Benesse Corp.	324,600	12,405,305
Bridgestone Corp.	2,264,200	33,599,959
Brother Industries Ltd.	431,200	3,493,077
Canon Inc.	3,773,000	113,130,559
Casio Computer Co. Ltd.	755,000	5,709,407
Central Japan Railway Co.	5,410	32,058,037
Chiba Bank Ltd. (The)	3,234,000	15,975,240
Chubu Electric Power Co. Inc.	2,479,800	54,694,984
Chugai Pharmaceutical Co. Ltd.	970,200	17,996,798
Chugoku Electric Power Co. Inc. (The)	215,600	4,360,868
Chuo Mitsui Trust Holdings Inc.	3,254,000	10,616,801
Citizen Watch Co. Ltd.	1,731,200	7,865,492
Coca-Cola West Co. Ltd.	382,200	6,304,931
Credit Saison Co. Ltd.	754,600	8,406,176
Dai Nippon Printing Co. Ltd.	2,164,000	22,897,027
Daicel Chemical Industries Ltd.	1,082,000	4,531,016
Daido Steel Co. Ltd.	1,445,000	4,817,401
Daiichi Sankyo Co. Ltd.	2,596,895	43,684,111
Daikin Industries Ltd.	970,200	26,083,031
Daito Trust Construction Co. Ltd.	432,800	17,992,092
Daiwa House Industry Co. Ltd.	2,156,000	18,824,048
Daiwa Securities Group Inc.	5,410,000	28,098,897
Dena Co. Ltd.(a)	1,088	3,881,567
Denso Corp.	1,724,800	40,496,905
Dentsu Inc.(a)	759,100	13,988,396
DIC Corp.	3,246,000	5,311,846
Dowa Holdings Co. Ltd.	1,082,000	4,300,066
East Japan Railway Co.	1,189,100	67,199,228
Eisai Co. Ltd.	973,800	26,278,793
Electric Power Development Co. Ltd.	541,000	15,754,078
Elpida Memory Inc.(a)(c)	432,200	4,603,807
FamilyMart Co. Ltd.	324,600	8,941,058
Fanuc Ltd.	673,600	48,405,265
Fast Retailing Co. Ltd.	107,800	11,285,663
Fuji Electric Holdings Co. Ltd.	1,082,000	1,858,596
Fuji Heavy Industries Ltd.	1,078,000	4,317,040
Fuji Media Holdings Inc.	1,922	2,144,998
FUJIFILM Holdings Corp.	1,832,600	46,567,058
Fujitsu Ltd.	7,574,000	32,332,978
Fukuoka Financial Group Inc.	4,317,000	13,251,349
Furukawa Electric Co. Ltd. (The)	2,164,000	6,466,595
Gunma Bank Ltd.	2,164,000	10,733,668
Hankyu Hanshin Holdings Inc.	4,324,000	20,260,853
Haseko Corp.(c)	4,851,000	3,056,990
Hikari Tsushin Inc.	108,700	2,199,743
Hino Motors Ltd.	1,082,000	3,101,326
Hirose Electric Co. Ltd.	108,700	11,302,546
Hiroshima Bank Ltd. (The)	3,234,000	12,227,962
Hitachi Construction Machinery Co. Ltd.(a)	323,800	4,370,650
Hitachi Ltd.	11,858,000	41,099,537
Hokkaido Electric Power Co. Inc.	107,800	1,989,783
Hokuhoku Financial Group Inc.	6,468,000	11,373,319
Hokuriku Electric Power Co.	323,400	7,313,767
Honda Motor Co. Ltd.	5,929,000	171,448,950
Hoya Pentax HD Corp.	1,572,200	27,118,193
IBIDEN Co. Ltd.	541,000	15,726,584
Idemitsu Kosan Co. Ltd.	108,400	8,010,042
IHI Corp.(c)	2,960,000	4,482,797
INPEX Corp.	3,234	20,478,548
Isetan Mitsukoshi Holdings Ltd.(a)	1,293,600	10,873,682

Isuzu Motors Ltd.	4,322,000	7,160,502
ITO EN Ltd.(a)	216,400	2,643,826
ITOCHU Corp.	5,410,000	28,923,718
Itochu Techno-Solutions Corp.	216,400	4,893,937
J. Front Retailing Co. Ltd.	1,616,600	6,621,841
Japan Airlines Corp.(a)(c)	2,164,000	4,223,083
Japan Real Estate Investment Corp.	1,084	7,679,504
Japan Steel Works Ltd. (The)	1,080,000	11,635,920
Japan Tobacco Inc.	16,174	40,605,560
JFE Holdings Inc.	1,940,475	52,759,777
JGC Corp.	1,082,000	14,131,931
Joyo Bank Ltd. (The)	3,246,000	14,978,747
JS Group Corp.	1,082,480	13,202,988
JSR Corp.	678,100	8,201,850
Kajima Corp.	4,330,000	12,499,060
Kamigumi Co. Ltd.	1,082,000	6,939,493
Kansai Electric Power Co. Inc. (The)	2,921,000	59,675,865
Kao Corp.	1,080,000	20,318,951
Kawasaki Heavy Industries Ltd.(a)	5,410,000	11,547,492
Kawasaki Kisen Kaisha Ltd.	3,246,000	12,174,356
KDDI Corp.	10,816	48,591,472
Keihin Electric Express Railway Co. Ltd.	2,164,000	16,672,379
Keio Corp.	2,164,000	12,317,325
Keyence Corp.	118,849	20,982,946
Kikkoman Corp.	1,082,000	9,644,905
Kinden Corp.	1,082,000	9,018,041
Kintetsu Corp.	6,492,000	28,307,851
Kirin Holdings Co. Ltd.	3,246,000	35,731,239
Kobe Steel Ltd.	10,820,000	17,816,130
Komatsu Ltd.	3,246,000	40,218,265
Konami Corp.	432,800	6,391,812
Konica Minolta Holdings Inc.	2,164,000	17,640,169
Kubota Corp.	4,328,000	25,866,382
Kuraray Co. Ltd.	1,623,000	13,922,976
Kurita Water Industries Ltd.(a)	433,000	10,474,564
Kyocera Corp.	649,200	50,281,080
Kyowa Hakko Kirin Co. Ltd.	1,078,000	9,499,680
Kyushu Electric Power Co. Inc.	1,622,600	33,561,935
Lawson Inc.	324,600	12,603,263
Makita Corp.	433,600	9,938,182
Marubeni Corp.	7,546,000	27,304,731
Marui Group Co. Ltd.	1,401,400	7,748,759
Matsui Securities Co. Ltd.(a)	431,200	3,059,182
Mazda Motor Corp.	3,252,000	8,032,078
Meiji Holdings Co. Ltd.(c)	253,052	7,741,897
Minebea Co. Ltd.	2,164,000	8,336,189
Mitsubishi Chemical Holdings Corp.	4,312,000	16,347,777
Mitsubishi Corp.	4,900,700	75,215,297
Mitsubishi Electric Corp.	6,877,000	36,417,310
Mitsubishi Estate Co. Ltd.	4,317,000	56,296,295
Mitsubishi Gas Chemical Co. Inc.	2,156,000	10,014,657
Mitsubishi Heavy Industries Ltd.	11,862,000	38,702,058
Mitsubishi Materials Corp.	4,312,000	12,447,101
Mitsubishi Motors Corp.(a)(c)	12,972,000	19,777,405
Mitsubishi UFJ Financial Group Inc.	39,562,680	215,134,765
Mitsubishi UFJ Lease & Finance Co. Ltd.	238,480	5,502,359
Mitsui & Co. Ltd.	6,468,000	68,239,915
Mitsui Chemicals Inc.	2,164,000	6,466,595
Mitsui Engineering & Shipbuilding Co. Ltd.	3,246,000	6,598,566
Mitsui Fudosan Co. Ltd.	3,234,000	40,628,388

Mitsui Mining & Smelting Co. Ltd.(a)(c)	3,246,000	6,400,610
Mitsui O.S.K. Lines Ltd.	4,345,000	24,775,575
Mitsui Sumitomo Insurance Group Holdings Inc.	1,401,448	38,104,115
Mitsumi Electric Co. Ltd.	323,400	5,334,941
Mizuho Financial Group Inc.(a)	34,710,500	72,677,370
Mizuho Trust & Banking Co. Ltd.(c)	5,420,000	5,619,149
Murata Manufacturing Co. Ltd.	865,600	34,928,414
Namco Bandai Holdings Inc.	862,400	8,581,487
NEC Corp.(c)	6,509,000	21,567,658
NGK Insulators Ltd.	1,082,000	16,441,429
NGK Spark Plug Co. Ltd.	1,082,000	10,425,736
Nidec Corp.	432,800	23,798,831
Nikon Corp.	1,082,000	14,285,897
Nintendo Co. Ltd.	362,700	96,992,804
Nippon Building Fund Inc.	2,168	17,606,668
Nippon Electric Glass Co. Ltd.	1,213,500	9,744,016
Nippon Express Co. Ltd.	3,246,000	11,580,485
Nippon Meat Packers Inc.	1,082,000	11,140,581
Nippon Mining Holdings Inc.	3,449,000	15,705,159
Nippon Oil Corp.	5,410,000	28,208,873
Nippon Paper Group Inc.	324,300	9,229,456
Nippon Sheet Glass Co. Ltd.	3,246,000	9,139,015
Nippon Steel Corp.	18,415,000	61,767,038
Nippon Telegraph and Telephone Corp.	1,837,700	68,737,470
Nippon Yusen Kabushiki Kaisha	4,312,000	17,618,783
Nipponkoa Insurance Co. Ltd.	2,168,000	11,767,160
Nishi-Nippon City Bank Ltd. (The)	4,313,000	8,636,083
Nissan Motor Co. Ltd.	8,300,600	43,027,962
Nisshin Seifun Group Inc.	1,139,200	11,741,107
Nisshin Steel Co. Ltd.	4,328,000	8,358,184
Nissin Foods Holdings Co. Ltd.	324,600	8,809,086
Nitori Co. Ltd.	107,800	6,081,110
Nitto Denko Corp.	649,200	15,077,725
NOK Corp.	541,000	6,268,638
Nomura Holdings Inc.	8,947,400	53,565,265
NSK Ltd.	2,164,000	9,611,912
NTN Corp.	2,164,000	7,170,443
NTT Data Corp.	4,328	11,358,333
NTT DoCoMo Inc.	56,060	78,062,916
Obayashi Corp.	1,082,000	5,322,844
Oji Paper Co. Ltd.	3,246,000	13,955,969
Olympus Corp.	1,082,000	17,607,176
Omron Corp.	894,500	13,319,536
Oracle Corp. Japan	107,800	3,802,063
Oriental Land Co. Ltd.(a)	216,400	13,659,033
ORIX Corp.(c)	344,960	16,163,700
Osaka Gas Co. Ltd.	7,574,000	24,095,766
Panasonic Corp.	6,496,868	94,430,261
Promise Co. Ltd.(a)	323,400	4,266,638
Rakuten Inc.(a)	23,716	12,004,440
Resona Holdings Inc.(a)	1,838,100	24,586,468
Ricoh Co. Ltd.	2,164,000	26,460,253
Rohm Co. Ltd.	432,800	26,526,239
Sankyo Co. Ltd.	324,600	16,430,431
SANYO Electric Co. Ltd.(c)	6,479,000	10,668,273
Sapporo Hokuyo Holdings Inc.(c)	2,170,000	6,263,963
Sapporo Holdings Ltd.	2,164,000	8,996,046
SBI Holdings Inc.(a)	63,602	7,570,051
Secom Co. Ltd.	754,600	27,918,321
Sega Sammy Holdings Inc.	754,638	6,811,186

Seiko Epson Corp.	539,000	7,571,256
Sekisui Chemical Co. Ltd.	2,164,000	11,393,525
Sekisui House Ltd.	2,164,000	18,629,954
Seven & I Holdings Co. Ltd.	3,018,480	68,263,638
77 Bank Ltd. (The)	2,164,000	11,063,597
Sharp Corp.	4,328,000	45,134,197
Shikoku Electric Power Co. Inc.	107,800	2,963,856
Shimamura Co. Ltd.	107,800	7,472,643
Shimano Inc.(a)	324,600	9,534,929
Shimizu Corp.	2,156,000	10,343,365
Shin-Etsu Chemical Co. Ltd.	1,514,800	73,288,082
Shinsei Bank Ltd.(a)(c)	5,390,000	7,067,236
Shionogi & Co. Ltd.	1,082,000	18,640,951
Shiseido Co. Ltd.	1,082,000	19,036,866
Shizuoka Bank Ltd. (The)	3,244,000	29,147,695
Showa Denko K.K.	4,328,000	6,510,585
Showa Shell Sekiyu K.K.	1,078,000	9,455,852
SMC Corp.	216,400	21,115,414
SoftBank Corp.	2,705,400	42,622,046
Sojitz Corp.	4,851,000	7,494,557
Sompo Japan Insurance Inc.	3,246,000	19,399,786
Sony Corp.	3,679,200	94,611,739
Sony Financial Holdings Inc.	3,237	10,166,519
Stanley Electric Co. Ltd.	678,100	9,580,312
Sumco Corp.	541,400	7,902,123
Sumitomo Chemical Co. Ltd.	6,492,000	25,404,483
Sumitomo Corp.	4,096,400	35,515,874
Sumitomo Electric Industries Ltd.	2,695,000	26,132,337
Sumitomo Heavy Industries Ltd.	2,164,000	8,974,051
Sumitomo Metal Industries Ltd.	14,068,000	32,887,534
Sumitomo Metal Mining Co. Ltd.	2,164,000	24,194,745
Sumitomo Mitsui Financial Group Inc.	2,376,000	82,110,078
Sumitomo Realty & Development Co. Ltd.	1,475,000	17,615,744
Sumitomo Rubber Industries Inc.	539,000	3,708,929
Sumitomo Trust and Banking Co. Ltd. (The)	5,400,000	22,448,544
Suruga Bank Ltd.	1,082,000	9,205,001
Suzuken Co. Ltd.	324,640	8,018,247
Suzuki Motor Corp.	1,293,600	24,219,253
T&D Holdings Inc.	704,550	20,910,565
Taiheiyo Cement Corp.	2,156,000	3,791,106
Taisei Corp.	2,156,000	4,689,577
Taisho Pharmaceutical Co. Ltd.	1,082,000	19,817,696
Taiyo Nippon Sanso Corp.	1,082,000	7,533,364
Takashimaya Co. Ltd.	2,256,000	14,056,289
Takeda Pharmaceutical Co. Ltd.	2,910,600	103,543,223
Takefuji Corp.	495,880	2,656,185
TDK Corp.	448,800	20,299,436
Teijin Ltd.	3,246,000	8,314,194
Terumo Corp.	649,200	24,546,669
THK Co. Ltd.	215,600	2,973,718
Tobu Railway Co. Ltd.	3,246,000	16,991,310
Toho Co. Ltd.	865,600	11,472,708
Tohoku Electric Power Co. Inc.	1,839,000	38,411,801
Tokio Marine Holdings Inc.	2,479,400	65,396,585
Tokuyama Corp.	1,082,000	6,422,605
Tokyo Broadcasting System Holdings Inc.	180,300	2,527,150
Tokyo Electric Power Co. Inc. (The)	4,420,200	103,782,711
Tokyo Electron Ltd.	648,600	29,534,258
Tokyo Gas Co. Ltd.	8,624,000	32,783,209
Tokyo Steel Manufacturing Co. Ltd.	541,000	5,520,801

Tokyo Tatemono Co. Ltd.	2,164,000	7,324,409
Tokyu Corp.	4,328,000	18,475,987
Tokyu Land Corp.	2,164,000	7,214,433
TonenGeneral Sekiyu K.K.	2,164,000	20,609,524
Toppan Printing Co. Ltd.	2,164,000	16,320,455
Toray Industries Inc.	5,410,000	23,864,817
Toshiba Corp.(a)	11,056,000	37,757,951
Tosoh Corp.	2,164,000	4,970,920
TOTO Ltd.(a)	2,164,000	10,755,664
Toyo Seikan Kaisha Ltd.	757,400	12,525,180
Toyoda Gosei Co. Ltd.	324,600	6,337,923
Toyota Industries Corp.	862,400	22,921,949
Toyota Motor Corp.	9,917,600	388,095,340
Toyota Tsusho Corp.	757,400	8,883,870
Trend Micro Inc.(a)	541,000	16,413,935
Tsumura & Co.	215,600	5,916,756
Ube Industries Ltd.	4,328,000	8,138,233
Uni-Charm Corp.	216,400	15,110,718
USS Co. Ltd.	151,480	6,851,512
West Japan Railway Co.	7,574	23,248,951
Yahoo! Japan Corp.	54,978	13,752,184
Yakult Honsha Co. Ltd.	323,400	5,548,602
Yamada Denki Co. Ltd.	324,600	14,978,747
Yamaguchi Financial Group Inc.	1,088,000	10,494,608
Yamaha Corp.	677,900	7,730,892
Yamaha Motor Co. Ltd.	867,300	9,141,537
Yamato Holdings Co. Ltd.	2,164,000	24,106,765
Yaskawa Electric Corp.	1,082,000	5,014,911
Yokogawa Electric Corp.	975,500	4,997,225

		6,431,994,164
NETHERLANDS—2.31%
Aegon NV	5,013,818	25,910,860
Akzo Nobel NV	926,002	39,142,743
ASML Holding NV	1,609,544	33,186,473
Corio NV	72,226	3,232,971
Fugro NV CVA	173,565	6,282,204
Heineken NV	859,962	25,730,715
ING Groep NV	6,976,655	65,508,409
Koninklijke Ahold NV	4,430,580	48,916,852
Koninklijke Boskalis Westminster NV	201,724	4,750,000
Koninklijke DSM NV	603,680	18,890,497
Koninklijke KPN NV	6,448,596	77,836,720
Koninklijke (Royal) Philips Electronics NV	3,841,992	70,052,485
Randstad Holding NV	320,908	7,416,102
Reed Elsevier NV	2,264,878	25,083,945
SBM Offshore NV	551,938	8,995,889
SNS REAAL NV	545,280	3,121,418
TNT NV	1,434,226	26,720,930
Unilever NV	6,035,722	120,168,977
Wolters Kluwer NV	1,153,746	19,140,937

		630,089,127
NORWAY—0.74%
Aker Solutions ASA	591,067	3,626,509
DnB NOR ASA	2,957,292	18,774,102
Frontline Ltd.(a)	233,903	4,694,812
Norsk Hydro ASA	2,134,667	9,575,482
Orkla ASA(a)	3,262,244	23,686,358
Renewable Energy Corp. ASA(a)(c)	657,743	6,050,902

Seadrill Ltd.	974,366	10,608,247
StatoilHydro ASA	4,570,936	86,741,755
Telenor ASA	3,058,286	19,159,483
Yara International ASA	733,040	19,952,126

		202,869,776
PORTUGAL—0.38%
Banco Comercial Portugues SA Registered(a)	9,029,328	8,494,981
Banco Espirito Santo SA Registered	3,592,470	17,708,621
BRISA - Auto-estradas de Portugal SA	1,891,890	12,978,446
Energias de Portugal SA	8,013,373	29,349,591
Galp Energia SGPS SA Class B	689,920	9,233,551
Portugal Telecom SGPS SA Registered	2,481,556	19,105,080
Zon Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	1,044,508	5,743,922

		102,614,192
SINGAPORE—1.19%
CapitaLand Ltd.(a)	9,783,000	18,278,554
City Developments Ltd.	2,156,000	9,457,677
ComfortDelGro Corp. Ltd.	11,902,000	11,441,132
COSCO Corp. (Singapore) Ltd.(a)	2,156,000	1,488,708
DBS Group Holdings Ltd.	6,518,000	41,917,818
Fraser and Neave Ltd.	7,568,150	13,423,066
Golden Agri-Resources Ltd.	18,035,200	4,517,346
Keppel Corp. Ltd.	4,328,000	17,520,606
Olam International Ltd.	4,336,000	5,195,451
Oversea-Chinese Banking Corp.	10,821,200	43,073,826
Singapore Airlines Ltd.	1,869,200	13,539,426
Singapore Exchange Ltd.(a)	3,240,000	13,752,234
Singapore Press Holdings Ltd.	10,780,750	21,164,484
Singapore Technologies Engineering Ltd.	7,546,000	13,128,365
Singapore Telecommunications Ltd.	23,716,285	41,100,521
United Overseas Bank Ltd.	5,410,000	42,116,843
UOL Group Ltd.(c)	4,573,000	6,872,502
Wilmar International Ltd.	3,252,000	7,881,235

		325,869,794
SPAIN—4.30%
Abertis Infraestructuras SA	1,166,396	21,020,042
Acciona SA	124,562	12,890,960
Acerinox SA(a)	721,182	11,104,517
Actividades de Construcciones y Servicios SA(a)	726,572	36,537,522
Banco Bilbao Vizcaya Argentaria SA(a)	12,715,315	139,510,249
Banco de Sabadell SA(a)	3,214,596	18,657,316
Banco de Valencia SA	665,126	6,107,814
Banco Popular Espanol SA(a)	3,167,164	26,397,929
Banco Santander SA	28,592,507	275,445,259
Bankinter SA(a)	971,278	11,583,364
Cintra Concesiones de Infraestructuras de Transporte SA(a)(c)	1,092,014	6,019,635
Criteria CaixaCorp SA	3,191,958	12,054,541
Enagas SA	708,246	12,416,312
Gamesa Corporacion Tecnologica SA	634,942	12,107,194
Gas Natural SDG SA(a)	1,200,141	19,242,713
Grifols SA	484,022	8,549,563
Grupo Ferrovial SA(a)	278,124	8,133,724
Iberdrola Renovables SA(c)	3,272,808	13,400,705
Iberdrola SA	13,269,102	105,497,322
Iberia Lineas Aereas de Espana SA	1,828,288	3,440,184
Industria de Diseno Textil SA	832,216	35,718,701

Red Electrica Corporacion SA	427,966	18,028,037
Repsol YPF SA	2,822,207	54,113,553
Sacyr Vallehermoso SA(a)	350,968	3,636,829
Telefonica SA	15,362,578	293,343,680
Zardoya Otis SA(a)	385,924	7,952,082

		1,172,909,747
SWEDEN—2.45%
Alfa Laval AB	1,391,808	12,484,714
Assa Abloy AB Class B	1,302,225	15,480,544
Atlas Copco AB Class A	2,610,930	24,554,963
Atlas Copco AB Class B	1,629,623	13,656,907
Electrolux AB Class B(c)	1,145,926	13,088,980
Getinge AB Class B	406,406	4,755,573
Hennes & Mauritz AB Class B(a)	1,737,736	78,208,368
Holmen AB Class B	319,273	7,115,215
Husqvarna AB Class B(a)(c)	1,844,337	9,182,186
Investor AB Class B	1,443,442	21,057,103
Lundin Petroleum AB(c)	965,584	6,383,680
Millicom International Cellular SA SDR	247,979	12,222,691
Modern Times Group MTG AB Class B	216,400	5,924,166
Nordea Bank AB	11,305,181	85,057,293
Sandvik AB(a)	3,598,517	23,902,248
Scania AB Class B	1,056,440	11,312,676
Securitas AB Class B(c)	1,379,934	11,521,579
Skandinaviska Enskilda Banken AB Class A(a)(c)	5,690,593	22,467,050
Skanska AB Class B(a)	1,500,053	16,342,374
SKF AB Class B	1,487,990	16,488,063
SSAB AB Class A	786,712	7,594,122
Svenska Cellulosa AB Class B	2,107,234	20,537,323
Svenska Handelsbanken AB Class A	1,840,146	32,384,468
Swedbank AB Class A(a)(c)	967,566	5,549,885
Swedish Match AB	1,427,272	20,511,110
Tele2 AB Class B	1,181,488	11,294,876
Telefonaktiebolaget LM Ericsson AB Class B	10,664,654	94,008,372
TeliaSonera AB	8,123,515	38,426,460
Volvo AB Class B(a)	3,943,676	26,072,475

		667,585,464
SWITZERLAND—7.66%
ABB Ltd. Registered(c)	7,933,371	114,025,448
Actelion Ltd. Registered(c)	379,460	17,407,950
Adecco SA Registered	436,984	17,349,679
Aryzta AG(c)	288,904	8,434,135
Baloise Holding Registered	198,352	14,750,792
Compagnie Financiere Richemont SA Class A Bearer Units	1,910,740	34,559,238
Credit Suisse Group AG Registered	3,930,388	153,909,570
Geberit AG Registered	156,310	16,811,954
Givaudan SA Registered	30,184	19,266,665
Holcim Ltd. Registered	694,232	35,627,429
Julius Baer Holding AG Registered	761,068	25,392,321
Kuehne & Nagel International AG Registered	154,154	11,727,858
Logitech International SA Registered(a)(c)	732,757	9,914,206
Lonza Group AG Registered	216,678	20,013,632
Nestle SA Registered	13,797,322	452,581,720
Nobel Biocare Holding AG Registered	522,830	10,769,210
Novartis AG Registered	8,608,908	328,044,784
Roche Holding AG Genusschein	2,535,456	321,676,449
SGS SA Registered	19,179	21,672,043
Sonova Holding AG Registered	195,842	12,853,233

Sulzer AG Registered	125,048	6,883,981
Swatch Group AG (The) Bearer	119,658	16,841,106
Swatch Group AG (The) Registered	243,628	7,069,586
Swiss Life Holding AG Registered(c)	137,414	10,780,053
Swiss Reinsurance Co. Registered	1,239,700	29,910,844
Swisscom AG Registered	89,474	23,488,938
Syngenta AG Registered	357,896	76,987,155
Synthes Inc.	253,330	25,801,203
UBS AG Registered(c)	10,601,052	148,458,474
Zurich Financial Services AG	521,752	98,124,833

		2,091,134,489
UNITED KINGDOM—20.50%
Admiral Group PLC	647,878	8,745,833
AMEC PLC	1,267,728	11,684,391
Anglo American PLC	4,774,462	104,989,999
Antofagasta PLC	1,284,976	11,234,057
Associated British Foods PLC	697,466	7,420,567
AstraZeneca PLC	5,260,640	185,915,910
Autonomy Corp. PLC(c)	801,393	16,993,184
Aviva PLC	9,485,037	44,343,297
BAE Systems PLC	12,179,244	64,654,107
Balfour Beatty PLC	1,841,224	9,201,279
Banco Santander SA	652,855	6,017,231
Barclays PLC(d)	29,730,162	124,012,444
Berkeley Group Holdings PLC (The) Units(c)	356,818	5,184,226
BG Group PLC	12,112,408	196,173,456
BHP Billiton PLC	7,910,364	166,915,262
BP PLC	67,210,066	480,530,801
British Airways PLC	1,992,164	4,365,991
British American Tobacco PLC	6,782,776	164,731,259
British Land Co. PLC	3,221,422	20,561,865
British Sky Broadcasting Group PLC	4,152,603	29,951,320
BT Group PLC	26,651,394	37,122,514
Bunzl PLC	1,698,159	13,802,081
Burberry Group PLC	1,937,364	11,655,391
Cable & Wireless PLC	9,166,234	20,373,788
Cadbury PLC	4,902,744	36,869,297
Cairn Energy PLC(c)	473,800	15,045,507
Capita Group PLC	2,265,442	22,978,199
Carnival PLC	676,984	18,809,154
Centrica PLC	18,313,239	61,599,986
Cobham PLC	5,049,352	13,205,959
Compass Group PLC	7,019,936	33,702,938
Diageo PLC	9,252,474	111,464,869
Drax Group PLC	1,238,622	9,470,613
Eurasian Natural Resources Corp.	1,153,460	10,169,722
Experian PLC	3,611,300	24,080,510
FirstGroup PLC	1,432,414	7,068,095
Friends Provident PLC	8,066,674	7,673,953
G4S PLC	4,416,978	12,363,652
GlaxoSmithKline PLC	18,829,426	292,686,142
Hammerson PLC(a)	2,858,775	13,407,360
Hays PLC	5,630,510	7,529,819
Home Retail Group PLC	3,329,942	12,422,121
HSBC Holdings PLC	61,052,634	434,697,746
ICAP PLC	2,234,694	12,392,801
IMI PLC	1,610,850	8,551,276
Imperial Tobacco Group PLC	3,705,387	85,159,864
InterContinental Hotels Group PLC	1,224,065	11,735,412

International Power PLC	5,849,959	21,541,146
Invensys PLC(c)	2,922,285	8,643,163
Investec PLC	1,880,032	9,123,598
J Sainsbury PLC	3,843,070	18,820,855
Johnson Matthey PLC	866,712	15,488,584
Kazakhmys PLC	689,530	5,466,339
Kingfisher PLC	8,864,394	24,444,717
Ladbrokes PLC	2,081,780	7,272,373
Land Securities Group PLC	2,825,572	23,551,496
Legal & General Group PLC	22,723,901	19,630,938
Liberty International PLC(a)	673,750	3,995,947
Lloyds Banking Group PLC	33,963,468	56,366,315
Logica PLC	5,617,325	6,409,289
London Stock Exchange Group PLC	614,460	6,819,696
Lonmin PLC	421,498	8,987,645
Man Group PLC	6,028,220	22,644,182
Marks & Spencer Group PLC	5,664,890	28,435,468
Meggitt PLC	2,828,672	7,555,226
National Grid PLC	9,244,928	77,331,613
Next PLC	751,366	18,203,667
Old Mutual PLC	18,750,353	18,976,659
Pearson PLC	3,004,606	31,454,971
Prudential PLC	8,931,415	52,044,949
Reckitt Benckiser PLC	2,185,106	86,354,528
Reed Elsevier PLC	4,076,575	30,475,174
Rexam PLC	1,839,068	8,625,039
Rio Tinto PLC	3,583,272	147,290,868
Rolls-Royce Group PLC(c)	6,484,511	32,477,570
Rolls-Royce Group PLC Class C(b)	556,371,043	824,431
Royal Bank of Scotland Group PLC(c)	62,203,834	38,528,582
Royal Dutch Shell PLC Class A	12,683,748	295,641,855
Royal Dutch Shell PLC Class B	9,630,852	222,199,415
RSA Insurance Group PLC	12,019,280	23,366,942
SABMiller PLC	3,225,457	54,581,687
Sage Group PLC (The)	5,174,628	14,223,702
Scottish & Southern Energy PLC	3,169,320	52,034,986
SEGRO PLC	22,998,973	8,179,171
Serco Group PLC	2,109,398	11,479,155
Severn Trent PLC	892,584	13,861,173
Shire PLC	1,966,632	24,784,891
Smith & Nephew PLC	3,394,622	24,169,875
Smiths Group PLC	1,287,132	13,989,842
Stagecoach Group PLC	2,332,378	4,536,155
Standard Chartered PLC	6,669,586	104,562,061
Standard Life PLC	7,702,310	21,719,477
Tate & Lyle PLC	1,866,018	7,631,581
Tesco PLC	27,970,291	139,757,184
Thomas Cook Group PLC	1,548,020	6,027,107
Thomson Reuters PLC	716,870	18,642,627
3i Group PLC	1,567,178	7,454,404
Tomkins PLC	2,935,524	7,579,630
TUI Travel PLC	2,573,186	9,656,288
Tullow Oil PLC	2,767,226	33,070,335
Unilever PLC	4,688,643	92,125,590
United Business Media Ltd.	1,116,136	7,620,300
United Utilities Group PLC	2,666,972	20,095,509
Vedanta Resources PLC	479,722	7,634,551
Vodafone Group PLC	187,693,814	346,821,493
Whitbread PLC	873,180	12,168,924
Wm Morrison Supermarkets PLC	8,313,536	30,397,127

Wolseley PLC(c)	980,980	17,821,334
WPP PLC	4,227,010	29,219,617
Xstrata PLC	6,762,880	60,879,006

		5,591,383,270

TOTAL COMMON STOCKS
(Cost: $38,510,922,029)		26,919,034,817

Security	Shares	Value

PREFERRED STOCKS—0.41%

GERMANY—0.31%
Fresenius SE	335,258	17,343,535
Henkel AG & Co. KGaA	731,155	19,890,562
Porsche Automobil Holding SE	324,948	23,505,831
Volkswagen AG	389,158	24,752,317

		85,492,245
ITALY—0.10%
Intesa Sanpaolo SpA RNC	3,380,608	7,615,394
Telecom Italia SpA RNC	21,687,204	19,541,645

		27,157,039

TOTAL PREFERRED STOCKS
(Cost: $177,234,461)		112,649,284

Security	Shares	Value

RIGHTS—0.02%

BELGIUM—0.00%
Fortis(a)(b)(c)	6,897,693	914

		914
ITALY—0.02%
Snam Rete Gas SpA(c)	4,679,574	3,596,524

		3,596,524
SPAIN—0.00%
Banco de Valencia SA(c)	665,126	114,576

		114,576
UNITED KINGDOM—0.00%
Liberty International PLC(a)(b)(c)	175,308	234,444

		234,444

TOTAL RIGHTS
(Cost: $4,437,956)		3,946,458

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.61%

MONEY MARKET FUNDS—3.61%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.50%(d)(e)(f)	847,743,374	847,743,374
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.41%(d)(e)(f)	132,490,381	132,490,381
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(d)(e)	4,881,662	4,881,662

		985,115,417

TOTAL SHORT-TERM INVESTMENTS
(Cost: $985,115,417)		985,115,417

TOTAL INVESTMENTS IN SECURITIES—102.71%
(Cost: $39,677,709,863)		28,020,745,976
Other Assets, Less Liabilities—(2.71)%		(739,391,556)

NET ASSETS—100.00%		$27,281,354,420

SDR  -  Swedish Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Security valued using Level 3 inputs. See Note 1.
(c)	Non-income earning security.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2009

Security	Shares	Value

COMMON STOCKS—98.79%

AUSTRALIA—7.22%
AMP Ltd.	205,029	$781,795
Aristocrat Leisure Ltd.	84,537	223,594
AXA Asia Pacific Holdings Ltd.	217,512	623,244
BHP Billiton Ltd.	860,586	21,035,707
Billabong International Ltd.	56,166	433,284
Brambles Ltd.	364,116	1,583,695
Coca-Cola Amatil Ltd.	72,618	487,641
Cochlear Ltd.	16,134	589,126
Computershare Ltd.	118,850	798,097
CSL Ltd.	151,905	3,841,430
Fortescue Metals Group Ltd.(a)	325,676	564,687
Harvey Norman Holdings Ltd.	149,812	327,999
Incitec Pivot Ltd.	431,843	669,450
Leighton Holdings Ltd.	36,258	561,278
Lion Nathan Ltd.	43,833	377,754
Metcash Ltd.	151,392	462,707
Newcrest Mining Ltd.	124,659	2,742,114
Nufarm Ltd.	20,577	200,010
OneSteel Ltd.	231,260	378,892
Orica Ltd.	90,783	1,120,531
Origin Energy Ltd.	232,276	2,779,940
OZ Minerals Ltd.	796,586	438,939
QBE Insurance Group Ltd.	117,021	1,873,402
Rio Tinto Ltd.	73,084	3,459,557
Santos Ltd.	99,579	1,201,299
Sonic Healthcare Ltd.	82,928	710,411
Telstra Corp. Ltd.	259,407	634,652
Toll Holdings Ltd.	69,255	300,202
Westpac Banking Corp.	689,016	9,719,425
Woodside Petroleum Ltd.	124,277	3,504,336
Woolworths Ltd.	305,772	6,002,666
WorleyParsons Ltd.	38,893	522,059

		68,949,923
AUSTRIA—0.20%
Oesterreichische Elektrizitaetswirtschafts AG Class A	23,769	985,834
Raiffeisen International Bank Holding AG(b)	16,701	586,237
Strabag SE	13,965	326,429

		1,898,500
BELGIUM—0.80%
Anheuser-Busch InBev NV	182,172	5,628,151
Colruyt SA	5,073	1,157,938
Groupe Bruxelles Lambert SA	11,913	867,594

		7,653,683
DENMARK—1.51%
A.P. Moller - Maersk A/S Class A(a)	114	661,139
A.P. Moller - Maersk A/S Class B(a)	285	1,678,200
Coloplast A/S Class B	3,192	219,758
DSV A/S	52,000	594,357
FLSmidth & Co. A/S(a)	12,838	416,803
Jyske Bank A/S Registered(a)	15,105	392,324

Novo Nordisk A/S Class B	115,388	5,532,105
Novozymes A/S Class B	13,005	887,251
Topdanmark A/S(a)	4,855	578,675
Vestas Wind Systems A/S(a)	46,968	3,104,072
William Demant Holding A/S(a)(b)	8,277	394,620

		14,459,304
FINLAND—1.86%
Fortum OYJ	109,269	2,226,906
Kone OYJ Class B	41,895	1,159,710
Nokia OYJ	963,657	13,956,975
Nokian Renkaat OYJ	27,593	441,687

		17,785,278
FRANCE—7.56%
Accor SA	25,442	1,086,239
Aeroports de Paris	8,344	485,386
ALSTOM	55,772	3,535,173
Bureau Veritas SA	9,405	386,340
Cap Gemini SA(a)	21,229	799,048
Carrefour SA(a)	58,596	2,398,471
Christian Dior SA	11,400	773,057
Compagnie Generale de Geophysique-Veritas(a)	32,490	477,452
Danone SA	113,031	5,412,205
Dassault Systemes SA	16,252	671,801
EDP Renovaveis SA(a)	47,538	390,554
Electricite de France	51,398	2,404,875
Essilor International SA	51,072	2,215,696
Eurazeo	6,441	266,078
Eutelsat Communications	8,436	184,111
GDF Suez	141,080	5,103,601
Hermes International	15,333	2,047,827
Iliad SA	3,078	325,477
L’Air Liquide SA	65,615	5,378,072
L’Oreal SA	62,529	4,492,516
LVMH Moet Hennessy Louis Vuitton SA	61,127	4,648,555
Neopost SA	4,560	388,379
Pernod Ricard SA(b)	51,711	3,082,473
Publicis Groupe SA	19,861	612,284
SES SA	76,266	1,385,534
Sodexo	27,596	1,334,346
STMicroelectronics NV	111,684	741,442
Suez Environnement SA(a)	60,192	926,018
Total SA	345,306	17,545,329
Veolia Environnement	96,110	2,670,005

		72,168,344
GERMANY—6.73%
Adidas AG	53,770	2,039,193
Bayer AG(a)	195,510	9,743,634
Beiersdorf AG	23,997	990,839
Celesio AG	17,275	384,342
Deutsche Boerse AG	51,491	3,820,921
Fresenius Medical Care AG & Co. KGaA	50,172	1,977,867
Fresenius SE	6,042	251,076
GEA Group AG	44,061	581,517
Hamburger Hafen und Logistik AG	5,244	189,633
HeidelbergCement AG(b)	6,042	255,399
Henkel AG & Co. KGaA	37,164	921,393
Hochtief AG	9,872	485,189
K+S AG	39,387	2,377,333
Linde AG	27,042	2,161,826
Merck KGaA	12,045	1,084,538
METRO AG	18,317	781,554

Puma AG(a)	1,543	331,741
Q-Cells SE(a)(b)	16,359	351,823
QIAGEN NV(a)	41,781	692,604
RWE AG	37,734	2,729,572
SAP AG	224,016	8,615,886
Siemens AG Registered	220,020	14,877,720
SolarWorld AG	22,116	634,473
Suedzucker AG	8,892	172,854
United Internet AG Registered	25,935	272,870
Volkswagen AG	22,458	7,119,268
Wacker Chemie AG	3,819	396,646

		64,241,711
GREECE—0.46%
Coca-Cola Hellenic Bottling Co. SA SP ADR	60,620	969,920
Hellenic Telecommunications Organization SA SP ADR	162,240	1,205,443
National Bank of Greece SA SP ADR	558,843	2,263,314

		4,438,677
HONG KONG—2.32%
ASM Pacific Technology Ltd.	57,000	256,679
Cheung Kong (Holdings) Ltd.	228,000	2,374,096
CLP Holdings Ltd.	171,000	1,156,158
Esprit Holdings Ltd.(b)	262,700	1,621,929
Foxconn International Holdings Ltd.(a)	570,000	355,232
Genting International PLC(a)(b)	456,000	188,302
Hang Lung Properties Ltd.	570,000	1,621,711
Hong Kong Aircraft Engineering Co. Ltd.	22,800	214,757
Hong Kong and China Gas Co. Ltd. (The)(b)	1,026,930	1,921,316
Hong Kong Exchanges and Clearing Ltd.	256,500	2,991,890
Hutchison Telecommunications Hong Kong Holdings Ltd.(c)	285,000	26,845
Hutchison Telecommunications International Ltd.	285,000	52,586
Hutchison Whampoa Ltd.	285,000	1,691,580
Kerry Properties Ltd.	114,000	348,613
Li & Fung Ltd.	581,200	1,649,826
Lifestyle International Holdings Ltd.	114,000	109,585
Mongolia Energy Corp. Ltd.(a)	285,000	82,373
MTR Corp. Ltd.	285,000	724,438
Noble Group Ltd.	228,000	200,650
Shangri-La Asia Ltd.	350,000	517,538
Sun Hung Kai Properties Ltd.	348,000	3,625,865
Wheelock and Co. Ltd.	171,000	370,677

		22,102,646
IRELAND—0.17%
Elan Corp. PLC(a)	120,735	731,136
Kerry Group PLC Class A	41,112	847,125

		1,578,261
ITALY—1.41%
A2A SpA	278,274	461,664
ACEA SpA	22,686	283,778
Assicurazioni Generali SpA	267,072	5,478,327
Atlantia SpA	49,648	883,540
Autogrill SpA	40,763	312,747
Banca Carige SpA	67,773	250,559
Banca Monte dei Paschi di Siena SpA	360,012	582,957
Lottomatica SpA(a)	19,103	395,142
Luxottica Group SpA	38,216	710,986
Prysmian SpA	26,983	332,166
Saipem SpA	68,343	1,482,489
Snam Rete Gas SpA	112,896	448,795

Tenaris SA	114,513	1,465,061
Terna SpA	128,991	416,632

		13,504,843
JAPAN—22.17%
ABC-Mart Inc.	5,700	117,609
AEON Mall Co. Ltd.	18,700	245,000
Ajinomoto Co. Inc.	57,000	418,875
Alfresa Holdings Corp.	5,700	219,576
Asahi Breweries Ltd.	91,200	1,147,590
Asahi Kasei Corp.	228,000	917,701
ASICS Corp.	26,000	167,810
Bank of Kyoto Ltd. (The)	57,000	456,533
Benesse Corp.	17,100	653,514
Bridgestone Corp.	68,400	1,015,033
Canon Inc.	273,600	8,203,690
Casio Computer Co. Ltd.	17,100	129,312
Central Japan Railway Co.	406	2,405,834
Chubu Electric Power Co. Inc.	62,700	1,382,924
Chugai Pharmaceutical Co. Ltd.	51,300	951,593
Chugoku Bank Ltd. (The)	57,000	717,823
Chugoku Electric Power Co. Inc. (The)	51,300	1,037,628
Citizen Watch Co. Ltd.	34,200	155,383
Daiichi Sankyo Co. Ltd.	125,400	2,109,437
Daikin Industries Ltd.	69,500	1,868,451
Daiwa Securities Group Inc.	342,000	1,776,307
Dena Co. Ltd.	57	203,354
East Japan Railway Co.	82,300	4,650,994
Elpida Memory Inc.(a)(b)	29,000	308,909
FamilyMart Co. Ltd.	11,400	314,011
Fanuc Ltd.	47,100	3,384,632
Fast Retailing Co. Ltd.	11,700	1,224,882
Fujitsu Ltd.	464,000	1,980,790
Furukawa Electric Co. Ltd. (The)	114,000	340,662
Hankyu Hanshin Holdings Inc.	345,000	1,616,557
Hikari Tsushin Inc.	5,700	115,350
Hirose Electric Co. Ltd.	6,300	655,069
Hiroshima Bank Ltd. (The)	171,000	646,562
Hisamitsu Pharmaceutical Co. Inc.	17,100	484,921
Hitachi Construction Machinery Co. Ltd.	29,000	391,442
Hitachi Ltd.	855,000	2,963,409
Hokuhoku Financial Group Inc.	399,000	701,601
Hokuriku Electric Power Co.	51,300	1,160,162
Hoya Pentax HD Corp.	108,300	1,868,020
IBIDEN Co. Ltd.	34,200	994,176
INPEX Corp.	176	1,114,479
Isetan Mitsukoshi Holdings Ltd.(b)	81,680	686,582
Iyo Bank Ltd. (The)	57,000	569,508
J. Front Retailing Co. Ltd.	125,600	514,477
JAFCO Co. Ltd.	11,600	258,210
Japan Airlines Corp.(a)	57,000	111,236
Japan Steel Works Ltd. (The)	121,000	1,303,654
Japan Tobacco Inc.	1,140	2,862,022
JGC Corp.	58,000	757,534
Joyo Bank Ltd. (The)	171,000	789,084
JSR Corp.	46,400	561,224
Jupiter Telecommunications Co. Ltd.	342	240,896
Kajima Corp.	171,000	493,612
Kamigumi Co. Ltd.	57,000	365,574
Kansai Electric Power Co. Inc. (The)	125,400	2,561,915
Kao Corp.	114,000	2,144,778
KDDI Corp.	696	3,126,818
Keihin Electric Express Railway Co. Ltd.	130,000	1,001,575
Keio Corp.	57,000	324,440
Keyence Corp.	8,525	1,505,100
Kintetsu Corp.	399,000	1,739,808

Kobe Steel Ltd.	464,000	764,019
Komatsu Ltd.	159,900	1,981,177
Konami Corp.	24,400	360,352
Konica Minolta Holdings Inc.	61,500	501,326
Kuraray Co. Ltd.	86,500	742,044
Kurita Water Industries Ltd.	36,500	882,960
Kyowa Hakko Kirin Co. Ltd.	57,000	502,302
Lawson Inc.	17,100	663,943
Marubeni Corp.	171,000	618,753
Maruichi Steel Tube Ltd.	5,700	115,524
Matsui Securities Co. Ltd.	34,200	242,635
Mediceo Paltac Holdings Co. Ltd.	17,100	173,459
Mitsubishi Chemical Holdings Corp.	85,500	324,150
Mitsubishi Corp.	131,100	2,012,106
Mitsubishi Electric Corp.	513,000	2,716,603
Mitsubishi Estate Co. Ltd.	290,000	3,781,776
Mitsubishi Heavy Industries Ltd.	741,000	2,417,655
Mitsubishi Motors Corp.(a)(b)	912,000	1,390,456
Mitsui Engineering & Shipbuilding Co. Ltd.	180,000	365,909
Mitsui Fudosan Co. Ltd.	195,500	2,456,045
Mitsui Sumitomo Insurance Group Holdings Inc.	91,200	2,479,646
Mitsumi Electric Co. Ltd.	17,100	282,089
Mizuho Financial Group Inc.	2,411,100	5,048,398
Mizuho Trust & Banking Co. Ltd.(a)	456,000	472,755
NEC Electronics Corp.(a)	5,700	59,790
NGK Insulators Ltd.	57,000	866,138
Nidec Corp.	29,400	1,616,649
Nikon Corp.	70,000	924,226
Nintendo Co. Ltd.	23,700	6,337,826
Nippon Electric Glass Co. Ltd.	65,500	525,944
Nippon Meat Packers Inc.	57,000	586,888
Nippon Sheet Glass Co. Ltd.	114,000	320,964
Nippon Steel Corp.	456,000	1,529,501
Nipponkoa Insurance Co. Ltd.	114,000	618,753
Nishi-Nippon City Bank Ltd. (The)	114,000	228,267
Nissan Chemical Industries Ltd.	58,000	481,638
Nisshin Seifun Group Inc.	28,500	293,734
Nissin Foods Holdings Co. Ltd.	17,100	464,065
Nitori Co. Ltd.	11,600	654,368
Nomura Holdings Inc.	387,600	2,320,439
Nomura Real Estate Holdings Inc.	11,400	186,553
Nomura Research Institute Ltd.	29,000	514,062
NTT Data Corp.	348	913,285
NTT Urban Development Corp.	342	276,353
Odakyu Electric Railway Co. Ltd.	177,000	1,448,239
Oji Paper Co. Ltd.	228,000	980,271
Olympus Corp.	58,000	943,823
Oriental Land Co. Ltd.	12,300	776,368
ORIX Corp.(a)	10,970	514,018
Osaka Gas Co. Ltd.	342,000	1,088,032
OSAKA Titanium technologies Co. Ltd.(b)	5,700	171,779
Otsuka Corp.	1,600	59,359
Panasonic Corp.	319,200	4,639,488
Rakuten Inc.	1,792	907,065
Resona Holdings Inc.(b)	131,100	1,753,597
Santen Pharmaceutical Co. Ltd.	5,700	161,351
SANYO Electric Co. Ltd.(a)	342,000	563,135
Sapporo Holdings Ltd.	57,000	236,957
Secom Co. Ltd.	45,600	1,687,086
Seven & I Holdings Co. Ltd.	217,500	4,918,814
Seven Bank Ltd.	114	268,821
Shikoku Electric Power Co. Inc.	34,200	940,296
Shimadzu Corp.	57,000	347,035
Shimamura Co. Ltd.	5,800	402,053
Shimano Inc.	23,200	681,486
Shimizu Corp.	57,000	273,456

Shin-Etsu Chemical Co. Ltd.	104,100	5,036,500
Shionogi & Co. Ltd.	74,000	1,274,890
Shiseido Co. Ltd.	65,000	1,143,620
Shizuoka Bank Ltd. (The)	171,000	1,536,454
SMC Corp.	12,100	1,180,668
SoftBank Corp.	193,800	3,053,209
Sony Financial Holdings Inc.	232	728,648
Square Enix Holdings Co. Ltd.	11,400	204,860
Sumitomo Electric Industries Ltd.	102,900	997,780
Sumitomo Metal Industries Ltd.	533,000	1,246,023
Sumitomo Metal Mining Co. Ltd.	57,500	642,883
Sumitomo Mitsui Financial Group Inc.	171,000	5,909,437
Sumitomo Realty & Development Co. Ltd.	101,000	1,206,231
Suruga Bank Ltd.	83,000	706,114
Suzuken Co. Ltd.	5,700	140,784
Suzuki Motor Corp.	91,200	1,707,480
T&D Holdings Inc.	37,050	1,099,619
Taiyo Nippon Sanso Corp.	57,000	396,859
Takashimaya Co. Ltd.	73,000	454,835
Teijin Ltd.	57,000	145,998
Terumo Corp.	46,400	1,754,414
Tobu Railway Co. Ltd.	244,000	1,277,227
Toho Co. Ltd.	22,800	302,192
Toho Gas Co. Ltd.	171,000	729,989
Tohoku Electric Power Co. Inc.	114,000	2,381,156
Tokio Marine Holdings Inc.	171,000	4,510,291
Tokuyama Corp.	57,000	338,344
Tokyo Electric Power Co. Inc. (The)	307,800	7,226,894
Tokyo Electron Ltd.	46,100	2,099,182
Tokyo Gas Co. Ltd.	399,000	1,516,756
Tokyu Corp.	173,000	738,527
Toray Industries Inc.	358,000	1,579,224
Toshiba Corp.(b)	811,000	2,769,690
Toyoda Gosei Co. Ltd.	17,400	339,741
Toyota Boshoku Corp.	17,100	215,347
Trend Micro Inc.	29,000	879,860
Tsumura & Co.	11,400	312,853
Ube Industries Ltd.	238,000	447,527
Uni-Charm Corp.	11,400	796,036
Ushio Inc.	22,800	295,935
West Japan Railway Co.	171	524,897
Yahoo! Japan Corp.	4,057	1,014,817
Yakult Honsha Co. Ltd.	34,200	586,772
Yamada Denki Co. Ltd.	24,090	1,111,639
Yamato Holdings Co. Ltd.	57,000	634,975
Yamato Kogyo Co. Ltd.	11,400	258,972
Yaskawa Electric Corp.	58,000	268,821

		211,638,676
NETHERLANDS—2.43%
ASML Holding NV	106,590	2,197,732
Fugro NV CVA	14,022	507,528
Heineken Holding NV	19,038	453,334
Heineken NV	60,990	1,824,867
Koninklijke Ahold NV	308,997	3,411,553
Koninklijke Boskalis Westminster NV	14,334	337,523
Koninklijke DSM NV	10,146	317,491
Koninklijke KPN NV	456,057	5,504,761
Reed Elsevier NV	122,151	1,352,845
TNT NV	104,490	1,946,743
Unilever NV	222,186	4,423,640
Wolters Kluwer NV	55,176	915,384

		23,193,401
NEW ZEALAND—0.11%
Auckland International Airport Ltd.	62,244	58,761

Contact Energy Ltd.	120,156	389,496
Fletcher Building Ltd.	32,433	123,579
Sky City Entertainment Group Ltd.	290,934	453,344

		1,025,180
NORWAY—0.38%
Aker Solutions ASA	41,964	257,471
Renewable Energy Corp. ASA(a)	40,527	372,828
Seadrill Ltd.	64,752	704,977
Telenor ASA	212,686	1,332,431
Yara International ASA	34,599	941,727

		3,609,434
PORTUGAL—0.38%
BRISA - Auto-estradas de Portugal SA	68,355	468,918
Energias de Portugal SA	576,840	2,112,721
Galp Energia SGPS SA Class B	43,434	581,299
Jeronimo Martins SGPS SA	26,334	149,351
Zon Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	56,075	308,366

		3,620,655
SINGAPORE—1.18%
City Developments Ltd.	180,000	789,602
ComfortDelGro Corp. Ltd.	171,000	164,379
COSCO Corp. (Singapore) Ltd.	114,000	78,716
Keppel Corp. Ltd.	348,000	1,408,774
Olam International Ltd.	285,000	341,491
Oversea-Chinese Banking Corp.(b)	627,000	2,495,776
SembCorp Industries Ltd.	138,000	255,037
SembCorp Marine Ltd.	171,000	244,253
Singapore Exchange Ltd.(b)	243,000	1,031,418
Singapore Press Holdings Ltd.	228,000	447,604
Singapore Technologies Engineering Ltd.	513,000	892,506
Singapore Telecommunications Ltd.	1,482,000	2,568,318
Wilmar International Ltd.	228,000	552,559

		11,270,433
SPAIN—4.49%
Abertis Infraestructuras SA	70,669	1,273,551
Acciona SA	7,581	784,560
Actividades de Construcciones y Servicios SA	45,828	2,304,578
Banco de Valencia SA	51,300	471,085
Bankinter SA(b)	77,748	927,215
Cintra Concesiones de Infraestructuras de Transporte SA(a)	61,264	337,713
Enagas SA	44,517	780,431
Gamesa Corporacion Tecnologica SA	48,792	930,375
Grifols SA	32,376	571,876
Iberdrola Renovables SA(a)	243,507	997,054
Iberdrola SA	904,305	7,189,767
Indra Sistemas SA(b)	41,056	817,138
Industria de Diseno Textil SA	55,414	2,378,368
Mapfre SA	187,915	540,343
Red Electrica Corporacion SA	31,350	1,320,616
Telefonica SA	1,075,203	20,530,669
Zardoya Otis SA	36,293	747,828

		42,903,167
SWEDEN—1.33%
Alfa Laval AB	86,874	779,272
Assa Abloy AB Class B	40,250	478,483
Atlas Copco AB Class A	153,972	1,448,058
Getinge AB Class B	55,884	653,928
Hennes & Mauritz AB Class B	125,457	5,646,305
Lundin Petroleum AB(a)	62,084	410,450

Millicom International Cellular SA SDR	16,758	825,989
Modern Times Group MTG AB Class B	12,845	351,645
Securitas AB Class B(a)	53,765	448,904
Swedish Match AB	65,558	942,124
Tele2 AB Class B	76,097	727,478

		12,712,636
SWITZERLAND—12.70%
ABB Ltd. Registered(a)	551,553	7,927,409
Actelion Ltd. Registered(a)	25,593	1,174,094
Adecco SA Registered	31,199	1,238,701
Aryzta AG(a)	16,400	478,774
Compagnie Financiere Richemont SA Class A Bearer Units	125,970	2,278,399
EFG International AG(a)	11,058	135,925
Geberit AG Registered	11,292	1,214,513
Givaudan SA Registered	1,995	1,273,423
Julius Baer Holding AG Registered	54,378	1,814,271
Kuehne & Nagel International AG Registered	15,279	1,162,409
Lindt & Spruengli AG Participation Certificates	228	368,339
Logitech International SA Registered(a)	37,620	508,999
Lonza Group AG Registered	12,825	1,184,591
Nestle SA Registered	973,617	31,936,723
Nobel Biocare Holding AG Registered	30,467	627,557
Novartis AG Registered	599,152	22,830,850
Roche Holding AG Genusschein	176,597	22,405,081
Schindler Holding AG Participation Certificates	13,680	724,868
SGS SA Registered	1,264	1,428,305
Sonova Holding AG Registered	12,497	820,186
Straumann Holding AG Registered	2,415	445,278
Sulzer AG Registered	7,581	417,339
Swatch Group AG (The) Bearer	7,793	1,096,815
Swatch Group AG (The) Registered	9,291	269,606
Swisscom AG Registered	570	149,638
Syngenta AG Registered	24,966	5,370,447
Synthes Inc.	15,979	1,627,432
UBS AG Registered(a)	736,668	10,316,392

		121,226,364
UNITED KINGDOM—23.38%
Admiral Group PLC	46,683	630,183
AMEC PLC	76,494	705,030
Anglo American PLC	222,195	4,886,048
Antofagasta PLC	56,772	496,336
Associated British Foods PLC	42,009	446,947
Autonomy Corp. PLC(a)	50,502	1,070,873
BAE Systems PLC	914,565	4,855,013
BG Group PLC	864,690	14,004,583
BHP Billiton PLC	553,356	11,676,272
BP PLC	2,335,860	16,700,663
British American Tobacco PLC	466,602	11,332,224
British Sky Broadcasting Group PLC	304,574	2,196,789
Bunzl PLC	81,287	660,674
Burberry Group PLC	128,144	770,928
Cable & Wireless PLC	603,345	1,341,055
Cadbury PLC	224,124	1,685,443
Cairn Energy PLC(a)	33,402	1,060,680
Capita Group PLC	168,150	1,705,532
Carphone Warehouse Group PLC (The)	111,780	248,039
Centrica PLC	1,241,485	4,175,966
Cobham PLC	341,282	892,581
Compass Group PLC	199,785	959,174
Diageo PLC	660,060	7,951,765
Drax Group PLC	87,251	667,129
Eurasian Natural Resources Corp.	77,843	686,319
Experian PLC	249,774	1,665,518

FirstGroup PLC	112,575	555,489
G4S PLC	310,088	867,973
GlaxoSmithKline PLC	1,321,716	20,544,862
Hammerson PLC(b)	183,042	858,448
ICAP PLC	135,782	752,998
Imperial Tobacco Group PLC	261,724	6,015,129
InterContinental Hotels Group PLC	84,076	806,057
International Power PLC	381,618	1,405,222
Invensys PLC(a)	210,011	621,144
J Sainsbury PLC	277,718	1,360,082
Johnson Matthey PLC	49,098	877,406
Liberty International PLC(b)	61,117	362,479
Lonmin PLC	31,293	667,264
National Grid PLC	571,824	4,783,171
Reckitt Benckiser PLC	157,394	6,220,149
Reed Elsevier PLC	281,596	2,105,122
Rio Tinto PLC	250,287	10,288,080
Royal Dutch Shell PLC Class A	438,729	10,226,209
Royal Dutch Shell PLC Class B	435,594	10,049,862
SABMiller PLC	230,682	3,903,637
Sage Group PLC (The)	331,918	912,356
Scottish & Southern Energy PLC	217,626	3,573,058
Serco Group PLC	126,261	687,101
Severn Trent PLC	22,515	349,641
Shire PLC	143,298	1,805,943
Smith & Nephew PLC	234,860	1,672,215
Smiths Group PLC	76,494	831,414
Stagecoach Group PLC	106,827	207,764
Standard Chartered PLC	500,832	7,851,766
Standard Life PLC	527,478	1,487,417
Tesco PLC	1,994,430	9,965,428
Thomas Cook Group PLC	110,694	430,979
Thomson Reuters PLC	49,877	1,297,081
TUI Travel PLC	145,122	544,593
Tullow Oil PLC	196,194	2,344,659
Unilever PLC	223,155	4,384,699
United Business Media Ltd.	61,751	421,598
Vedanta Resources PLC	34,884	555,163
Whitbread PLC	40,951	570,707
Wm Morrison Supermarkets PLC	592,629	2,166,854
Xstrata PLC	493,830	4,445,426

		223,248,409

TOTAL COMMON STOCKS
(Cost: $1,358,707,732)		943,229,525

Security	Shares	Value

PREFERRED STOCKS—0.25%

GERMANY—0.25%
Fresenius SE	20,064	1,037,949
Henkel AG & Co. KGaA	50,526	1,374,525

		2,412,474

TOTAL PREFERRED STOCKS
(Cost: $3,893,852)		2,412,474

Security	Shares	Value

RIGHTS—0.01%

ITALY—0.01%
Snam Rete Gas SpA(a)	112,896	86,767

		86,767
SPAIN—0.00%
Banco de Valencia SA(a)	51,300	8,837

		8,837
UNITED KINGDOM—0.00%
Liberty International PLC(a)(b)(c)	15,903	21,267

		21,267

TOTAL RIGHTS
(Cost: $125,884)		116,871

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.32%

MONEY MARKET FUNDS—1.32%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.50%(d)(e)(f)	10,659,225	10,659,225
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.41%(d)(e)(f)	1,665,887	1,665,887
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(d)(e)	235,703	235,703

		12,560,815

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,560,815)		12,560,815

TOTAL INVESTMENTS IN SECURITIES—100.37%
(Cost: $1,375,288,283)		958,319,685
Other Assets, Less Liabilities—(0.37)%		(3,548,501)

NET ASSETS—100.00%		$954,771,184

SDR  -  Swedish Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2009

Security	Shares	Value

COMMON STOCKS—98.52%

AUSTRALIA—6.22%
AGL Energy Ltd.	110,418	$1,226,596
Alumina Ltd.	363,440	397,859
Amcor Ltd.	232,887	819,579
AMP Ltd.	287,979	1,098,091
Aristocrat Leisure Ltd.	38,409	101,589
ASX Ltd.	36,993	889,289
Australia and New Zealand Banking Group Ltd.	488,815	5,710,205
Bendigo and Adelaide Bank Ltd.	62,186	313,420
BlueScope Steel Ltd.	177,813	305,696
Boral Ltd.	178,711	537,013
Caltex Australia Ltd.	39,530	287,523
CFS Retail Property Trust	352,436	425,948
Coca-Cola Amatil Ltd.	83,137	558,278
Commonwealth Bank of Australia	349,870	9,025,008
Crown Ltd.	123,261	623,957
CSR Ltd.	258,479	256,371
Dexus Property Group	673,098	361,003
Dexus Property Group Entitlement(a)	192,313	103,143
Fairfax Media Ltd.	401,845	349,854
Foster’s Group Ltd.	435,597	1,686,575
Goodman Fielder Ltd.	264,674	223,624
Goodman Group	625,164	169,944
GPT Group	1,082,849	373,918
Insurance Australia Group Ltd.	478,077	1,218,814
James Hardie Industries NV	130,040	439,486
Lend Lease Corp. Ltd.	75,815	402,163
Macquarie Airports	172,693	229,648
Macquarie Group Ltd.(b)	66,198	1,628,322
Macquarie Infrastructure Group	606,520	601,574
Mirvac Group	363,558	279,126
National Australia Bank Ltd.	450,819	6,833,001
OneSteel Ltd.	132,903	217,746
OZ Minerals Ltd.	369,594	203,656
Qantas Airways Ltd.	207,510	301,866
QBE Insurance Group Ltd.	135,346	2,166,769
Santos Ltd.	63,071	760,874
Sims Metal Management Ltd.	34,456	506,296
Stockland Corp. Ltd.	372,644	859,674
Suncorp-Metway Ltd.	304,272	1,318,937
Tabcorp Holdings Ltd.	153,548	840,447

Tatts Group Ltd.	305,502	621,733
Telstra Corp. Ltd.	784,051	1,918,221
Toll Holdings Ltd.	105,079	455,489
Transurban Group	290,162	950,792
Wesfarmers Ltd.	241,240	4,012,692
Wesfarmers Ltd. Partially Protected	33,630	558,647
Westfield Group	486,632	3,836,281

		57,006,737
AUSTRIA—0.54%
Erste Group Bank AG	45,753	970,037
OMV AG	40,917	1,286,620
Raiffeisen International Bank Holding AG	10,738	376,924
Telekom Austria AG	77,172	1,023,629
Vienna Insurance Group(c)	8,083	318,432
voestalpine AG	32,214	625,361
Wienerberger AG	26,786	319,447

		4,920,450
BELGIUM—1.12%
Belgacom SA	41,772	1,222,451
Compagnie Nationale a Portefeuille SA	9,145	443,641
Delhaize Group	25,386	1,722,316
Dexia SA(b)	146,792	724,759
Fortis	626,911	1,561,753
Groupe Bruxelles Lambert SA	12,508	910,926
KBC Groep NV	37,294	835,910
Mobistar SA	4,484	269,874
Solvay SA	14,534	1,256,265
UCB SA(c)	25,725	706,137
Umicore	31,800	631,230

		10,285,262
DENMARK—0.29%
Carlsberg A/S Class B	14,868	724,726
Danisco A/S	13,354	441,871
Danske Bank A/S(c)	105,915	1,182,339
Trygvesta A/S	5,872	324,876

		2,673,812
FINLAND—0.90%
Elisa OYJ	27,494	367,238
Kesko OYJ Class B	18,113	475,710
Metso OYJ	36,875	572,675
Neste Oil OYJ	33,544	438,713
Orion OYJ Class B	21,779	317,453
Outokumpu OYJ	32,627	492,436
Pohjola Bank PLC	22,190	166,132
Pohjola Bank PLC New	12,680	95,773
Rautaruukki OYJ	18,585	350,196
Sampo OYJ Class A	100,654	1,897,949
Sanoma OYJ	17,641	234,696
Stora Enso OYJ Class R(c)	146,733	847,740
UPM-Kymmene OYJ	136,290	1,233,484
Wartsila OYJ Class B	21,771	728,143

		8,218,338

FRANCE—13.76%
Accor SA	34,220	1,461,013
Air France-KLM	34,846	391,190
Alcatel-Lucent(c)	575,663	1,484,430
ArcelorMittal	210,276	5,015,461
Atos Origin SA	16,756	521,446
AXA(c)	374,119	6,318,271
BNP Paribas	197,473	10,532,277
Bouygues SA	55,578	2,394,981
Cap Gemini SA(c)	16,520	621,804
Carrefour SA(c)	101,720	4,163,638
Casino Guichard-Perrachon SA	11,473	723,201
CNP Assurances SA	9,322	739,796
Compagnie de Saint-Gobain(b)	90,518	3,289,503
Compagnie Generale des Etablissements Michelin Class B	37,465	1,935,902
Credit Agricole SA	218,385	3,241,078
Eiffage SA	9,204	479,799
Eramet	1,298	283,478
European Aeronautic Defence and Space Co.	81,693	1,190,765
Eutelsat Communications	4,720	103,011
France Telecom SA	438,842	9,810,066
GDF Suez	132,160	4,780,918
Gecina SA	3,752	207,224
Icade	5,015	389,319
Imerys SA	7,611	318,848
Klepierre	20,001	448,701
Lafarge SA(b)	30,503	1,746,932
Lafarge SA New(b)(c)	14,076	755,410
Lagardere SCA	29,654	939,335
Legrand SA	24,957	504,656
M6-Metropole Television	18,184	342,760
Natixis	264,526	609,560
Neopost SA	3,481	296,480
PagesJaunes Groupe SA(b)	31,952	350,148
PPR SA	18,349	1,421,168
PSA Peugeot Citroen SA	40,710	952,126
Publicis Groupe SA	16,402	505,648
Renault SA	46,138	1,502,147
Safran SA	46,551	560,344
Sanofi-Aventis	252,638	14,652,910
Schneider Electric SA(c)	54,870	4,210,534
SCOR SE	45,613	965,255
Societe BIC	5,519	297,466
Societe Generale	112,572	5,842,210
Societe Television Francaise 1(b)	25,492	241,185
STMicroelectronics NV	70,092	465,323
Technip SA	21,417	932,414
Thales SA	17,592	735,467
Total SA	180,776	9,185,402
Unibail-Rodamco SE	19,781	2,973,205
Valeo SA	24,426	508,646
Vallourec SA	13,334	1,473,408
Vinci SA	97,713	4,428,199
Vivendi	280,663	7,612,927
Zodiac Aerospace	9,499	279,686

		126,137,071

GERMANY—9.14%
Allianz SE Registered	109,976	10,163,154
BASF SE(c)	226,796	8,586,067
Bayerische Motoren Werke AG	81,892	2,848,521
Commerzbank AG(b)	172,103	1,176,757
Daimler AG Registered	214,760	7,724,883
Deutsche Bank AG Registered	132,750	7,150,621
Deutsche Lufthansa AG Registered(b)	59,480	761,766
Deutsche Post AG Registered	208,565	2,418,233
Deutsche Postbank AG	23,777	510,412
Deutsche Telekom AG Registered	681,391	8,252,608
E.ON AG	448,341	15,232,638
Hannover Rueckversicherung AG	12,685	412,995
MAN SE	28,320	1,763,386
Merck KGaA	5,074	456,866
METRO AG	17,169	732,571
Muenchener Rueckversicherungs-Gesellschaft AG Registered	50,504	7,002,138
RWE AG	70,328	5,087,331
Salzgitter AG	10,502	750,640
ThyssenKrupp AG	91,863	1,976,857
TUI AG	69,325	765,674

		83,774,118
HONG KONG—2.46%
Bank of East Asia Ltd.	345,760	829,808
BOC Hong Kong (Holdings) Ltd.(b)	914,500	1,305,055
Cathay Pacific Airways Ltd.	295,000	342,574
Cheung Kong (Holdings) Ltd.	177,000	1,843,048
Cheung Kong Infrastructure Holdings Ltd.	118,000	457,527
Chinese Estates Holdings Ltd.	236,000	294,766
CLP Holdings Ltd.	324,500	2,193,996
Genting International PLC(b)(c)	472,000	194,909
Hang Lung Group Ltd.	177,000	654,316
Hang Seng Bank Ltd.	177,000	1,977,794
Henderson Land Development Co. Ltd.(b)	236,000	1,111,462
Hongkong Electric Holdings Ltd.(b)	354,000	2,091,985
Hopewell Holdings Ltd.	177,000	459,049
Hutchison Whampoa Ltd.	177,000	1,050,560
Hysan Development Co. Ltd.	236,000	431,187
Kingboard Chemical Holdings Co. Ltd.	147,500	361,606
Link REIT (The)	531,000	1,035,944
MTR Corp. Ltd.	206,500	524,900
New World Development Co. Ltd.	531,000	702,962
Noble Group Ltd.	295,000	259,613
NWS Holdings Ltd.	177,000	355,820
Orient Overseas International Ltd.	59,000	170,906
Pacific Basin Shipping Ltd.	354,000	177,682
Sino Land Co. Ltd.	236,000	304,510
Swire Pacific Ltd. Class A	206,500	1,621,327
Television Broadcasts Ltd.	59,000	209,351
Wharf (Holdings) Ltd. (The)	357,750	1,188,630
Wing Hang Bank Ltd.	29,500	175,474
Yue Yuen Industrial Holdings Ltd.	118,000	263,097

		22,589,858

IRELAND—0.47%
Anglo Irish Bank Corp. Ltd.(a)	246,432	33
CRH PLC	164,780	4,338,614

		4,338,647
ITALY—5.58%
Alleanza Assicurazioni SpA	83,389	564,096
Atlantia SpA	24,780	440,987
Banca Carige SpA	118,885	439,521
Banca Monte dei Paschi di Siena SpA	391,943	634,662
Banca Popolare di Milano Scrl	109,209	642,887
Banco Popolare SpA	164,964	1,099,527
Bulgari SpA(b)	50,209	259,308
Enel SpA	1,061,469	5,812,579
Eni SpA	628,291	13,695,421
Exor SpA(c)	29,103	372,918
Fiat SpA(c)	192,540	1,917,338
Finmeccanica SpA	99,179	1,410,159
Fondiaria-Sai SpA	16,697	280,547
Intesa Sanpaolo SpA	1,873,395	6,050,937
Italcementi SpA(b)	26,019	317,368
Mediaset SpA	188,541	1,068,672
Mediobanca SpA	112,926	1,313,824
Parmalat SpA	415,301	833,177
Pirelli & C. SpA	844,660	332,980
Snam Rete Gas SpA	135,877	540,152
Telecom Italia SpA	2,475,615	3,159,061
Terna SpA	279,247	901,949
UniCredito SpA	2,809,698	6,958,531
Unione di Banche Italiane ScpA	142,013	1,975,905
Unipol Gruppo Finanziario SpA	104,371	131,318

		51,153,824
JAPAN—24.92%
Acom Co. Ltd.	10,036	241,248
Advantest Corp.	35,400	555,548
AEON Co. Ltd.	145,400	1,135,002
AEON Credit Service Co. Ltd.	23,400	266,382
Aioi Insurance Co. Ltd.	118,000	518,128
Aisin Seiki Co. Ltd.	41,300	843,757
Ajinomoto Co. Inc.	118,000	867,144
All Nippon Airways Co. Ltd.(b)	59,000	215,887
Alps Electric Co. Ltd.	53,100	283,351
Amada Co. Ltd.	118,000	725,619
Aozora Bank Ltd.(c)	118,000	148,722
Asahi Glass Co. Ltd.	236,000	1,405,661
Asahi Kasei Corp.	118,000	474,950
Astellas Pharma Inc.	123,900	4,042,476
Bank of Kyoto Ltd. (The)	88,000	704,823
Bank of Yokohama Ltd. (The)	295,000	1,247,345
Bridgestone Corp.	76,500	1,135,234
Brother Industries Ltd.	53,100	430,154
Canon Marketing Japan Inc.	23,600	287,369
Casio Computer Co. Ltd.	47,200	356,932
Chiba Bank Ltd. (The)	177,000	874,341
Chubu Electric Power Co. Inc.	112,100	2,472,501

Chugoku Bank Ltd. (The)	59,000	743,010
Chugoku Electric Power Co. Inc. (The)	35,400	716,024
Chuo Mitsui Trust Holdings Inc.	236,000	769,995
Citizen Watch Co. Ltd.	82,600	375,283
Coca-Cola West Co. Ltd.	11,800	194,658
Cosmo Oil Co. Ltd.	118,000	337,023
Credit Saison Co. Ltd.	29,500	328,627
Dai Nippon Printing Co. Ltd.	177,000	1,872,816
Daicel Chemical Industries Ltd.	59,000	247,070
Daido Steel Co. Ltd.	59,000	196,697
Daihatsu Motor Co. Ltd.	59,000	530,121
Daiichi Sankyo Co. Ltd.	53,100	893,231
Dainippon Pharmaceutical Co. Ltd.	17,700	141,226
Daito Trust Construction Co. Ltd.	23,600	981,084
Daiwa House Industry Co. Ltd.	118,000	1,030,259
Denki Kagaku Kogyo Kabushiki Kaisha	59,000	130,731
Denso Corp.	112,100	2,632,017
Dentsu Inc.	41,300	761,060
DIC Corp.	118,000	193,099
Eisai Co. Ltd.	64,900	1,751,380
Electric Power Development Co. Ltd.	35,420	1,031,441
Fuji Electric Holdings Co. Ltd.	118,000	202,693
Fuji Heavy Industries Ltd.	118,000	472,552
Fuji Media Holdings Inc.	177	197,536
FUJIFILM Holdings Corp.	112,100	2,848,503
Fukuoka Financial Group Inc.	236,000	724,419
Gunma Bank Ltd.	118,000	585,292
Hachijuni Bank Ltd. (The)	118,000	695,635
Hakuhodo DY Holdings Inc.	2,950	135,529
Haseko Corp.(c)	295,000	185,902
Hino Motors Ltd.	59,000	169,111
Hitachi Chemical Co. Ltd.	23,600	315,434
Hokkaido Electric Power Co. Inc.	47,200	871,222
Honda Motor Co. Ltd.	395,300	11,430,894
Idemitsu Kosan Co. Ltd.	5,900	435,971
IHI Corp.(c)	354,000	536,118
Isuzu Motors Ltd.	295,000	488,743
ITOCHU Corp.	354,000	1,892,606
Itochu Techno-Solutions Corp.	11,800	266,860
Japan Petroleum Exploration Co. Ltd.	5,900	232,078
Japan Prime Realty Investment Corp.	118	203,293
Japan Real Estate Investment Corp.	118	835,961
Japan Retail Fund Investment Corp.	59	207,491
JFE Holdings Inc.	123,900	3,368,730
JS Group Corp.	53,100	647,660
JTEKT Corp.	29,500	283,051
Kaneka Corp.	118,000	683,641
Kansai Electric Power Co. Inc. (The)	70,800	1,446,440
Kansai Paint Co. Ltd.	59,000	315,434
Kawasaki Heavy Industries Ltd.	354,000	755,603
Kawasaki Kisen Kaisha Ltd.	151,000	566,336
Keio Corp.	117,000	665,955
Keisei Electric Railway Co. Ltd.	59,000	280,653
Kinden Corp.	22,000	183,361
Kirin Holdings Co. Ltd.	177,000	1,948,376
Kobe Steel Ltd.	236,000	388,596
Komatsu Ltd.	70,800	877,219
Konica Minolta Holdings Inc.	59,000	480,947

Kubota Corp.	295,000	1,763,074
Kyocera Corp.	41,300	3,198,719
Kyushu Electric Power Co. Inc.	88,500	1,830,538
Leopalace21 Corp.	29,500	215,587
Mabuchi Motor Co. Ltd.	5,900	266,860
Makita Corp.	29,500	676,145
Marubeni Corp.	236,000	853,951
Marui Group Co. Ltd.	82,600	456,720
Mazda Motor Corp.	177,000	437,170
Mediceo Paltac Holdings Co. Ltd.	23,600	239,394
Meiji Holdings Co. Ltd.(c)	5,900	180,505
Minebea Co. Ltd.	59,000	227,281
Mitsubishi Chemical Holdings Corp.	206,500	782,889
Mitsubishi Corp.	212,400	3,259,887
Mitsubishi Gas Chemical Co. Inc.	59,000	274,056
Mitsubishi Materials Corp.	295,000	851,553
Mitsubishi Rayon Co. Ltd.	177,000	368,806
Mitsubishi Tanabe Pharma Corp.	59,000	561,905
Mitsubishi UFJ Financial Group Inc.	2,666,800	14,501,581
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,800	272,257
Mitsui & Co. Ltd.	413,000	4,357,311
Mitsui Chemicals Inc.	118,000	352,615
Mitsui Mining & Smelting Co. Ltd.(c)	118,000	232,678
Mitsui O.S.K. Lines Ltd.	295,000	1,682,116
Murata Manufacturing Co. Ltd.	53,100	2,142,674
Namco Bandai Holdings Inc.	59,000	587,091
NEC Corp.(c)	472,000	1,563,978
NEC Electronics Corp.(c)	5,900	61,887
NGK Spark Plug Co. Ltd.	59,000	568,501
Nippon Building Fund Inc.	118	958,296
Nippon Electric Glass Co. Ltd.	59,000	473,751
Nippon Express Co. Ltd.	236,000	841,958
Nippon Mining Holdings Inc.	206,500	940,306
Nippon Oil Corp.	354,000	1,845,830
Nippon Paper Group Inc.	17,700	503,735
Nippon Steel Corp.	767,000	2,572,648
Nippon Telegraph and Telephone Corp.	123,900	4,634,365
Nippon Yusen Kabushiki Kaisha	236,000	964,293
Nishi-Nippon City Bank Ltd. (The)	58,000	116,136
Nissan Motor Co. Ltd.	554,600	2,874,889
Nisshin Seifun Group Inc.	29,700	306,101
Nisshin Steel Co. Ltd.	177,000	341,820
Nitto Denko Corp.	35,400	822,168
NOK Corp.	23,600	273,456
Nomura Holdings Inc.	194,700	1,165,608
Nomura Real Estate Office Fund Inc.	59	305,240
NSK Ltd.	118,000	524,125
NTN Corp.	59,000	195,497
NTT DoCoMo Inc.	3,776	5,258,037
Obayashi Corp.	118,000	580,495
Omron Corp.	41,300	614,977
Ono Pharmaceutical Co. Ltd.	17,700	752,005
Oracle Corp. Japan	5,900	208,091
ORIX Corp.(c)	13,570	635,846
Osaka Gas Co. Ltd.	236,000	750,805
Panasonic Corp.	165,200	2,401,138
Panasonic Electric Works Co. Ltd.	59,000	478,549
Promise Co. Ltd.(b)	20,650	272,437
Ricoh Co. Ltd.	177,000	2,164,263

Rohm Co. Ltd.	29,500	1,808,050
Sankyo Co. Ltd.	11,800	597,286
Santen Pharmaceutical Co. Ltd.	17,700	501,037
Sapporo Hokuyo Holdings Inc.(c)	118,000	340,621
SBI Holdings Inc.	3,953	470,495
Sega Sammy Holdings Inc.	41,300	372,764
Seiko Epson Corp.	29,500	414,382
Sekisui Chemical Co. Ltd.	118,000	621,274
Sekisui House Ltd.	118,000	1,015,866
77 Bank Ltd. (The)	118,000	603,283
Sharp Corp.	236,000	2,461,107
Shimizu Corp.	118,000	566,103
Shinko Electric Industries Co. Ltd.	23,600	231,478
Shinko Securities Co. Ltd.	79,000	183,077
Shinsei Bank Ltd.(c)	354,000	464,156
Showa Denko K.K.	177,000	266,260
Showa Shell Sekiyu K.K.	48,800	428,057
Sojitz Corp.	300,900	464,876
Sompo Japan Insurance Inc.	236,000	1,410,459
Sony Corp.	241,900	6,220,532
Stanley Electric Co. Ltd.	35,400	500,137
Sumco Corp.	35,400	516,689
Sumitomo Chemical Co. Ltd.	354,000	1,385,272
Sumitomo Corp.	265,500	2,301,890
Sumitomo Electric Industries Ltd.	88,500	858,149
Sumitomo Heavy Industries Ltd.	118,000	489,343
Sumitomo Metal Industries Ltd.	472,000	1,103,420
Sumitomo Metal Mining Co. Ltd.	118,000	1,319,307
Sumitomo Rubber Industries Inc.	53,100	365,388
Sumitomo Trust and Banking Co. Ltd. (The)	354,000	1,471,627
Suzuken Co. Ltd.	11,800	291,447
T&D Holdings Inc.	23,600	700,432
Taiheiyo Cement Corp.	295,000	518,727
Taisei Corp.	295,000	641,663
Taisho Pharmaceutical Co. Ltd.	59,000	1,080,632
Takeda Pharmaceutical Co. Ltd.	200,600	7,136,250
Takefuji Corp.	33,380	178,800
TDK Corp.	29,500	1,334,299
Teijin Ltd.	177,000	453,362
THK Co. Ltd.	23,600	325,509
Tokyo Broadcasting System Holdings Inc.	5,900	82,697
Tokyo Gas Co. Ltd.	236,000	897,129
Tokyo Steel Manufacturing Co. Ltd.	29,500	301,042
Tokyo Tatemono Co. Ltd.	59,000	199,695
Tokyu Corp.	118,000	503,735
Tokyu Land Corp.	118,000	393,393
TonenGeneral Sekiyu K.K.	59,000	561,905
Toppan Printing Co. Ltd.	118,000	889,932
Tosoh Corp.	118,000	271,058
TOTO Ltd.	59,000	293,246
Toyo Seikan Kaisha Ltd.	35,400	585,412
Toyoda Gosei Co. Ltd.	11,800	230,399
Toyota Industries Corp.	53,100	1,411,358
Toyota Motor Corp.	666,700	26,089,292
Toyota Tsusho Corp.	47,200	553,629
USS Co. Ltd.	3,540	160,116
West Japan Railway Co.	259	795,020
Yamaguchi Financial Group Inc.	59,000	569,101

Yamaha Corp.	41,300	470,992
Yamaha Motor Co. Ltd.	41,300	435,311
Yamato Holdings Co. Ltd.	59,000	657,255
Yokogawa Electric Corp.	47,200	241,793

		228,466,881
NETHERLANDS—2.18%
Aegon NV	347,392	1,795,284
Akzo Nobel NV	58,646	2,479,007
Corio NV	10,506	470,268
ING Groep NV	478,372	4,491,750
Koninklijke DSM NV	19,765	618,491
Koninklijke (Royal) Philips Electronics NV	241,553	4,404,327
Randstad Holding NV	26,786	619,018
SBM Offshore NV	32,981	537,548
SNS REAAL NV	35,164	201,294
Unilever NV	194,405	3,870,531
Wolters Kluwer NV	30,680	508,989

		19,996,507
NEW ZEALAND—0.12%
Fletcher Building Ltd.	124,431	474,118
Telecom Corp. of New Zealand Ltd.	399,489	640,674

		1,114,792
NORWAY—1.12%
DnB NOR ASA	194,405	1,234,163
Frontline Ltd.	13,870	278,393
Norsk Hydro ASA	222,017	995,902
Orkla ASA	214,996	1,561,034
Seadrill Ltd.	12,390	134,894
StatoilHydro ASA	296,121	5,619,430
Yara International ASA	17,582	478,553

		10,302,369
PORTUGAL—0.37%
Banco Comercial Portugues SA Registered(b)	701,520	660,005
Banco Espirito Santo SA Registered	143,133	705,556
BRISA - Auto-estradas de Portugal SA	36,862	252,875
CIMPOR - Cimentos de Portugal SGPS SA(b)	82,659	497,054
Portugal Telecom SGPS SA Registered	162,780	1,253,216

		3,368,706
SINGAPORE—1.17%
Ascendas Real Estate Investment Trust(b)	381,546	346,109
CapitaLand Ltd.	732,000	1,367,669
CapitaMall Trust Management Ltd.	390,800	330,693
DBS Group Holdings Ltd.	447,000	2,874,695
Fraser and Neave Ltd.	177,000	313,932
Golden Agri-Resources Ltd.	1,411,280	353,489
Jardine Cycle & Carriage Ltd.	59,000	570,349
Neptune Orient Lines Ltd.	177,000	155,768
SembCorp Industries Ltd.	177,000	327,112
Singapore Airlines Ltd.	118,800	860,520
Singapore Telecommunications Ltd.	531,000	920,227
United Overseas Bank Ltd.	295,000	2,296,575

		10,717,138

SPAIN—4.27%
Acerinox SA	45,548	701,333
Banco Bilbao Vizcaya Argentaria SA	903,652	9,914,714
Banco de Sabadell SA(b)	240,661	1,396,781
Banco Popular Espanol SA(b)	214,173	1,785,106
Banco Santander SA	1,942,536	18,713,376
Criteria CaixaCorp SA	208,152	786,093
Fomento de Construcciones y Contratas SA	10,797	388,438
Gas Natural SDG SA	41,418	664,084
Gestevision Telecinco SA	43,660	414,812
Grupo Ferrovial SA	16,638	486,578
Iberia Lineas Aereas de Espana SA	146,320	275,322
Repsol YPF SA	179,065	3,433,428
Sacyr Vallehermoso SA	23,187	240,270

		39,200,335
SWEDEN—3.52%
Assa Abloy AB Class B	50,150	596,171
Atlas Copco AB Class B	98,353	824,238
Electrolux AB Class B(b)(c)	66,375	758,148
Holmen AB Class B	20,827	464,144
Husqvarna AB Class B(c)	109,114	543,233
Investor AB Class B	73,337	1,069,849
Nordea Bank AB	780,620	5,873,185
Sandvik AB	256,296	1,702,382
Scania AB Class B	82,128	879,451
Skandinaviska Enskilda Banken AB Class A(b)(c)	367,102	1,449,357
Skanska AB Class B	108,324	1,180,139
SKF AB Class B	96,760	1,072,175
SSAB AB Class A	51,035	492,640
SSAB AB Class B	28,438	259,506
Svenska Cellulosa AB Class B	143,726	1,400,769
Svenska Handelsbanken AB Class A	107,675	1,894,957
Swedbank AB Class A(b)(c)	84,370	483,940
Telefonaktiebolaget LM Ericsson AB Class B	710,714	6,264,907
TeliaSonera AB	520,321	2,461,261
Volvo AB Class A	116,230	772,029
Volvo AB Class B	277,005	1,831,339

		32,273,820
SWITZERLAND—2.64%
Baloise Holding Registered	11,387	846,814
Credit Suisse Group AG Registered	259,541	10,163,333
Holcim Ltd. Registered	49,029	2,516,129
Pargesa Holding SA Bearer	5,369	343,414
Swiss Life Holding AG Registered(c)	8,673	680,392
Swiss Reinsurance Co. Registered	83,662	2,018,554
Swisscom AG Registered	3,835	1,006,774
Zurich Financial Services AG	35,282	6,635,414

		24,210,824
UNITED KINGDOM—17.73%
Anglo American PLC	112,572	2,475,448
Antofagasta PLC	45,135	394,598
AstraZeneca PLC	350,224	12,377,242
Aviva PLC	636,492	2,975,650
Balfour Beatty PLC	89,267	446,100
Banco Santander SA	36,062	332,376

Barclays PLC(d)	2,006,770	8,370,773
Berkeley Group Holdings PLC (The) Units(c)	17,535	254,767
BP PLC	2,290,321	16,375,074
British Airways PLC	152,515	334,249
British Land Co. PLC	222,103	1,417,651
BT Group PLC	1,855,750	2,584,859
Cadbury PLC	124,879	939,107
Carnival PLC	42,067	1,168,779
Compass Group PLC	308,225	1,479,798
Daily Mail & General Trust PLC Class A NVS	61,773	302,982
Friends Provident PLC	556,606	529,508
Hays PLC	357,186	477,674
Home Retail Group PLC	218,595	815,454
HSBC Holdings PLC	4,171,195	29,699,113
IMI PLC	95,532	507,136
Investec PLC	113,843	552,468
ITV PLC	784,936	372,198
Kazakhmys PLC	57,584	456,505
Kingfisher PLC	600,002	1,654,583
Ladbrokes PLC	173,401	605,749
Land Securities Group PLC	191,879	1,599,336
Legal & General Group PLC	1,512,889	1,306,969
Lloyds Banking Group PLC	2,322,666	3,854,734
Logica PLC	384,704	438,942
London Stock Exchange Group PLC	35,282	391,584
Man Group PLC	407,867	1,532,097
Marks & Spencer Group PLC	397,129	1,993,428
Meggitt PLC	126,024	336,603
Next PLC	51,802	1,255,029
Old Mutual PLC	1,235,519	1,250,431
Pearson PLC	211,456	2,213,715
Prudential PLC	583,038	3,397,467
Rexam PLC	146,143	685,396
Rolls-Royce Group PLC(c)	436,010	2,183,749
Rolls-Royce Group PLC Class C(a)	37,409,658	55,434
Royal Bank of Scotland Group PLC(c)	4,162,509	2,578,226
Royal Dutch Shell PLC Class A	437,485	10,197,213
Royal Dutch Shell PLC Class B	237,652	5,483,018
RSA Insurance Group PLC	745,052	1,448,472
Schroders PLC	38,822	475,456
SEGRO PLC	1,626,261	578,350
Severn Trent PLC	30,123	467,788
Tate & Lyle PLC	118,413	484,282
3i Group PLC	90,624	431,060
Tomkins PLC	228,861	590,928
Unilever PLC	100,005	1,964,965
United Utilities Group PLC	160,249	1,207,469
Vodafone Group PLC	12,694,204	23,456,409
Wolseley PLC(c)	64,900	1,179,030
WPP PLC	238,773	1,650,542

		162,587,963

TOTAL COMMON STOCKS
(Cost: $1,315,548,757)		903,337,452

Security	Shares	Value

PREFERRED STOCKS—0.66%

GERMANY—0.44%
Bayerische Motoren Werke AG	12,921	272,576
Porsche Automobil Holding SE	22,951	1,660,211
RWE AG NVS	8,614	536,706
Volkswagen AG	24,662	1,568,621

		4,038,114
ITALY—0.22%
Intesa Sanpaolo SpA RNC	198,084	446,218
Telecom Italia SpA RNC	1,518,188	1,367,991
Unipol Gruppo Finanziario SpA	255,603	215,074

		2,029,283

TOTAL PREFERRED STOCKS
(Cost: $8,668,996)		6,067,397

Security	Shares	Value

RIGHTS—0.01%

BELGIUM—0.00%
Fortis(a)(b)(c)	355,470	47

		47
ITALY—0.01%
Snam Rete Gas SpA(c)	135,877	104,429

		104,429

TOTAL RIGHTS
(Cost: $115,110)		104,476

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.47%

MONEY MARKET FUNDS—1.47%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.50%(d)(e)(f)	11,608,575	11,608,575
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.41%(d)(e)(f)	1,814,257	1,814,257
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(d)(e)	72,559	72,559

		13,495,391

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,495,391)		13,495,391

TOTAL INVESTMENTS IN SECURITIES—100.66%
(Cost: $1,337,828,254)	923,004,716
Other Assets, Less Liabilities—(0.66)%	(6,054,220)

NET ASSETS—100.00%	$916,950,496

NVS  -  Non-Voting Shares

(a)	Security valued using Level 3 inputs. See Note 1.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Non-income earning security.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2009

Security	Shares	Value

COMMON STOCKS—98.97%

AUSTRALIA—6.42%
ABB Grain Ltd.	106,737	$683,819
Adelaide Brighton Ltd.	222,169	344,410
Ansell Ltd.	82,156	505,817
APN News & Media Ltd.	258,923	266,323
Aquarius Platinum Ltd.	78,772	295,156
Aquarius Platinum Ltd. New(a)(b)	8,752	32,793
Arrow Energy Ltd.(a)	200,831	492,819
Atlas Iron Ltd.(a)	64,259	61,847
Austar United Communications Ltd.(a)(c)	350,667	200,955
Australian Pipeline Trust	287,546	625,330
Australian Wealth Management Ltd.	283,363	204,023
Australian Worldwide Exploration Ltd.(a)	233,543	418,665
AWB Ltd.	205,841	201,894
Babcock & Brown Wind Partners Ltd.	481,233	445,488
Beach Petroleum Ltd.	511,360	289,286
Bradken Ltd.	34,075	79,861
Centennial Coal Co. Ltd.	157,497	210,598
Challenger Financial Services Group Ltd.	142,316	209,119
Crane Group Ltd.	51,653	351,412
David Jones Ltd.	183,253	407,947
Diversified Utility & Energy Trusts Group	413,153	497,811
Downer EDI Ltd.	164,547	608,090
Emeco Holdings Ltd.	602,822	174,943
Energy World Corp. Ltd.(a)	203,792	83,098
Felix Resources Ltd.	29,140	239,140
Flight Centre Ltd.(c)	26,414	117,991
Gindalbie Metals Ltd.(a)	177,566	88,711
Gunns Ltd.	293,708	237,366
Healthscope Ltd.	128,263	364,689
Iluka Resources Ltd.(a)	64,155	155,544
Independence Group NL	67,868	197,456
JB Hi-Fi Ltd.	51,324	514,334
Kagara Ltd.(a)	110,121	78,479
Kingsgate Consolidated Ltd.(a)	140,436	622,165
Linc Energy Ltd.(a)	58,392	107,681
Lynas Corp. Ltd.(a)(c)	282,423	61,211
Macarthur Coal Ltd.	61,288	190,920
Macmahon Holdings Ltd.	314,477	78,556
Macquarie Communications Infrastructure Group	187,530	310,001
Minara Resources Ltd.(a)	86,903	37,032
Mincor Resources NL	122,391	88,122
Mount Gibson Iron Ltd.(a)	173,759	80,426
Murchison Metals Ltd.(a)	108,664	78,239
Nexus Energy Ltd.(a)(b)	326,732	91,219
Octaviar Ltd.(b)	7,952	1
Pacific Brands Ltd.	293,891	151,145
Paladin Energy Ltd.(a)	190,256	644,391
PanAust Ltd.(a)	512,441	126,124
Panoramic Resources Ltd.	89,911	100,407
PaperlinX Ltd.	187,960	80,095

Publishing and Broadcasting Ltd.	218,362	341,717
Riversdale Mining Ltd.(a)	61,852	197,676
Roc Oil Co. Ltd.(a)	366,694	117,193
Seven Network Ltd.	58,468	269,766
Sigma Pharmaceuticals Ltd.	491,009	404,034
Silex Systems Ltd.(a)	49,538	174,699
Sino Gold Mining Ltd.(a)	99,643	398,982
Straits Resources Ltd.	91,227	103,888
Sundance Resources Ltd.(a)	796,180	64,345
Timbercorp Ltd.(b)	652,266	21,086
Transfield Services Ltd.	86,480	158,207
Transpacific Industries Group Ltd.(b)	69,696	92,170
United Group Ltd.	49,867	351,718
West Australian Newspapers Holdings Ltd.(c)	75,764	281,102
Western Areas NL(a)	42,958	133,188

		15,642,720
AUSTRIA—1.68%
bwin Interactive Entertainment AG(a)	9,541	303,427
conwert Immobilien Invest SE(a)	110,215	825,159
Immoeast AG(a)	98,700	224,954
IMMOFINANZ AG(a)(c)	105,280	206,470
Intercell AG(a)	16,356	433,467
Oesterreichische Post AG	16,779	493,369
RHI AG(a)	26,884	388,658
Schoeller-Bleckmann Oilfield Equipment AG(a)	4,418	138,395
Sparkassen Immobilien AG(a)(c)	164,500	867,556
Zumtobel AG	22,889	206,245

		4,087,700
BELGIUM—1.53%
Ackermans & van Haaren NV	10,912	642,435
AGFA-Gevaert NV(a)	64,860	146,968
Barco NV	13,315	307,353
Cofinimmo SA	9,688	1,067,829
Compagnie Maritime Belge SA	5,217	133,422
Nyrstar NV	24,252	158,432
Omega Pharma SA	9,494	254,944
Option NV(a)(c)	31,646	58,708
RHJ International SA(a)	60,973	289,247
Telenet Group Holding NV(a)	9,635	188,063
Tessenderlo Chemie NV	16,403	491,225

		3,738,626
DENMARK—1.00%
ALK-Abello A/S	4,230	256,229
Bang & Olufsen A/S Class B(c)	10,199	69,854
D/S Norden A/S	7,520	256,856
East Asiatic Co. Ltd. A/S	10,622	340,134
Formuepleje Epikur A/S(a)	4,230	133,947
Genmab A/S(a)	10,391	404,368
GN Store Nord A/S(a)	95,269	308,456
Neurosearch A/S(a)	6,815	101,233
NKT Holding A/S(a)	8,977	248,332
Simcorp A/S	2,350	309,364

		2,428,773
FINLAND—1.63%
Alma Media Corp.	61,194	411,928
Amer Sports OYJ Class A	46,765	456,706
Citycon OYJ	116,607	264,222
Huhtamaki OYJ	62,416	606,245
Konecranes OYJ	21,855	450,329
Outotec OYJ	18,753	403,806

Tieto OYJ	31,396	407,708
Uponor OYJ	33,981	381,389
YIT OYJ	61,852	596,669

		3,979,002
FRANCE—4.48%
Altran Technologies SA(a)	52,828	179,416
Arkema	17,907	416,199
Beneteau SA(c)	25,803	259,172
BOURBON SA	16,497	625,201
Carbone Lorraine SA	10,951	287,466
Club Mediterranee SA(a)	13,348	212,161
Derichebourg	53,862	127,757
Etablissements Maurel et Prom	35,203	522,219
Eurofins Scientific SA	4,700	262,104
Groupe Eurotunnel SA(a)	57,528	299,585
Groupe Steria SCA	22,513	434,801
Haulotte Group	19,458	123,762
Havas SA	151,481	479,739
IMS International Metal Service	16,027	230,001
Ingenico SA	20,633	380,310
Nexans SA(a)	8,648	404,748
Nexity	16,403	536,652
NicOx SA(a)(c)	21,444	254,318
Orpea SA(a)	12,737	525,659
Remy Cointreau Group	15,463	513,890
Rhodia SA	36,566	213,923
Saft Groupe SA	14,476	445,985
SEB SA	14,805	503,204
Sechilienne-Sidec	10,998	381,824
Societe Immobiliere de Location pour l’Industrie et le Commerce	6,815	576,059
Soitec SA(a)	48,598	312,198
SR Teleperformance SA	27,542	801,268
Theolia SA(a)(c)	9,212	34,057
Thomson(a)	147,251	201,171
Ubisoft Entertainment SA(a)	19,458	384,179

		10,929,028
GERMANY—5.46%
Aareal Bank AG	16,403	153,454
AIXTRON AG	35,297	274,084
Arcandor AG(a)(c)	31,255	74,549
Aurubis AG	16,309	463,557
Bilfinger Berger AG	16,873	804,456
Conergy AG(a)	129,485	133,833
Demag Cranes AG	12,549	266,059
DEUTZ AG	51,982	219,043
Douglas Holding AG	22,513	929,863
ElringKlinger AG	17,202	250,054
Freenet AG(a)	33,370	214,460
Gerresheimer AG	11,233	271,648
Gildemeister AG	24,111	237,704
Heidelberger Druckmaschinen AG	35,814	260,065
IVG Immobilien AG	18,753	162,516
Kloeckner & Co. SE	21,009	277,555
Kontron AG	33,511	369,453
KUKA AG(c)	17,202	234,782
LANXESS AG	28,811	623,820
LEONI AG	19,458	289,036
MLP AG(c)	27,025	379,595
MorphoSys AG(a)	16,452	301,720
MPC Muenchmeyer Petersen Capital AG(a)	6,298	50,323
MTU Aero Engines Holding AG	19,552	660,663

Nordex AG(a)	10,116	175,200
Pfleiderer AG Registered	24,111	135,785
Praktiker Bau-und Heimwerkermaerkte Holding AG	25,145	183,258
Premiere AG(a)(c)	134,232	329,061
RHON KLINIKUM AG	30,362	640,504
SGL Carbon SE(a)	20,821	609,185
Software AG(a)	8,131	509,844
Solon SE(a)	3,196	40,148
Stada Arzneimittel AG	18,847	354,883
Symrise AG(a)	36,942	507,141
Tognum AG	24,722	303,349
Vossloh AG	6,439	665,606
Wincor Nixdorf AG	13,912	700,522
Wirecard AG(a)	31,646	264,185

		13,320,963
HONG KONG—1.97%
Big Media Group Ltd.(a)	4,700,000	63,070
C C Land Holdings Ltd.(a)	282,000	94,605
Cafe de Coral Holdings Ltd.	658,000	1,224,281
Daphne International Holdings Ltd.	470,000	181,326
First Pacific Co. Ltd.	1,316,000	604,499
Galaxy Entertainment Group Ltd.(a)	282,000	68,043
Giordano International Ltd.(c)	2,820,000	578,544
Melco International Development Ltd.(a)(c)	423,000	210,131
Midland Holdings Ltd.	188,000	78,109
Polytec Asset Holdings Ltd.	1,175,000	68,982
Ports Design Ltd.(c)	258,500	394,914
REXLot Holdings Ltd.(a)	2,350,000	137,965
Shun Tak Holdings Ltd.(c)	282,000	126,261
Techtronic Industries Co. Ltd.	799,000	478,360
VTech Holdings Ltd.(c)	94,000	473,023
Wonson International Holdings Ltd.(a)	7,520,000	11,644

		4,793,757
IRELAND—1.20%
C&C Group PLC	122,200	284,992
DCC PLC	42,065	763,029
FBD Holdings PLC	21,009	167,034
Grafton Group PLC(a)	73,696	261,714
Greencore Group PLC	150,071	194,882
Independent News & Media PLC	239,700	82,583
Paddy Power PLC	23,782	438,984
Smurfit Kappa Group PLC	33,746	99,271
United Drug PLC	225,788	634,286

		2,926,775
ITALY—3.37%
Alitalia SpA(a)(b)	44,030	6
Arnoldo Mondadori Editore SpA	171,879	630,887
Azimut Holding SpA(a)	76,281	540,778
Banca Italease SpA(a)	26,978	53,194
Banca Piccolo Credito Valtellinese Scrl	100,627	794,045
Banca Popolare dell’Etruria e del Lazio Scrl	78,631	465,747
Benetton Group SpA	36,848	294,917
Beni Stabili SpA	518,645	327,821
Buzzi Unicem SpA	33,840	502,224
CIR SpA - Compagnie Industriali Riunite	275,908	363,412
Danieli SpA RNC	25,098	175,266
Davide Campari-Milano SpA	117,312	797,459
ERG SpA	30,879	481,193
Gemina SpA(a)	286,072	146,891
Gruppo Editoriale L’Espresso SpA(a)	227,903	324,342
Hera SpA	247,455	501,691

Impregilo SpA(a)(c)	99,974	287,472
Pirelli & C. Real Estate SpA(a)(c)	25,004	147,110
Recordati SpA	94,376	547,440
Societa Cattolica di Assicurazioni Scrl	22,983	740,051
Tiscali SpA(a)(c)	168,871	86,040

		8,207,986
JAPAN—32.36%
Access Co. Ltd.(a)	94	194,526
AnGes MG Inc.(a)(c)	141	157,646
Awa Bank Ltd. (The)	141,000	795,396
Bank of Iwate Ltd. (The)	14,100	679,311
Bank of Nagoya Ltd. (The)	94,000	397,459
Calsonic Kansei Corp.	188,000	349,687
Capcom Co. Ltd.	18,800	325,228
Chiyoda Corp.	94,000	560,838
COMSYS Holdings Corp.	94,000	762,433
Culture Convenience Club Co. Ltd.	37,600	235,036
CyberAgent Inc.	188	121,722
DA Office Investment Corp.	94	166,531
Daifuku Co. Ltd.	47,000	280,896
Daiichi Chuo Kisen Kaisha	94,000	220,704
Daikyo Inc.(a)	188,000	229,303
Dainippon Screen Manufacturing Co. Ltd.(a)	141,000	308,126
Daio Paper Corp.	47,000	425,644
Daishi Bank Ltd. (The)	235,000	883,773
DISCO Corp.(c)	14,100	422,778
Don Quijote Co. Ltd.	23,500	358,764
Duskin Co. Ltd.	23,500	365,691
eAccess Ltd.	752	490,709
Ebara Corp.(a)	141,000	379,783
EDION Corp.(c)	51,700	245,402
Exedy Corp.	28,200	521,665
Foster Electric Co. Ltd.	18,800	147,136
Fuji Machine Manufacturing Co. Ltd.	32,900	295,945
Fuji Soft Inc.(c)	18,800	266,565
Fujikura Ltd.	188,000	647,782
Funai Electric Co. Ltd.	14,100	399,847
Futaba Industrial Co. Ltd.(c)	65,800	295,610
Global One Real Estate Investment Corp.	94	557,971
Glory Ltd.	28,200	519,085
GMO Internet Inc.	18,800	59,046
GS Yuasa Corp.(c)	141,000	944,443
H2O Retailing Corp.	94,000	593,322
Hamamatsu Photonics K.K.	37,600	754,790
Hanwa Co. Ltd.	141,000	396,981
Heiwa Real Estate Co. Ltd.	141,000	364,019
Higo Bank Ltd. (The)	141,000	772,465
HIS Co. Ltd.	23,500	369,513
Hitachi Zosen Corp.(a)	352,500	361,869
Hogy Medical Co. Ltd.	4,700	251,756
Hokkoku Bank Ltd. (The)	188,000	634,406
Hosiden Corp.	37,600	458,224
Hyakugo Bank Ltd. (The)	141,000	710,840
Hyakujushi Bank Ltd. (The)	188,000	859,887
Iino Kaiun Kaisha Ltd.	61,100	297,473
Inui Steamship Co. Ltd.	18,800	123,059
Iseki & Co. Ltd.(a)	47,000	119,429
Ishihara Sangyo Kaisha Ltd.(a)	282,000	212,106
IT Holdings Corp.	32,900	399,274
Izumi Co. Ltd.	42,300	483,257
Japan Airport Terminal Co. Ltd.	32,900	329,384
Japan Asia Investment Co. Ltd.(a)	141,000	108,919
Japan Digital Laboratory Co. Ltd.	51,700	464,530
Japan Excellent Inc.	94	340,133

Japan Logistics Fund Inc.	94	560,838
Japan Securities Finance Co. Ltd.	108,100	596,618
Juki Corp.	141,000	169,111
Juroku Bank Ltd. (The)	141,000	475,804
JVC KENWOOD Holdings Inc.(a)	432,400	254,909
K.K. DaVinci Advisors(a)(c)	893	54,913
kabu.com Securities Co. Ltd.	235	243,635
Kagoshima Bank Ltd. (The)	94,000	628,673
Kakaku.com Inc.	94	321,980
Kanematsu Corp.(a)	376,000	294,273
Kayaba Industry Co. Ltd.	94,000	170,067
Keihin Corp.	37,600	473,511
Keiyo Bank Ltd. (The)	141,000	523,098
Kenedix Inc.(a)(c)	423	65,136
Kenedix Realty Investment Corp.	141	334,783
Kitz Corp.	94,000	293,317
Kiyo Holdings Inc.	423,000	507,333
Kobayashi Pharmaceutical Co. Ltd.	14,100	458,606
Koito Manufacturing Co. Ltd.	47,000	426,122
Komeri Co. Ltd.	23,500	495,629
K’s Holdings Corp.	23,500	423,494
Maruha Nichiro Holdings Inc.	235,000	310,515
Marusan Securities Co. Ltd.(c)	75,200	422,682
Matsuya Co. Ltd.(c)	14,100	173,124
Meitec Corp.	42,300	572,685
MID REIT Inc.	141	276,597
Miraca Holdings Inc.	28,200	573,258
Misumi Group Inc.	56,400	759,567
Mitsubishi Steel Manufacturing Co. Ltd.	141,000	295,228
Mizuno Corp.	141,000	553,194
Monex Group Inc.	470	144,031
Mori Seiki Co. Ltd.	37,600	360,006
MORI TRUST Sogo REIT Inc.	94	650,648
Musashino Bank Ltd. (The)	18,800	515,932
Nabtesco Corp.	47,000	379,784
Nagase & Co. Ltd.	94,000	722,305
Nanto Bank Ltd. (The)	94,000	485,359
Net One Systems Co. Ltd.	282	354,273
Nichi-Iko Pharmaceutical Co. Ltd.	9,400	254,622
Nifco Inc.	47,000	621,985
Nihon Dempa Kogyo Co. Ltd.(c)	18,800	305,738
Nihon Kohden Corp.	23,500	256,772
Nihon Parkerizing Co. Ltd.	47,000	392,204
Nihon Unisys Ltd.	47,000	294,750
Nippon Coke & Engineering Co. Ltd.	47,000	50,160
Nippon Commercial Investment Corp.	188	174,079
Nippon Denko Co. Ltd.	47,000	200,163
Nippon Kayaku Co. Ltd.	188,000	1,012,756
Nippon Konpo Unyu Soko Co. Ltd.	94,000	771,988
Nippon Light Metal Co. Ltd.(a)	376,000	336,311
Nippon Paint Co. Ltd.	188,000	693,642
Nippon Residential Investment Corp.	470	523,098
Nippon Seiki Co. Ltd.	47,000	422,778
Nippon Sharyo Ltd.	141,000	639,183
Nippon Shinyaku Co. Ltd.	47,000	420,389
Nippon Suisan Kaisha Ltd.	173,900	496,680
Nippon Yakin Kogyo Co. Ltd.	47,000	161,945
Nishimatsuya Chain Co. Ltd.	37,600	300,387
Nishi-Nippon Railroad Co. Ltd.	235,000	859,887
Nissha Printing Co. Ltd.	9,400	274,208
Nisshin OilliO Group Ltd. (The)(c)	94,000	371,662
Nitto Boseki Co. Ltd.	188,000	359,242
NSD Co. Ltd.	37,600	294,273
Ogaki Kyoritsu Bank Ltd. (The)	141,000	620,552

Okasan Securities Group Inc.	141,000	525,964
Oki Electric Industry Co. Ltd.(a)	423,000	395,548
Okinawa Electric Power Co. Inc. (The)	9,400	448,097
Okuma Corp.	94,000	409,880
ORIX JREIT Inc.	141	530,264
Osaka Securities Exchange Co. Ltd.	94	298,094
OSG Corp.	51,700	325,802
Pacific Metals Co. Ltd.	47,000	300,005
Park 24 Co. Ltd.	70,500	546,745
Point Inc.	7,050	315,292
Press Kogyo Co. Ltd.	94,000	163,379
Rengo Co. Ltd.	94,000	468,161
Resorttrust Inc.	65,800	636,699
Rinnai Corp.	18,800	655,425
Roland Corp.	32,900	393,255
Round One Corp.	28,200	207,233
Ryohin Keikaku Co. Ltd.	14,100	538,863
Sagami Railway Co. Ltd.	423,000	1,724,073
Saizeriya Co. Ltd.	18,800	212,106
San-in Godo Bank Ltd. (The)	94,000	728,038
Sanken Electric Co. Ltd.	94,000	292,362
Sankyu Inc.	141,000	412,746
Sanwa Holdings Corp.	235,000	649,693
Sanyo Shokai Ltd.(c)	47,000	153,346
Sanyo Special Steel Co. Ltd.	94,000	333,445
Sawai Pharmaceutical Co. Ltd.	9,400	437,587
Seino Holdings Co. Ltd.	141,000	772,465
Shiga Bank Ltd.	141,000	759,567
Shima Seiki Manufacturing Ltd.	14,100	305,977
Shimachu Co. Ltd.	32,900	574,500
Shinko Plantech Co. Ltd.	32,900	217,360
Sinfonia Technology Co. Ltd.	94,000	201,596
So-net Entertainment Corp.	47	109,445
So-net M3 Inc.	47	153,347
Star Micronics Co. Ltd.	28,200	229,017
Sumitomo Bakelite Co. Ltd.	188,000	745,236
Sumitomo Forestry Co. Ltd.	103,400	698,897
Sumitomo Osaka Cement Co. Ltd.	282,000	633,450
Sumitomo Warehouse Co. Ltd. (The)	141,000	505,900
Sysmex Corp.	14,100	424,211
Tadano Ltd.	94,000	410,835
Taiyo Yuden Co. Ltd.	94,000	715,617
Takara Holdings Inc.	94,000	458,607
Tamron Co. Ltd.	23,500	241,963
Toagosei Co. Ltd.	188,000	468,161
TOC Co. Ltd.	70,500	234,319
Toda Corp.	141,000	461,473
Toho Holdings Co. Ltd.	23,500	226,915
Toho Zinc Co. Ltd.	94,000	312,426
Tokai Carbon Co. Ltd.	94,000	418,479
Tokai Tokyo Financial Holdings Inc.	141,000	312,426
Tokyo Dome Corp.	141,000	402,714
Tokyo Seimitsu Co. Ltd.	32,900	378,541
Tokyo Tomin Bank Ltd. (The)	18,800	261,215
TOKYU REIT Inc.	94	433,765
Tomy Co. Ltd.	79,900	324,034
Topcon Corp.	51,700	242,249
Toshiba Machine Co. Ltd.	141,000	418,478
TS Tech Co. Ltd.	61,100	751,446
ULVAC Inc.(c)	14,100	261,692
Wacom Co. Ltd.(c)	188	235,800
Works Applications Co. Ltd.	235	107,486
Xebio Co. Ltd.	18,800	287,585
Yamatake Corp.	28,200	472,651

Yodogawa Steel Works Ltd.	141,000	640,616
Yoshinoya Holdings Co. Ltd.	564	599,628
Zensho Co. Ltd.(c)	51,700	244,351
Zeon Corp.	94,000	286,629

		78,891,780
NETHERLANDS—2.75%
Aalberts Industries NV	39,433	304,633
Advanced Metallurgical Group NV(a)(c)	6,016	35,211
Arcadis NV	29,704	442,809
BinckBank NV	28,108	316,590
Crucell NV(a)	30,080	635,353
CSM NV	28,341	362,665
Gemalto NV(a)	24,440	775,631
Imtech NV	24,722	389,178
Koninklijke BAM Groep NV	33,464	333,017
Koninklijke Wessanen NV	61,100	275,276
Mediq NV	31,443	312,072
Nutreco Holding NV	10,904	377,188
Oce NV	47,141	300,464
Telegraaf Media Groep NV	23,125	306,429
USG People NV	27,331	259,562
VastNed Retail NV	10,578	468,165
Wavin NV	52,687	149,685
Wereldhave NV	9,588	661,870

		6,705,798
NEW ZEALAND—0.34%
Fisher & Paykel Appliances Holdings Ltd.	336,285	87,973
Freightways Ltd.(c)	303,808	501,049
Mainfreight Ltd.	92,637	239,706

		828,728
NORWAY—2.62%
ABG Sundal Collier Holding ASA(a)	376,000	291,586
Acergy SA	87,796	690,198
Cermaq ASA	37,600	228,695
DNO International ASA(a)	317,438	274,167
Ekornes ASA	69,983	851,317
Fred Olsen Energy ASA	12,314	393,212
Golar LNG Ltd.	28,200	155,227
Marine Harvest ASA(a)	760,648	346,987
Norwegian Property ASA	66,401	80,168
ODIM ASA(a)	14,100	76,327
Schibsted ASA	17,774	185,944
Songa Offshore ASA(a)	28,200	47,811
SpareBanken 1 SMN	78,960	360,194
Stolt-Nielsen SA	21,707	191,442
Storebrand ASA(a)	88,501	325,666
Subsea 7 Inc.(a)(c)	37,600	285,011
Tandberg ASA	42,018	598,026
TGS-NOPEC Geophysical Co. ASA(a)	47,752	357,970
Tomra Systems ASA	76,422	284,704
Veidekke ASA	72,950	350,527

		6,375,179
PORTUGAL—0.95%
Mota-Engil SGPS SA(a)	147,956	645,026
Portucel Empresa Produtore de Pasta e Papel SA	283,842	610,441
Redes Energeticas Nacionais SA	107,372	446,186
Semapa - Sociedade de Investimento e Gestao SGPS SA	73,402	617,633

		2,319,286

SINGAPORE—1.66%
Banyan Tree Holdings Ltd.	423,000	101,655
Biosensors International Group Ltd.(a)	423,000	123,132
CDL Hospitality Trusts(c)	376,000	147,631
Chartered Semiconductor Manufacturing Ltd.(a)	2,330,900	260,356
Ezra Holdings Ltd.	235,000	147,949
Indofood Agri Resources Ltd.(a)	141,000	87,338
Metro Holdings Ltd.	1,739,000	400,257
Raffles Education Corp. Ltd.(c)	564,000	166,084
Singapore Petroleum Co. Ltd.	141,000	320,715
Singapore Post Ltd.	1,645,000	846,331
SMRT Corp. Ltd.(c)	658,000	690,428
Suntec REIT	1,128,000	561,251
Wing Tai Holdings Ltd.	329,000	195,992

		4,049,119
SPAIN—3.00%
Abengoa SA	19,928	346,983
Banco Pastor SA(c)	64,531	431,826
Bolsas y Mercados Espanoles	25,891	730,764
Construcciones y Auxiliar de Ferrocarriles SA	1,598	584,539
Ebro Puleva SA	55,554	795,774
FAES FARMA SA	69,467	338,747
FAES FARMA SA New(b)	9,052	44,141
La Seda de Barcelona SA Class B(a)	348,129	175,296
NH Hoteles SA(c)	51,324	244,834
Obrascon Huarte Lain SA	20,069	273,115
Papeles y Cartones de Europa SA	82,532	332,464
Realia Business SA(c)	103,964	303,078
Tecnicas Reunidas SA	11,233	401,295
Tubacex SA	92,449	263,384
Tubos Reunidos SA	90,898	234,875
Vidrala SA	17,954	372,565
Viscofan SA	53,768	1,007,446
Zeltia SA(c)	81,216	427,249

		7,308,375
SWEDEN—3.28%
Boliden AB	44,086	281,883
Castellum AB	69,184	440,211
D. Carnegie & Co. AB(b)(c)	25,632	—
Elekta AB Class B(c)	44,086	513,137
Eniro AB(c)	204,873	457,845
Fabege AB	67,727	288,415
Hakon Invest AB	28,200	273,090
Hexagon AB Class B	51,700	399,569
Hexpol AB(a)	18,800	70,957
Intrum Justitia AB	37,600	330,275
JM AB(a)	47,000	326,774
Kinnevik Investment AB	65,330	640,768
Kungsleden AB	58,938	297,818
Lindab International AB	28,200	246,831
Meda AB Class A	61,100	411,531
NCC AB Class B	37,600	333,776
Nibe Industrier AB Class B	50,995	417,862
Nobia AB(a)	91,133	351,882
Oriflame Cosmetics SA SDR	13,865	604,211
PA Resources AB(a)	47,000	133,044
Ratos AB Class B	32,759	567,370
RNB RETAIL AND BRANDS AB(a)(c)	161,200	119,081
SAS AB(a)	218,174	102,390
Trelleborg AB Class B(a)(c)	40,044	165,555
West Siberian Resources Ltd. GDR(a)	470,000	218,822

		7,993,097

SWITZERLAND—3.94%
Athris Holding AG Bearer(a)	218	148,147
Bank Sarasin & Compagnie AG Class B Registered(a)	18,800	451,451
Barry Callebaut AG Registered(a)	893	431,231
Basilea Pharmaceutica AG Registered(a)	3,149	221,601
Bucher Industries AG Registered	2,773	228,740
Burckhardt Compression Holding AG	1,880	244,295
Charles Voegele Holding AG Bearer(a)	5,170	145,257
Clariant AG Registered(a)	88,407	505,316
Flughafen Zurich AG Registered(a)	1,598	336,731
Forbo Holding AG Registered(a)	1,081	181,282
Galenica AG Registered	1,974	571,948
Georg Fischer AG Registered(a)	1,504	255,520
Jelmoli Holding AG Registered	1,090	361,754
Kaba Holding AG Class B Registered	2,256	435,770
Kuoni Reisen Holding AG Class B Registered	1,645	476,623
Panalpina Welttransport Holding AG Registered	5,546	304,337
Partners Group Holding AG(a)	6,721	590,105
Petroplus Holdings AG(a)	19,176	331,680
PSP Swiss Property AG Registered(a)	20,069	947,989
Rieter Holding AG Registered	2,397	357,777
Schulthess Group AG Registered	6,647	315,148
Sika AG Bearer	662	604,487
Tecan AG Registered	8,742	280,155
Temenos Group AG Registered(a)	21,056	294,871
Valora Holding AG Registered	2,491	437,420
Von Roll Holding AG Bearer	30,127	154,213

		9,613,848
UNITED KINGDOM—19.33%
Aberdeen Asset Management PLC	209,761	411,842
Aegis Group PLC	325,099	439,580
Afren PLC(a)	161,022	91,862
Aggreko PLC	82,250	704,455
Amlin PLC	137,381	734,383
ARM Holdings PLC	382,627	680,372
Arriva PLC	65,424	449,826
Ashtead Group PLC	243,178	227,015
AVEVA Group PLC	32,712	273,870
Babcock International Group PLC	77,268	500,060
Barratt Developments PLC(a)	106,502	220,941
BBA Aviation PLC	203,040	318,917
Bellway PLC	53,204	566,055
Bodycote PLC	81,656	173,330
Bovis Homes Group PLC	64,954	443,707
Brit Insurance Holdings PLC	61,006	167,464
Britvic PLC	114,962	445,893
BSS Group PLC (The)	80,370	381,095
BTG PLC(a)	77,926	168,876
Carillion PLC	202,665	798,822
Charter International PLC	49,679	411,504
Chemring Group PLC	17,531	547,864
Chloride Group PLC	164,735	399,721
Climate Exchange PLC(a)	13,442	138,233
Close Brothers Group PLC	59,126	551,085
COLT Telecom Group SA(a)	116,231	162,758
Cookson Group PLC	2,007,193	579,980
CSR PLC(a)	47,752	185,035
Dairy Crest Group PLC	65,424	301,500
Dana Petroleum PLC(a)	32,430	605,490
Davis Service Group PLC (The)	81,169	315,424
De La Rue PLC	33,343	476,290
Debenhams PLC	502,994	683,846
Dimension Data Holdings PLC	561,979	426,779

DS Smith PLC	163,372	188,221
DSG International PLC	919,790	586,066
easyJet PLC(a)	59,314	278,836
Electrocomponents PLC	179,446	422,121
Emerald Energy PLC(a)	28,012	201,211
Filtrona PLC	202,241	359,617
Forth Ports PLC	26,226	380,845
Galiform PLC	405,516	190,784
GAME Group PLC (The)	157,309	462,122
GKN PLC	258,735	460,072
Go-Ahead Group PLC (The)	17,437	329,695
Greene King PLC	65,800	608,415
Halfords Group PLC	168,072	829,333
Halma PLC	227,104	599,852
Henderson Group PLC	271,801	353,417
Heritage Oil Ltd.(a)	77,174	440,272
Hiscox Ltd.	151,622	756,588
HMV Group PLC	297,745	632,017
Homeserve PLC	21,620	395,010
Hunting PLC	48,504	334,031
IG Group Holdings PLC	100,016	326,419
Informa PLC	133,809	589,382
Inmarsat PLC	135,172	973,948
Intermediate Capital Group PLC	29,281	211,411
Interserve PLC	69,842	212,417
Intertek Group PLC	50,995	771,512
Jardine Lloyd Thompson Group PLC	29,986	196,395
JD Wetherspoon PLC	100,815	612,489
JKX Oil & Gas PLC	36,049	108,971
John Wood Group PLC	104,058	368,907
Kesa Electricals PLC	255,163	503,819
Laird PLC	67,680	155,447
Luminar Group Holdings PLC	91,932	186,969
Marston’s PLC	151,293	383,919
Melrose PLC	108,758	151,488
Michael Page International PLC	116,936	478,241
Micro Focus International PLC	37,976	179,510
Misys PLC	183,394	377,737
Mitchells & Butlers PLC	95,739	396,870
Morgan Crucible Co. PLC (The)	128,028	214,849
Northgate PLC	52,687	114,570
Northumbrian Water Group PLC	162,761	539,036
Novae Group PLC	54,379	291,695
Paragon Group of Companies PLC	252,390	250,574
PartyGaming PLC(a)	71,675	281,186
PayPoint PLC	19,834	140,778
Pennon Group PLC	96,021	632,808
Persimmon PLC	118,017	668,907
Peter Hambro Mining PLC	38,445	364,594
Petrofac Ltd.	70,970	604,163
Premier Farnell PLC	200,972	458,612
Premier Foods PLC	670,032	357,427
Premier Oil PLC(a)	34,498	533,684
Provident Financial PLC	54,426	685,915
Punch Taverns PLC	165,817	380,847
QinetiQ Group PLC	186,167	366,897
Rank Group PLC(a)	383,332	379,154
Redrow PLC(a)	67,163	199,542
Regal Petroleum PLC(a)	75,576	54,594
Regus PLC	235,282	268,454
Rentokil Initial PLC	279,697	272,504
Restaurant Group PLC (The)	177,519	422,192
SDL PLC(a)	64,578	313,151
Shaftesbury PLC	69,701	361,490
Sibir Energy PLC(a)(b)	58,310	150,991

SIG PLC	135,780	322,924
Signet Jewelers Ltd.	41,514	663,137
SOCO International PLC(a)	15,181	278,491
Spectris PLC	51,371	448,356
Spirent Communications PLC	145,590	121,890
SSL International PLC	71,628	505,749
Taylor Wimpey PLC	297,228	198,195
Travis Perkins PLC	29,375	306,654
Trinity Mirror PLC	97,337	77,526
Tullett Prebon PLC	82,203	325,533
UK Coal PLC(a)	63,591	113,310
Ultra Electronics Holdings PLC	43,005	758,963
Vectura Group PLC(a)	273,493	288,749
Venture Production PLC	51,794	616,289
VT Group PLC	79,900	549,357
W.S. Atkins PLC	36,096	327,341
Weir Group PLC (The)	59,220	425,598
Wellstream Holdings PLC	32,712	252,058
WH Smith PLC	90,901	565,728
Wincanton PLC	82,485	195,562
Xchanging PLC	99,734	273,773
Yell Group PLC	372,005	219,117

		47,121,164

TOTAL COMMON STOCKS
(Cost: $313,285,391)		241,261,704

Security	Shares	Value

RIGHTS—0.17%

DENMARK—0.03%
Bang & Olufsen A/S Class B(a)(c)	20,398	67,132

		67,132
SWEDEN—0.09%
Trelleborg AB(a)(c)	80,088	210,797

		210,797
UNITED KINGDOM—0.05%
Premier Oil PLC(a)	15,332	126,545

		126,545

TOTAL RIGHTS
(Cost: $587,359)		404,474

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.89%

MONEY MARKET FUNDS—2.89%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.50%(d)(e)(f)	6,085,730	6,085,730

Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.41%(d)(e)(f)	951,114	951,114
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(d)(e)	10,581	10,581

		7,047,425

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,047,425)		7,047,425

TOTAL INVESTMENTS IN SECURITIES—102.03%
(Cost: $320,920,175)		248,713,603
Other Assets, Less Liabilities—(2.03)%		(4,939,990)

NET ASSETS—100.00%		$243,773,613

GDR  -  Global Depositary Receipts

SDR  -  Swedish Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2009

Security	Shares	Value

COMMON STOCKS—98.97%

AUSTRALIA—3.53%
AGL Energy Ltd.	2,704	$30,038
Alumina Ltd.	7,548	8,263
Amcor Ltd.	4,316	15,189
AMP Ltd.	9,373	35,740
Aristocrat Leisure Ltd.	2,509	6,636
ASX Ltd.	884	21,251
Australia and New Zealand Banking Group Ltd.	9,412	109,948
AXA Asia Pacific Holdings Ltd.	3,926	11,249
Bendigo and Adelaide Bank Ltd.	1,885	9,501
BHP Billiton Ltd.	16,835	411,506
BlueScope Steel Ltd.	4,030	6,928
Boral Ltd.	4,628	13,907
Brambles Ltd.	7,020	30,533
Caltex Australia Ltd.	1,352	9,834
CFS Retail Property Trust	12,129	14,659
Coca-Cola Amatil Ltd.	3,328	22,348
Cochlear Ltd.	390	14,241
Commonwealth Bank of Australia	7,228	186,449
Computershare Ltd.	2,912	19,555
CSL Ltd.	2,938	74,297
CSR Ltd.	4,355	4,319
Dexus Property Group	589	316
Dexus Property Group Entitlement(a)	11,613	6,228
Fairfax Media Ltd.	10,340	9,002
Fortescue Metals Group Ltd.(b)	6,240	10,819
Foster’s Group Ltd.	11,882	46,006
Goodman Fielder Ltd.	8,099	6,843
Goodman Group	13,013	3,537
GPT Group	17,760	6,133
Harvey Norman Holdings Ltd.	4,173	9,136
Incitec Pivot Ltd.	6,656	10,318
Insurance Australia Group Ltd.	8,528	21,741
James Hardie Industries NV	4,576	15,465
Leighton Holdings Ltd.	702	10,867
Lend Lease Corp. Ltd.	1,924	10,206
Lion Nathan Ltd.	2,705	23,312
Macquarie Group Ltd.(c)	1,404	34,535
Macquarie Infrastructure Group	13,611	13,500
Mirvac Group	10,400	7,985
National Australia Bank Ltd.	8,840	133,987
Newcrest Mining Ltd.	2,314	50,901
OneSteel Ltd.	9,590	15,712
Orica Ltd.	1,888	23,304
Origin Energy Ltd.	7,774	93,041
OZ Minerals Ltd.	15,292	8,426
Perpetual Ltd.	520	12,294
Qantas Airways Ltd.	5,122	7,451
QBE Insurance Group Ltd.	4,667	74,715
Rio Tinto Ltd.	1,404	66,461

Santos Ltd.	3,666	44,226
Sims Metal Management Ltd.	624	9,169
Sonic Healthcare Ltd.	1,966	16,842
SP AusNet	24,622	18,090
Stockland Corp. Ltd.	7,631	17,604
Suncorp-Metway Ltd.	6,227	26,992
Tabcorp Holdings Ltd.	4,004	21,916
Tatts Group Ltd.	7,306	14,869
Telstra Corp. Ltd.	19,840	48,540
Toll Holdings Ltd.	2,795	12,116
Transurban Group	5,382	17,636
Wesfarmers Ltd.	4,199	69,845
Wesfarmers Ltd. Partially Protected	299	4,967
Westfield Group	8,957	70,611
Westpac Banking Corp.	13,260	187,049
Woodside Petroleum Ltd.	2,535	71,481
Woolworths Ltd.	6,006	117,905
WorleyParsons Ltd.	1,235	16,577

		2,575,067
AUSTRIA—0.22%
Erste Group Bank AG	1,104	23,407
Oesterreichische Elektrizitaetswirtschafts AG Class A	963	39,941
OMV AG	1,248	39,243
Raiffeisen International Bank Holding AG(c)	403	14,146
Telekom Austria AG	1,898	25,176
voestalpine AG	728	14,132
Wienerberger AG	546	6,512

		162,557
BELGIUM—0.40%
Anheuser-Busch InBev NV	3,139	96,978
Belgacom SA	616	18,027
Colruyt SA	91	20,771
Compagnie Nationale a Portefeuille SA	208	10,090
Delhaize Group	325	22,050
Dexia SA	3,120	15,404
Fortis	11,407	28,417
Groupe Bruxelles Lambert SA	301	21,921
KBC Groep NV	780	17,483
Mobistar SA	138	8,306
Solvay SA	242	20,918
UCB SA(b)	533	14,631

		294,996
CANADA—4.87%
Addax Petroleum Corp.	533	14,733
Agnico-Eagle Mines Ltd.	871	38,671
Agrium Inc.	676	29,132
Alimentation Couche-Tard Inc. Class B	1,443	15,850
Bank of Montreal	2,587	86,008
Bank of Nova Scotia	4,888	139,634
Barrick Gold Corp.	4,355	126,644
BCE Inc.	1,027	22,051
Biovail Corp.	806	8,853
Bombardier Inc. Class B	7,254	23,079
Brookfield Asset Management Inc. Class A	2,548	39,203
Brookfield Properties Corp.	1,235	9,220
CAE Inc.	2,132	13,638
Cameco Corp.	1,729	39,874
Canadian Imperial Bank of Commerce	1,872	84,406
Canadian National Railway Co.	2,522	102,400
Canadian Natural Resources Ltd.	2,652	122,790

Canadian Oil Sands Trust	1,131	23,456
Canadian Pacific Railway Ltd.	767	27,566
Canadian Tire Corp. Ltd. Class A	377	16,024
Canadian Utilities Ltd. Class A	403	11,702
CGI Group Inc. Class A(b)	2,262	20,143
Crescent Point Energy Trust	468	11,081
Eldorado Gold Corp.(b)	1,768	14,107
Enbridge Inc.	1,924	59,675
EnCana Corp.	3,705	170,547
Enerplus Resources Fund	663	12,701
Ensign Energy Services Inc.	741	8,576
Fairfax Financial Holdings Ltd.	91	24,173
Finning International Inc.	689	8,246
First Quantum Minerals Ltd.	351	13,634
Fortis Inc.	962	17,935
George Weston Ltd.	78	3,889
Gildan Activewear Inc.(b)	663	7,623
Goldcorp Inc.	3,848	105,649
Great-West Lifeco Inc.	1,131	19,505
Harvest Energy Trust	1,209	5,851
Husky Energy Inc.	1,222	29,735
IAMGOLD Corp.	1,456	11,654
IGM Financial Inc.	650	19,460
Imperial Oil Ltd.	1,560	56,000
Inmet Mining Corp.	299	10,406
Intact Financial Corp.	260	7,563
Ivanhoe Mines Ltd.(b)	2,353	15,170
Kinross Gold Corp.	3,588	55,537
Loblaw Companies Ltd.	832	22,514
Magna International Inc. Class A	494	17,035
Manulife Financial Corp.	7,579	129,623
MDS Inc.(b)	1,313	7,625
Methanex Corp.	884	10,223
Metro Inc. Class A	221	6,882
National Bank of Canada	871	32,000
Nexen Inc.	2,288	43,753
Niko Resources Ltd.	299	15,198
Onex Corp.	754	12,223
Penn West Energy Trust	2,080	22,917
Petro-Canada	2,379	75,409
Potash Corp. of Saskatchewan Inc.	1,573	135,706
Power Corp. of Canada	1,573	29,538
Power Financial Corp.	1,053	21,156
Precision Drilling Trust	1,404	6,700
Research In Motion Ltd.(b)	2,457	170,466
Ritchie Bros. Auctioneers Inc.	195	4,321
Rogers Communications Inc. Class B	2,431	59,992
Royal Bank of Canada	6,500	231,420
Saputo Inc.	871	15,982
Shaw Communications Inc. Class B	1,794	27,935
Sherritt International Corp.	4,733	20,436
Shoppers Drug Mart Corp.	923	33,522
Silver Wheaton Corp.(b)	1,352	10,412
Sino-Forest Corp. Class A(b)	1,274	11,195
SNC-Lavalin Group Inc.	689	20,152
Sun Life Financial Inc.	2,717	63,803
Suncor Energy Inc.	4,498	113,690
Talisman Energy Inc.	5,083	63,960
Teck Resources Ltd. Class B	2,132	22,485
TELUS Corp. NVS	767	17,915
Thomson Reuters Corp.	1,209	34,089
Tim Hortons Inc.	1,313	31,893
TMX Group Inc.	481	12,992
Toronto-Dominion Bank (The)	3,926	155,639

TransAlta Corp.	1,157	20,002
TransCanada Corp.	2,964	74,293
Trican Well Service Ltd.	1,170	9,050
Yamana Gold Inc.	3,198	25,194
Yellow Pages Income Fund	1,976	9,447

		3,552,581
DENMARK—0.45%
Carlsberg A/S Class B	416	20,278
Coloplast A/S Class B	273	18,795
Danisco A/S	351	11,614
Danske Bank A/S(b)	2,340	26,122
DSV A/S	1,105	12,630
FLSmidth & Co. A/S(b)	273	8,863
Jyske Bank A/S Registered(b)	325	8,441
Novo Nordisk A/S Class B	2,418	115,927
Novozymes A/S Class B	247	16,851
Topdanmark A/S(b)	182	21,693
Vestas Wind Systems A/S(b)	936	61,859
William Demant Holding A/S(b)	133	6,341

		329,414
FINLAND—0.73%
Elisa OYJ	884	11,808
Fortum OYJ	2,327	47,424
Kesko OYJ Class B	442	11,608
Kone OYJ Class B	806	22,311
Metso OYJ	689	10,700
Neste Oil OYJ	767	10,031
Nokia OYJ	18,915	273,952
Nokian Renkaat OYJ	650	10,405
Orion OYJ Class B	273	3,979
Outokumpu OYJ	793	11,969
Rautaruukki OYJ	559	10,533
Sampo OYJ Class A	2,275	42,898
Stora Enso OYJ Class R(b)	3,185	18,401
UPM-Kymmene OYJ	2,847	25,767
Wartsila OYJ Class B	559	18,696

		530,482
FRANCE—5.53%
Accor SA	1,066	45,513
Aeroports de Paris	247	14,368
Air France-KLM	728	8,173
Alcatel-Lucent(b)	11,544	29,768
ALSTOM	832	52,737
ArcelorMittal	3,804	90,732
Atos Origin SA	468	14,564
AXA(b)	7,826	132,169
BNP Paribas	4,225	225,342
Bouygues SA	1,079	46,497
Cap Gemini SA(b)	702	26,423
Carrefour SA(b)	3,679	150,590
Casino Guichard-Perrachon SA	247	15,570
Christian Dior SA	208	14,105
CNP Assurances SA	221	17,539
Compagnie de Saint-Gobain	1,824	66,286
Compagnie Generale de Geophysique-Veritas(b)	650	9,552
Compagnie Generale des Etablissements Michelin Class B	741	38,289
Credit Agricole SA	5,227	77,575
Danone SA	2,145	102,708
Dassault Systemes SA	442	18,271
Eiffage SA	65	3,388

Electricite de France	975	45,620
Essilor International SA	949	41,171
European Aeronautic Defence and Space Co.	1,132	16,500
France Telecom SA	9,022	201,682
GDF Suez	5,942	214,953
Gecina SA	78	4,308
Hermes International	351	46,878
Icade	169	13,120
Iliad SA	52	5,499
Klepierre	573	12,855
Lafarge SA New(b)	960	51,520
Lagardere SCA	676	21,413
L’Air Liquide SA	1,354	110,979
L’Oreal SA	1,248	89,665
LVMH Moet Hennessy Louis Vuitton SA	1,222	92,930
Natixis	2,746	6,328
Neopost SA	247	21,037
Pernod Ricard SA	1,311	78,148
PPR SA	403	31,213
PSA Peugeot Citroen SA	780	18,243
Publicis Groupe SA	2,223	68,532
Renault SA	936	30,474
Safran SA	1,352	16,274
Sanofi-Aventis	5,213	302,352
Schneider Electric SA(b)	1,157	88,784
SCOR SE	975	20,633
SES SA	1,053	19,130
Societe Generale	2,145	111,320
Societe Television Francaise 1	936	8,856
Sodexo	533	25,772
STMicroelectronics NV	3,458	22,957
Suez Environnement SA(b)	1,795	27,615
Technip SA	481	20,941
Thales SA	481	20,109
Total SA	10,608	539,003
Unibail-Rodamco SE	351	52,757
Valeo SA	546	11,370
Vallourec SA	247	27,294
Veolia Environnement	1,729	48,033
Vinci SA	2,002	90,728
Vivendi	5,876	159,385

		4,036,540
GERMANY—4.12%
Adidas AG	923	35,004
Allianz SE Registered	2,275	210,238
BASF SE(b)	4,836	183,082
Bayer AG(b)	3,783	188,533
Bayerische Motoren Werke AG	1,378	47,932
Beiersdorf AG	403	16,640
Celesio AG	442	9,834
Commerzbank AG	3,497	23,911
Daimler AG Registered	4,680	168,339
Deutsche Bank AG Registered	2,860	154,055
Deutsche Boerse AG	988	73,315
Deutsche Lufthansa AG Registered	975	12,487
Deutsche Post AG Registered	3,783	43,863
Deutsche Postbank AG	533	11,442
Deutsche Telekom AG Registered	14,469	175,240
E.ON AG	9,594	325,962
Fresenius Medical Care AG & Co. KGaA	936	36,899
GEA Group AG	1,118	14,755
Hamburger Hafen und Logistik AG	104	3,761
Hannover Rueckversicherung AG	260	8,465

Henkel AG & Co. KGaA	507	12,570
Hochtief AG	195	9,584
K+S AG	728	43,941
Linde AG	598	47,806
MAN SE	559	34,807
Merck KGaA	325	29,263
METRO AG	1,092	46,594
Muenchener Rueckversicherungs-Gesellschaft AG Registered	1,027	142,389
Q-Cells SE(b)	247	5,312
QIAGEN NV(b)	910	15,085
RWE AG	2,262	163,627
Salzgitter AG	221	15,796
SAP AG	4,992	191,997
Siemens AG Registered	4,277	289,210
SolarWorld AG	429	12,307
Suedzucker AG	208	4,043
ThyssenKrupp AG	1,833	39,445
TUI AG	1,573	17,373
Volkswagen AG	455	144,237

		3,009,143
GREECE—0.09%
Hellenic Telecommunications Organization SA SP ADR	2,717	20,187
National Bank of Greece SA SP ADR	10,427	42,229

		62,416
HONG KONG—1.32%
Bank of East Asia Ltd.	10,880	26,111
BOC Hong Kong (Holdings) Ltd.	19,500	27,828
Cheung Kong (Holdings) Ltd.	13,000	135,365
CLP Holdings Ltd.	6,500	43,948
Esprit Holdings Ltd.	6,500	40,132
Foxconn International Holdings Ltd.(b)	13,000	8,102
Genting International PLC(b)	13,000	5,368
Hang Lung Properties Ltd.	13,000	36,986
Hang Seng Bank Ltd.	5,200	58,105
Hong Kong and China Gas Co. Ltd. (The)	13,200	24,696
Hong Kong Exchanges and Clearing Ltd.	6,500	75,818
Hongkong Electric Holdings Ltd.	6,500	38,412
Hutchison Whampoa Ltd.	13,000	77,160
Kerry Properties Ltd.	6,500	19,877
Kingboard Chemical Holdings Co. Ltd.	6,500	15,935
Link REIT (The)	13,000	25,362
MTR Corp. Ltd.	13,000	33,045
New World Development Co. Ltd.	13,000	17,210
Noble Group Ltd.	13,400	11,793
Pacific Basin Shipping Ltd.	26,000	13,050
Sun Hung Kai Properties Ltd.	13,000	135,449
Swire Pacific Ltd. Class A	6,500	51,034
Wharf (Holdings) Ltd. (The)	13,000	43,193

		963,979
IRELAND—0.17%
Anglo Irish Bank Corp. Ltd.(a)	6,552	1
CRH PLC	3,436	90,469
Elan Corp. PLC(b)	2,327	14,092
Kerry Group PLC Class A	871	17,947

		122,509
ITALY—1.75%
A2A SpA	11,414	18,936
Alleanza Assicurazioni SpA	1,950	13,191

Assicurazioni Generali SpA	6,370	130,665
Atlantia SpA	5,112	90,974
Autogrill SpA	1,469	11,271
Banca Carige SpA	6,123	22,637
Banca Monte dei Paschi di Siena SpA	11,297	18,293
Banca Popolare di Milano Scrl	2,110	12,421
Banco Popolare SpA	3,302	22,009
Enel SpA	14,976	82,008
Eni SpA	12,200	265,934
Fiat SpA(b)	5,451	54,282
Finmeccanica SpA	1,183	16,820
Fondiaria-Sai SpA	988	16,601
Luxottica Group SpA	884	16,446
Mediaset SpA	3,601	20,411
Mediobanca SpA	2,795	32,518
Mediolanum SpA	3,770	17,410
Parmalat SpA	6,752	13,546
Pirelli & C. SpA	61,256	24,148
Prysmian SpA	848	10,439
Saipem SpA	858	18,612
Snam Rete Gas SpA	4,160	16,537
Telecom Italia SpA	51,273	65,428
Tenaris SA	2,067	26,445
Terna SpA	9,464	30,568
UniCredito SpA	63,817	158,050
Unione di Banche Italiane ScpA	2,658	36,982
Unipol Gruppo Finanziario SpA	9,048	11,384

		1,274,966
NETHERLANDS—1.22%
Aegon NV	7,332	37,891
Akzo Nobel NV	1,404	59,348
ASML Holding NV	2,054	42,351
Corio NV	299	13,384
Fugro NV CVA	156	5,646
Heineken NV	1,209	36,174
ING Groep NV	10,712	100,582
Koninklijke Ahold NV	6,370	70,329
Koninklijke DSM NV	819	25,628
Koninklijke KPN NV	9,373	113,135
Koninklijke (Royal) Philips Electronics NV	5,681	103,584
Reed Elsevier NV	3,341	37,002
SBM Offshore NV	754	12,289
TNT NV	2,162	40,280
Unilever NV	8,567	170,566
Wolters Kluwer NV	1,573	26,096

		894,285
NORWAY—0.38%
Aker Solutions ASA	1,314	8,062
DnB NOR ASA	4,316	27,400
Frontline Ltd.	312	6,262
Norsk Hydro ASA	1,758	7,886
Renewable Energy Corp. ASA(b)(c)	923	8,491
Seadrill Ltd.	1,872	20,381
StatoilHydro ASA	7,553	143,332
Telenor ASA	4,500	28,192
Yara International ASA	888	24,170

		274,176
PORTUGAL—0.27%
Banco Comercial Portugues SA Registered	37,272	35,066
Banco Espirito Santo SA Registered	5,463	26,929
BRISA - Auto-estradas de Portugal SA	3,382	23,201

CIMPOR - Cimentos de Portugal SGPS SA	819	4,925
Energias de Portugal SA	11,960	43,804
Portugal Telecom SGPS SA Registered	8,325	64,093

		198,018
SINGAPORE—0.72%
CapitaLand Ltd.	41,000	76,604
CapitaMall Trust Management Ltd.	39,200	33,171
ComfortDelGro Corp. Ltd.	26,000	24,993
DBS Group Holdings Ltd.	13,000	83,604
Neptune Orient Lines Ltd.	26,000	22,881
Oversea-Chinese Banking Corp.	13,000	51,747
SembCorp Marine Ltd.	13,000	18,569
Singapore Press Holdings Ltd.	13,000	25,521
Singapore Technologies Engineering Ltd.	13,000	22,617
Singapore Telecommunications Ltd.	39,000	67,587
United Overseas Bank Ltd.	13,000	101,205

		528,499
SPAIN—2.27%
Abertis Infraestructuras SA	1,444	26,023
Acciona SA	143	14,799
Acerinox SA	1,027	15,813
Actividades de Construcciones y Servicios SA	1,287	64,720
Banco Bilbao Vizcaya Argentaria SA	19,074	209,277
Banco de Sabadell SA	4,849	28,143
Banco de Valencia SA	1,261	11,580
Banco Popular Espanol SA(c)	4,459	37,165
Banco Santander SA	37,544	361,679
Bankinter SA(c)	1,287	15,349
Cintra Concesiones de Infraestructuras de Transporte SA(b)	1,638	9,029
Criteria CaixaCorp SA	2,366	8,935
Enagas SA	923	16,181
Gamesa Corporacion Tecnologica SA	1,001	19,087
Gas Natural SDG SA	1,131	18,134
Gestevision Telecinco SA	468	4,446
Grifols SA	559	9,874
Grupo Ferrovial SA	338	9,885
Iberdrola Renovables SA(b)	2,496	10,220
Iberdrola SA	18,798	149,455
Indra Sistemas SA(c)	962	19,147
Industria de Diseno Textil SA	1,144	49,100
Mapfre SA	6,524	18,760
Red Electrica Corporacion SA	572	24,095
Repsol YPF SA	4,342	83,254
Sacyr Vallehermoso SA	613	6,352
Telefonica SA	20,995	400,893
Zardoya Otis SA	848	17,473

		1,658,868
SWEDEN—1.22%
Alfa Laval AB	1,924	17,259
Assa Abloy AB Class B	1,495	17,772
Atlas Copco AB Class A	3,133	29,465
Atlas Copco AB Class B	1,807	15,143
Electrolux AB Class B(b)	1,456	16,631
Getinge AB Class B	1,080	12,638
Hennes & Mauritz AB Class B	2,327	104,729
Husqvarna AB Class B(b)	1,577	7,851
Investor AB Class B	1,807	26,361
Lundin Petroleum AB(b)	2,405	15,900
Millicom International Cellular SA SDR	338	16,660
Modern Times Group MTG AB Class B	390	10,677

Nordea Bank AB	14,001	105,340
Sandvik AB	4,615	30,654
Scania AB Class B	1,768	18,932
Securitas AB Class B(b)	1,833	15,304
Skandinaviska Enskilda Banken AB Class A(b)	6,332	24,999
Skanska AB Class B	2,275	24,785
SKF AB Class B	1,690	18,727
SSAB AB Class A	988	9,537
Svenska Cellulosa AB Class B	2,587	25,213
Svenska Handelsbanken AB Class A	2,340	41,181
Swedbank AB Class A(b)	2,353	13,497
Swedish Match AB	1,131	16,253
Tele2 AB Class B	1,378	13,174
Telefonaktiebolaget LM Ericsson AB Class B	16,303	143,710
TeliaSonera AB	10,933	51,716
Volvo AB Class A	1,131	7,512
Volvo AB Class B	5,421	35,839

		887,459
SWITZERLAND—4.19%
ABB Ltd. Registered(b)	10,764	154,710
Actelion Ltd. Registered(b)	559	25,644
Adecco SA Registered	663	26,323
Aryzta AG(b)	208	6,072
Baloise Holding Registered	234	17,402
Compagnie Financiere Richemont SA Class A Bearer Units	2,470	44,674
Credit Suisse Group AG Registered	5,278	206,681
Geberit AG Registered	208	22,371
Givaudan SA Registered	39	24,894
Holcim Ltd. Registered	1,066	54,706
Julius Baer Holding AG Registered	884	29,494
Kuehne & Nagel International AG Registered	351	26,704
Lindt & Spruengli AG Participation Certificates	13	21,002
Logitech International SA Registered(b)	871	11,785
Lonza Group AG Registered	247	22,814
Nestle SA Registered	19,240	631,113
Nobel Biocare Holding AG Registered	585	12,050
Novartis AG Registered	11,557	440,383
Pargesa Holding SA Bearer	216	13,816
Roche Holding AG Genusschein	3,484	442,019
Schindler Holding AG Participation Certificates	403	21,354
SGS SA Registered	26	29,380
Sonova Holding AG Registered	234	15,358
Sulzer AG Registered	260	14,313
Swatch Group AG (The) Bearer	72	10,134
Swatch Group AG (The) Registered	210	6,094
Swiss Life Holding AG Registered(b)	169	13,258
Swiss Reinsurance Co. Registered	1,625	39,207
Swisscom AG Registered	78	20,477
Syngenta AG Registered	520	111,857
Synthes Inc.	299	30,453
Transocean Ltd.(b)	1,573	106,146
UBS AG Registered(b)	15,368	215,215
Weatherford International Ltd.(b)	3,276	54,480
Zurich Financial Services AG	715	134,469

		3,056,852
UNITED KINGDOM—10.72%
Admiral Group PLC	702	9,476
AMEC PLC	1,703	15,696
Anglo American PLC	6,474	142,363
Antofagasta PLC	1,625	14,207
Associated British Foods PLC	1,495	15,906

AstraZeneca PLC	7,332	259,120
Autonomy Corp. PLC(b)	949	20,123
Aviva PLC	12,753	59,621
BAE Systems PLC	17,472	92,751
Balfour Beatty PLC	2,587	12,928
Barclays PLC(d)	41,042	171,197
Berkeley Group Holdings PLC (The) Units(b)	91	1,322
BG Group PLC	16,627	269,292
BHP Billiton PLC	11,349	239,473
BP PLC	93,496	668,467
British Airways PLC	3,835	8,405
British American Tobacco PLC	9,933	241,240
British Land Co. PLC	3,965	25,308
British Sky Broadcasting Group PLC	5,811	41,913
BT Group PLC	35,776	49,832
Bunzl PLC	1,287	10,460
Burberry Group PLC	2,197	13,217
Cable & Wireless PLC	9,672	21,498
Cadbury PLC	6,501	48,888
Cairn Energy PLC(b)	715	22,705
Capita Group PLC	2,704	27,426
Carnival PLC	910	25,283
Centrica PLC	24,520	82,478
Cobham PLC	6,383	16,694
Compass Group PLC	9,984	47,933
Daily Mail & General Trust PLC Class A NVS	2,418	11,860
Diageo PLC	12,480	150,347
Drax Group PLC	1,807	13,816
Eurasian Natural Resources Corp.	1,600	14,107
Experian PLC	4,810	32,074
FirstGroup PLC	2,041	10,071
Friends Provident PLC	8,762	8,335
G4S PLC	5,837	16,338
GlaxoSmithKline PLC	25,974	403,742
Hammerson PLC	4,789	22,460
Hays PLC	11,193	14,969
Home Retail Group PLC	4,342	16,198
HSBC Holdings PLC	84,440	601,217
ICAP PLC	2,691	14,923
Imperial Tobacco Group PLC	4,512	103,698
InterContinental Hotels Group PLC	1,586	15,205
International Power PLC	7,384	27,190
Invensys PLC(b)	5,239	15,495
Investec PLC	2,470	11,987
J Sainsbury PLC	6,643	32,533
Johnson Matthey PLC	1,001	17,888
Kazakhmys PLC	949	7,523
Kingfisher PLC	11,973	33,017
Ladbrokes PLC	4,030	14,078
Land Securities Group PLC	4,671	38,933
Legal & General Group PLC	30,628	26,459
Liberty International PLC(c)	1,365	8,096
Lloyds Banking Group PLC	50,505	83,819
Logica PLC	10,374	11,837
London Stock Exchange Group PLC	819	9,090
Lonmin PLC	806	17,186
Man Group PLC	8,255	31,009
Marks & Spencer Group PLC	8,502	42,677
Meggitt PLC	4,121	11,007
National Grid PLC	12,753	106,676
Next PLC	1,040	25,196
Old Mutual PLC	25,675	25,985
Pearson PLC	4,121	43,142
Prudential PLC	12,051	70,223

Reckitt Benckiser PLC	2,938	116,109
Reed Elsevier PLC	5,447	40,720
Rexam PLC	4,498	21,095
Rio Tinto PLC	4,953	203,594
Rolls-Royce Group PLC(b)	9,113	45,642
Rolls-Royce Group PLC Class C(a)	360,874	535
Royal Bank of Scotland Group PLC(b)	81,928	50,746
Royal Dutch Shell PLC Class A	17,836	415,734
Royal Dutch Shell PLC Class B	13,559	312,828
RSA Insurance Group PLC	11,713	22,771
SABMiller PLC	4,394	74,356
Sage Group PLC (The)	5,928	16,294
Schroders PLC	923	11,304
Scottish & Southern Energy PLC	4,186	68,727
SEGRO PLC	40,443	14,383
Serco Group PLC	2,730	14,856
Severn Trent PLC	1,066	16,554
Shire PLC	2,496	31,456
Smith & Nephew PLC	4,498	32,026
Smiths Group PLC	1,521	16,532
Stagecoach Group PLC	5,096	9,911
Standard Chartered PLC	11,193	175,478
Standard Life PLC	9,893	27,897
Tate & Lyle PLC	2,860	11,697
Tesco PLC	38,857	194,154
Thomas Cook Group PLC	5,161	20,094
Thomson Reuters PLC	1,015	26,396
3i Group PLC	2,106	10,017
Tomkins PLC	6,344	16,380
TUI Travel PLC	4,849	18,197
Tullow Oil PLC	3,757	44,899
Unilever PLC	6,435	126,439
United Business Media Ltd.	2,067	14,112
United Utilities Group PLC	3,071	23,140
Vedanta Resources PLC	559	8,896
Vodafone Group PLC	261,274	482,783
Whitbread PLC	962	13,407
Wm Morrison Supermarkets PLC	9,412	34,413
Wolseley PLC(b)	4,878	88,618
WPP PLC	5,538	38,282
Xstrata PLC	8,788	79,109

		7,826,209
UNITED STATES—54.80%
Abbott Laboratories	7,839	328,062
Abercrombie & Fitch Co. Class A	442	11,961
Accenture Ltd. Class A	2,821	83,022
ACE Ltd.	1,573	72,861
Activision Blizzard Inc.(b)	2,782	29,962
Adobe Systems Inc.(b)	2,899	79,288
Advance Auto Parts Inc.	483	21,131
Advanced Micro Devices Inc.(b)(c)	2,262	8,166
AES Corp. (The)(b)	3,328	23,529
Aetna Inc.	2,522	55,509
Affiliated Computer Services Inc. Class A(b)	585	28,302
Aflac Inc.	2,327	67,227
Agilent Technologies Inc.(b)	1,963	35,844
Air Products and Chemicals Inc.	1,079	71,106
Akamai Technologies Inc.(b)	780	17,176
Alcoa Inc.	4,069	36,906
Allegheny Energy Inc.	611	15,837
Allegheny Technologies Inc.	468	15,318
Allergan Inc.	1,417	66,117
Alliance Data Systems Corp.(b)(c)	364	15,241

Alliant Energy Corp.	611	13,662
Allstate Corp. (The)	2,730	63,691
Altera Corp.	1,703	27,776
Altria Group Inc.	10,361	169,195
Amazon.com Inc.(b)	1,690	136,079
AMB Property Corp.	494	9,430
Ameren Corp.	1,144	26,335
American Eagle Outfitters Inc.	1,170	17,339
American Electric Power Co. Inc.	1,950	51,441
American Express Co.	5,356	135,078
American International Group Inc.	10,400	14,352
American Tower Corp. Class A(b)	2,002	63,584
Ameriprise Financial Inc.	1,196	31,515
AmerisourceBergen Corp.	884	29,738
AMETEK Inc.	338	10,887
Amgen Inc.(b)	5,369	260,235
Amphenol Corp. Class A	780	26,395
Amylin Pharmaceuticals Inc.(b)	676	7,395
Anadarko Petroleum Corp.	2,262	97,402
Analog Devices Inc.	1,521	32,367
Annaly Capital Management Inc.	2,626	36,948
Aon Corp.	1,300	54,860
Apache Corp.	1,664	121,239
Apollo Group Inc. Class A(b)	728	45,828
Apple Inc.(b)	4,420	556,169
Applied Materials Inc.	6,396	78,095
Aqua America Inc.	481	8,826
Arch Coal Inc.	702	9,807
Archer-Daniels-Midland Co.	2,873	70,733
Arrow Electronics Inc.(b)	676	15,372
Associated Banc-Corp.	1,131	17,497
Assurant Inc.	429	10,485
AT&T Inc.	29,393	753,049
Autodesk Inc.(b)	1,131	22,552
Automatic Data Processing Inc.	2,509	88,317
AutoZone Inc.(b)	221	36,772
AvalonBay Communities Inc.	431	24,485
Avery Dennison Corp.	494	14,198
Avnet Inc.(b)	741	16,220
Avon Products Inc.	2,132	48,524
Axis Capital Holdings Ltd.	377	9,289
Baker Hughes Inc.	1,560	55,505
Ball Corp.	234	8,826
Bank of America Corp.	27,216	243,039
Bank of New York Mellon Corp. (The)	5,681	144,752
Baxter International Inc.	3,198	155,103
BB&T Corp.	2,743	64,022
Beckman Coulter Inc.	377	19,815
Becton, Dickinson and Co.	1,170	70,762
Bed Bath & Beyond Inc.(b)	1,274	38,755
Berkshire Hathaway Inc. Class B(b)	55	168,575
Best Buy Co. Inc.	1,924	73,843
Biogen Idec Inc.(b)	1,430	69,126
BJ Services Co.	1,365	18,960
Black & Decker Corp. (The)	325	13,097
BMC Software Inc.(b)	962	33,353
Boeing Co. (The)	3,692	147,865
BorgWarner Inc.	416	12,043
Boston Properties Inc.	611	30,196
Boston Scientific Corp.(b)	6,656	55,977
Bristol-Myers Squibb Co.	9,945	190,944
Broadcom Corp. Class A(b)	2,327	53,963
Brown-Forman Corp. Class B	533	24,784
Bunge Ltd.	650	31,206

Burlington Northern Santa Fe Corp.	1,755	118,427
C.H. Robinson Worldwide Inc.	741	39,392
C.R. Bard Inc.	520	37,248
CA Inc.	1,950	33,637
Cablevision NY Group Class A	1,183	20,300
Cabot Oil & Gas Corp.	494	14,914
Camden Property Trust	507	13,755
Cameron International Corp.(b)	1,014	25,938
Campbell Soup Co.	1,053	27,083
Capital One Financial Corp.	2,132	35,690
Cardinal Health Inc.	1,807	61,059
CarMax Inc.(b)	676	8,626
Carnival Corp.	2,249	60,453
Caterpillar Inc.	3,159	112,397
CBS Corp. Class B	3,315	23,338
Celanese Corp. Class A	689	14,359
Celgene Corp.(b)	2,288	97,743
CenterPoint Energy Inc.	1,547	16,460
CenturyTel Inc.	143	3,882
Cephalon Inc.(b)(c)	338	22,176
CF Industries Holdings Inc.	247	17,796
Charles River Laboratories International Inc.(b)	416	11,502
Charles Schwab Corp. (The)	4,927	91,051
Chesapeake Energy Corp.	2,912	57,396
Chevron Corp.	10,219	675,476
Chubb Corp.	1,872	72,914
Church & Dwight Co. Inc.	208	11,317
CIGNA Corp.	1,378	27,160
Cimarex Energy Co.	650	17,485
Cincinnati Financial Corp.	650	15,567
Cintas Corp.	780	20,015
Cisco Systems Inc.(b)	28,277	546,312
Citigroup Inc.(c)	26,065	79,498
Citrix Systems Inc.(b)	897	25,591
Cliffs Natural Resources Inc.	442	10,193
Clorox Co. (The)	728	40,804
CME Group Inc.	326	72,160
Coach Inc.(b)	1,859	45,545
Coca-Cola Co. (The)	10,283	442,683
Coca-Cola Enterprises Inc.	1,378	23,509
Cognizant Technology Solutions Corp. Class A(b)	1,430	35,450
Colgate-Palmolive Co.	2,496	147,264
Comcast Corp. Class A	9,906	153,147
Comcast Corp. Class A Special	4,343	63,755
Comerica Inc.	1,105	23,183
Computer Sciences Corp.(b)	806	29,790
ConAgra Foods Inc.	2,366	41,878
ConocoPhillips	7,124	292,084
CONSOL Energy Inc.	897	28,058
Consolidated Edison Inc.	1,274	47,304
Constellation Brands Inc. Class A(b)	1,508	17,478
Constellation Energy Group Inc.	871	20,974
Cooper Industries Ltd. Class A	1,001	32,823
Corning Inc.	7,787	113,846
Costco Wholesale Corp.	2,171	105,511
Covance Inc.(b)	416	16,340
Coventry Health Care Inc.(b)	754	11,996
Covidien Ltd.	2,444	80,603
Crown Castle International Corp.(b)	1,144	28,051
CSX Corp.	2,184	64,625
Cummins Inc.	988	33,592
CVS Caremark Corp.	7,048	223,985
D.R. Horton Inc.	1,846	24,090
Danaher Corp.	1,144	66,855

Darden Restaurants Inc.	702	25,953
DaVita Inc.(b)	507	23,510
Dean Foods Co.(b)	1,001	20,721
Deere & Co.	2,210	91,185
Dell Inc.(b)	8,299	96,434
Denbury Resources Inc.(b)	1,300	21,164
DENTSPLY International Inc.	988	28,277
Devon Energy Corp.	2,080	107,848
DeVry Inc.	273	11,619
Diamond Offshore Drilling Inc.	325	23,533
DIRECTV Group Inc. (The)(b)	3,082	76,218
Discover Financial Services	2,197	17,862
Discovery Communications Inc. Class A(b)	808	15,344
Discovery Communications Inc. Class C(b)	808	14,156
Dish Network Corp. Class A(b)	560	7,420
Dollar Tree Inc.(b)	325	13,760
Dominion Resources Inc.	2,847	85,866
Dover Corp.	962	29,610
Dow Chemical Co. (The)	4,771	76,336
Dr Pepper Snapple Group Inc.(b)	1,392	28,828
DST Systems Inc.(b)	299	10,815
DTE Energy Co.	1,092	32,290
Duke Energy Corp.	6,279	86,713
Duke Realty Corp.	949	9,272
Dun & Bradstreet Corp. (The)	286	23,280
Dynegy Inc. Class A(b)	3,172	5,646
E.I. du Pont de Nemours and Co.	4,615	128,758
Eastman Chemical Co.	429	17,023
Eastman Kodak Co.	1,391	4,243
Eaton Corp.	702	30,748
eBay Inc.(b)	5,356	88,213
Ecolab Inc.	923	35,582
Edison International	1,508	42,993
El Paso Corp.	3,471	23,950
Electronic Arts Inc.(b)	1,534	31,217
Eli Lilly and Co.	5,057	166,476
Embarq Corp.	715	26,140
EMC Corp.(b)	10,348	129,660
Emerson Electric Co.	4,147	141,164
Energen Corp.	156	5,635
Energizer Holdings Inc.(b)	260	14,898
ENSCO International Inc.	689	19,485
Entergy Corp.	949	61,467
EOG Resources Inc.	1,248	79,223
EQT Corp.	702	23,608
Equifax Inc.	689	20,091
Equity Residential	1,404	32,138
Estee Lauder Companies Inc. (The) Class A	611	18,269
Everest Re Group Ltd.	403	30,080
Exelon Corp.	3,315	152,921
Expedia Inc.(b)	663	9,023
Expeditors International Washington Inc.	1,222	42,416
Express Scripts Inc.(b)	1,092	69,855
Exxon Mobil Corp.	25,637	1,709,219
Family Dollar Stores Inc.	795	26,386
Fastenal Co.	689	26,430
Federal Realty Investment Trust	299	16,505
FedEx Corp.	1,430	80,023
Fidelity National Financial Inc. Class A	1,166	21,140
Fidelity National Information Services Inc.	858	15,315
Fifth Third Bancorp	2,951	12,099
First American Corp.	728	20,442
First Solar Inc.(b)	195	36,522
FirstEnergy Corp.	1,495	61,145

Fiserv Inc.(b)	676	25,228
Flextronics International Ltd.(b)	2,405	9,331
FLIR Systems Inc.(b)	572	12,687
Flowserve Corp.	208	14,123
Fluor Corp.	832	31,508
FMC Technologies Inc.(b)	598	20,470
Ford Motor Co.(b)	10,348	61,881
Forest Laboratories Inc.(b)	1,365	29,607
Forest Oil Corp.(b)	364	5,824
Fortune Brands Inc.	702	27,596
Foster Wheeler AG(b)	689	14,834
FPL Group Inc.	1,872	100,695
Franklin Resources Inc.	871	52,678
Freeport-McMoRan Copper & Gold Inc.	1,898	80,950
FTI Consulting Inc.(b)	130	7,134
GameStop Corp. Class A(b)	782	23,585
Gannett Co. Inc.(c)	1,235	4,829
Gap Inc. (The)	2,847	44,242
Garmin Ltd.(c)	598	15,064
General Dynamics Corp.	1,703	87,994
General Electric Co.	52,741	667,174
General Mills Inc.	1,560	79,076
Genuine Parts Co.	949	32,228
Genzyme Corp.(b)	1,300	69,329
Gilead Sciences Inc.(b)	4,576	209,581
Goldman Sachs Group Inc. (The)	2,327	299,019
Goodrich Corp.	351	15,542
Goodyear Tire & Rubber Co. (The)(b)	1,612	17,716
Google Inc. Class A(b)	1,196	473,580
H&R Block Inc.	1,508	22,831
H.J. Heinz Co.	1,482	51,010
Halliburton Co.	4,355	88,058
Hansen Natural Corp.(b)	390	15,896
Harley-Davidson Inc.(c)	1,235	27,368
Harris Corp.	572	17,492
Harsco Corp.	416	11,461
Hartford Financial Services Group Inc. (The)	1,547	17,744
Hasbro Inc.	975	25,994
HCP Inc.	1,066	23,399
Health Care REIT Inc.	143	4,872
Health Net Inc.(b)	533	7,697
Helmerich & Payne Inc.	546	16,828
Henry Schein Inc.(b)	169	6,936
Hershey Co. (The)	689	24,900
Hess Corp.	1,469	80,487
Hewlett-Packard Co.	12,314	443,058
Hologic Inc.(b)	1,183	17,579
Home Depot Inc. (The)	8,372	220,351
Honeywell International Inc.	3,523	109,953
Hormel Foods Corp.	130	4,068
Hospira Inc.(b)	767	25,211
Hudson City Bancorp Inc.	3,302	41,473
Humana Inc.(b)	741	21,326
Huntington Bancshares Inc.	2,925	8,161
Illinois Tool Works Inc.	2,288	75,046
Illumina Inc.(b)	559	20,879
IMS Health Inc.	1,144	14,369
Ingersoll-Rand Co. Ltd. Class A	1,600	34,832
Integrys Energy Group Inc.	195	5,150
Intel Corp.	28,005	441,919
IntercontinentalExchange Inc.(b)	286	25,054
International Business Machines Corp.	6,851	707,092
International Flavors & Fragrances Inc.	533	16,630
International Game Technology	1,651	20,390

International Paper Co.	1,469	18,598
Interpublic Group of Companies Inc. (The)(b)	2,899	18,148
Intuit Inc.(b)	1,534	35,481
Intuitive Surgical Inc.(b)(c)	208	29,896
Invesco Ltd.	2,160	31,795
Iron Mountain Inc.(b)	819	23,333
ITT Corp.	780	31,988
ITT Educational Services Inc.(b)	195	19,650
J.B. Hunt Transport Services Inc.	169	4,752
J.C. Penney Co. Inc.	1,066	32,716
J.M. Smucker Co. (The)	520	20,488
Jacobs Engineering Group Inc.(b)	572	21,759
Johnson & Johnson	14,083	737,386
Johnson Controls Inc.	2,977	56,593
Joy Global Inc.	510	13,005
JPMorgan Chase & Co.	18,746	618,618
Juniper Networks Inc.(b)	2,522	54,601
KBR Inc.	676	10,559
Kellogg Co.	1,235	52,006
KeyCorp	2,691	16,550
Kimberly-Clark Corp.	2,015	99,017
Kimco Realty Corp.	1,170	14,063
Kinder Morgan Management LLC(b)	253	10,333
KLA-Tencor Corp.	936	25,965
Kohl’s Corp.(b)	1,534	69,567
Kraft Foods Inc. Class A	7,787	182,216
Kroger Co. (The)	3,341	72,232
L-3 Communications Holdings Inc.	624	47,518
Laboratory Corp. of America Holdings(b)	559	35,860
Lam Research Corp.(b)	624	17,397
Las Vegas Sands Corp.(b)(c)	1,469	11,488
Legg Mason Inc.	689	13,828
Leggett & Platt Inc.	1,287	18,481
Leucadia National Corp.(b)	832	17,663
Level 3 Communications Inc.(b)(c)	5,278	5,911
Lexmark International Inc. Class A(b)	741	14,538
Liberty Global Inc. Series A(b)	923	15,220
Liberty Global Inc. Series C(b)	1,118	18,290
Liberty Media Corp. - Liberty Entertainment Group Series A(b)	1,760	42,856
Liberty Media Corp. - Liberty Interactive Group Series A(b)	4,420	23,426
Life Technologies Corp.(b)	823	30,698
Limited Brands Inc.	1,794	20,487
Lincoln National Corp.	1,261	14,174
Linear Technology Corp.	1,053	22,934
Lockheed Martin Corp.	1,742	136,799
Loews Corp.	1,235	30,739
Lorillard Inc.	793	50,062
Lowe’s Companies Inc.	7,384	158,756
LSI Corp.(b)	3,432	13,179
M&T Bank Corp.	481	25,228
Macerich Co. (The)(c)	364	6,381
Macy’s Inc.	2,184	29,877
Manpower Inc.	416	17,925
Marathon Oil Corp.	3,523	104,633
Marriott International Inc. Class A	1,703	40,123
Marsh & McLennan Companies Inc.	2,665	56,205
Marshall & Ilsley Corp.	1,625	9,393
Martin Marietta Materials Inc.	195	16,386
Marvell Technology Group Ltd.(b)	2,483	27,263
Masco Corp.	1,950	17,277
MasterCard Inc. Class A(c)	374	68,610
Mattel Inc.	1,937	28,978

McAfee Inc.(b)	780	29,281
McCormick & Co. Inc. NVS	715	21,057
McDermott International Inc.(b)	1,118	18,045
McDonald’s Corp.	5,579	297,305
McGraw-Hill Companies Inc. (The)	1,716	51,737
McKesson Corp.	1,469	54,353
MDU Resources Group Inc.	585	10,278
MeadWestvaco Corp.	858	13,436
Medco Health Solutions Inc.(b)	2,678	116,627
Medtronic Inc.	5,616	179,712
MEMC Electronic Materials Inc.(b)	1,586	25,693
Merck & Co. Inc.	10,699	259,344
MetLife Inc.	3,887	115,638
MetroPCS Communications Inc.(b)	975	16,663
Microchip Technology Inc.	1,079	24,817
Micron Technology Inc.(b)	4,173	20,364
Microsoft Corp.	39,980	809,995
Millipore Corp.(b)	338	19,976
Mohawk Industries Inc.(b)	338	15,991
Molson Coors Brewing Co. Class B	611	23,371
Monsanto Co.	2,730	231,750
Moody’s Corp.	1,170	34,538
Morgan Stanley	5,085	120,209
Mosaic Co. (The)	807	32,643
Motorola Inc.	9,087	50,251
Murphy Oil Corp.	871	41,555
Mylan Inc.(b)(c)	1,430	18,948
Nabors Industries Ltd.(b)	1,313	19,971
NASDAQ OMX Group Inc. (The)(b)	676	12,999
National Oilwell Varco Inc.(b)	2,081	63,013
National Semiconductor Corp.	1,352	16,724
NetApp Inc.(b)	1,807	33,068
New York Community Bancorp Inc.	2,041	23,084
Newell Rubbermaid Inc.	1,261	13,177
Newfield Exploration Co.(b)	624	19,456
Newmont Mining Corp.	2,262	91,023
News Corp. Class A	9,191	75,918
News Corp. Class B	2,418	22,052
NII Holdings Inc. Class B(b)	858	13,865
Nike Inc. Class B	1,820	95,495
NiSource Inc.	2,249	24,717
Noble Corp.	1,274	34,818
Noble Energy Inc.	819	46,478
Nordstrom Inc.(c)	689	15,592
Norfolk Southern Corp.	1,963	70,040
Northeast Utilities	455	9,564
Northern Trust Corp.	1,001	54,414
Northrop Grumman Corp.	1,625	78,569
NRG Energy Inc.(b)	910	16,362
NSTAR	273	8,575
Nucor Corp.	1,521	61,889
NVIDIA Corp.(b)	2,587	29,699
NYSE Euronext Inc.	728	16,868
Occidental Petroleum Corp.	4,069	229,044
Old Republic International Corp.	1,625	15,226
Omnicare Inc.	546	14,038
Omnicom Group Inc.	1,508	47,457
ONEOK Inc.	234	6,124
Oracle Corp.	20,371	393,975
O’Reilly Automotive Inc.(b)	455	17,677
Owens-Illinois Inc.(b)	780	19,024
PACCAR Inc.	1,729	61,276
Pactiv Corp.(b)	273	5,968
Pall Corp.	663	17,510

Parker Hannifin Corp.	845	38,321
PartnerRe Ltd.	312	21,275
Patterson Companies Inc.(b)	793	16,225
Patterson-UTI Energy Inc.	1,313	16,688
Paychex Inc.	1,664	44,945
Peabody Energy Corp.	1,300	34,307
Pentair Inc.	754	20,087
People’s United Financial Inc.	2,522	39,394
Pepco Holdings Inc.	1,443	17,244
Pepsi Bottling Group Inc.	1,352	42,277
PepsiCo Inc.	7,878	392,009
Perrigo Co.	312	8,087
Petrohawk Energy Corp.(b)	1,391	32,828
PetSmart Inc.	910	20,821
Pfizer Inc.	33,761	451,047
PG&E Corp.	1,755	65,146
Pharmaceutical Product Development Inc.	494	9,687
Philip Morris International Inc.	10,361	375,068
Pinnacle West Capital Corp.	598	16,373
Pioneer Natural Resources Co.	572	13,225
Pitney Bowes Inc.	676	16,589
Plains Exploration & Production Co.(b)	507	9,567
Plum Creek Timber Co. Inc.	975	33,657
PNC Financial Services Group Inc. (The)	2,015	79,996
Polo Ralph Lauren Corp.	390	20,998
PPG Industries Inc.	819	36,077
PPL Corp.	1,846	55,214
Praxair Inc.	1,586	118,331
Precision Castparts Corp.	585	43,793
Priceline.com Inc.(b)	182	17,670
Pride International Inc.(b)	806	18,296
Principal Financial Group Inc.	1,183	19,330
Procter & Gamble Co. (The)	14,911	737,200
Progress Energy Inc.	1,508	51,453
Progressive Corp. (The)(b)	3,276	50,057
Prudential Financial Inc.	2,236	64,576
Public Service Enterprise Group Inc.	2,496	74,481
Public Storage	650	43,459
Pulte Homes Inc.	1,833	21,098
QUALCOMM Inc.	8,229	348,251
Quanta Services Inc.(b)	754	17,138
Quest Diagnostics Inc.	806	41,372
Questar Corp.	832	24,727
Qwest Communications International Inc.	7,670	29,836
R.R. Donnelley & Sons Co.	975	11,359
Ralcorp Holdings Inc.(b)	195	11,146
Range Resources Corp.	754	30,137
Raytheon Co.	2,171	98,194
Regency Centers Corp.	377	14,119
Regions Financial Corp.	4,069	18,270
Reliant Energy Inc.(b)	1,716	8,511
RenaissanceRe Holdings Ltd.	442	21,508
Republic Services Inc.	1,053	22,113
Reynolds American Inc.	780	29,624
Robert Half International Inc.	988	23,732
Rockwell Automation Inc.	767	24,230
Rockwell Collins Inc.	806	30,910
Roper Industries Inc.	221	10,075
Ross Stores Inc.	949	36,005
Rowan Companies Inc.	702	10,958
Royal Caribbean Cruises Ltd.(c)	728	10,723
Safeway Inc.	2,197	43,391
SAIC Inc.(b)	598	10,824
Salesforce.com Inc.(b)(c)	468	20,035

SanDisk Corp.(b)	962	15,123
Sara Lee Corp.	3,328	27,689
SCANA Corp.	169	5,107
Schering-Plough Corp.	8,125	187,038
Schlumberger Ltd.	5,980	292,960
Seagate Technology	2,340	19,094
Sealed Air Corp.	1,105	21,061
Sears Holdings Corp.(b)(c)	364	22,739
SEI Investments Co.	819	11,491
Sempra Energy	1,183	54,442
Sherwin-Williams Co. (The)	533	30,189
Sigma-Aldrich Corp.	585	25,646
Simon Property Group Inc.	1,144	59,030
SLM Corp.(b)	2,769	13,374
Smith International Inc.	1,079	27,892
Southern Co.	3,861	111,506
Southwestern Energy Co.(b)	1,693	60,711
Spectra Energy Corp.	3,068	44,486
Sprint Nextel Corp.(b)	13,169	57,417
SPX Corp.	260	12,004
St. Jude Medical Inc.(b)	1,677	56,213
Stanley Works (The)	520	19,776
Staples Inc.	3,536	72,912
Starbucks Corp.(b)	3,757	54,326
Starwood Hotels & Resorts Worldwide Inc.	1,066	22,237
State Street Corp.	2,093	71,434
Stericycle Inc.(b)	208	9,793
Stryker Corp.	1,417	54,852
Sun Microsystems Inc.(b)	3,694	33,837
Sunoco Inc.	585	15,508
SunPower Corp. Class A(b)(c)	117	3,203
SunTrust Banks Inc.	1,677	24,216
SUPERVALU Inc.	1,040	17,004
Symantec Corp.(b)	3,978	68,621
Synopsys Inc.(b)	1,300	28,314
Synovus Financial Corp.	1,521	4,913
Sysco Corp.	3,003	70,060
T. Rowe Price Group Inc.	1,261	48,574
Target Corp.	3,435	141,728
TD Ameritrade Holding Corp.(b)	1,326	21,097
Telephone and Data Systems Inc.	403	11,554
Teradata Corp.(b)	975	16,302
Terex Corp.(b)	520	7,176
Texas Instruments Inc.	6,526	117,860
Textron Inc.	1,209	12,973
TFS Financial Corp.	312	3,660
Thermo Fisher Scientific Inc.(b)	2,080	72,966
3M Co.	3,315	190,944
Tiffany & Co.	676	19,563
Time Warner Cable Inc.	1,901	61,269
Time Warner Inc.	5,240	114,389
TJX Companies Inc. (The)	2,184	61,086
Toll Brothers Inc.(b)	1,183	23,968
Torchmark Corp.	652	19,123
Total System Services Inc.	1,131	14,104
Travelers Companies Inc. (The)	3,120	128,357
Tyco Electronics Ltd.	2,431	42,397
Tyco International Ltd.	2,834	67,336
Tyson Foods Inc. Class A	1,703	17,950
U.S. Bancorp	8,853	161,302
UDR Inc.	1,262	12,708
Ultra Petroleum Corp.(b)	783	33,512
Union Pacific Corp.	2,496	122,653
United Parcel Service Inc. Class B	3,315	173,507

United States Steel Corp.	598	15,877
United Technologies Corp.	4,667	227,936
UnitedHealth Group Inc.	6,060	142,531
Unum Group	1,781	29,102
Urban Outfitters Inc.(b)	351	6,841
Valero Energy Corp.	2,730	54,163
Varian Medical Systems Inc.(b)	624	20,823
Ventas Inc.	676	19,361
VeriSign Inc.(b)	1,222	25,149
Verizon Communications Inc.	14,222	431,495
Vertex Pharmaceuticals Inc.(b)	923	28,447
VF Corp.	546	32,361
Viacom Inc. Class B(b)	2,951	56,777
Virgin Media Inc.	1,482	11,441
Visa Inc. Class A	1,826	118,617
Vornado Realty Trust	728	35,592
Vulcan Materials Co.	533	25,344
W.R. Berkley Corp.	845	20,204
W.W. Grainger Inc.	390	32,713
Walgreen Co.	4,927	154,856
Wal-Mart Stores Inc.	11,791	594,266
Walt Disney Co. (The)	9,204	201,568
Washington Post Co. (The) Class B	39	16,325
Waste Management Inc.	2,444	65,181
Waters Corp.(b)	494	21,820
WellPoint Inc.(b)	2,730	116,735
Wells Fargo & Co.	19,734	394,877
Western Digital Corp.(b)	1,105	25,990
Western Union Co.	3,744	62,712
Weyerhaeuser Co.	1,066	37,587
Whirlpool Corp.	364	16,438
Whole Foods Market Inc.(c)	702	14,552
Williams Companies Inc. (The)	2,964	41,792
Willis Group Holdings Ltd.	949	26,107
Windstream Corp.	2,275	18,883
Wisconsin Energy Corp.	533	21,299
Wyeth	6,734	285,522
Wynn Resorts Ltd.(b)(c)	312	12,240
Xcel Energy Inc.	2,925	53,937
Xerox Corp.	3,679	22,479
Xilinx Inc.	1,456	29,761
XTO Energy Inc.	2,769	95,974
Yahoo! Inc.(b)	6,396	91,399
Yum! Brands Inc.	2,613	87,144
Zimmer Holdings Inc.(b)	1,170	51,468
Zions Bancorporation	585	6,394

		40,005,615

TOTAL COMMON STOCKS
(Cost: $86,395,980)		72,244,631

Security	Shares	Value

PREFERRED STOCKS—0.23%

GERMANY—0.17%
Fresenius SE	312	16,141
Henkel AG & Co. KGaA	832	22,634
Porsche Automobil Holding SE	468	33,854
RWE AG NVS	221	13,770
Volkswagen AG	533	33,901

		120,300

ITALY—0.06%
Intesa Sanpaolo SpA RNC	5,577	12,563
Telecom Italia SpA RNC	30,394	27,387
Unipol Gruppo Finanziario SpA	7,449	6,268

		46,218

TOTAL PREFERRED STOCKS
(Cost: $233,230)		166,518

Security	Shares	Value

RIGHTS—0.00%

BELGIUM—0.00%
Fortis(a)(b)	2,148	—

		—
SPAIN—0.00%
Banco de Valencia SA(b)	1,164	201

		201
UNITED KINGDOM—0.00%
Liberty International PLC(a)(b)(c)	327	437

		437

TOTAL RIGHTS
(Cost: $0)		638

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.58%

MONEY MARKET FUNDS—0.58%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.50%(d)(e)(f)	237,200	237,200
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.41%(d)(e)(f)	37,071	37,071
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(d)(e)	146,522	146,522

		420,793

TOTAL SHORT-TERM INVESTMENTS
(Cost: $420,793)		420,793

TOTAL INVESTMENTS IN SECURITIES—99.78%
(Cost: $87,050,003)		72,832,580
Other Assets, Less Liabilities—0.22%		163,102

NET ASSETS—100.00%		$72,995,682

NVS  -  Non-Voting Shares

SDR  -  Swedish Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Security valued using Level 3 inputs. See Note 1.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2009

Security	Shares	Value

COMMON STOCKS—99.59%

ADVERTISING—0.12%
Interpublic Group of Companies Inc. (The)(a)	3,555	$22,254
Omnicom Group Inc.	2,578	81,130

		103,384
AEROSPACE & DEFENSE—1.61%
AAR Corp.(a)(b)	346	5,214
Alliant Techsystems Inc.(a)	292	23,258
Boeing Co. (The)	5,249	210,222
CAE Inc.	2,380	15,184
Curtiss-Wright Corp.	459	14,674
Esterline Technologies Corp.(a)	318	8,379
GenCorp Inc.(a)	1,054	2,530
General Dynamics Corp.	2,555	132,017
Goodrich Corp.	1,022	45,254
L-3 Communications Holdings Inc.	932	70,972
Lockheed Martin Corp.	2,535	199,074
Moog Inc. Class A(a)	378	10,123
Northrop Grumman Corp.	2,452	118,554
Orbital Sciences Corp.(a)	551	8,518
Raytheon Co.	3,255	147,224
Rockwell Collins Inc.	1,319	50,584
Spirit AeroSystems Holdings Inc. Class A(a)	807	10,289
Teledyne Technologies Inc.(a)	285	9,100
Triumph Group Inc.	234	9,671
United Technologies Corp.	6,891	336,556

		1,427,397
AGRICULTURE—1.72%
Altria Group Inc.	16,408	267,943
Archer-Daniels-Midland Co.	4,607	113,424
Bunge Ltd.	970	46,570
Lorillard Inc.	1,366	86,236
Monsanto Co.	4,293	364,433
Philip Morris International Inc.	16,213	586,911
Reynolds American Inc.	1,410	53,552
Tejon Ranch Co.(a)	220	5,104

		1,524,173
AIRLINES—0.15%
AirTran Holdings Inc.(a)	1,405	9,765
Alaska Air Group Inc.(a)	256	4,296
AMR Corp.(a)	2,306	10,977

China Eastern Airlines Corp. Ltd. SP ADR(a)	179	3,023
China Southern Airlines Co. Ltd. SP ADR(a)	186	2,172
Continental Airlines Inc. Class B(a)	1,027	10,804
Delta Air Lines Inc.(a)	5,542	34,194
LAN Airlines SA SP ADR	1,043	9,460
Southwest Airlines Co.	5,506	38,432
TAM SA SP ADR(a)	809	5,396
US Airways Group Inc.(a)	826	3,131

		131,650
APPAREL—0.37%
Carter’s Inc.(a)	505	10,797
Coach Inc.(a)	2,737	67,056
Gildan Activewear Inc.(a)	932	10,671
Guess? Inc.	488	12,708
Hanesbrands Inc.(a)	792	13,036
Liz Claiborne Inc.	1,055	5,001
Nike Inc. Class B	2,213	116,116
Phillips-Van Heusen Corp.	479	13,905
Polo Ralph Lauren Corp.	511	27,512
Quiksilver Inc.(a)	1,320	2,178
VF Corp.	698	41,370
Wolverine World Wide Inc.	532	11,082

		331,432
AUTO MANUFACTURERS—2.02%
Daimler AG	7,166	255,826
Ford Motor Co.(a)	22,224	132,900
General Motors Corp.(b)	4,518	8,675
Honda Motor Co. Ltd. SP ADR	14,680	426,601
Oshkosh Corp.	662	6,355
Tata Motors Ltd. SP ADR(b)	2,035	15,690
Toyota Motor Corp. SP ADR	11,908	942,637

		1,788,684
AUTO PARTS & EQUIPMENT—0.24%
American Axle & Manufacturing Holdings Inc.	572	572
ArvinMeritor Inc.	933	1,157
Autoliv Inc.	663	16,356
BorgWarner Inc.	933	27,010
Goodyear Tire & Rubber Co. (The)(a)	1,961	21,551
Johnson Controls Inc.	4,755	90,393
Magna International Inc. Class A	936	31,787
Modine Manufacturing Co.	378	1,444
Superior Industries International Inc.	292	4,403
Tenneco Inc.(a)	465	1,423
TRW Automotive Holdings Corp.(a)	393	3,388
WABCO Holdings Inc.	722	11,545

		211,029
BANKS—8.72%
Allied Irish Banks PLC SP ADR	3,629	8,347
Banco Bilbao Vizcaya Argentaria SA SP ADR	30,097	325,650
Banco de Chile SP ADR	221	8,007
Banco Latinoamericano de Exportaciones SA Class E	493	6,064
Banco Santander Chile SA SP ADR	275	9,738

Banco Santander SA SP ADR(b)	64,785	592,783
BancorpSouth Inc.	742	17,251
Bank of America Corp.	50,760	453,287
Bank of Hawaii Corp.	425	14,934
Bank of Ireland SP ADR	2,040	7,895
Bank of Montreal	4,243	140,061
Bank of New York Mellon Corp. (The)	9,096	231,766
Bank of Nova Scotia	7,832	222,899
Barclays PLC SP ADR(c)	16,571	265,302
BB&T Corp.	4,422	103,209
Canadian Imperial Bank of Commerce	3,107	139,225
City National Corp.	349	12,773
Colonial BancGroup Inc. (The)(b)	1,597	1,214
Comerica Inc.	1,272	26,687
Community Bank System Inc.	622	10,232
Credicorp Ltd.	377	18,858
Credit Suisse Group PLC SP ADR	8,569	328,021
Cullen/Frost Bankers Inc.	531	25,005
Deutsche Bank AG(b)	4,565	239,343
Discover Financial Services	3,837	31,195
F.N.B. Corp.	1,060	7,971
First BanCorp (Puerto Rico)	692	3,813
First Horizon National Corp.	1,729	19,901
HDFC Bank Ltd. SP ADR(a)	821	60,770
HSBC Holdings PLC SP ADR	27,354	973,802
ICICI Bank Ltd. SP ADR	3,312	68,327
KB Financial Group Inc. SP ADR(a)	2,790	88,945
KeyCorp	4,091	25,160
Lloyds TSB Group PLC SP ADR(b)	18,831	120,707
M&T Bank Corp.	617	32,362
Marshall & Ilsley Corp.	2,077	12,005
Mitsubishi UFJ Financial Group Inc. SP ADR	92,567	501,713
Mizuho Financial Group Inc. SP ADR(a)	45,120	189,955
National Bank of Greece SA SP ADR	20,073	81,296
PNC Financial Services Group Inc. (The)	3,423	135,893
Regions Financial Corp.	5,742	25,782
Royal Bank of Canada	10,641	376,053
Royal Bank of Scotland Group PLC SP ADR	6,682	81,788
Santander BanCorp	565	3,785
State Street Corp.	3,443	117,510
SunTrust Banks Inc.	2,808	40,548
Synovus Financial Corp.	2,516	8,127
TCF Financial Corp.	1,071	14,898
Toronto-Dominion Bank (The)	6,704	264,272
U.S. Bancorp	13,773	250,944
Valley National Bancorp(b)	1,146	16,583
Webster Financial Corp.	607	3,175
Wells Fargo & Co.	32,132	642,961
Westpac Banking Corp. SP ADR	4,642	320,066
Wilmington Trust Corp.	617	8,953

		7,737,811
BEVERAGES—2.13%
Brown-Forman Corp. Class B	563	26,180
Coca-Cola Co. (The)	16,961	730,171
Coca-Cola Enterprises Inc.	2,501	42,667

Coca-Cola FEMSA SAB de CV SP ADR	276	10,858
Coca-Cola Hellenic Bottling Co. SA SP ADR	1,400	22,400
Compania Cervecerias Unidas SA SP ADR	243	7,190
Constellation Brands Inc. Class A(a)	1,668	19,332
Cott Corp.(a)	1,233	2,491
Diageo PLC SP ADR	4,991	238,819
Dr Pepper Snapple Group Inc.(a)	2,028	42,000
Embotelladora Andina SA Class A SP ADR	463	5,963
Embotelladora Andina SA Class B SP ADR	480	7,392
Molson Coors Brewing Co. Class B	1,257	48,080
Pepsi Bottling Group Inc.	1,164	36,398
PepsiAmericas Inc.	660	16,216
PepsiCo Inc.	12,474	620,706
Vina Concha y Toro SA SP ADR	315	10,411

		1,887,274
BIOTECHNOLOGY—0.06%
American Oriental Bioengineering Inc.(a)(b)	797	3,379
Charles River Laboratories International Inc.(a)	660	18,249
Enzo Biochem Inc.(a)	848	3,477
Millipore Corp.(a)	505	29,845

		54,950
BUILDING MATERIALS—0.37%
Cemex SAB de CV SP ADR(a)	6,591	49,301
Comfort Systems USA Inc.	739	7,974
CRH PLC SP ADR	5,702	146,655
Eagle Materials Inc.	502	13,956
Lennox International Inc.	465	14,829
Martin Marietta Materials Inc.	338	28,402
Masco Corp.	2,926	25,924
NCI Building Systems Inc.(a)	362	1,430
Owens Corning Inc.(a)	723	12,942
Quanex Building Products Corp.	837	8,579
Simpson Manufacturing Co. Inc.(b)	311	6,923
Texas Industries Inc.	276	8,826

		325,741
CHEMICALS—1.83%
Agrium Inc.	1,255	53,990
Air Products and Chemicals Inc.	1,532	100,959
Airgas Inc.	615	26,519
Albemarle Corp.	777	20,839
Arch Chemicals Inc.	187	4,522
Ashland Inc.	613	13,461
Cabot Corp.	501	7,315
Celanese Corp. Class A	1,161	24,195
CF Industries Holdings Inc.	468	33,719
Cytec Industries Inc.	272	5,402
Dow Chemical Co. (The)	7,257	116,112
E.I. du Pont de Nemours and Co.	7,039	196,388
Eastman Chemical Co.	622	24,681
Ecolab Inc.	1,351	52,081
Ferro Corp.	311	861
FMC Corp.	638	31,090
Georgia Gulf Corp.(b)	1,508	1,659
H.B. Fuller Co.	463	8,177

Huntsman Corp.	887	4,754
International Flavors & Fragrances Inc.	628	19,594
Lubrizol Corp.	557	24,074
Minerals Technologies Inc.	209	7,773
Mosaic Co. (The)	1,198	48,459
Nova Chemicals Corp.	698	4,027
Olin Corp.	537	6,766
OM Group Inc.(a)	289	8,052
PolyOne Corp.(a)	1,541	4,222
Potash Corp. of Saskatchewan	2,368	204,808
PPG Industries Inc.	1,256	55,327
Praxair Inc.	2,447	182,571
RPM International Inc.	933	12,894
Sensient Technologies Corp.	532	12,438
Sherwin-Williams Co. (The)	769	43,556
Sinopec Shanghai Petrochemical Co. Ltd. SP ADR	187	6,356
Sociedad Quimica y Minera de Chile SA Series B SP ADR	848	26,720
Spartech Corp.	983	3,863
Syngenta AG SP ADR	3,853	164,330
Terra Industries Inc.	816	21,624
Valspar Corp. (The)	867	20,808
W.R. Grace & Co.(a)	733	6,472
Westlake Chemical Corp.	240	4,488
Zep Inc.	452	6,116

		1,622,062
COAL—0.19%
Alpha Natural Resources Inc.(a)	603	12,349
Arch Coal Inc.	1,212	16,932
CONSOL Energy Inc.	1,472	46,044
Foundation Coal Holdings Inc.	498	8,088
Massey Energy Co.	678	10,787
Peabody Energy Corp.	2,229	58,823
Yanzhou Coal Mining Co. Ltd. SP ADR	1,714	16,403

		169,426
COMMERCIAL SERVICES—1.51%
Aaron’s Inc.	476	15,975
ABM Industries Inc.	555	9,724
Accenture Ltd. Class A	4,926	144,972
Advance America Cash Advance Centers Inc.	988	3,952
Alliance Data Systems Corp.(a)(b)	514	21,521
AMN Healthcare Services Inc.(a)	338	2,329
Arbitron Inc.	394	8,203
Avis Budget Group Inc.(a)	1,190	2,487
Bowne & Co. Inc.	504	2,575
Brinks Home Security Holdings Inc.(a)	484	12,865
Chemed Corp.	204	8,635
Consolidated Graphics Inc.(a)	162	3,146
Convergys Corp.(a)	1,466	14,821
Corrections Corp. of America(a)	1,163	16,433
DeVry Inc.	490	20,854
Dollar Thrifty Automotive Group Inc.(a)	1,913	7,193
Equifax Inc.	1,123	32,747
FTI Consulting Inc.(a)	424	23,269
Gartner Inc.(a)	660	8,917
GEO Group Inc. (The)(a)	426	7,084

H&R Block Inc.	2,862	43,331
HealthSpring Inc.(a)	543	5,012
Hertz Global Holdings Inc.(a)	1,163	7,908
Hewitt Associates Inc. Class A(a)	746	23,395
Hillenbrand Inc.	761	13,835
Interactive Data Corp.	443	9,959
Iron Mountain Inc.(a)	1,582	45,071
ITT Educational Services Inc.(a)	312	31,440
Jackson Hewitt Tax Service Inc.	241	1,178
Korn/Ferry International(a)	595	6,301
Landauer Inc.	154	8,159
Lender Processing Services Inc.	793	22,727
Live Nation Inc.(a)	1,075	4,203
Manpower Inc.	698	30,077
MAXIMUS Inc.	276	11,131
McKesson Corp.	2,144	79,328
Midas Inc.(a)	365	3,650
Monster Worldwide Inc.(a)	1,139	15,718
Moody’s Corp.	1,657	48,915
New Oriental Education & Technology Group Inc. SP ADR(a)	315	16,689
PHH Corp.(a)	455	7,635
Pre-Paid Legal Services Inc.(a)	115	4,235
Quanta Services Inc.(a)	1,639	37,254
R.R. Donnelley & Sons Co.	1,707	19,887
Robert Half International Inc.	1,401	33,652
Rollins Inc.	461	8,298
SAIC Inc.(a)	1,737	31,440
Service Corp. International	2,404	10,890
Sotheby’s	592	6,873
Spherion Corp.(a)	1,282	4,602
TrueBlue Inc.(a)	586	5,690
United Rentals Inc.(a)	807	4,890
Viad Corp.	187	3,568
Visa Inc. Class A	3,610	234,506
Watson Wyatt Worldwide Inc. Class A	432	22,918
Weight Watchers International Inc.	349	8,683
Western Union Co.	5,820	97,485

		1,338,235
COMPUTERS—2.60%
Affiliated Computer Services Inc. Class A(a)	731	35,366
CGI Group Inc.(a)	2,707	24,038
CIBER Inc.(a)	844	2,726
Computer Sciences Corp.(a)	1,180	43,613
Diebold Inc.	698	18,448
DST Systems Inc.(a)	359	12,985

EMC Corp.(a)	16,224	203,287
FactSet Research Systems Inc.(b)	398	21,329
Hewlett-Packard Co.	19,233	692,003
IHS Inc. Class A(a)	436	18,033
International Business Machines Corp.	10,817	1,116,423
NCR Corp.(a)	1,548	15,712
Perot Systems Corp. Class A(a)	1,093	15,368
Quantum Corp.(a)	4,449	4,671
Teradata Corp.(a)	1,548	25,883
Tyler Technologies Inc.(a)	625	10,312
Unisys Corp.(a)	4,317	5,267
Western Digital Corp.(a)	1,760	41,395

		2,306,859
COSMETICS & PERSONAL CARE—1.69%
Avon Products Inc.	3,452	78,568
Colgate-Palmolive Co.	4,021	237,239
Estee Lauder Companies Inc. (The) Class A	952	28,465
Procter & Gamble Co. (The)	23,375	1,155,660

		1,499,932
DISTRIBUTION & WHOLESALE—0.18%
Corporate Express NV SP ADR(d)	1,296	15,885
Genuine Parts Co.	1,271	43,163
Ingram Micro Inc. Class A(a)	1,271	18,455
Owens & Minor Inc.	434	15,051
W.W. Grainger Inc.	499	41,856
Watsco Inc.	292	12,541
WESCO International Inc.(a)	461	11,986

		158,937
DIVERSIFIED FINANCIAL SERVICES—3.52%
Affiliated Managers Group Inc.(a)	331	18,817
American Express Co.	8,117	204,711
AmeriCredit Corp.(a)	897	9,122
Ameriprise Financial Inc.	1,747	46,033
BlackRock Inc.	154	22,564
Capital One Financial Corp.	3,128	52,363
CIT Group Inc.	3,066	6,807
Citigroup Inc.(b)	43,133	131,556
Doral Financial Corp.(a)(b)	425	2,019
Eaton Vance Corp.	1,015	27,781
Federal Home Loan Mortgage Corp.(b)	8,441	6,668
Federal National Mortgage Association	10,360	8,081
Federated Investors Inc. Class B	774	17,709
Financial Federal Corp.	422	10,385
First Marblehead Corp. (The)(a)(b)	642	1,233
Franklin Resources Inc.	1,267	76,628
Friedman, Billings, Ramsey Group Inc. Class A(a)	4,152	1,121
GAMCO Investors Inc. Class A	163	8,174
Goldman Sachs Group Inc. (The)	3,347	430,089
IntercontinentalExchange Inc.(a)	613	53,699
Invesco Ltd.	3,287	48,385
Investment Technology Group Inc.(a)	379	8,634
Janus Capital Group Inc.	1,366	13,701
Jefferies Group Inc.	1,180	23,093
JPMorgan Chase & Co.	29,797	983,301
Lazard Ltd. Class A	681	18,591
Legg Mason Inc.	1,076	21,595

Morgan Stanley	7,716	182,406
National Financial Partners Corp.	1,260	8,896
Nomura Holdings Inc. SP ADR	15,112	90,823
NYSE Euronext Inc.	2,014	46,664
ORIX Corp. SP ADR(a)	1,435	33,536
Petrobras Energia Participaciones SA SP ADR	1,479	9,525
Raymond James Financial Inc.(b)	844	13,242
Ritchie Bros. Auctioneers Inc.	911	20,406
Shinhan Financial Group Co. Ltd. SP ADR	1,633	80,589
SLM Corp.(a)	3,878	18,731
Stifel Financial Corp.(a)	307	15,114
Student Loan Corp. (The)	38	1,830
SWS Group Inc.	393	5,026
Teton Advisors Inc.(d)	2	0
UBS AG(a)	23,396	319,121
Waddell & Reed Financial Inc. Class A	687	15,396
Woori Finance Holdings Co. Ltd. SP ADR(a)	591	13,593

		3,127,758
ELECTRIC—3.22%
AES Corp. (The)(a)	5,641	39,882
Allegheny Energy Inc.	1,409	36,521
ALLETE Inc.	322	8,385
Alliant Energy Corp.	840	18,782
Ameren Corp.	1,658	38,167
American Electric Power Co. Inc.	3,192	84,205
Avista Corp.	619	9,316
Black Hills Corp.	310	6,163
Calpine Corp.(a)(b)	2,970	24,087
CenterPoint Energy Inc.	2,570	27,345
Central Vermont Public Service Corp.	284	4,873
CH Energy Group Inc.	290	12,888
Cleco Corp.	621	13,097
CMS Energy Corp.	1,859	22,345
Consolidated Edison Inc.	2,138	79,384
Constellation Energy Group Inc.	1,434	34,531
Dominion Resources Inc.	4,502	135,780
DPL Inc.(b)	1,028	23,058
DTE Energy Co.	1,227	36,282
Duke Energy Corp.	9,970	137,686
Dynegy Inc. Class A(a)	4,105	7,307
Edison International	2,332	66,485
El Paso Electric Co.(a)	737	10,171
Empire District Electric Co. (The)	807	12,081
Empresa Nacional de Electricidad SA SP ADR	922	35,359
Enersis SA SP ADR	2,056	30,819
Entergy Corp.	1,481	95,924
Exelon Corp.	5,209	240,291
FirstEnergy Corp.	2,355	96,319
FPL Group Inc.	2,970	159,756
Great Plains Energy Inc.	1,201	17,378
Hawaiian Electric Industries Inc.	815	12,665
Huaneng Power International Inc. SP ADR(a)	659	17,945
IDACORP Inc.	465	11,146
Integrys Energy Group Inc.	622	16,427
Korea Electric Power Corp. SP ADR(a)	3,852	41,139
MDU Resources Group Inc.	1,396	24,528
Mirant Corp.(a)	1,214	15,454
National Grid PLC SP ADR	4,303	179,220

Northeast Utilities	1,315	27,641
NRG Energy Inc.(a)	1,997	35,906
NSTAR	820	25,756
NV Energy Inc.	1,935	19,834
OGE Energy Corp.	862	22,162
Pepco Holdings Inc.	1,670	19,956
PG&E Corp.	2,951	109,541
Pinnacle West Capital Corp.	944	25,847
PNM Resources Inc.	771	6,569
PPL Corp.	2,945	88,085
Progress Energy Inc.	2,069	70,594
Public Service Enterprise Group Inc.	4,022	120,016
Reliant Energy Inc.(a)	3,067	15,212
SCANA Corp.	825	24,931
Southern Co.	6,106	176,341
TECO Energy Inc.	1,510	15,991
TransAlta Corp.	1,788	30,986
UIL Holdings Corp.	344	7,943
UniSource Energy Corp.	478	12,581
Westar Energy Inc.	1,011	17,723
Wisconsin Energy Corp.	938	37,482
Xcel Energy Inc.	3,632	66,974

		2,861,262
ELECTRICAL COMPONENTS & EQUIPMENT—0.45%
AMETEK Inc.	812	26,155
Belden Inc.	387	6,238
C&D Technologies Inc.(a)(b)	1,443	3,160
Emerson Electric Co.	6,018	204,853
Energizer Holdings Inc.(a)	457	26,186
General Cable Corp.(a)	522	14,167
GrafTech International Ltd.(a)	1,397	12,280
Hitachi Ltd. SP ADR	2,637	91,794
Hubbell Inc. Class B	387	12,848

		397,681
ELECTRONICS—1.01%
Advantest Corp. SP ADR	1,410	22,306
Agilent Technologies Inc.(a)	2,944	53,757
Amphenol Corp. Class A	1,400	47,376
Arrow Electronics Inc.(a)	1,104	25,105
AU Optronics Corp. SP ADR	6,065	65,805
Avnet Inc.(a)	1,167	25,546
AVX Corp.	657	6,577
Brady Corp. Class A	582	12,263
Celestica Inc.(a)	2,460	14,539
Checkpoint Systems Inc.(a)	726	8,821
CTS Corp.	1,142	6,932
Jabil Circuit Inc.	1,448	11,729
Koninklijke (Royal) Philips Electronics NV NYS	7,766	139,633
Kyocera Corp. SP ADR	1,503	116,603
LG Display Co. Ltd. SP ADR	3,483	42,806
Mettler-Toledo International Inc.(a)	349	21,509
Park Electrochemical Corp.	270	5,562
PerkinElmer Inc.	933	13,594
Technitrol Inc.	442	1,799
Thermo Fisher Scientific Inc.(a)	3,347	117,413
Thomas & Betts Corp.(a)	463	14,409
Tyco Electronics Ltd.	3,624	63,203

Vishay Intertechnology Inc.(a)	1,993	11,699
Waters Corp.(a)	874	38,605
Watts Water Technologies Inc. Class A	432	9,616

		897,207
ENERGY - ALTERNATE SOURCES—0.04%
Covanta Holding Corp.(a)	1,103	15,563
Headwaters Inc.(a)	943	2,376
LDK Solar Co. Ltd. SP ADR(a)(b)	718	5,744
Suntech Power Holdings Co. Ltd. SP ADR(a)	817	12,198

		35,881
ENGINEERING & CONSTRUCTION—0.60%
ABB Ltd. SP ADR	18,488	262,899
AECOM Technology Corp.(a)	678	17,445
Chicago Bridge & Iron Co. NV NYS	1,097	11,738
Dycom Industries Inc.(a)	572	4,816
EMCOR Group Inc.(a)	619	12,869
Empresas ICA Sociedad Controladora SA de CV SP ADR(a)	1,144	8,294
Fluor Corp.	1,486	56,275
Granite Construction Inc.	296	11,677
Grupo Aeroportuario del Sureste SA de CV Series B SP ADR	104	3,224
Jacobs Engineering Group Inc.(a)	1,005	38,230
KBR Inc.	1,282	20,025
McDermott International Inc.(a)	1,877	30,295
Shaw Group Inc. (The)(a)	767	25,718
URS Corp.(a)	763	33,618

		537,123
ENTERTAINMENT—0.09%
Bally Technologies Inc.(a)	431	11,284
International Game Technology	2,201	27,182
Pinnacle Entertainment Inc.(a)	899	11,220
Regal Entertainment Group Class A	677	8,842
Speedway Motorsports Inc.	236	3,540
Vail Resorts Inc.(a)	310	9,052
Warner Music Group Corp.(a)	1,116	6,004

		77,124
ENVIRONMENTAL CONTROL—0.24%
Calgon Carbon Corp.(a)	471	7,998
Mine Safety Appliances Co.	271	6,680
Nalco Holding Co.	1,323	21,591
Republic Services Inc.	2,441	51,261
Waste Connections Inc.(a)	730	18,819
Waste Management Inc.	3,933	104,893

		211,242
FOOD—2.07%
Cadbury PLC SP ADR	2,702	81,303
Campbell Soup Co.	1,723	44,316
ConAgra Foods Inc.	3,651	64,623
Corn Products International Inc.	537	12,834
Dean Foods Co.(a)	1,196	24,757
Del Monte Foods Co.	1,586	11,974
Flowers Foods Inc.	809	18,688
General Mills Inc.	2,411	122,214

Gruma SAB de CV SP ADR(a)	272	642
H.J. Heinz Co.	2,513	86,497
Hershey Co. (The)	1,271	45,934
Hormel Foods Corp.	584	18,273
J.M. Smucker Co. (The)	916	36,090
Kellogg Co.	1,901	80,051
Kraft Foods Inc. Class A	10,686	250,052
Kroger Co. (The)	4,760	102,911
McCormick & Co. Inc. NVS	971	28,596
Ralcorp Holdings Inc.(a)	495	28,294
Ruddick Corp.	493	12,650
Safeway Inc.	3,466	68,453
Sara Lee Corp.	5,131	42,690
Smithfield Foods Inc.(a)	1,159	10,014
SUPERVALU Inc.	1,779	29,087
Sysco Corp.	4,571	106,641
Tootsie Roll Industries Inc.	317	7,719
TreeHouse Foods Inc.(a)	357	9,493
Tyson Foods Inc. Class A	2,474	26,076
Unilever NV NYS	12,386	245,119
Unilever PLC SP ADR	10,468	203,707
Weis Markets Inc.	183	6,769
Wimm-Bill-Dann Foods OJSC SP ADR(a)	215	9,604

		1,836,071
FOREST PRODUCTS & PAPER—0.29%
Buckeye Technologies Inc.(a)	272	1,401
Clearwater Paper Corp.(a)	153	2,329
Domtar Corp.(a)	3,398	6,184
International Paper Co.	3,197	40,474
MeadWestvaco Corp.	1,532	23,991
Neenah Paper Inc.	594	2,976
P.H. Glatfelter Co.	745	6,616
Plum Creek Timber Co. Inc.	1,298	44,807
Potlatch Corp.	534	15,705
Rayonier Inc.	584	22,554
Rock-Tenn Co. Class A	330	12,461
Sappi Ltd. SP ADR	3,266	8,492
Schweitzer-Mauduit International Inc.	218	5,007
Temple-Inland Inc.	851	10,161
Weyerhaeuser Co.	1,596	56,275

		259,433
GAS—0.35%
AGL Resources Inc.	617	19,232
Atmos Energy Corp.	765	18,903
Energen Corp.	537	19,396
Laclede Group Inc. (The)	269	9,329
New Jersey Resources Corp.	445	14,649
Nicor Inc.	485	15,588
NiSource Inc.	2,094	23,013
Northwest Natural Gas Co.	327	13,374
Piedmont Natural Gas Co.	537	13,114
Sempra Energy	1,805	83,066
South Jersey Industries Inc.	379	13,155
Southern Union Co.	862	13,714
Southwest Gas Corp.	463	9,357
UGI Corp.	774	17,756
Vectren Corp.	622	13,790
WGL Holdings Inc.	387	12,051

		309,487

HAND & MACHINE TOOLS—0.17%
Baldor Electric Co.	378	8,770
Black & Decker Corp. (The)	550	22,165
Kennametal Inc.	537	10,982
Nidec Corp. SP ADR	4,097	56,948
Regal Beloit Corp.	267	10,848
Snap-On Inc.	425	14,416
Stanley Works (The)	660	25,100

		149,229
HEALTH CARE - PRODUCTS—3.11%
Alcon Inc.	603	55,482
Baxter International Inc.	4,929	239,056
Beckman Coulter Inc.	501	26,333
Becton, Dickinson and Co.	1,786	108,017
Boston Scientific Corp.(a)	12,129	102,005
C.R. Bard Inc.	782	56,015
Cantel Medical Corp.(a)	480	6,782
Cooper Companies Inc. (The)	421	12,104
Covidien Ltd.	4,022	132,646
Edwards Lifesciences Corp.(a)	463	29,345
Fresenius Medical Care AG & Co. KGaA	1,646	63,387
Haemonetics Corp.(a)	271	13,992
Hill-Rom Holdings Inc.	649	8,424
Invacare Corp.	432	6,648
Johnson & Johnson	22,070	1,155,585
Kinetic Concepts Inc.(a)	514	12,727
Luxottica Group SpA SP ADR	1,224	22,411
Medtronic Inc.	8,897	284,704
Mindray Medical International Ltd. SP ADR(b)	821	18,735
ResMed Inc.(a)	722	27,761
Smith & Nephew PLC SP ADR	1,402	49,140
St. Jude Medical Inc.(a)	2,734	91,644
Steris Corp.	537	12,942
Stryker Corp.	2,364	91,510
Symmetry Medical Inc.(a)	451	3,274
Varian Medical Systems Inc.(a)	1,033	34,471
West Pharmaceutical Services Inc.	420	13,713
Zimmer Holdings Inc.(a)	1,766	77,686

		2,756,539
HEALTH CARE - SERVICES—0.96%
Aetna Inc.	3,716	81,789
Assisted Living Concepts Inc. Class A(a)	236	4,680
Centene Corp.(a)	457	8,395
Community Health Systems Inc.(a)	988	22,566
Covance Inc.(a)	520	20,426
Coventry Health Care Inc.(a)	1,298	20,651
DaVita Inc.(a)	911	42,243
Health Management Associates Inc. Class A(a)	2,320	10,834
Health Net Inc.(a)	887	12,808
HealthSouth Corp.(a)	766	7,177
Humana Inc.(a)	1,377	39,630
Laboratory Corp. of America Holdings(a)	865	55,490
MDS Inc.(a)	1,272	7,428
MEDNAX Inc.(a)	445	15,975

Molina Healthcare Inc.(a)	323	6,993
Quest Diagnostics Inc.	1,204	61,801
Sunrise Senior Living Inc.(a)	2,421	6,174
UnitedHealth Group Inc.	9,757	229,485
Universal Health Services Inc. Class B	411	20,714
WellPoint Inc.(a)	4,043	172,879

		848,138
HOLDING COMPANIES - DIVERSIFIED—0.98%
Berkshire Hathaway Inc. Class B(a)	264	809,160
Leucadia National Corp.(a)	1,419	30,125
Tomkins PLC SP ADR	1,927	19,540
Walter Energy Inc.	500	11,400

		870,225
HOME BUILDERS—0.15%
Centex Corp.	943	10,316
Champion Enterprises Inc.(a)	1,671	969
D.R. Horton Inc.	2,255	29,428
KB Home	600	10,842
Lennar Corp. Class A	881	8,581
NVR Inc.(a)	42	21,226
Pulte Homes Inc.	1,699	19,555
Thor Industries Inc.(b)	467	10,736
Toll Brothers Inc.(a)	999	20,240
Winnebago Industries Inc.	460	4,053

		135,946
HOME FURNISHINGS—0.56%
Furniture Brands International Inc.	689	2,177
Harman International Industries Inc.	537	9,768
Panasonic Corp. SP ADR	17,026	248,239
Sony Corp. SP ADR	7,961	205,871
Thomson SA SP ADR(a)	2,649	3,523
Whirlpool Corp.	596	26,915

		496,493
HOUSEHOLD PRODUCTS & WARES—0.43%
ACCO Brands Corp.(a)	1,421	2,970
American Greetings Corp. Class A	501	3,933
Avery Dennison Corp.	666	19,141
Blyth Inc.	163	7,185
Church & Dwight Co. Inc.	556	30,252
Clorox Co. (The)	1,080	60,534
Ennis Inc.	387	3,483
Fortune Brands Inc.	1,189	46,740
Jarden Corp.(a)	706	14,191
Kimberly-Clark Corp.	3,280	161,179
Scotts Miracle-Gro Co. (The) Class A	390	13,170
Tupperware Brands Corp.	624	15,619

		378,397
HOUSEWARES—0.04%
Newell Rubbermaid Inc.	2,208	23,074
Toro Co. (The)	387	11,757

		34,831
INSURANCE—3.87%
ACE Ltd.	2,637	122,146

Aegon NV SP ADR	11,361	53,965
Aflac Inc.	3,724	107,586
Alleghany Corp.(a)	53	13,444
Allianz SE SP ADR	36,113	327,184
Allstate Corp. (The)	4,246	99,059
Ambac Financial Group Inc.(b)	2,557	2,327
American Financial Group Inc.	696	12,236
American International Group Inc.	22,583	31,165
Aon Corp.	1,864	78,661
Arthur J. Gallagher & Co.	736	16,545
Aspen Insurance Holdings Ltd.	782	18,440
Assurant Inc.	1,007	24,611
Assured Guaranty Ltd.	584	5,641
AXA SP ADR(a)	13,384	229,937
Axis Capital Holdings Ltd.	1,149	28,311
China Life Insurance Co. Ltd. SP ADR(b)	3,713	196,603
Chubb Corp.	2,778	108,203
CIGNA Corp.	2,130	41,982
CNA Financial Corp.	419	5,015
Conseco Inc.(a)	1,848	2,957
Delphi Financial Group Inc. Class A	387	6,683
Endurance Specialty Holdings Ltd.	464	12,138
Everest Re Group Ltd.	485	36,200
Fairfax Financial Holdings Ltd.	135	35,826
FBL Financial Group Inc. Class A	275	1,581
Fidelity National Financial Inc. Class A	1,798	32,598
First American Corp.	703	19,740
Genworth Financial Inc. Class A	3,364	7,939
Hanover Insurance Group Inc. (The)	515	15,440
Hartford Financial Services Group Inc. (The)	2,446	28,056
HCC Insurance Holdings Inc.	977	23,370
Horace Mann Educators Corp.	600	5,268
ING Groep NV SP ADR	16,717	151,456
Kingsway Financial Services Inc.	904	2,079
Lincoln National Corp.	2,215	24,897
Loews Corp.	2,905	72,305
Manulife Financial Corp.	12,670	216,657
Markel Corp.(a)	77	22,099
Marsh & McLennan Companies Inc.	4,041	85,225
MBIA Inc.(a)	2,450	11,588
Mercury General Corp.	233	7,871
MetLife Inc.	4,041	120,220
Montpelier Re Holdings Ltd.	926	11,538
Old Republic International Corp.	2,024	18,965
PartnerRe Ltd.	425	28,981
Phoenix Companies Inc. (The)	1,778	2,774
Platinum Underwriters Holdings Ltd.	529	15,219
Primus Guaranty Ltd.(a)(b)	827	1,687
Principal Financial Group Inc.	1,904	31,111
ProAssurance Corp.(a)	308	13,534
Progressive Corp. (The)(a)	5,175	79,074
Protective Life Corp.	501	4,294
Prudential Financial Inc.	3,471	100,242
Prudential PLC SP ADR	9,710	111,082
Reinsurance Group of America Inc.	533	16,944
RenaissanceRe Holdings Ltd.	500	24,330
RLI Corp.	223	10,711
StanCorp Financial Group Inc.	463	12,700
Stewart Information Services Corp.	320	7,235

Sun Life Financial Services of Canada Inc.	4,436	103,004
Torchmark Corp.	718	21,059
Transatlantic Holdings Inc.	221	8,383
Travelers Companies Inc. (The)	4,563	187,722
Unitrin Inc.	349	5,933
Unum Group	2,745	44,853
W.R. Berkley Corp.	1,039	24,842
White Mountains Insurance Group Ltd.	75	14,349
Willis Group Holdings Ltd.	1,432	39,394
XL Capital Ltd. Class A	2,526	24,022
Zenith National Insurance Corp.	396	9,025

		3,438,261
INTERNET—0.06%
Giant Interactive Group Inc. SP ADR(b)	1,050	8,694
McAfee Inc.(a)	1,272	47,751

		56,445
IRON & STEEL—0.67%
AK Steel Holding Corp.	1,026	13,348
Allegheny Technologies Inc.	757	24,777
ArcelorMittal NYS(b)	6,010	141,716
Carpenter Technology Corp.	461	9,529
Cliffs Natural Resources Inc.	1,005	23,175
Companhia Siderurgica Nacional SA SP ADR	3,025	56,023
Mechel OAO SP ADR	1,719	9,145
Nucor Corp.	2,324	94,564
POSCO SP ADR	2,286	175,953
Reliance Steel & Aluminum Co.	607	21,385
United States Steel Corp.	939	24,930

		594,545
LEISURE TIME—0.19%
Carnival Corp.	3,328	89,457
Harley-Davidson Inc.	1,753	38,846
Polaris Industries Inc.	349	11,674
Royal Caribbean Cruises Ltd.	1,224	18,030
WMS Industries Inc.(a)	441	14,161

		172,168
LODGING—0.20%
Boyd Gaming Corp.(b)	423	3,887
Choice Hotels International Inc.(b)	311	9,308
Gaylord Entertainment Co.(a)(b)	425	5,924
InterContinental Hotels Group PLC SP ADR	2,546	24,111
Las Vegas Sands Corp.(a)(b)	2,528	19,769
Marcus Corp.	152	1,930
Marriott International Inc. Class A	2,388	56,261
MGM MIRAGE(a)(b)	862	7,224
Orient-Express Hotels Ltd. Class A	386	2,497
Starwood Hotels & Resorts Worldwide Inc.	1,429	29,809
Wyndham Worldwide Corp.	1,469	17,158

		177,878
MACHINERY—0.62%
AGCO Corp.(a)	724	17,593
Albany International Corp. Class A	327	3,035
Applied Industrial Technologies Inc.	349	7,852
Briggs & Stratton Corp.	519	7,723

Cascade Corp.	152	3,674
Caterpillar Inc.	4,745	168,827
CNH Global NV(a)	152	2,426
Cummins Inc.	1,480	50,320
Deere & Co.	3,299	136,117
Flowserve Corp.	500	33,950
Gardner Denver Inc.(a)	465	12,378
Graco Inc.	584	13,777
IDEX Corp.	706	17,827
Kadant Inc.(a)	463	5,713
Manitowoc Co. Inc. (The)	1,079	6,420
NACCO Industries Inc.	103	3,940
Rockwell Automation Inc.	1,078	34,054
Terex Corp.(a)	774	10,681
Wabtec Corp.	438	16,705

		553,012
MACHINERY - DIVERSIFIED—0.07%
Kubota Corp. SP ADR	1,972	59,140

		59,140
MANUFACTURING—3.34%
A.O. Smith Corp.	152	4,726
Acuity Brands Inc.	401	11,525
Ameron International Corp.	132	7,810
AptarGroup Inc.	537	16,663
Barnes Group Inc.	311	4,404
Blount International Inc.(a)	782	5,005
Brink’s Co. (The)	311	8,817
Carlisle Companies Inc.	463	10,533
CLARCOR Inc.	549	17,063
Cooper Industries Ltd. Class A	1,470	48,201
Crane Co.	463	10,691
Danaher Corp.	1,936	113,140
Donaldson Co. Inc.	622	20,520
Dover Corp.	1,584	48,756
Eastman Kodak Co.	2,552	7,784
Eaton Corp.	1,304	57,115
EnPro Industries Inc.(a)	337	5,379
General Electric Co.	84,103	1,063,903
Harsco Corp.	808	22,260
Hexcel Corp.(a)	922	8,842
Honeywell International Inc.	5,358	167,223
Illinois Tool Works Inc.	3,497	114,702
Ingersoll-Rand Co. Ltd. Class A	2,568	55,905
ITT Corp.	1,472	60,367
John Bean Technologies Corp.	235	2,590
Leggett & Platt Inc.	1,471	21,124
Myers Industries Inc.	234	2,347
Pall Corp.	1,009	26,648
Parker Hannifin Corp.	1,333	60,452
Pentair Inc.	774	20,619
Roper Industries Inc.	758	34,557
Siemens AG SP ADR	6,532	437,187
SPX Corp.	479	22,115
Teleflex Inc.	377	16,203
Textron Inc.	1,986	21,310
3M Co.	5,101	293,818
Tredegar Corp.	404	7,102

Trinity Industries Inc.	782	11,425
Tyco International Ltd.	3,844	91,333

		2,960,164
MEDIA—1.61%
A.H. Belo Corp. Class A	977	1,856
Belo Corp. Class A	1,192	2,026
British Sky Broadcasting Group PLC SP ADR	2,131	60,627
Cablevision NY Group Class A	1,853	31,797
CBS Corp. Class B	4,837	34,052
Corus Entertainment Inc. Class B	622	8,266
E.W. Scripps Co. (The) Class A	1,601	3,154
Entravision Communications Corp.(a)	2,816	1,436
Gannett Co. Inc.	1,778	6,952
Grupo Televisa SA SP ADR	3,837	59,397
Hearst-Argyle Television Inc.	558	2,511
John Wiley & Sons Inc. Class A	467	15,831
McGraw-Hill Companies Inc. (The)	2,655	80,048
Media General Inc. Class A(b)	732	1,903
Meredith Corp.(b)	311	7,800
Pearson PLC SP ADR	6,802	70,469
Reed Elsevier NV SP ADR	2,423	52,991
Reed Elsevier PLC SP ADR	2,405	71,188
Rogers Communications Inc. Class B	3,874	95,223
Scripps Networks Interactive Inc. Class A	810	22,226
Shaw Communications Inc. Class B	3,179	49,020
Thomson Reuters Corp.	1,528	43,441
Time Warner Cable Inc.	2,818	90,824
Time Warner Inc.	9,516	207,734
Viacom Inc. Class B(a)	4,338	83,463
Walt Disney Co. (The)	13,662	299,198
Washington Post Co. (The) Class B	57	23,860

		1,427,293
METAL FABRICATE & HARDWARE—0.24%
CIRCOR International Inc.	114	2,933
Commercial Metals Co.	1,010	15,029
Kaydon Corp.	319	10,195
Mueller Water Products Inc. Class A	1,022	4,282
Precision Castparts Corp.	1,096	82,047
Sterlite Industries (India) Ltd. SP ADR	2,743	23,288
Tenaris SA SP ADR	1,925	48,163
Timken Co. (The)	770	12,382
Valmont Industries Inc.	152	9,695
Worthington Industries Inc.	537	8,001

		216,015
MINING—3.24%
Agnico-Eagle Mines Ltd.	1,216	53,638
Alcoa Inc.	7,796	70,710
Alumina Ltd. SP ADR	3,757	16,869
Aluminum Corp. of China Ltd. SP ADR	1,340	25,768
AMCOL International Corp.	321	6,221
AngloGold Ashanti Ltd. SP ADR	2,246	69,177
Barrick Gold Corp.	6,865	199,772
BHP Billiton Ltd. SP ADR	13,415	645,798
BHP Billiton PLC SP ADR	8,935	373,840
Cameco Corp.	3,024	68,917
Coeur d’Alene Mines Corp.(a)	6,321	8,723

Companhia Vale do Rio Doce SP ADR	10,530	173,850
Compania de Minas Buenaventura SA SP ADR	1,285	27,191
Compass Minerals International Inc.	263	12,682
Freeport-McMoRan Copper & Gold Inc.	3,196	136,309
Gold Fields Ltd. SP ADR	5,339	55,526
Goldcorp Inc.	5,808	159,836
Harmony Gold Mining Co. Ltd. SP ADR(a)	2,587	24,111
Hecla Mining Co.(a)(b)	1,623	4,009
IAMGOLD Corp.	2,899	23,163
Kinross Gold Corp.	5,479	84,651
Newmont Mining Corp.	3,831	154,159
Rio Tinto PLC SP ADR	1,771	288,584
RTI International Metals Inc.(a)	238	3,096
Silver Wheaton Corp.(a)	2,614	19,919
Southern Copper Corp.	1,850	34,355
Stillwater Mining Co.(a)	658	2,968
Teck Resources Ltd. Class B	3,951	41,644
Titanium Metals Corp.	846	5,744
Vulcan Materials Co.	759	36,090
Yamana Gold Inc.	5,868	46,416

		2,873,736
OFFICE & BUSINESS EQUIPMENT—0.42%
Canon Inc. SP ADR	9,384	283,491
Pitney Bowes Inc.	1,603	39,338
Xerox Corp.	7,636	46,656

		369,485
OFFICE FURNISHINGS—0.00%
Steelcase Inc. Class A	772	3,497

		3,497
OIL & GAS—14.16%
Anadarko Petroleum Corp.	3,662	157,686
Apache Corp.	2,682	195,411
Atwood Oceanics Inc.(a)	597	13,325
Berry Petroleum Co. Class A	515	8,487
BP PLC SP ADR	24,928	1,058,443
Cabot Oil & Gas Corp.	848	25,601
Canadian Natural Resources Ltd.	4,301	198,319
Chesapeake Energy Corp.	4,901	96,599
Chevron Corp.	16,028	1,059,451
China Petroleum & Chemical Corp. SP ADR	1,327	102,975
Cimarex Energy Co.	815	21,924
CNOOC Ltd. SP ADR	1,234	137,406
Comstock Resources Inc.(a)	500	17,230
ConocoPhillips	10,971	449,811
Denbury Resources Inc.(a)	2,031	33,065
Devon Energy Corp.	3,359	174,164
Diamond Offshore Drilling Inc.	558	40,405
EnCana Corp.	6,016	275,112
Encore Acquisition Co.(a)	509	14,858
Eni SpA SP ADR	9,746	416,057
ENSCO International Inc.	1,199	33,908
EOG Resources Inc.	1,988	126,198
EQT Corp.	1,009	33,933
EXCO Resources Inc.(a)	1,447	17,046
Exxon Mobil Corp.	39,452	2,630,265
Forest Oil Corp.(a)	661	10,576

Frontier Oil Corp.	935	11,884
Goodrich Petroleum Corp.(a)	430	9,860
Helmerich & Payne Inc.	840	25,889
Hess Corp.	2,371	129,907
Marathon Oil Corp.	5,692	169,052
Mariner Energy Inc.(a)	1,072	12,199
Murphy Oil Corp.	1,495	71,326
Nabors Industries Ltd.(a)	2,156	32,793
Newfield Exploration Co.(a)	1,094	34,111
Nexen Inc.	4,162	79,494
Noble Corp.	2,168	59,251
Noble Energy Inc.	1,398	79,337
Occidental Petroleum Corp.	6,489	365,266
Parker Drilling Co.(a)	1,931	5,330
Penn Virginia Corp.	409	5,755
Penn West Energy Trust	1,570	17,223
Petro-Canada	3,956	124,733
PetroChina Co. Ltd. SP ADR	1,683	146,270
Petrohawk Energy Corp.(a)	2,361	55,720
Petroleo Brasileiro SA SP ADR	9,011	302,499
Pioneer Natural Resources Co.	1,013	23,421
Plains Exploration & Production Co.(a)	1,007	19,002
Pride International Inc.(a)	1,491	33,846
Quicksilver Resources Inc.(a)	1,093	8,886
Range Resources Corp.	1,303	52,081
Repsol YPF SA SP ADR	6,297	118,635
Rowan Companies Inc.	731	11,411
Royal Dutch Shell PLC Class A SP ADR(b)	14,104	644,271
Royal Dutch Shell PLC Class B SP ADR	10,900	495,950
Sasol Ltd. SP ADR	3,505	105,536
Southwestern Energy Co.(a)	2,772	99,404
St. Mary Land & Exploration Co.	708	12,652
StatoilHydro ASA SP ADR	8,597	159,904
Stone Energy Corp.(a)	386	1,664
Suncor Energy Inc.	7,549	191,443
Sunoco Inc.	990	26,245
Swift Energy Co.(a)	392	4,241
Talisman Energy Inc.	8,214	103,004
Tesoro Corp.	1,157	17,644
Total SA SP ADR	16,764	833,506
Transocean Ltd.(a)	2,560	172,749
Ultra Petroleum Corp.(a)	1,307	55,940
Unit Corp.(a)	462	12,608
VAALCO Energy Inc.(a)	1,327	6,330
Valero Energy Corp.	4,212	83,566
W&T Offshore Inc.	568	5,271
Whiting Petroleum Corp.(a)	397	13,006
XTO Energy Inc.	4,694	162,694
YPF SA SP ADR	99	2,831

		12,563,895
OIL & GAS SERVICES—1.37%
Baker Hughes Inc.	2,488	88,523
BJ Services Co.	2,232	31,002
Cameron International Corp.(a)	1,707	43,665
Compagnie Generale de Geophysique-Veritas SP ADR(a)	1,439	20,750
Complete Production Services Inc.(a)	738	4,930
Core Laboratories NV	232	19,309

Dril-Quip Inc.(a)	338	11,620
Exterran Holdings Inc.(a)	585	12,080
FMC Technologies Inc.(a)	1,085	37,140
Halliburton Co.	7,142	144,411
Helix Energy Solutions Group Inc.(a)	744	6,763
ION Geophysical Corp.(a)	1,235	3,088
National Oilwell Varco Inc.(a)	3,277	99,228
Newpark Resources Inc.(a)	1,142	3,198
Oceaneering International Inc.(a)	510	23,241
Oil States International Inc.(a)	567	10,716
Schlumberger Ltd.	9,553	468,001
SEACOR Holdings Inc.(a)	152	9,989
Smith International Inc.	1,718	44,410
Superior Energy Services Inc.(a)	658	12,640
Tetra Technologies Inc.(a)	607	3,472
Tidewater Inc.	425	18,381
Weatherford International Ltd.(a)	5,557	92,413
Willbros Group Inc.(a)	514	5,890

		1,214,860
PACKAGING & CONTAINERS—0.24%
Ball Corp.	770	29,044
Bemis Co. Inc.	943	22,670
Crown Holdings Inc.(a)	1,381	30,451
Greif Inc. Class A	251	11,363
Intertape Polymer Group Inc.(a)	1,778	925
Owens-Illinois Inc.(a)	1,421	34,658
Packaging Corp. of America	807	12,807
Pactiv Corp.(a)	1,041	22,756
Sealed Air Corp.	1,396	26,608
Sonoco Products Co.	805	19,650

		210,932
PHARMACEUTICALS—6.93%
Abbott Laboratories	12,238	512,160
Allergan Inc.	2,525	117,817
AmerisourceBergen Corp.	1,270	42,723
AstraZeneca PLC SP ADR	11,745	410,723
Bristol-Myers Squibb Co.	15,736	302,131
Cardinal Health Inc.	2,899	97,957
Dr. Reddy’s Laboratories Ltd. SP ADR	1,463	16,020
Elan Corp. PLC SP ADR(a)	3,776	22,316
Eli Lilly and Co.	7,735	254,636
Forest Laboratories Inc.(a)	2,485	53,900
GlaxoSmithKline PLC SP ADR	22,817	701,851
Herbalife Ltd.	535	10,604
Hospira Inc.(a)	1,270	41,745
King Pharmaceuticals Inc.(a)	2,178	17,163
K-V Pharmaceutical Co. Class A(a)	582	815
Medco Health Solutions Inc.(a)	4,028	175,419
Medicis Pharmaceutical Corp. Class A	533	8,565
Merck & Co. Inc.	16,842	408,250
NBTY Inc.(a)	452	11,711
Novartis AG SP ADR	19,572	741,975
Novo-Nordisk A/S SP ADR	3,785	179,825
Omnicare Inc.	985	25,324
Pfizer Inc.	53,725	717,766

PharMerica Corp.(a)	365	6,661
Sanofi-Aventis SP ADR	16,637	477,815
Schering-Plough Corp.	13,038	300,135
Valeant Pharmaceuticals International(a)	646	10,827
Watson Pharmaceuticals Inc.(a)	891	27,568
Wyeth	10,710	454,104

		6,148,506
PIPELINES—0.53%
El Paso Corp.	5,612	38,723
Enbridge Inc.	2,730	84,221
National Fuel Gas Co.	615	20,117
ONEOK Inc.	774	20,256
Questar Corp.	1,468	43,629
Spectra Energy Corp.	5,083	73,704
TransCanada Corp.	4,867	121,529
Transportadora de Gas del Sur SA SP ADR	1,810	3,602
Williams Companies Inc. (The)	4,834	68,159

		473,940
REAL ESTATE—0.15%
Brookfield Asset Management Inc. Class A	4,141	64,310
Brookfield Properties Corp.	2,030	15,164
Forest City Enterprises Inc. Class A	808	6,811
Forestar Group Inc.(a)	588	7,562
Hilltop Holdings Inc.(a)	722	8,180
Jones Lang LaSalle Inc.	278	8,971
MI Developments Inc. Class A	692	4,962
St. Joe Co. (The)(a)	757	18,834

		134,794
REAL ESTATE INVESTMENT TRUSTS—1.41%
Alesco Financial Inc.	3,686	1,585
Alexandria Real Estate Equities Inc.	311	11,345
AMB Property Corp.	1,192	22,755
American Campus Communities Inc.	337	7,306
Annaly Capital Management Inc.	4,395	61,838
Anworth Mortgage Asset Corp.	1,412	9,079
Apartment Investment and Management Co. Class A	1,276	9,315
Ashford Hospitality Trust Inc.	1,368	4,131
AvalonBay Communities Inc.	603	34,256
BioMed Realty Trust Inc.	1,047	11,946
Boston Properties Inc.	965	47,690
BRE Properties Inc. Class A	387	9,509
Camden Property Trust	534	14,487
CapitalSource Inc.	1,622	5,012
CapLease Inc.	1,689	5,016
Chimera Investment Corp.	3,599	12,704
DCT Industrial Trust Inc.	2,146	9,485
Developers Diversified Realty Corp.	963	3,977
Douglas Emmett Inc.	744	7,120

Duke Realty Corp.	1,786	17,449
EastGroup Properties Inc.	387	13,007
Entertainment Properties Trust	397	9,175
Equity Lifestyle Properties Inc.	246	9,759
Equity One Inc.(b)	631	9,389
Equity Residential	2,340	53,563
Essex Property Trust Inc.	213	13,523
Extra Space Storage Inc.	1,035	7,359
Federal Realty Investment Trust	467	25,778
FelCor Lodging Trust Inc.	742	1,469
First Industrial Realty Trust Inc.	502	1,893
Getty Realty Corp.	384	7,534
Glimcher Realty Trust	660	1,617
HCP Inc.	1,924	42,232
Health Care REIT Inc.	910	31,004
Highwoods Properties Inc.	425	10,196
Home Properties Inc.	318	11,588
Hospitality Properties Trust	672	8,225
Host Hotels & Resorts Inc.	4,067	31,275
HRPT Properties Trust	2,127	9,167
Inland Real Estate Corp.	660	5,795
iStar Financial Inc.(b)	1,154	3,889
Kilroy Realty Corp.	234	5,040
Kimco Realty Corp.	2,412	28,992
LaSalle Hotel Properties	619	7,403
Lexington Realty Trust	965	3,715
Liberty Property Trust	780	18,985
Macerich Co. (The)(b)	568	9,957
Maguire Properties Inc.(a)	698	761
MFA Financial Inc.	2,429	14,307
National Health Investors Inc.	311	8,341
National Retail Properties Inc.	726	12,879
Nationwide Health Properties Inc.	767	18,937
NorthStar Realty Finance Corp.	1,289	4,086
Omega Healthcare Investors Inc.	1,049	16,490
Parkway Properties Inc.	500	6,935
Pennsylvania Real Estate Investment Trust(b)	599	4,642
Post Properties Inc.	493	6,291
ProLogis	3,361	30,619
Public Storage	971	64,921
Ramco-Gershenson Properties Trust	775	8,525
Realty Income Corp.(b)	922	20,588
Regency Centers Corp.	565	21,159
Saul Centers Inc.	233	7,419
Senior Housing Properties Trust	954	15,636
Simon Property Group Inc.	1,911	98,608
SL Green Realty Corp.(b)	467	8,247
Sovran Self Storage Inc.	311	7,010
Strategic Hotels & Resorts Inc.	1,037	871
Sun Communities Inc.	549	8,043
Sunstone Hotel Investors Inc.	376	1,989
Tanger Factory Outlet Centers Inc.	466	15,527
Taubman Centers Inc.	387	9,218
UDR Inc.	1,475	14,853
Universal Health Realty Income Trust	462	14,793
U-Store-It Trust	1,405	4,819
Ventas Inc.	1,201	34,397
Vornado Realty Trust	1,117	54,610

Washington Real Estate Investment Trust	729	15,550
Weingarten Realty Investors	917	14,250

		1,252,855
RETAIL—4.83%
Abercrombie & Fitch Co. Class A	697	18,861
Advance Auto Parts Inc.	816	35,700
Aeropostale Inc.(a)	534	18,140
American Eagle Outfitters Inc.	1,443	21,385
AnnTaylor Stores Corp.(a)	779	5,757
AutoNation Inc.(a)	1,184	20,969
AutoZone Inc.(a)	305	50,749
Barnes & Noble Inc.(b)	391	10,213
Best Buy Co. Inc.	2,742	105,238
Big Lots Inc.(a)	670	18,519
BJ’s Wholesale Club Inc.(a)	537	17,904
Blockbuster Inc. Class A(a)(b)	2,297	1,838
Brinker International Inc.	859	15,221
Brown Shoe Co. Inc.	623	4,006
Buckle Inc. (The)	304	11,361
Cabela’s Inc.(a)	492	6,303
CarMax Inc.(a)	1,544	19,701
Cash America International Inc.	313	6,999
Cato Corp. (The) Class A	466	8,957
Chipotle Mexican Grill Inc. Class B(a)	193	12,643
CKE Restaurants Inc.	687	6,575
Collective Brands Inc.(a)	834	12,110
CVS Caremark Corp.	11,476	364,707
Darden Restaurants Inc.	1,084	40,075
Delhaize Group SP ADR	800	54,080
Dick’s Sporting Goods Inc.(a)(b)	760	14,440
Dillard’s Inc. Class A	774	5,968
DineEquity Inc.	152	4,870
Family Dollar Stores Inc.	1,035	34,352
GameStop Corp. Class A(a)	1,243	37,489
Gap Inc. (The)	4,281	66,527
Genesco Inc.(a)	152	3,463
Home Depot Inc. (The)	13,536	356,268
J.C. Penney Co. Inc.	1,536	47,140
Kohl’s Corp.(a)	2,319	105,167
Landry’s Restaurants Inc.(a)	187	1,709
Limited Brands Inc.	2,665	30,434
Lowe’s Companies Inc.	11,649	250,454
Macy’s Inc.	3,462	47,360
McDonald’s Corp.	8,955	477,212
Men’s Wearhouse Inc. (The)	423	7,885
Movado Group Inc.	718	6,584
MSC Industrial Direct Co. Inc. Class A	497	20,302
New York & Co. Inc.(a)	622	3,608
99 Cents Only Stores(a)	691	7,421
Nordstrom Inc.(b)	1,515	34,284
Nu Skin Enterprises Inc. Class A	483	6,192
OfficeMax Inc.	884	6,586

Penske Automotive Group Inc.	688	9,116
Regis Corp.	349	6,680
Rite Aid Corp.(a)	6,608	5,947
Saks Inc.(a)(b)	971	5,059
Sonic Automotive Inc.	482	2,487
Stage Stores Inc.	627	7,681
Talbots Inc. (The)	696	1,643
Target Corp.	5,451	224,908
Tiffany & Co.	978	28,303
Tim Hortons Inc.	1,615	39,228
TJX Companies Inc. (The)	3,405	95,238
Tween Brands Inc.(a)	323	943
Under Armour Inc. Class A(a)	356	8,380
Walgreen Co.	7,951	249,900
Wal-Mart Stores Inc.	19,373	976,399
Wendy’s/Arby’s Group Inc. Class A	3,674	18,370
World Fuel Services Corp.	308	11,744
Yum! Brands Inc.	3,782	126,130

		4,281,882
SAVINGS & LOANS—0.05%
Guaranty Financial Group Inc.(a)	1,987	1,172
New York Community Bancorp Inc.	2,687	30,390
NewAlliance Bancshares Inc.	1,226	15,828

		47,390
SEMICONDUCTORS—1.03%
Advanced Micro Devices Inc.(a)	5,181	18,703
Advanced Semiconductor Engineering Inc. SP ADR	7,614	23,070
Analog Devices Inc.	2,321	49,391
Emulex Corp.(a)	1,127	11,800
Fairchild Semiconductor International Inc.(a)	1,352	8,328
International Rectifier Corp.(a)	655	11,056
LSI Corp.(a)	5,944	22,825
MEMC Electronic Materials Inc.(a)	1,927	31,217
Micron Technology Inc.(a)	6,792	33,145
National Semiconductor Corp.	1,888	23,355
Semiconductor Manufacturing International Corp. SP ADR(a)	4,539	8,896
STMicroelectronics NV NYS	5,140	33,770
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	35,285	372,962
Teradyne Inc.(a)	1,596	9,480
Texas Instruments Inc.	10,271	185,494
United Microelectronics Corp. SP ADR(b)	21,877	66,725

		910,217
SOFTWARE—0.88%
American Reprographics Co.(a)	420	2,709

BMC Software Inc.(a)	1,603	55,576
Broadridge Financial Solutions Inc.	1,281	24,787
Dun & Bradstreet Corp. (The)	445	36,223
Fair Isaac Corp.	494	8,309
Fidelity National Information Services Inc.	1,579	28,185
Global Payments Inc.	753	24,141
IMS Health Inc.	1,451	18,225
Konami Corp. SP ADR	847	12,688
MasterCard Inc. Class A(b)	644	118,142
Metavante Technologies Inc.(a)	766	18,070
Red Hat Inc.(a)	1,543	26,648
Salesforce.com Inc.(a)	902	38,615
SAP AG SP ADR(b)	6,975	265,678
Sybase Inc.(a)	774	26,285
SYNNEX Corp.(a)	319	6,868
Total System Services Inc.	1,529	19,067
VeriFone Holdings Inc.(a)	840	6,308
VMware Inc. Class A(a)(b)	546	14,240
Wipro Ltd. SP ADR	2,882	27,033

		777,797
TELECOMMUNICATIONS—7.95%
Alcatel-Lucent SP ADR(a)	19,820	49,550
Amdocs Ltd.(a)	1,509	31,583
America Movil SAB de CV Series L SP ADR	6,245	205,148
American Tower Corp. Class A(a)	3,240	102,902
Anixter International Inc.(a)	272	10,820
AT&T Inc.	47,318	1,212,287
BCE Inc.	6,433	137,666
British Telecom PLC SP ADR	6,189	84,975
CenturyTel Inc.	794	21,557
China Mobile Hong Kong Ltd. SP ADR	6,653	287,143
China Telecom Corp. Ltd. SP ADR	1,138	56,183
China Unicom (Hong Kong) Ltd. SP ADR(b)	10,271	118,835
Cincinnati Bell Inc.(a)	3,526	9,838
CommScope Inc.(a)	607	15,236
Corning Inc.	12,456	182,107
Crown Castle International Corp.(a)	2,111	51,762
Deutsche Telekom AG SP ADR	23,662	257,443
Embarq Corp.	1,142	41,752
FairPoint Communications Inc.	931	968
France Telecom SA SP ADR	15,123	333,613
Frontier Communications Corp.	2,742	19,496
Harris Corp.	1,085	33,179
Hellenic Telecommunications Organization SA SP ADR	3,971	29,505
KT Corp. SP ADR	1,645	23,556
Magyar Telekom PLC SP ADR	862	9,982
MasTec Inc.(a)	713	8,920
MetroPCS Communications Inc.(a)	2,011	34,368

Mobile TeleSystems SP ADR	1,540	51,036
Motorola Inc.	17,056	94,320
NeuStar Inc. Class A(a)	817	15,531
Nippon Telegraph and Telephone Corp. SP ADR	7,034	132,239
Nokia OYJ SP ADR	30,263	427,919
NTT DoCoMo Inc. SP ADR	13,169	183,444
Philippine Long Distance Telephone Co. SP ADR	586	26,880
Plantronics Inc.	697	8,880
Portugal Telecom SGPS SA SP ADR	5,482	41,389
PT Indosat Tbk SP ADR	238	6,200
PT Telekomunikasi Indonesia SP ADR	1,956	56,215
Qwest Communications International Inc.	11,716	45,575
Rostelecom SP ADR(a)	480	26,280
SK Telecom Co. Ltd. SP ADR	2,704	42,372
Sprint Nextel Corp.(a)	22,074	96,243
Syniverse Holdings Inc.(a)	603	7,598
Tata Communications Ltd. SP ADR	267	6,157
Telecom Argentina SA SP ADR(a)(b)	897	8,297
Telecom Corp. of New Zealand Ltd. SP ADR	3,216	25,760
Telecom Italia SpA SP ADR	8,954	112,104
Telefonica SA SP ADR	10,916	614,462
Telefonos de Mexico SAB de CV Series L SP ADR(b)	2,275	36,400
Telkom South Africa Ltd. SP ADR	431	21,666
Telmex Internacional SAB de CV SP ADR	2,777	28,825
TELUS Corp.	1,151	26,761
Turkcell Iletisim Hizmetleri AS SP ADR	2,405	30,544
Verizon Communications Inc.	22,642	686,958
Vimpel-Communications SP ADR(a)	2,383	22,448
Vodafone Group PLC SP ADR	42,026	771,177
Windstream Corp.	3,852	31,972

		7,056,026
TEXTILES—0.03%
Mohawk Industries Inc.(a)	425	20,107
UniFirst Corp.	222	8,278

		28,385
TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	1,079	28,766
Marvel Entertainment Inc.(a)	512	15,278
Mattel Inc.	3,052	45,658

		89,702
TRANSPORTATION—1.45%
Bristow Group Inc.(a)	339	7,716
Burlington Northern Santa Fe Corp.	2,139	144,340
Canadian National Railway Co.	3,726	150,605
Canadian Pacific Railway Ltd.	1,276	45,757
Con-way Inc.	535	13,257
CSX Corp.	3,152	93,268
FedEx Corp.	2,343	131,114
Frontline Ltd.(b)	600	12,078
Genesee & Wyoming Inc. Class A(a)	343	10,290
Guangshen Railway Co. Ltd. SP ADR	421	9,409
Kansas City Southern Industries Inc.(a)	691	10,538
Kirby Corp.(a)	531	16,387

Knight Transportation Inc.	583	10,307
Norfolk Southern Corp.	2,926	104,400
Overseas Shipholding Group Inc.	211	6,058
Ryder System Inc.	501	13,873
Ship Finance International Ltd.	662	5,713
Teekay Corp.	537	7,754
Tsakos Energy Navigation Ltd.	311	4,870
Union Pacific Corp.	3,986	195,872
United Parcel Service Inc. Class B	5,528	289,336

		1,282,942
TRUCKING & LEASING—0.01%
GATX Corp.	385	11,592

		11,592
WATER—0.15%
American States Water Co.	276	9,530
Aqua America Inc.	973	17,855
California Water Service Group	246	9,601
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	461	13,009
Veolia Environnement SP ADR	3,158	86,245

		136,240

TOTAL COMMON STOCKS
(Cost: $140,517,206)		88,362,637

Security	Shares	Value

PREFERRED STOCKS—0.04%

ELECTRIC—0.02%
Companhia Paranaense de Energia SP ADR	1,194	14,973

		14,973
FOREST PRODUCTS & PAPER—0.01%
Aracruz Celulose SA SP ADR	496	5,922
Votorantim Celulose e Papel SA SP ADR(a)	525	4,588

		10,510
REAL ESTATE INVESTMENT TRUSTS—0.01%
Public Storage Class A, 6.13%	480	11,453

		11,453

TOTAL PREFERRED STOCKS
(Cost: $74,510)		36,936

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.93%

MONEY MARKET FUNDS—1.93%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.50%(c)(e)(f)	1,411,767	1,411,767
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.41%(c)(e)(f)	220,639	220,639
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(c)(e)	77,906	77,906

		1,710,312

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,710,312)		1,710,312

TOTAL INVESTMENTS IN SECURITIES—101.56%
(Cost: $142,302,028)		90,109,885
Other Assets, Less Liabilities—(1.56)%		(1,382,810)

NET ASSETS—100.00%		$88,727,075

NVS  -  Non-Voting Shares

NYS  -  New York Registered Shares

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

April 30, 2009

Security	Shares	Value

COMMON STOCKS—99.86%

AEROSPACE & DEFENSE—3.00%
Boeing Co. (The)	9,365	$375,068
General Dynamics Corp.	4,676	241,609
Lockheed Martin Corp.	4,565	358,489
Raytheon Co.	5,978	270,385
United Technologies Corp.	12,561	613,479

		1,859,030
AGRICULTURE—3.87%
Altria Group Inc.	29,530	482,225
Archer-Daniels-Midland Co.	8,433	207,620
Monsanto Co.	7,749	657,813
Philip Morris International Inc.	28,985	1,049,257

		2,396,915
APPAREL—0.33%
Nike Inc. Class B	3,878	203,479

		203,479
BANKS—4.58%
Bank of America Corp.	91,773	819,533
Bank of New York Mellon Corp. (The)	16,281	414,840
U.S. Bancorp	24,694	449,925
Wells Fargo & Co.	57,637	1,153,316

		2,837,614
BEVERAGES—3.92%
Coca-Cola Co. (The)	30,496	1,312,853
PepsiCo Inc.	22,430	1,116,117

		2,428,970
CHEMICALS—1.25%
E.I. du Pont de Nemours and Co.	12,866	358,961
Mosaic Co. (The)	2,121	85,794
Praxair Inc.	4,418	329,627

		774,382
COMMERCIAL SERVICES—1.09%
Accenture Ltd. Class A	8,903	262,015
Visa Inc. Class A	6,392	415,224

		677,239
COMPUTERS—5.83%
EMC Corp.(a)	29,207	365,964
Hewlett-Packard Co.	34,488	1,240,878
International Business Machines Corp.	19,408	2,003,100

		3,609,942
COSMETICS & PERSONAL CARE—4.04%
Colgate-Palmolive Co.	7,271	428,989
Procter & Gamble Co. (The)	41,984	2,075,689

		2,504,678

DIVERSIFIED FINANCIAL SERVICES—5.24%
American Express Co.	14,868	374,971
Goldman Sachs Group Inc. (The)	6,043	776,525
JPMorgan Chase & Co.	53,465	1,764,345
Morgan Stanley	14,024	331,527

		3,247,368
ELECTRIC—3.07%
Dominion Resources Inc.	8,337	251,444
Duke Energy Corp.	17,981	248,318
Entergy Corp.	2,722	176,304
Exelon Corp.	9,438	435,375
FirstEnergy Corp.	4,382	179,224
FPL Group Inc.	5,383	289,552
Southern Co.	11,131	321,463

		1,901,680
ELECTRICAL COMPONENTS & EQUIPMENT—0.59%
Emerson Electric Co.	10,811	368,006

		368,006
FOOD—1.40%
General Mills Inc.	4,446	225,368
Kraft Foods Inc. Class A	19,220	449,748
Kroger Co. (The)	8,756	189,305

		864,421
HEALTH CARE - PRODUCTS—5.73%
Alcon Inc.	1,093	100,567
Baxter International Inc.	8,779	425,781
Becton, Dickinson and Co.	3,251	196,620
Covidien Ltd.	7,226	238,313
Johnson & Johnson	39,620	2,074,503
Medtronic Inc.	16,107	515,424

		3,551,208
HEALTH CARE - SERVICES—1.16%
UnitedHealth Group Inc.	17,580	413,482
WellPoint Inc.(a)	7,138	305,221

		718,703
HOLDING COMPANIES - DIVERSIFIED—0.78%
Berkshire Hathaway Inc. Class B(a)	157	481,205

		481,205
HOUSEHOLD PRODUCTS & WARES—0.47%
Kimberly-Clark Corp.	5,948	292,285

		292,285
INSURANCE—0.91%
MetLife Inc.	7,260	215,985
Travelers Companies Inc. (The)	8,368	344,260

		560,245
MACHINERY—0.50%
Caterpillar Inc.	8,620	306,700

		306,700
MANUFACTURING—5.10%
Danaher Corp.	3,540	206,878
General Electric Co.	151,275	1,913,629
Honeywell International Inc.	9,632	300,615
Illinois Tool Works Inc.	6,303	206,738
3M Co.	9,191	529,402

		3,157,262

MEDIA—1.48%
Time Warner Inc.	17,066	372,551
Walt Disney Co. (The)	24,877	544,806

		917,357
MINING—0.44%
Newmont Mining Corp.	6,838	275,161

		275,161
OIL & GAS—16.75%
Anadarko Petroleum Corp.	6,578	283,249
Apache Corp.	4,769	347,469
Chevron Corp.	28,715	1,898,061
ConocoPhillips	19,749	809,709
Devon Energy Corp.	6,005	311,359
EOG Resources Inc.	3,545	225,037
Exxon Mobil Corp.	70,791	4,719,636
Hess Corp.	4,238	232,200
Marathon Oil Corp.	10,174	302,168
Occidental Petroleum Corp.	11,595	652,683
Transocean Ltd.(a)	4,573	308,586
XTO Energy Inc.	8,265	286,465

		10,376,622
OIL & GAS SERVICES—1.77%
Halliburton Co.	12,813	259,079
Schlumberger Ltd.	17,092	837,337

		1,096,416
PHARMACEUTICALS—9.04%
Abbott Laboratories	22,048	922,709
Bristol-Myers Squibb Co.	28,191	541,267
Eli Lilly and Co.	13,870	456,600
Medco Health Solutions Inc.(a)	7,132	310,599
Merck & Co. Inc.	30,262	733,551
Pfizer Inc.	96,559	1,290,028
Schering-Plough Corp.	23,212	534,340
Wyeth	19,129	811,070

		5,600,164
RETAIL—8.40%
CVS Caremark Corp.	20,508	651,744
Home Depot Inc. (The)	24,326	640,260
Lowe’s Companies Inc.	20,922	449,823
McDonald’s Corp.	15,975	851,308
Target Corp.	9,787	403,812
Walgreen Co.	14,184	445,803
Wal-Mart Stores Inc.	34,946	1,761,278

		5,204,028
SEMICONDUCTORS—0.54%
Texas Instruments Inc.	18,562	335,230

		335,230
TELECOMMUNICATIONS—6.06%
AT&T Inc.	85,104	2,180,364
Corning Inc.	22,398	327,459
Verizon Communications Inc.	40,970	1,243,030

		3,750,853
TRANSPORTATION—2.52%
Burlington Northern Santa Fe Corp.	3,965	267,558
FedEx Corp.	4,173	233,521
Norfolk Southern Corp.	5,264	187,819

Union Pacific Corp.	7,205	354,054
United Parcel Service Inc. Class B	9,878	517,015

		1,559,967

TOTAL COMMON STOCKS
(Cost: $90,399,808)		61,857,130

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.07%

MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(b)(c)	45,450	45,450

		45,450

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,450)		45,450

TOTAL INVESTMENTS IN SECURITIES—99.93%
(Cost: $90,445,258)		61,902,580
Other Assets, Less Liabilities—0.07%		43,300

NET ASSETS—100.00%		$61,945,880

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

April 30, 2009

Security	Shares	Value

COMMON STOCKS—99.90%

BUILDING MATERIALS—0.55%
Eagle Materials Inc.(a)	49,462	$1,375,044
Martin Marietta Materials Inc.	47,602	3,999,996
Texas Industries Inc.(a)	31,272	1,000,079

		6,375,119
COAL—1.85%
Alpha Natural Resources Inc.(b)	81,523	1,669,591
Arch Coal Inc.	164,776	2,301,921
CONSOL Energy Inc.	207,378	6,486,784
Foundation Coal Holdings Inc.	50,623	822,118
Massey Energy Co.	99,279	1,579,529
Patriot Coal Corp.(a)(b)	72,085	454,135
Peabody Energy Corp.	306,665	8,092,889

		21,406,967
FOREST PRODUCTS & PAPER—1.77%
Domtar Corp.(b)	586,230	1,066,939
International Paper Co.	492,320	6,232,771
MeadWestvaco Corp.	194,714	3,049,221
Rock-Tenn Co. Class A	43,446	1,640,521
Weyerhaeuser Co.	242,268	8,542,370

		20,531,822
GAS—0.20%
Southern Union Co.	142,763	2,271,359

		2,271,359
MANUFACTURING—0.21%
AptarGroup Inc.	78,046	2,421,767

		2,421,767
MINING—14.80%
Agnico-Eagle Mines Ltd.(a)	177,763	7,841,126
Alcoa Inc.	1,089,991	9,886,218
Barrick Gold Corp.	1,001,072	29,131,195
Cameco Corp.	450,034	10,256,275
Compass Minerals International Inc.	37,405	1,803,669
Eldorado Gold Corp.(b)	424,637	3,397,096
Freeport-McMoRan Copper & Gold Inc.	472,204	20,139,501
Goldcorp Inc.	836,913	23,031,846
IAMGOLD Corp.	373,984	2,988,132
Ivanhoe Mines Ltd.(b)	318,058	2,038,752
Kinross Gold Corp.	790,397	12,211,634
Newmont Mining Corp.	561,132	22,579,952
Pan American Silver Corp.(a)(b)	99,301	1,636,480
Royal Gold Inc.	41,086	1,485,670
Silver Standard Resources Inc.(a)(b)	77,702	1,319,380
Silver Wheaton Corp.(b)	330,848	2,521,062

Teck Resources Ltd. Class B	551,129	5,808,900
Titanium Metals Corp.	96,683	656,478
Vulcan Materials Co.(a)	126,757	6,027,295
Yamana Gold Inc.	840,638	6,649,447

		171,410,108
OIL & GAS—62.32%
Anadarko Petroleum Corp.	527,514	22,714,753
Apache Corp.	383,985	27,977,147
Atwood Oceanics Inc.(b)	63,293	1,412,700
Bill Barrett Corp.(b)	42,029	1,091,913
Cabot Oil & Gas Corp.	119,143	3,596,927
Canadian Natural Resources Ltd.	620,596	28,615,682
Chesapeake Energy Corp.	644,680	12,706,643
Chevron Corp.	1,094,565	72,350,746
Cimarex Energy Co.	95,063	2,557,195
Comstock Resources Inc.(b)	53,251	1,835,029
Concho Resources Inc.(b)	58,067	1,592,197
ConocoPhillips	1,643,713	67,392,233
Denbury Resources Inc.(b)	284,902	4,638,205
Devon Energy Corp.	509,064	26,394,968
Diamond Offshore Drilling Inc.	79,718	5,772,380
EnCana Corp.	860,272	39,340,239
Encore Acquisition Co.(b)	59,906	1,748,656
ENSCO International Inc.	162,645	4,599,601
EOG Resources Inc.	286,403	18,180,862
EXCO Resources Inc.(b)	185,055	2,179,948
Exxon Mobil Corp.	1,052,128	70,145,374
Forest Oil Corp.(b)	110,691	1,771,056
Frontier Oil Corp.	120,102	1,526,496
Goodrich Petroleum Corp.(b)	25,595	586,893
Helmerich & Payne Inc.(a)	121,091	3,732,025
Hess Corp.	325,462	17,832,063
Holly Corp.	47,599	997,675
Marathon Oil Corp.	811,564	24,103,451
Mariner Energy Inc.(b)	104,432	1,188,436
Murphy Oil Corp.	218,777	10,437,851
Nabors Industries Ltd.(b)	324,353	4,933,409
Newfield Exploration Co.(b)	152,296	4,748,589
Nexen Inc.(a)	596,230	11,387,993
Noble Energy Inc.	198,335	11,255,511
Occidental Petroleum Corp.	929,466	52,319,641
Patterson-UTI Energy Inc.	175,645	2,232,448
Penn Virginia Corp.	47,522	668,635
Petro-Canada	556,026	17,531,500
Petrohawk Energy Corp.(b)	287,915	6,794,794
Pioneer Natural Resources Co.	133,270	3,081,202
Plains Exploration & Production Co.(b)	137,135	2,587,737
Pride International Inc.(b)	199,065	4,518,775
Quicksilver Resources Inc.(a)(b)	131,655	1,070,355
Range Resources Corp.	179,162	7,161,105
Rowan Companies Inc.	130,454	2,036,387
SandRidge Energy Inc.(a)(b)	145,696	1,188,879
Southwestern Energy Co.(b)	394,162	14,134,649
St. Mary Land & Exploration Co.	70,668	1,262,837
Suncor Energy Inc.(a)	1,074,237	27,242,650
Sunoco Inc.	134,144	3,556,157
Talisman Energy Inc.	1,163,888	14,595,156
Tesoro Corp.	157,682	2,404,650
Ultra Petroleum Corp.(b)	173,451	7,423,703
Unit Corp.(b)	53,670	1,464,654
Valero Energy Corp.	592,213	11,749,506

W&T Offshore Inc.	33,809	313,748
Whiting Petroleum Corp.(a)(b)	58,490	1,916,132
XTO Energy Inc.	664,935	23,046,647

		721,646,793
OIL & GAS SERVICES—13.33%
Baker Hughes Inc.	354,286	12,605,496
BJ Services Co.	335,456	4,659,484
Cameron International Corp.(b)	248,771	6,363,562
Dresser-Rand Group Inc.(b)	94,389	2,324,801
Dril-Quip Inc.(b)	34,129	1,173,355
Exterran Holdings Inc.(b)	70,233	1,450,312
FMC Technologies Inc.(b)	144,177	4,935,179
Halliburton Co.	1,029,098	20,808,362
IHS Inc. Class A(b)	49,445	2,045,045
National Oilwell Varco Inc.(b)	478,748	14,496,489
Oceaneering International Inc.(b)	62,633	2,854,186
Oil States International Inc.(b)	56,554	1,068,871
Schlumberger Ltd.	1,371,891	67,208,940
SEACOR Holdings Inc.(b)	23,179	1,523,324
Smith International Inc.	251,469	6,500,474
Superior Energy Services Inc.(b)	89,944	1,727,824
Tidewater Inc.	59,461	2,571,688

		154,317,392
PACKAGING & CONTAINERS—2.59%
Ball Corp.	107,559	4,057,125
Bemis Co. Inc.	113,883	2,737,747
Crown Holdings Inc.(b)	183,312	4,042,030
Greif Inc. Class A	39,584	1,791,968
Owens-Illinois Inc.(b)	190,799	4,653,588
Packaging Corp. of America	116,329	1,846,141
Pactiv Corp.(b)	150,028	3,279,612
Sealed Air Corp.	182,059	3,470,045
Silgan Holdings Inc.	29,474	1,370,246
Sonoco Products Co.	113,966	2,781,910

		30,030,412
PIPELINES—2.21%
El Paso Corp.	802,811	5,539,396
Spectra Energy Corp.	737,914	10,699,753
Williams Companies Inc. (The)	664,347	9,367,293

		25,606,442
TRANSPORTATION—0.07%
Overseas Shipholding Group Inc.	27,233	781,859

		781,859

TOTAL COMMON STOCKS
(Cost: $1,633,516,360)		1,156,800,040

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.38%

MONEY MARKET FUNDS—2.38%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.50%(c)(d)(e)	22,774,874	22,774,874

Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.41%(c)(d)(e)	3,559,393	3,559,393
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(c)(d)	1,186,122	1,186,122

		27,520,389

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,520,389)		27,520,389

TOTAL INVESTMENTS IN SECURITIES—102.28%
(Cost: $1,661,036,749)		1,184,320,429
Other Assets, Less Liabilities—(2.28)%		(26,403,582)

NET ASSETS—100.00%		$1,157,916,847

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

April 30, 2009

Security	Shares	Value

COMMON STOCKS—99.91%

COMPUTER - INTEGRATED SYSTEMS—7.07%
Brocade Communications Systems Inc.(a)	560,143	$3,237,627
Riverbed Technology Inc.(a)	79,065	1,448,471

		4,686,098
COMPUTERS—9.36%
Research in Motion Ltd.(a)(b)	89,353	6,210,033

		6,210,033
INTERNET INFRASTRUCTURE EQUIPMENT—1.44%
Avocent Corp.(a)	66,265	956,867

		956,867
INTERNET INFRASTRUCTURE SOFTWARE—3.97%
F5 Networks Inc.(a)(b)	96,434	2,629,755

		2,629,755
NETWORKING PRODUCTS—21.46%
Cisco Systems Inc.(a)	258,534	4,994,877
Infinera Corp.(a)	136,502	1,152,077
Juniper Networks Inc.(a)	164,450	3,560,343
Polycom Inc.(a)	120,975	2,254,974
3Com Corp.(a)	559,813	2,267,243

		14,229,514
SATELLITE TELECOMMUNICATIONS—1.41%
EchoStar Corp. Class A(a)	58,921	932,130

		932,130
TELECOMMUNICATION EQUIPMENT—24.39%
ADC Telecommunications Inc.(a)	139,759	1,028,626
ADTRAN Inc.	79,056	1,672,034
ARRIS Group Inc.(a)	178,161	1,900,978
CommScope Inc.(a)	105,044	2,636,604
Comtech Telecommunications Corp.(a)	40,707	1,362,463
Harris Corp.	77,218	2,361,326
Sonus Networks Inc.(a)	394,690	682,814
Tekelec(a)	95,893	1,486,342
Tellabs Inc.(a)	580,971	3,044,288

		16,175,475
TELECOMMUNICATION EQUIPMENT FIBER OPTICS—14.24%
Ciena Corp.(a)(b)	131,255	1,568,497
Corning Inc.	384,598	5,622,823
JDS Uniphase Corp.(a)	311,392	1,435,517
Sycamore Networks Inc.(a)	275,617	813,070

		9,439,907

WIRELESS EQUIPMENT—16.57%
InterDigital Inc.(a)	63,057	1,659,660
Motorola Inc.	756,781	4,184,999
QUALCOMM Inc.	121,491	5,141,499

		10,986,158

TOTAL COMMON STOCKS
(Cost: $103,374,172)		66,245,937

Security	Shares	Value

SHORT-TERM INVESTMENTS—11.03%

MONEY MARKET FUNDS—11.03%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.50%(c)(d)(e)	6,270,546	6,270,546
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.41%(c)(d)(e)	979,998	979,998
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(c)(d)	66,295	66,295

		7,316,839

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,316,839)		7,316,839

TOTAL INVESTMENTS IN SECURITIES—110.94%
(Cost: $110,691,011)		73,562,776
Other Assets, Less Liabilities—(10.94)%		(7,256,268)

NET ASSETS—100.00%		$66,306,508

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

April 30, 2009

Security	Shares	Value

COMMON STOCKS—99.92%

ELECTRONIC COMPONENTS - SEMICONDUCTORS—65.10%
Advanced Micro Devices Inc.(a)(b)	791,080	$2,855,798
Altera Corp.	381,277	6,218,628
Amkor Technology Inc.(a)(b)	142,984	616,261
Broadcom Corp. Class A(a)	553,054	12,825,322
Cree Inc.(a)(b)	115,053	3,151,302
Fairchild Semiconductor International Inc.(a)	160,880	991,021
Intel Corp.	762,111	12,026,112
International Rectifier Corp.(a)	93,952	1,585,910
Intersil Corp. Class A	158,200	1,835,120
LSI Corp.(a)	842,622	3,235,669
MEMC Electronic Materials Inc.(a)	290,522	4,706,456
Microchip Technology Inc.	236,777	5,445,871
Micron Technology Inc.(a)(b)	1,070,532	5,224,196
Microsemi Corp.(a)	105,410	1,414,602
National Semiconductor Corp.	253,466	3,135,374
NVIDIA Corp.(a)	698,186	8,015,175
ON Semiconductor Corp.(a)(b)	535,472	2,902,258
PMC-Sierra Inc.(a)	289,047	2,289,252
Rambus Inc.(a)	135,635	1,624,907
Semtech Corp.(a)	78,503	1,132,013
Silicon Laboratories Inc.(a)(b)	58,180	1,935,067
Skyworks Solutions Inc.(a)	215,147	1,901,900
Texas Instruments Inc.	664,883	12,007,787
Xilinx Inc.	356,342	7,283,631
Zoran Corp.(a)	66,628	595,654

		104,955,286
LASERS - SYSTEMS/COMPONENTS—0.68%
Cymer Inc.(a)(b)	38,529	1,094,609

		1,094,609
NETWORKING PRODUCTS—0.85%
Atheros Communications Inc.(a)	79,081	1,361,775

		1,361,775
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS—12.73%
Analog Devices Inc.	378,599	8,056,587
Atmel Corp.(a)	583,690	2,241,370
Cypress Semiconductor Corp.(a)	179,368	1,422,388
Hittite Microwave Corp.(a)	24,561	912,687
Integrated Device Technology Inc.(a)	213,988	1,161,955
Linear Technology Corp.	288,421	6,281,809
Micrel Inc.	59,590	446,925

		20,523,721
SEMICONDUCTOR EQUIPMENT—20.56%
Applied Materials Inc.	1,099,479	13,424,639
FormFactor Inc.(a)	63,981	1,115,189
KLA-Tencor Corp.	220,814	6,125,380
Lam Research Corp.(a)(b)	163,199	4,549,988
MKS Instruments Inc.(a)	64,347	1,007,031

Novellus Systems Inc.(a)	126,211	2,279,371
Teradyne Inc.(a)	224,412	1,333,007
Tessera Technologies Inc.(a)	63,136	886,429
Varian Semiconductor Equipment Associates Inc.(a)	94,955	2,429,898

		33,150,932

TOTAL COMMON STOCKS
(Cost: $259,726,679)		161,086,323

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.10%

MONEY MARKET FUNDS—6.10%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.50%(c)(d)(e)	8,426,342	8,426,342
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.41%(c)(d)(e)	1,316,919	1,316,919
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(c)(d)	99,435	99,435

		9,842,696

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,842,696)		9,842,696

TOTAL INVESTMENTS IN SECURITIES—106.02%
(Cost: $269,569,375)		170,929,019
Other Assets, Less Liabilities—(6.02)%		(9,709,799)

NET ASSETS—100.00%		$161,219,220

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

April 30, 2009

Security	Shares	Value

COMMON STOCKS—99.94%

APPLICATIONS SOFTWARE—26.41%
Citrix Systems Inc.(a)	447,757	$12,774,507
Compuware Corp.(a)	623,734	4,665,530
Intuit Inc.(a)	727,868	16,835,587
Microsoft Corp.	1,034,981	20,968,715
Nuance Communications Inc.(a)	169,737	2,265,989
Progress Software Corp.(a)	100,750	2,134,892
Quest Software Inc.(a)	167,941	2,440,183
Red Hat Inc.(a)	480,419	8,296,836
Salesforce.com Inc.(a)(b)	267,119	11,435,364

		81,817,603
COMPUTER - INTEGRATED SYSTEMS—2.61%
Jack Henry & Associates Inc.	212,467	3,828,655
MICROS Systems Inc.(a)	203,329	4,265,842

		8,094,497
COMPUTER-AIDED DESIGN—6.75%
ANSYS Inc.(a)	226,116	6,245,324
Autodesk Inc.(a)	571,915	11,403,985
Parametric Technology Corp.(a)	292,557	3,262,011

		20,911,320
COMPUTER SERVICES—1.83%
FactSet Research Systems Inc.(b)	106,008	5,680,969

		5,680,969
DATA PROCESSING/MANAGEMENT—0.67%
Fair Isaac Corp.	123,302	2,073,940

		2,073,940
DECISION SUPPORT SOFTWARE—0.41%
Wind River Systems Inc.(a)	171,338	1,255,908

		1,255,908
ELECTRONIC COMPONENTS - SEMICONDUCTORS—1.35%
Macrovision Solutions Corp.(a)	206,919	4,183,902

		4,183,902
ELECTRONIC DESIGN AUTOMATION—4.26%
Cadence Design Systems Inc.(a)	669,710	3,736,982
Mentor Graphics Corp.(a)	233,196	1,567,077
Synopsys Inc.(a)	362,509	7,895,446

		13,199,505
ELECTRONIC FORMS—7.08%
Adobe Systems Inc.(a)	802,130	21,938,255

		21,938,255
ENTERPRISE SOFTWARE/SERVICES—24.02%
Advent Software Inc.(a)(b)	39,427	1,310,553
BMC Software Inc.(a)	470,597	16,315,598

CA Inc.	798,539	13,774,798
Concur Technologies Inc.(a)	106,838	2,892,105
Informatica Corp.(a)	220,645	3,508,256
Lawson Software Inc.(a)	304,948	1,643,670
MicroStrategy Inc. Class A(a)	23,116	899,444
Novell Inc.(a)	871,211	3,275,753
Oracle Corp.	1,225,624	23,703,568
Sybase Inc.(a)	208,276	7,073,053

		74,396,798
ENTERTAINMENT SOFTWARE—9.18%
Activision Blizzard Inc.(a)	1,265,853	13,633,237
Electronic Arts Inc.(a)	640,163	13,027,317
Take-Two Interactive Software Inc.	196,124	1,780,806

		28,441,360
INTERNET INFRASTRUCTURE SOFTWARE—0.90%
TIBCO Software Inc.(a)	442,658	2,797,599

		2,797,599
INTERNET SECURITY—12.63%
McAfee Inc.(a)(b)	389,499	14,621,792
Symantec Corp.(a)	1,420,220	24,498,795

		39,120,587
MEDICAL INFORMATION SYSTEMS—0.80%
Quality Systems Inc.(b)	46,001	2,466,574

		2,466,574
TRANSACTIONAL SOFTWARE—1.04%
Solera Holdings Inc.(a)	140,615	3,208,834

		3,208,834

TOTAL COMMON STOCKS
(Cost: $401,881,699)		309,587,651

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.72%

MONEY MARKET FUNDS—5.72%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.50%(c)(d)(e)	15,129,772	15,129,772
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.41%(c)(d)(e)	2,364,571	2,364,571
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(c)(d)	217,218	217,218

		17,711,561

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,711,561)		17,711,561

TOTAL INVESTMENTS IN SECURITIES—105.66%
(Cost: $419,593,260)	327,299,212
Other Assets, Less Liabilities—(5.66)%	(17,528,648)

NET ASSETS—100.00%	$309,770,564

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

April 30, 2009

Security	Shares	Value

COMMON STOCKS—99.97%

COMMERCIAL SERVICES—3.17%
Alliance Data Systems Corp.(a)(b)	9,290	$388,972
Convergys Corp.(a)	18,897	191,049
Euronet Worldwide Inc.(a)	7,793	126,091
Gartner Inc.(a)	9,178	123,995
Hewitt Associates Inc. Class A(a)	14,601	457,887
Lender Processing Services Inc.	13,166	377,338
SAIC Inc.(a)	31,703	573,824
Visa Inc. Class A	55,375	3,597,160
Western Union Co.	110,636	1,853,153
Wright Express Corp.(a)	5,995	137,166

		7,826,635
COMPUTERS—29.54%
Affiliated Computer Services Inc. Class A(a)	15,230	736,827
Apple Inc.(a)	134,741	16,954,460
Brocade Communications Systems Inc.(a)	60,299	348,528
CACI International Inc. Class A(a)	4,624	182,879
Cadence Design Systems Inc.(a)	41,540	231,793
Cognizant Technology Solutions Corp. Class A(a)	45,470	1,127,201
Computer Sciences Corp.(a)	23,638	873,660
Data Domain Inc.(a)(b)	5,291	87,725
Dell Inc.(a)	269,676	3,133,635
Diebold Inc.	10,246	270,802
DST Systems Inc.(a)	6,305	228,052
Electronics For Imaging Inc.(a)	7,188	70,586
EMC Corp.(a)	313,973	3,934,082
FactSet Research Systems Inc.(b)	6,536	350,264
Hewlett-Packard Co.	373,218	13,428,384
Imation Corp.	4,676	46,760
International Business Machines Corp.	188,408	19,445,590
Jack Henry & Associates Inc.	13,098	236,026
Lexmark International Inc. Class A(a)	12,144	238,265
Mentor Graphics Corp.(a)	14,298	96,083
MICROS Systems Inc.(a)	12,442	261,033
NCR Corp.(a)	24,438	248,046
NetApp Inc.(a)	51,545	943,273
Perot Systems Corp. Class A(a)	13,660	192,060
Research in Motion Ltd.(a)(b)	76,979	5,350,041
Riverbed Technology Inc.(a)	8,720	159,750
SanDisk Corp.(a)	35,425	556,881
SRA International Inc. Class A(a)	6,528	100,466
Sun Microsystems Inc.(a)	116,050	1,063,018
Synaptics Inc.(a)(b)	5,228	169,805
Synopsys Inc.(a)	22,318	486,086
Syntel Inc.	1,991	55,191
Teradata Corp.(a)	27,262	455,821
Western Digital Corp.(a)	34,693	815,979

		72,879,052
DISTRIBUTION & WHOLESALE—0.24%
Ingram Micro Inc. Class A(a)	25,534	370,754
Tech Data Corp.(a)	7,738	222,777

		593,531
ELECTRICAL COMPONENTS & EQUIPMENT—0.15%
Molex Inc.	21,817	363,689

		363,689

ELECTRONICS—3.01%
Agilent Technologies Inc.(a)	54,845	1,001,470
Amphenol Corp. Class A	26,674	902,648
Arrow Electronics Inc.(a)	18,742	426,193
Avnet Inc.(a)	23,330	510,694
AVX Corp.	7,664	76,717
Benchmark Electronics Inc.(a)	10,079	122,258
Celestica Inc.(a)	30,906	182,654
Cogent Inc.(a)	5,971	67,711
Cymer Inc.(a)(b)	4,586	130,288
Dolby Laboratories Inc. Class A(a)	8,031	322,284
FLIR Systems Inc.(a)	23,506	521,363
Itron Inc.(a)	5,713	262,798
Jabil Circuit Inc.	33,578	271,982
L-1 Identity Solutions Inc.(a)	10,123	74,100
Mettler-Toledo International Inc.(a)	5,303	326,824
National Instruments Corp.	8,827	194,547
Plexus Corp.(a)	6,089	134,871
Rofin-Sinar Technologies Inc.(a)	4,474	95,341
Trimble Navigation Ltd.(a)	18,510	396,854
Tyco Electronics Ltd.	71,443	1,245,966
Vishay Intertechnology Inc.(a)	28,893	169,602

		7,437,165
ENTERTAINMENT—0.11%
Macrovision Solutions Corp.(a)	12,918	261,202

		261,202
INTERNET—12.97%
Akamai Technologies Inc.(a)	26,564	584,939
Amazon.com Inc.(a)	50,171	4,039,769
Avocent Corp.(a)	7,354	106,192
CyberSource Corp.(a)	10,772	157,379
DealerTrack Holdings Inc.(a)	6,174	93,721
Digital River Inc.(a)	5,738	220,454
EarthLink Inc.(a)	16,777	127,170
eBay Inc.(a)	167,933	2,765,857
Equinix Inc.(a)(b)	5,901	414,427
Expedia Inc.(a)	33,017	449,361
F5 Networks Inc.(a)	12,327	336,157
Google Inc. Class A(a)	35,430	14,029,217
IAC/InterActiveCorp.(a)	14,487	232,082
j2 Global Communications Inc.(a)	6,801	163,156
McAfee Inc.(a)	24,018	901,636
Netflix Inc.(a)(b)	6,451	292,295
NutriSystem Inc.	4,955	68,082
Priceline.com Inc.(a)	6,393	620,696
RealNetworks Inc.(a)	13,173	32,406
Symantec Corp.(a)	127,939	2,206,948
TIBCO Software Inc.(a)	27,814	175,784
ValueClick Inc.(a)	13,429	142,347
VeriSign Inc.(a)	30,046	618,347
Websense Inc.(a)	6,966	124,204
Yahoo! Inc.(a)	217,258	3,104,617

		32,007,243
MACHINERY—0.12%
Intermec Inc.(a)	7,558	91,301
Zebra Technologies Corp. Class A(a)	9,437	200,536

		291,837

OFFICE & BUSINESS EQUIPMENT—0.34%
Xerox Corp.	135,112	825,534

		825,534
SEMICONDUCTORS—13.75%
Advanced Micro Devices Inc.(a)	94,243	340,217
Altera Corp.	45,709	745,514
Amkor Technology Inc.(a)(b)	17,006	73,296
Analog Devices Inc.	45,383	965,750
Applied Materials Inc.	207,159	2,529,411
Atmel Corp.(a)	69,391	266,461
Broadcom Corp. Class A(a)	66,300	1,537,497
Cree Inc.(a)(b)	13,902	380,776
Cypress Semiconductor Corp.(a)	21,497	170,471
Emulex Corp.(a)	12,731	133,294
Fairchild Semiconductor International Inc.(a)	19,225	118,426
FormFactor Inc.(a)	7,593	132,346
Hittite Microwave Corp.(a)	2,972	110,440
Integrated Device Technology Inc.(a)	26,178	142,147
Intel Corp.	816,216	12,879,888
International Rectifier Corp.(a)	11,287	190,525
Intersil Corp. Class A	19,016	220,586
KLA-Tencor Corp.	26,462	734,056
Lam Research Corp.(a)	19,587	546,086
Linear Technology Corp.	34,607	753,740
LSI Corp.(a)	101,580	390,067
MEMC Electronic Materials Inc.(a)	34,757	563,063
Micrel Inc.	7,447	55,853
Microchip Technology Inc.	28,422	653,706
Micron Technology Inc.(a)(b)	124,570	607,902
Microsemi Corp.(a)	12,551	168,434
MKS Instruments Inc.(a)	7,604	119,003
National Semiconductor Corp.	30,220	373,821
Novellus Systems Inc.(a)	15,127	273,194
NVIDIA Corp.(a)	83,780	961,794
ON Semiconductor Corp.(a)	64,880	351,650
PMC-Sierra Inc.(a)	35,088	277,897
QLogic Corp.(a)	18,888	267,832
Rambus Inc.(a)	16,234	194,483
Semtech Corp.(a)	9,348	134,798
Silicon Laboratories Inc.(a)	7,169	238,441
Skyworks Solutions Inc.(a)	25,673	226,949
Teradyne Inc.(a)	27,332	162,352
Tessera Technologies Inc.(a)	7,516	105,525
Texas Instruments Inc.	199,248	3,598,419
Varian Semiconductor Equipment Associates Inc.(a)	11,499	294,259
Xilinx Inc.	42,708	872,952
Zoran Corp.(a)	7,927	70,867

		33,934,188
SOFTWARE—20.42%
Activision Blizzard Inc.(a)	93,709	1,009,246
Acxiom Corp.	10,523	101,547
Adobe Systems Inc.(a)	81,667	2,233,592
Advent Software Inc.(a)	2,589	86,058
ANSYS Inc.(a)	13,892	383,697
Autodesk Inc.(a)	35,389	705,657
Automatic Data Processing Inc.	78,670	2,769,184
Avid Technology Inc.(a)	4,712	52,162
BMC Software Inc.(a)	28,773	997,560
Broadridge Financial Solutions Inc.	21,907	423,900
CA Inc.	61,456	1,060,116
Citrix Systems Inc.(a)	28,137	802,749
Compuware Corp.(a)	38,180	285,586

Concur Technologies Inc.(a)	6,578	178,066
Electronic Arts Inc.(a)	50,143	1,020,410
Fair Isaac Corp.	7,517	126,436
Fidelity National Information Services Inc.	29,752	531,073
Fiserv Inc.(a)	24,309	907,212
Global Payments Inc.	12,578	403,251
Informatica Corp.(a)	13,589	216,065
Intuit Inc.(a)	50,061	1,157,911
Lawson Software Inc.(a)	18,673	100,647
ManTech International Corp. Class A(a)	3,234	117,038
MasterCard Inc. Class A(b)	11,289	2,070,967
Metavante Technologies Inc.(a)	13,900	327,901
Microsoft Corp.	797,515	16,157,654
MicroStrategy Inc. Class A(a)	1,410	54,863
Novell Inc.(a)	53,469	201,043
Nuance Communications Inc.(a)	10,366	138,386
Omniture Inc.(a)(b)	10,304	126,945
Open Text Corp.(a)	8,037	263,855
Oracle Corp.	566,642	10,958,856
Parametric Technology Corp.(a)	17,994	200,633
Paychex Inc.	50,048	1,351,796
Progress Software Corp.(a)	6,173	130,806
Quality Systems Inc.(b)	2,813	150,833
Quest Software Inc.(a)	10,583	153,771
Red Hat Inc.(a)	29,756	513,886
Salesforce.com Inc.(a)(b)	16,473	705,209
Solera Holdings Inc.(a)	8,598	196,206
Sybase Inc.(a)	12,847	436,284
Take-Two Interactive Software Inc.	12,021	109,151
Total System Services Inc.	30,883	385,111
Wind River Systems Inc.(a)	10,515	77,075

		50,380,394
TELECOMMUNICATIONS—16.15%
ADC Telecommunications Inc.(a)(b)	15,049	110,761
ADTRAN Inc.	8,477	179,289
Anixter International Inc.(a)	4,638	184,500
ARRIS Group Inc.(a)	19,018	202,922
Atheros Communications Inc.(a)	9,339	160,818
Ciena Corp.(a)	13,992	167,204
Cisco Systems Inc.(a)	865,680	16,724,938
CommScope Inc.(a)	11,386	285,789
Comtech Telecommunications Corp.(a)	4,378	146,532
Corning Inc.	242,706	3,548,362
EchoStar Corp. Class A(a)	6,528	103,273
Harris Corp.	20,844	637,410
Infinera Corp.(a)	14,527	122,608
InterDigital Inc.(a)	6,694	176,186
JDS Uniphase Corp.(a)	34,058	157,007
Juniper Networks Inc.(a)	81,362	1,761,487
Motorola Inc.	354,760	1,961,823
NeuStar Inc. Class A(a)	11,563	219,813
Polycom Inc.(a)	12,891	240,288
QUALCOMM Inc.	278,921	11,803,937
SAVVIS Inc.(a)(b)	5,871	66,812
Sonus Networks Inc.(a)	42,181	72,973
Sycamore Networks Inc.(a)	29,466	86,925
Tekelec(a)	10,246	158,813
Tellabs Inc.(a)	61,644	323,015
3Com Corp.(a)	60,269	244,089

		39,847,574

TOTAL COMMON STOCKS
(Cost: $356,276,986)		246,648,044

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.95%

MONEY MARKET FUNDS—2.95%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.50%(c)(d)(e)	6,225,924	6,225,924
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.41%(c)(d)(e)	973,024	973,024
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(c)(d)	76,381	76,381

		7,275,329

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,275,329)		7,275,329

TOTAL INVESTMENTS IN SECURITIES—102.92%
(Cost: $363,552,315)		253,923,373
Other Assets, Less Liabilities—(2.92)%		(7,207,751)

NET ASSETS—100.00%		$246,715,622

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P AGGRESSIVE ALLOCATION FUND

April 30, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.86%

DOMESTIC EQUITY—57.26%
iShares S&P 500 Index Fund(a)	35,878	$3,147,577
iShares S&P MidCap 400 Index Fund(a)	48,733	2,721,738
iShares S&P SmallCap 600 Index Fund(a)	22,696	976,155

		6,845,470
INTERNATIONAL EQUITY—24.78%
iShares MSCI EAFE Index Fund(a)	57,118	2,394,387
iShares MSCI Emerging Markets Index Fund(a)	19,819	567,814

		2,962,201
DOMESTIC FIXED INCOME—17.82%
iShares Barclays Aggregate Bond Fund(a)	15,360	1,561,190
iShares Barclays TIPS Bond Fund(a)	5,663	568,792

		2,129,982

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $11,846,500)		11,937,653

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.15%

MONEY MARKET FUNDS—0.15%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(a)(b)	17,507	17,507

		17,507

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,507)		17,507

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $11,864,007)		11,955,160
Other Assets, Less Liabilities—(0.01)%		(940)

NET ASSETS—100.00%		$11,954,220

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P CONSERVATIVE ALLOCATION FUND

April 30, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.91%

DOMESTIC FIXED INCOME—78.40%
iShares Barclays Aggregate Bond Fund(a)	16,773	$1,704,808
iShares Barclays Short Treasury Bond Fund(a)	16,938	1,868,261
iShares Barclays TIPS Bond Fund(a)	13,941	1,400,234

		4,973,303
DOMESTIC EQUITY—16.51%
iShares Cohen & Steers Realty Majors Index Fund(a)	5,068	186,401
iShares S&P 500 Index Fund(a)	6,671	585,247
iShares S&P MidCap 400 Index Fund(a)	3,718	207,650
iShares S&P SmallCap 600 Index Fund(a)	1,586	68,214

		1,047,512
INTERNATIONAL EQUITY—5.00%
iShares MSCI EAFE Index Fund(a)	7,564	317,083

		317,083

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $6,239,543)		6,337,898

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(a)(b)	6,033	6,033

		6,033

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,033)		6,033

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $6,245,576)		6,343,931
Other Assets, Less Liabilities—(0.01)%		(541)

NET ASSETS—100.00%		$6,343,390

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GROWTH ALLOCATION FUND

April 30, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.92%

DOMESTIC FIXED INCOME—42.30%
iShares Barclays Aggregate Bond Fund(a)	37,160	$3,776,942
iShares Barclays Short Treasury Bond Fund(a)	16,322	1,800,317
iShares Barclays TIPS Bond Fund(a)	16,654	1,672,728

		7,249,987
DOMESTIC EQUITY—36.86%
iShares Cohen & Steers Realty Majors Index Fund(a)	4,439	163,267
iShares S&P 500 Index Fund(a)	41,269	3,620,529
iShares S&P MidCap 400 Index Fund(a)	29,304	1,636,628
iShares S&P SmallCap 600 Index Fund(a)	20,850	896,759

		6,317,183
INTERNATIONAL EQUITY—20.76%
iShares MSCI EAFE Index Fund(a)	74,936	3,141,317
iShares MSCI Emerging Markets Index Fund(a)	14,565	417,287

		3,558,604

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $16,751,151)		17,125,774

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.09%

MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(a)(b)	15,660	15,660

		15,660

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,660)		15,660

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $16,766,811)		17,141,434
Other Assets, Less Liabilities—(0.01)%		(1,408)

NET ASSETS—100.00%		$17,140,026

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MODERATE ALLOCATION FUND

April 30, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.91%

DOMESTIC FIXED INCOME—60.63%
iShares Barclays Aggregate Bond Fund(a)	28,042	$2,850,189
iShares Barclays Short Treasury Bond Fund(a)	23,742	2,618,743
iShares Barclays TIPS Bond Fund(a)	13,323	1,338,162

		6,807,094
DOMESTIC EQUITY—26.58%
iShares Cohen & Steers Realty Majors Index Fund(a)	8,879	326,570
iShares S&P 500 Index Fund(a)	23,418	2,054,461
iShares S&P MidCap 400 Index Fund(a)	6,513	363,751
iShares S&P SmallCap 600 Index Fund(a)	5,561	239,179

		2,983,961
INTERNATIONAL EQUITY—12.70%
iShares MSCI EAFE Index Fund(a)	30,697	1,286,818
iShares MSCI Emerging Markets Index Fund(a)	4,856	139,124

		1,425,942

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $11,071,390)		11,216,997

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(a)(b)	10,587	10,587

		10,587

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,587)		10,587

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $11,081,977)		11,227,584
Other Assets, Less Liabilities—(0.01)%		(936)

NET ASSETS—100.00%		$11,226,648

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE RETIREMENT INCOME INDEX FUND

April 30, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.90%

DOMESTIC FIXED INCOME—69.17%
iShares Barclays Aggregate Bond Fund(a)	11,964	$1,216,021
iShares Barclays Short Treasury Bond Fund(a)	3,363	370,939
iShares Barclays TIPS Bond Fund(a)	1,621	162,813

		1,749,773
DOMESTIC EQUITY—25.39%
iShares Cohen & Steers Realty Majors Index Fund(a)	571	21,001
iShares S&P 500 Index Fund(a)	6,102	535,329
iShares S&P MidCap 400 Index Fund(a)	964	53,839
iShares S&P SmallCap 600 Index Fund(a)	743	31,957

		642,126
INTERNATIONAL EQUITY—5.34%
iShares MSCI EAFE Index Fund(a)	2,727	114,316
iShares MSCI Emerging Markets Index Fund(a)	722	20,685

		135,001

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,555,492)		2,526,900

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.11%

MONEY MARKET FUNDS—0.11%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(a)(b)	2,816	2,816

		2,816

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,816)		2,816

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $2,558,308)		2,529,716
Other Assets, Less Liabilities—(0.01)%		(223)

NET ASSETS—100.00%		$2,529,493

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2010 INDEX FUND

April 30, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.95%

DOMESTIC FIXED INCOME—60.20%
iShares Barclays Aggregate Bond Fund(a)	10,772	$1,094,866
iShares Barclays Short Treasury Bond Fund(a)	2,649	292,185
iShares Barclays TIPS Bond Fund(a)	1,278	128,362

		1,515,413
DOMESTIC EQUITY—31.65%
iShares Cohen & Steers Realty Majors Index Fund(a)	594	21,847
iShares S&P 500 Index Fund(a)	7,528	660,432
iShares S&P MidCap 400 Index Fund(a)	1,261	70,427
iShares S&P SmallCap 600 Index Fund(a)	1,020	43,870

		796,576
INTERNATIONAL EQUITY—8.10%
iShares MSCI EAFE Index Fund(a)	4,047	169,650
iShares MSCI Emerging Markets Index Fund(a)	1,195	34,237

		203,887

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,580,222)		2,515,876

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(a)(b)	1,484	1,484

		1,484

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,484)		1,484

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $2,581,706)		2,517,360
Other Assets, Less Liabilities—(0.01)%		(224)

NET ASSETS—100.00%		$2,517,136

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2015 INDEX FUND

April 30, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.92%

DOMESTIC FIXED INCOME—51.20%
iShares Barclays Aggregate Bond Fund(a)	9,490	$964,564
iShares Barclays Short Treasury Bond Fund(a)	1,967	216,960
iShares Barclays TIPS Bond Fund(a)	922	92,606

		1,274,130
DOMESTIC EQUITY—37.95%
iShares Cohen & Steers Realty Majors Index Fund(a)	577	21,222
iShares S&P 500 Index Fund(a)	8,936	783,955
iShares S&P MidCap 400 Index Fund(a)	1,529	85,395
iShares S&P SmallCap 600 Index Fund(a)	1,256	54,020

		944,592
INTERNATIONAL EQUITY—10.80%
iShares MSCI EAFE Index Fund(a)	5,256	220,331
iShares MSCI Emerging Markets Index Fund(a)	1,692	48,476

		268,807

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,587,149)		2,487,529

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(a)(b)	1,446	1,446

		1,446

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,446)		1,446

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $2,588,595)		2,488,975
Other Assets, Less Liabilities—(0.01)%		(220)

NET ASSETS—100.00%		$2,488,755

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2020 INDEX FUND

April 30, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.95%

DOMESTIC FIXED INCOME—42.44%
iShares Barclays Aggregate Bond Fund(a)	8,179	$831,314
iShares Barclays Short Treasury Bond Fund(a)	1,352	149,126
iShares Barclays TIPS Bond Fund(a)	634	63,679

		1,044,119
DOMESTIC EQUITY—44.27%
iShares Cohen & Steers Realty Majors Index Fund(a)	594	21,847
iShares S&P 500 Index Fund(a)	10,303	903,882
iShares S&P MidCap 400 Index Fund(a)	1,808	100,977
iShares S&P SmallCap 600 Index Fund(a)	1,454	62,536

		1,089,242
INTERNATIONAL EQUITY—13.24%
iShares MSCI EAFE Index Fund(a)	6,347	266,066
iShares MSCI Emerging Markets Index Fund(a)	2,084	59,707

		325,773

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,593,140)		2,459,134

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(a)(b)	1,394	1,394

		1,394

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,394)		1,394

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $2,594,534)		2,460,528
Other Assets, Less Liabilities—(0.01)%		(218)

NET ASSETS—100.00%		$2,460,310

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2025 INDEX FUND

April 30, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.85%

DOMESTIC EQUITY—50.18%
iShares Cohen & Steers Realty Majors Index Fund(a)	854	$31,410
iShares S&P 500 Index Fund(a)	17,352	1,522,291
iShares S&P MidCap 400 Index Fund(a)	3,079	171,962
iShares S&P SmallCap 600 Index Fund(a)	2,476	106,493

		1,832,156
DOMESTIC FIXED INCOME—34.21%
iShares Barclays Aggregate Bond Fund(a)	10,376	1,054,617
iShares Barclays Short Treasury Bond Fund(a)	1,231	135,779
iShares Barclays TIPS Bond Fund(a)	586	58,858

		1,249,254
INTERNATIONAL EQUITY—15.46%
iShares MSCI EAFE Index Fund(a)	10,995	460,910
iShares MSCI Emerging Markets Index Fund(a)	3,621	103,742

		564,652

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $3,869,587)		3,646,062

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.16%

MONEY MARKET FUNDS—0.16%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(a)(b)	5,946	5,946

		5,946

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,946)		5,946

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $3,875,533)		3,652,008
Other Assets, Less Liabilities—(0.01)%		(322)

NET ASSETS—100.00%		$3,651,686

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2030 INDEX FUND

April 30, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.87%

DOMESTIC EQUITY—56.54%
iShares Cohen & Steers Realty Majors Index Fund(a)	753	$27,695
iShares S&P 500 Index Fund(a)	19,419	1,703,629
iShares S&P MidCap 400 Index Fund(a)	3,398	189,778
iShares S&P SmallCap 600 Index Fund(a)	2,783	119,697

		2,040,799
DOMESTIC FIXED INCOME—25.91%
iShares Barclays Aggregate Bond Fund(a)	8,517	865,668
iShares Barclays Short Treasury Bond Fund(a)	631	69,599

		935,267
INTERNATIONAL EQUITY—17.42%
iShares MSCI EAFE Index Fund(a)	12,242	513,185
iShares MSCI Emerging Markets Index Fund(a)	4,028	115,402

		628,587

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $3,689,020)		3,604,653

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.14%

MONEY MARKET FUNDS—0.14%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(a)(b)	4,902	4,902

		4,902

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,902)		4,902

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $3,693,922)		3,609,555
Other Assets, Less Liabilities—(0.01)%		(317)

NET ASSETS—100.00%		$3,609,238

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2035 INDEX FUND

April 30, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.89%

DOMESTIC EQUITY—61.79%
iShares Cohen & Steers Realty Majors Index Fund(a)	470	$17,287
iShares S&P 500 Index Fund(a)	14,069	1,234,273
iShares S&P MidCap 400 Index Fund(a)	2,436	136,051
iShares S&P SmallCap 600 Index Fund(a)	2,005	86,235

		1,473,846
DOMESTIC FIXED INCOME—19.17%
iShares Barclays Aggregate Bond Fund(a)	4,499	457,278

		457,278
INTERNATIONAL EQUITY—18.93%
iShares MSCI EAFE Index Fund(a)	8,803	369,022
iShares MSCI Emerging Markets Index Fund(a)	2,885	82,655

		451,677

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,605,504)		2,382,801

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.12%

MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.07%(a)(b)	2,774	2,774

		2,774

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,774)		2,774

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $2,608,278)		2,385,575
Other Assets, Less Liabilities—(0.01)%		(209)

NET ASSETS—100.00%		$2,385,366

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2040 INDEX FUND

April 30, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.91%

DOMESTIC EQUITY—65.62%
iShares S&P 500 Index Fund(a)	15,059	$1,321,126
iShares S&P MidCap 400 Index Fund(a)	2,587	144,484
iShares S&P SmallCap 600 Index Fund(a)	2,083	89,590

		1,555,200
INTERNATIONAL EQUITY—19.94%
iShares MSCI EAFE Index Fund(a)	9,233	387,047
iShares MSCI Emerging Markets Index Fund(a)	2,989	85,635

		472,682
DOMESTIC FIXED INCOME—14.35%
iShares Barclays Aggregate Bond Fund(a)	3,347	340,189

		340,189

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,605,954)		2,368,071

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Treasury Funds Money Market Fund, SL Agency Shares
0.07%(a)(b)	2,423	2,423

		2,423

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,423)		2,423

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $2,608,377)		2,370,494
Other Assets, Less Liabilities—(0.01)%		(208)

NET ASSETS—100.00%		$2,370,286

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares FTSE China (HK Listed), iShares FTSE Developed Small Cap ex-North America, iShares FTSE/Xinhua China 25, iShares MSCI ACWI, iShares MSCI ACWI ex US, iShares MSCI All Country Asia ex Japan, iShares MSCI EAFE, iShares MSCI EAFE Growth, iShares MSCI EAFE Value, iShares MSCI EAFE Small Cap, iShares MSCI Kokusai, iShares NYSE Composite, iShares NYSE 100, iShares S&P North American Natural Resources Sector, iShares S&P North American Technology-Multimedia Networking, iShares S&P North American Technology-Semiconductors, iShares S&P North American Technology-Software and iShares S&P North American Technology Sector Index Funds (each, a “Fund,” collectively, the “Funds”), and the iShares S&P Aggressive Allocation, iShares S&P Conservative Allocation, iShares S&P Growth Allocation and iShares S&P Moderate Allocation Funds (each, a “Fund,” collectively, the “iShares S&P Allocation Funds”), and the iShares S&P Target Date Retirement Income, iShares S&P Target Date 2010, iShares S&P Target Date 2015, iShares S&P Target Date 2020, iShares S&P Target Date 2025, iShares S&P Target Date 2030, iShares S&P Target Date 2035 and iShares S&P Target Date 2040 Index Funds (each, a “Fund,” collectively, the “iShares S&P Target Date Funds”). The iShares MSCI All Country Asia ex Japan Index Fund commenced operations on August 13, 2008. The iShares S&P Allocation Funds and iShares S&P Target Date Funds (collectively, the “Funds”) commenced operations on November 4, 2008.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). Effective August 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

The following table summarizes the inputs used in valuing the Funds’ investments as of April 30, 2009:

Investments in Securities
iShares Allocation/Index Fund	Level 1	Level 2	Level 3	Total
FTSE China (HK Listed)	$19,742,131	$—	$—	$19,742,131
FTSE Developed Small Cap ex-North America	19,457,803	—	18,803	19,476,606
FTSE/Xinhua China 25	7,896,200,279	—	—	7,896,200,279
MSCI ACWI	208,773,564	—	4,540	208,778,104
MSCI ACWI ex US	213,199,498	—	25,910	213,225,408
MSCI All Country Asia ex Japan	428,680,617	—	246,251	428,926,868
MSCI EAFE	28,016,323,704	—	4,422,272	28,020,745,976
MSCI EAFE Growth	958,271,573	—	48,112	958,319,685
MSCI EAFE Value	922,846,059	—	158,657	923,004,716
MSCI EAFE Small Cap	248,281,196	—	432,407	248,713,603
MSCI Kokusai	72,825,379	—	7,201	72,832,580
NYSE Composite	90,094,000	—	15,885	90,109,885
NYSE 100	61,902,580	—	—	61,902,580
S&P North American Natural Resources Sector	1,184,320,429	—	—	1,184,320,429
S&P North American Technology-Multimedia Networking	73,562,776	—	—	73,562,776
S&P North American Technology-Semiconductors	170,929,019	—	—	170,929,019
S&P North American Technology-Software	327,299,212	—	—	327,299,212
S&P North American Technology Sector	253,923,373	—	—	253,923,373
S&P Aggressive	11,955,160	—	—	11,955,160
S&P Conservative	6,343,931	—	—	6,343,931
S&P Growth	17,141,434	—	—	17,141,434
S&P Moderate	11,227,584	—	—	11,227,584
S&P Target Date Retirement Income	2,529,716	—	—	2,529,716
S&P Target Date 2010	2,517,360	—	—	2,517,360
S&P Target Date 2015	2,488,975	—	—	2,488,975
S&P Target Date 2020	2,460,528	—	—	2,460,528
S&P Target Date 2025	3,652,008	—	—	3,652,008
S&P Target Date 2030	3,609,555	—	—	3,609,555
S&P Target Date 2035	2,385,575	—	—	2,385,575
S&P Target Date 2040	2,370,494	—	—	2,370,494

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the three quarters ended April 30, 2009:

iShares Index Fund	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
FTSE Developed Small Cap ex-North America	$8,310	$—	$(187,590)	$45,380	$152,703	$18,803	$(184,181)
MSCI ACWI	98,397	—	—	—	(93,857)	4,540	87
MSCI ACWI ex US	8,456	—	(220,147)	170,762	66,839	25,910	(220,095)
MSCI All Country Asia ex Japan	—	—	(140,687)	386,938	—	246,251	(140,687)
MSCI EAFE	19,719,390	—	(24,213,517)	(10,021,596)	18,937,995	4,422,272	(22,065,563)

MSCI EAFE Growth	262,306	—	—	—	(214,194)	48,112	48,112
MSCI EAFE Value	461,638	—	(605,030)	(230,124)	532,173	158,657	(582,762)
MSCI EAFE Small Cap	160,987	—	(1,046,656)	522,333	795,743	432,407	(991,602)
MSCI Kokusai	10,021	—	(14,732)	(1,827)	13,739	7,201	(12,442)
NYSE Composite	—	—	(2,751)	—	18,636	15,885	(2,751)

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of April 30, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Allocation/Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE China (HK Listed)	$18,939,023	$1,237,629	$(434,521)	$803,108
FTSE Developed Small Cap ex-North America	32,658,639	225,584	(13,407,617)	(13,182,033)
FTSE/Xinhua China 25	9,718,865,662	—	(1,822,665,383)	(1,822,665,383)
MSCI ACWI	272,243,150	282,184	(63,747,230)	(63,465,046)
MSCI ACWI ex US	245,867,895	3,446,534	(36,089,021)	(32,642,487)
MSCI All Country Asia ex Japan	367,905,379	66,018,077	(4,996,588)	61,021,489
MSCI EAFE	40,218,032,037	17,276,327	(12,214,562,388)	(12,197,286,061)
MSCI EAFE Growth	1,392,699,584	—	(434,379,899)	(434,379,899)
MSCI EAFE Value	1,361,117,817	—	(438,113,101)	(438,113,101)
MSCI EAFE Small Cap	322,300,859	4,309,994	(77,897,250)	(73,587,256)
MSCI Kokusai	87,399,186	—	(14,566,606)	(14,566,606)
NYSE Composite	144,316,015	—	(54,206,130)	(54,206,130)
NYSE 100	91,573,833	—	(29,671,253)	(29,671,253)
S&P North American Natural Resources Sector	1,684,298,688	—	(499,978,259)	(499,978,259)
S&P North American Technology-Multimedia Networking	112,403,851	—	(38,841,075)	(38,841,075)
S&P North American Technology-Semiconductors	271,803,077	—	(100,874,058)	(100,874,058)
S&P North American Technology-Software	423,010,522	—	(95,711,310)	(95,711,310)
S&P North American Technology Sector	364,907,339	—	(110,983,966)	(110,983,966)
S&P Aggressive	11,970,173	87,783	(102,796)	(15,013)
S&P Conservative	6,268,666	76,815	(1,550)	75,265
S&P Growth	16,861,851	281,482	(1,899)	279,583
S&P Moderate	11,112,316	116,950	(1,682)	115,268
S&P Target Date Retirement Income	2,558,756	80,209	(109,249)	(29,040)
S&P Target Date 2010	2,582,715	70,424	(135,779)	(65,355)
S&P Target Date 2015	2,589,914	61,075	(162,014)	(100,939)
S&P Target Date 2020	2,596,130	51,885	(187,487)	(135,602)
S&P Target Date 2025	3,876,600	30,271	(254,863)	(224,592)
S&P Target Date 2030	3,696,125	50,499	(137,069)	(86,570)
S&P Target Date 2035	2,610,541	26,980	(251,946)	(224,966)
S&P Target Date 2040	2,610,714	20,346	(260,566)	(240,220)

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

The iShares S&P Allocation Funds and iShares S&P Target Date Funds are exchange-traded fund (ETF) fund of funds that invest primarily in other iShares funds managed by BGFA.

For the nine months ended April 30, 2009, certain Funds had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

iShares Allocation/Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI ACWI
Barclays PLC	43,047	118,360	73,975	87,432	$364,702	$9,201	$(14,866)
MSCI ACWI ex US
Barclays PLC	25,107	210,882	60,252	175,737	733,046	6,440	(59,841)
MSCI All Country Asia ex Japan
iShares MSCI Malaysia Index Fund	—	1,270,148	221,500	1,048,648	8,525,508	186,176	(269,492)
MSCI EAFE
Barclays PLC	28,159,000	8,744,078	7,172,916	29,730,162	124,012,444	6,000,905	(15,301,419)
MSCI EAFE Value
Barclays PLC	1,275,186	1,033,624	302,040	2,006,770	8,370,773	272,557	(243,135)
MSCI Kokusai
Barclays PLC	15,786	217,833	192,577	41,042	171,197	3,374	79,208
NYSE Composite
Barclays PLC SP ADR	13,473	6,609	3,511	16,571	265,302	12,261	(40,369)
S&P Aggressive
iShares Barclays Aggregate Bond Fund	—	32,751	17,391	15,360	1,561,190	22,102	20,767
iShares Barclays TIPS Bond Fund	—	14,635	8,972	5,663	568,792	2,148	4,294
iShares MSCI EAFE Index Fund	—	128,820	71,702	57,118	2,394,387	40,178	(230,824)
iShares MSCI Emerging Markets Index Fund	—	67,651	47,832	19,819	567,814	16,315	(57,517)
iShares S&P 500 Index Fund	—	95,257	59,379	35,878	3,147,577	56,471	(424,489)
iShares S&P MidCap 400 Index Fund	—	113,311	64,578	48,733	2,721,738	35,141	(99,427)

iShares S&P SmallCap 600 Index Fund	—	53,226	30,530	22,696	976,155	10,676	(104,293)

					$11,937,653	$183,031	$(891,489)

S&P Conservative
iShares Barclays Aggregate Bond Fund	—	24,040	7,267	16,773	$1,704,808	$19,818	$61,396
iShares Barclays Short Treasury Bond Fund	—	28,827	11,889	16,938	1,868,261	6,867	(580)
iShares Barclays TIPS Bond Fund	—	26,489	12,548	13,941	1,400,234	5,281	52,324
iShares Cohen & Steers Realty Majors Index Fund	—	7,326	2,258	5,068	186,401	5,532	5,769
iShares MSCI EAFE Index Fund	—	12,672	5,108	7,564	317,083	4,393	12,006
iShares MSCI Emerging Markets Index Fund	—	1,195	1,195	—	—	407	(152)
iShares S&P 500 Index Fund	—	10,578	3,907	6,671	585,247	5,862	(5,421)
iShares S&P MidCap 400 Index Fund	—	5,709	1,991	3,718	207,650	1,502	1,540
iShares S&P SmallCap 600 Index Fund	—	3,277	1,691	1,586	68,214	700	1,717

					$6,337,898	$50,362	$128,599

S&P Growth
iShares Barclays Aggregate Bond Fund	—	56,775	19,615	37,160	$3,776,942	$42,475	$95,743
iShares Barclays Short Treasury Bond Fund	—	35,797	19,475	16,322	1,800,317	6,619	(2,735)
iShares Barclays TIPS Bond Fund	—	36,145	19,491	16,654	1,672,728	6,758	54,559
iShares Cohen & Steers Realty Majors Index Fund	—	6,781	2,342	4,439	163,267	4,364	9,325
iShares MSCI EAFE Index Fund	—	123,409	48,473	74,936	3,141,317	28,415	112,619
iShares MSCI Emerging Markets Index Fund	—	41,149	26,584	14,565	417,287	7,480	23,301
iShares S&P 500 Index Fund	—	83,779	42,510	41,269	3,620,529	43,885	83,858
iShares S&P MidCap 400 Index Fund	—	53,840	24,536	29,304	1,636,628	14,146	78,675
iShares S&P SmallCap 600 Index Fund	—	35,777	14,927	20,850	896,759	5,897	41,555

					$17,125,774	$160,039	$496,900

S&P Moderate
iShares Barclays Aggregate Bond Fund	—	33,284	5,242	28,042	$2,850,189	$29,554	$49,111
iShares Barclays Short Treasury Bond Fund	—	30,325	6,583	23,742	2,618,743	6,125	166
iShares Barclays TIPS Bond Fund	—	20,849	7,526	13,323	1,338,162	5,608	13,141
iShares Cohen & Steers Realty Majors Index Fund	—	10,076	1,197	8,879	326,570	6,272	2,983
iShares MSCI EAFE Index Fund	—	37,204	6,507	30,697	1,286,818	6,970	18,123
iShares MSCI Emerging Markets Index Fund	—	6,178	1,322	4,856	139,124	779	2,674
iShares S&P 500 Index Fund	—	27,756	4,338	23,418	2,054,461	15,813	19,433
iShares S&P MidCap 400 Index Fund	—	11,070	4,557	6,513	363,751	2,803	(8,787)
iShares S&P SmallCap 600 Index Fund	—	7,767	2,206	5,561	239,179	1,290	(1,661)

					$11,216,997	$75,214	$95,183

S&P Target Date Retirement Income
iShares Barclays Aggregate Bond Fund	—	12,014	50	11,964	$1,216,021	$21,794	$311
iShares Barclays Short Treasury Bond Fund	—	3,377	14	3,363	370,939	1,458	2
iShares Barclays TIPS Bond Fund	—	1,627	6	1,621	162,813	768	34
iShares Cohen & Steers Realty Majors Index Fund	—	574	3	571	21,001	901	(29)
iShares MSCI EAFE Index Fund	—	2,738	11	2,727	114,316	1,479	(54)
iShares MSCI Emerging Markets Index Fund	—	722	—	722	20,685	246	—
iShares S&P 500 Index Fund	—	6,127	25	6,102	535,329	7,443	(331)
iShares S&P MidCap 400 Index Fund	—	969	5	964	53,839	565	(34)

iShares S&P SmallCap 600 Index Fund	—	747	4	743	31,957	279	(23)

					$2,526,900	$34,933	$(124)

S&P Target Date 2010
iShares Barclays Aggregate Bond Fund	—	10,847	75	10,772	$1,094,866	$19,496	$395
iShares Barclays Short Treasury Bond Fund	—	2,668	19	2,649	292,185	1,140	3
iShares Barclays TIPS Bond Fund	—	1,287	9	1,278	128,362	604	35
iShares Cohen & Steers Realty Majors Index Fund	—	598	4	594	21,847	936	(41)
iShares MSCI EAFE Index Fund	—	4,076	29	4,047	169,650	2,179	(163)
iShares MSCI Emerging Markets Index Fund	—	1,202	7	1,195	34,237	404	(26)
iShares S&P 500 Index Fund	—	7,580	52	7,528	660,432	9,129	(719)
iShares S&P MidCap 400 Index Fund	—	1,270	9	1,261	70,427	733	(66)
iShares S&P SmallCap 600 Index Fund	—	1,026	6	1,020	43,870	380	(39)

					$2,515,876	$35,001	$(621)

S&P Target Date 2015
iShares Barclays Aggregate Bond Fund	—	9,560	70	9,490	$964,564	$17,175	$377
iShares Barclays Short Treasury Bond Fund	—	1,982	15	1,967	216,960	847	3
iShares Barclays TIPS Bond Fund	—	929	7	922	92,606	437	28
iShares Cohen & Steers Realty Majors Index Fund	—	580	3	577	21,222	908	(31)
iShares MSCI EAFE Index Fund	—	5,295	39	5,256	220,331	2,829	(219)
iShares MSCI Emerging Markets Index Fund	—	1,702	10	1,692	48,476	573	(37)
iShares S&P 500 Index Fund	—	9,002	66	8,936	783,955	10,836	(912)
iShares S&P MidCap 400 Index Fund	—	1,541	12	1,529	85,395	889	(88)
iShares S&P SmallCap 600 Index Fund	—	1,265	9	1,256	54,020	469	(59)

					$2,487,529	$34,963	$(938)

S&P Target Date 2020
iShares Barclays Aggregate Bond Fund	—	8,242	63	8,179	$831,314	$14,804	$347
iShares Barclays Short Treasury Bond Fund	—	1,362	10	1,352	149,126	582	2
iShares Barclays TIPS Bond Fund	—	640	6	634	63,679	300	23
iShares Cohen & Steers Realty Majors Index Fund	—	598	4	594	21,847	936	(41)
iShares MSCI EAFE Index Fund	—	6,396	49	6,347	266,066	3,417	(275)
iShares MSCI Emerging Markets Index Fund	—	2,096	12	2,084	59,707	704	(44)
iShares S&P 500 Index Fund	—	10,382	79	10,303	903,882	12,492	(1,092)
iShares S&P MidCap 400 Index Fund	—	1,823	15	1,808	100,977	1,051	(110)
iShares S&P SmallCap 600 Index Fund	—	1,465	11	1,454	62,536	542	(72)

					$2,459,134	$34,828	$(1,262)

S&P Target Date 2025
iShares Barclays Aggregate Bond Fund	—	24,316	13,940	10,376	$1,054,617	$31,841	$58,585
iShares Barclays Short Treasury Bond Fund	—	2,883	1,652	1,231	135,779	932	11
iShares Barclays TIPS Bond Fund	—	1,376	790	586	58,858	278	3,307
iShares Cohen & Steers Realty Majors Index Fund	—	2,002	1,148	854	31,410	2,219	(9,534)
iShares MSCI EAFE Index Fund	—	25,768	14,773	10,995	460,910	11,850	(40,397)
iShares MSCI Emerging Markets Index Fund	—	8,472	4,851	3,621	103,742	2,451	2,034
iShares S&P 500 Index Fund	—	40,664	23,312	17,352	1,522,291	32,495	(126,644)
iShares S&P MidCap 400 Index Fund	—	7,218	4,139	3,079	171,962	2,966	(2,258)

iShares S&P SmallCap 600 Index Fund	—	5,802	3,326	2,476	106,493	1,541	(10,906)

					$3,646,062	$86,573	$(125,802)

S&P Target Date 2030
iShares Barclays Aggregate Bond Fund	—	8,567	50	8,517	$865,668	$11,282	$286
iShares Barclays Short Treasury Bond Fund	—	635	4	631	69,599	191	1
iShares Cohen & Steers Realty Majors Index Fund	—	758	5	753	27,695	927	(51)
iShares MSCI EAFE Index Fund	—	12,312	70	12,242	513,185	4,398	(393)
iShares MSCI Emerging Markets Index Fund	—	4,049	21	4,028	115,402	910	(77)
iShares S&P 500 Index Fund	—	19,533	114	19,419	1,703,629	19,301	(1,575)
iShares S&P MidCap 400 Index Fund	—	3,419	21	3,398	189,778	1,546	(155)
iShares S&P SmallCap 600 Index Fund	—	2,800	17	2,783	119,697	808	(112)

					$3,604,653	$39,363	$(2,076)

S&P Target Date 2035
iShares Barclays Aggregate Bond Fund	—	4,538	39	4,499	$457,278	$8,151	$228
iShares Cohen & Steers Realty Majors Index Fund	—	473	3	470	17,287	736	(31)
iShares MSCI EAFE Index Fund	—	8,879	76	8,803	369,022	4,742	(427)
iShares MSCI Emerging Markets Index Fund	—	2,907	22	2,885	82,655	977	(81)
iShares S&P 500 Index Fund	—	14,191	122	14,069	1,234,273	17,063	(1,686)
iShares S&P MidCap 400 Index Fund	—	2,458	22	2,436	136,051	1,417	(162)
iShares S&P SmallCap 600 Index Fund	—	2,020	15	2,005	86,235	747	(98)

					$2,382,801	$33,833	$(2,257)

S&P Target Date 2040
iShares Barclays Aggregate Bond Fund	—	3,377	30	3,347	$340,189	$6,064	$172
iShares MSCI EAFE Index Fund	—	9,315	82	9,233	387,047	4,976	(461)
iShares MSCI Emerging Markets Index Fund	—	3,012	23	2,989	85,635	1,012	(85)
iShares S&P 500 Index Fund	—	15,193	134	15,059	1,321,126	18,266	(1,852)
iShares S&P MidCap 400 Index Fund	—	2,611	24	2,587	144,484	1,506	(177)
iShares S&P SmallCap 600 Index Fund	—	2,101	18	2,083	89,590	777	(118)

					$2,368,071	$32,601	$(2,521)

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of April 30, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA.

4. SUBSEQUENT EVENT

On June 16, 2009, Barclays PLC (“Barclays”), the ultimate parent company of BGFA, accepted a binding offer and entered into an agreement to sell its interests in BGI, BGFA and certain affiliated companies to BlackRock, Inc. (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing. The previously announced agreement, providing for the sale by Barclays of its interests in BGFA and certain affiliated companies to a holding company of CVC Capital Partners Group SICAV-FIS S.A. was terminated in connection with the BlackRock Transaction.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board will be asked to approve a new investment advisory agreement for each Fund. If approved by the Board, the new investment advisory agreement will be submitted to the shareholders of each Fund for their approval.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: June 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: June 17, 2009

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: June 17, 2009